   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 1996.



                                                      REGISTRATION NOS. 33-11716

                                                                        811-5018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                 (X)
      POST-EFFECTIVE AMENDMENT NO. 16                                  (X)

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         (X)
      AMENDMENT NO. 16                                                 (X)


                               COMMON SENSE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                   2800 POST OAK BLVD., HOUSTON, TEXAS 77056
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (713) 993-0500


                             RONALD A. NYBERG, ESQ.


       EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY


                       VAN KAMPEN AMERICAN CAPITAL, INC.


                               ONE PARKVIEW PLAZA


                        OAKBROOK TERRACE, ILLINOIS 60181

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                    COPY TO:
                                GERALD L. BAXTER
                                 LEGAL COUNSEL

                             PFS DISTRIBUTORS, INC.

                      3120 BRECKINRIDGE BLVD., BLDG. 1200
                           DULUTH, GEORGIA 30199-0001

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

                             ---------------------

It is proposed that this filing will become effective:
     / /  immediately upon filing pursuant to paragraph (b)

     /X/  on February 8, 1996 pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(i)
     / /  on (date) pursuant to paragraph (a)(i)
     / /  75 days after filing pursuant to paragraph (a)(ii)
     / /  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       DECLARATION PURSUANT TO RULE 24F-2


REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST, $0.01 PAR VALUE, UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 AND FILED A RULE 24F-2 NOTICE FOR COMMON SENSE GOVERNMENT FUND, COMMON SENSE GROWTH FUND, COMMON SENSE GROWTH AND INCOME FUND, COMMON SENSE MONEY MARKET FUND, COMMON SENSE MUNICIPAL BOND FUND, COMMON SENSE II EMERGING GROWTH FUND, COMMON SENSE II INTERNATIONAL EQUITY FUND, COMMON SENSE II GROWTH FUND, COMMON SENSE II GROWTH AND INCOME FUND AND COMMON SENSE II GOVERNMENT FUND FOR THE LAST FISCAL YEAR ON OR ABOUT DECEMBER 28, 1995. A RULE 24F-2 NOTICE WILL BE FILED ON BEHALF OF THE ABOVE REFERENCED FUNDS ON OR BEFORE DECEMBER 31, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          COMMON SENSE GOVERNMENT FUND


================================================================================


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



--------------------------------------------------------------------------------------------------
                                                      PROPOSED        PROPOSED
                                                      MAXIMUM         MAXIMUM
                                       AMOUNT         OFFERING       AGGREGATE       AMOUNT OF
       TITLE OF SECURITIES             BEING           PRICE          OFFERING      REGISTRATION
         BEING REGISTERED            REGISTERED     PER UNIT(1)       PRICE(2)          FEE
--------------------------------------------------------------------------------------------------
Shares of Beneficial Interest
  $0.01 par value.................    8,473,159        $11.66         $289,996        $100.00
--------------------------------------------------------------------------------------------------



(1) Based on the offering price of $11.66 per share on January 17, 1996.


(2) This calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During the fiscal year ended October 31, 1995, 8,448,288 shares were redeemed or repurchased. None of such redeemed or repurchased shares have been utilized for reductions prior to this time and 8,448,288 of such shares are being used for reduction at this time.



                         COMMON SENSE MONEY MARKET FUND


================================================================================


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



--------------------------------------------------------------------------------------------------
                                                      PROPOSED        PROPOSED
                                                      MAXIMUM         MAXIMUM
                                       AMOUNT         OFFERING       AGGREGATE       AMOUNT OF
       TITLE OF SECURITIES             BEING           PRICE          OFFERING      REGISTRATION
         BEING REGISTERED            REGISTERED     PER UNIT(1)       PRICE(2)          FEE
--------------------------------------------------------------------------------------------------
Shares of Beneficial Interest
  $0.01 par value.................    62,239,391       $1.00          $290,000        $100.00
--------------------------------------------------------------------------------------------------



(1) Based on the offering price of $1.00 per share on January 17, 1996.


(2) This calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During the fiscal year ended October 31, 1995, 61,949,391 shares were redeemed or repurchased. None of such redeemed or repurchased shares have been utilized for reductions prior to this time and 61,949,391 of such shares are being used for reduction at this time.

                              COMMON SENSE TRUST -
                            COMMON SENSE GROWTH FUND
                      COMMON SENSE GROWTH AND INCOME FUND
                          COMMON SENSE GOVERNMENT FUND
                         COMMON SENSE MONEY MARKET FUND
                        COMMON SENSE MUNICIPAL BOND FUND

                             CROSS REFERENCE SHEET

                 FORM N-1A ITEM
                     PART A                                    PROSPECTUS CAPTION
-------------------------------------------------  -------------------------------------------
  1.  Cover Page.................................  Cover Page
  2.  Synopsis...................................  Prospectus Summary; Expense Synopsis
  3.  Condensed Financial Information............  Financial Highlights
  4.  General Description of Registrant..........  Goals and Investment Policies; Investment
                                                     Practices; and Investment Restrictions
  5.  Management of the Fund.....................  The Trust and Its Management
  6.  Capital Stock and Other Securities.........  Organization of the Trust
  7.  Purchase of Securities Being Offered.......  Purchase of Shares
  8.  Redemption or Repurchase...................  Redemption of Shares
  9.  Pending Legal Proceedings..................  Inapplicable

                     PART B                            STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------  -------------------------------------------
 10.  Cover Page.................................  Cover Page
 11.  Table of Contents..........................  Table of Contents
 12.  General Information and History............  General Information
 13.  Investment Objectives and Policies.........  Goals and Investment Policies; and
                                                     Investment Restrictions
 14.  Management of the Registrant...............  General Information; and Investment
                                                     Advisory Agreement
 15.  Control Persons and Principal Holders of
        Securities...............................  Trustees and Executive Officers
 16.  Investment Advisory and Other Services.....  Investment Advisory Agreement
 17.  Brokerage Allocation.......................  Portfolio Transactions and Brokerage
 18.  Capital Stock and Other Securities.........  Inapplicable
 19.  Purchase, Redemption and Pricing of
        Securities Being Offered.................  Determination of Net Asset Value; and
                                                     Purchase and Redemption of Shares
 20.  Tax Status.................................  Distributions and Taxes
 21.  Underwriters...............................  Distributor
 22.  Calculation of Performance Data............  Other Information
 23.  Financial Statements.......................  Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate item in Part C of the registration statement.

                              COMMON SENSE TRUST -
                      COMMON SENSE II EMERGING GROWTH FUND
                          COMMON SENSE II GROWTH FUND
                     COMMON SENSE II GROWTH AND INCOME FUND
                        COMMON SENSE II GOVERNMENT FUND
                   COMMON SENSE II INTERNATIONAL EQUITY FUND

                             CROSS REFERENCE SHEET

                 FORM N-1A ITEM
                     PART A
-------------------------------------------------
  1.  Cover Page.................................  Front Cover Page
  2.  Synopsis...................................  Prospectus Summary; Expense Synopsis
  3.  Condensed Financial Information............  Financial Highlights
  4.  General Description of Registrant..........  The Trust and Its Management Goals and
                                                     Investment Policies; Investment
                                                     Practices; Investment Restrictions
  5.  Management of the Fund.....................  The Trust and Its Management
  6.  Capital Stock and Other Securities.........  Multiple Pricing System; The Trust and Its
                                                     Management; Redemption of Shares;
                                                     Dividends, Distributions and Taxes;
                                                     Additional Information
  7.  Purchase of Securities Being Offered.......  Purchase of Shares; Multiple Pricing System
  8.  Redemption or Repurchase...................  Redemption of Shares
  9.  Pending Legal Proceedings..................  Inapplicable

                     PART B                            STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------  -------------------------------------------
 10.  Cover Page.................................  Cover Page
 11.  Table of Contents..........................  Table of Contents
 12.  General Information and History............  General Information
 13.  Investment Objectives and Policies.........  Goals and Investment Policies; Investment
                                                     Restrictions
 14.  Management of the Registrant...............  General Information; Investment Advisory
                                                     Agreement
 15.  Control Persons and Principal Holders of
        Securities...............................  Investment Advisory Agreement; Trustees and
                                                     Executive Officers
 16.  Investment Advisory and Other Services.....  Investment Advisory Agreement; Distributor;
                                                     Other Information; Portfolio Transactions
                                                     and Brokerage
 17.  Brokerage Allocation.......................  Portfolio Transactions and Brokerage
 18.  Capital Stock and Other Securities.........  Purchase and Redemption of Shares
 19.  Purchase, Redemption and Pricing of
        Securities
        Being Offered............................  Determination of Net Asset Value; Purchase
                                                     and Redemption of Shares; Multiple Pricing
                                                     System
 20.  Tax Status.................................  Distributions, Distributions and Federal
                                                   Taxes
 21.  Underwriters...............................  Distributor
 22.  Calculation of Performance Data............  Other Information
 23.  Financial Statements.......................  Financial Statements

                     PART C
-------------------------------------------------

     Information required to be included in Part C is set forth under the appropriate item in Part C of the registration statement.

[LOGO]                         FEBRUARY 8, 1996


     Common Sense(R) Trust (the "Trust") is a diversified open-end management investment company which offers shares in ten separate Funds, five of which are described in this Prospectus. The goals of such Funds are as follows:


          Common Sense(R) Growth Fund (the "Growth Fund") seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

          Common Sense(R) Growth and Income Fund (the "Growth and Income Fund") seeks reasonable growth and income by investing principally in a portfolio of equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common or preferred stocks.

          Common Sense(R) Government Fund (the "Government Fund") seeks high current return consistent with preservation of capital by investing in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          Common Sense(R) Municipal Bond Fund (the "Municipal Bond Fund") seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

          Common Sense(R) Money Market Fund (the "Money Market Fund") seeks protection of capital and a high level of current income through investments in short-term money market securities.

          INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

          In seeking their respective goals, each Fund, except the Money Market Fund, may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. See "Goals and Investment Policies."

          There is no assurance that each Fund will be successful in achieving its goals.

          THE FUNDS WILL NOT PURCHASE ANY SECURITIES ISSUED BY COMPANIES PRIMARILY ENGAGED IN THE MANUFACTURE OF ALCOHOL OR TOBACCO.

     This Prospectus tells investors briefly the information they should know before investing in a Fund. Investors should read and retain this Prospectus for future reference.


     A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and contains further information about the Funds. A copy of the Statement of Additional Information may be obtained without charge by writing PFS Distributors, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0001. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. Please call Customer Service at (800) 544-5445 for information on the Funds.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CST-1

--------------------------------------------------------------------------------
COMMON SENSE(R) TRUST
--------------------------------------------------------------------------------


CUSTODIAN:                                     INVESTMENT ADVISER:
State Street Bank and Trust Company            Van Kampen American Capital
225 Franklin Street                            Asset Management, Inc.
Boston, Massachusetts 02110                    2800 Post Oak Blvd.
                                               Houston, Texas 77056
TRANSFER AGENT:
PFS Shareholder Services                       DISTRIBUTOR:
3100 Breckinridge Blvd., Bldg. 200             PFS Distributors, Inc.
Duluth, Georgia 30199-0062                     3100 Breckinridge Blvd., Bldg. 200
(800) 544-5445                                 Duluth, Georgia 30199-0001
(800) 544-7278 Spanish-speaking Representatives
(800) 824-1721 TDD Service for Hearing Impaired


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Prospectus Summary....................   2       Money Market Fund...................    14
Expense Synopsis......................   5     Investment Practices and Risks........    14
Financial Highlights..................   6     The Trust and Its Management..........    19
Introduction..........................   9     Purchase of Shares....................    20
Goals and Investment Policies.........   9     Shareholder Services..................    23
  Growth Fund.........................   9     Redemption of Shares..................    25
  Growth and Income Fund..............  10     Dividends, Distributions and Taxes....    26
  Government Fund.....................  10     Prior Performance Information.........    27
  Municipal Bond Fund.................  12     Additional Information................    29

--------------------------------------------------------------------------------
     NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY


Shares Offered.............. Shares of beneficial interest in five Funds: the
                             Growth Fund, the Growth and Income Fund, the
                             Government Fund, the Money Market Fund and the Municipal Bond Fund.


Type of Company............. Diversified, open-end management investment company.

Goals....................... The Growth Fund seeks capital appreciation; the
                             Growth and Income Fund seeks reasonable growth and income; the Government Fund seeks high current return consistent with preservation of capital; the Money Market Fund seeks protection of capital and a high level of current income; and the Municipal Bond Fund seeks current interest income exempt from federal income tax. There is, however, no assurance that each Fund will be successful in achieving its goals.

Investment Policies and
Risks....................... The Growth Fund invests principally in common stocks that the investment adviser believes provide unusually attractive growth opportunities and options on such common stocks. Any income from these investments will be incidental to the capital appreciation goal. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment Policies -- Growth Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.
--------------------------------------------------------------------------------

                             The Growth and Income Fund invests principally in common and preferred stocks, and in securities convertible into common and preferred stocks, that have provided dividend or interest income to their security holders during the past twelve months. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment
                             Policies -- Growth and Income Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

                             The Government Fund invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may sell and purchase options on U.S. Government securities; and purchase and sell interest rate futures contracts and options on such contracts since such transactions are entered into for bona fide hedging purposes. The market prices of debt securities, including U.S. Government securities, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as interest rates rise. See "Goals and Investment Policies -- Government Fund." The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and "Forward Commitments" and the Statement of Additional Information, for a discussion on forward commitments and risk factors relating to options and futures strategies.

                             The Municipal Bond Fund invests in a diversified portfolio of obligations issued by states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax ("Municipal Bonds"). The Fund will not purchase any "private activity bonds" subject to the alternative minimum tax. See "Goals and Investment Policies -- Municipal Bond Fund." The Fund invests primarily in long-term Municipal Bonds which tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates ("market risk") than Municipal Bonds with shorter maturities and lower yields. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. Lower rated securities are subject to greater market risks and are also subject to the ability of the issuer to meet its principal and interest obligations ("credit risk"). The Fund may acquire stand-by commitments. Stand-by commitments involve an element of risk. See "Investment Practices and Risks -- Stand-by Commitments." The Fund may seek to hedge interest rate risk through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts. Any net gains from futures and options transactions are subject to federal income tax and such transactions may involve certain risks. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The market prices of debt securities, including Municipal Bonds, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall.

                             The Money Market Fund invests in a diversified portfolio of money market instruments. This Fund seeks to maintain a constant net asset value of $1.00 per share. There can be no guarantee that the Fund will maintain its net asset value per share at $1.00.

                             Under certain market conditions, all Funds except the Money Market Fund may experience a high rate of portfolio turnover. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs. See "Investment Practices and Risks -- Portfolio Turnover."

Investment Adviser.......... Van Kampen American Capital Asset Management, Inc.
                             (the "Adviser") is the investment adviser to the Trust. See "The Trust and Its Management."


Distributor................. PFS Distributors, Inc. (the "Distributor").



Sales Charge................ Shares of the Growth and Income Fund and the Growth
                             Fund are offered at a sales charge of 8.50% of offering price (9.29% of net amount invested); shares of the Government Fund are offered at a sales charge of 6.75% of offering price (7.24% of net amount invested); and shares of the Municipal Bond Fund are offered at a sales charge of 4.75% of offering price (4.99% of net amount invested). The sales charge is reduced on investments of $10,000 or more for the Growth Fund and the Growth and Income Fund, $25,000 or more for the Government Fund, and $100,000 or more for the Municipal Bond Fund. Shares of the Money Market Fund are sold without a sales charge. The Money Market Fund does, however, require payment of an initial administrative set-up fee of $15 for the establishment of each investment account. See "Purchase of Shares," "Sales Charge Tables," "Volume Discounts," "Cumulative Purchase Discount" and "Letter of Intent."


Dividends and Capital
Gains....................... The Growth Fund may declare and pay dividends and capital gain distributions annually. The Growth and Income Fund may declare and pay dividends quarterly and capital gain distributions annually. Income dividends are declared each business day and paid monthly for the Government Fund, the Municipal Bond Fund and the Money Market Fund; any net short-term or long-term capital gains are distributed at least annually. All dividends and distributions are automatically reinvested in shares of a Fund at net asset value per share (without a sales charge) unless payment in cash is requested. See "Dividends, Distributions and Taxes."

Redemption.................. At the next determined net asset value. The Trust may redeem any account with a net asset value of less than $200 upon three months notice. See "Redemption of Shares."

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS
--------------------------------------------------------------------------------


                                                               GROWTH
                                                                  &                MUNICIPAL  MONEY
                                                      GROWTH   INCOME  GOVERNMENT    BOND     MARKET
----------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).........    8.50%    8.50%     6.75%      4.75%    None
     Maximum sales charge on reinvestment of
       dividends...................................    None     None      None       None     None
     Administrative set-up fee.....................    None     None      None       None     $15
     Redemption fee................................    None     None      None       None     None
     12b-1 fee.....................................    None     None      None       None     None
   **Exchange fee..................................    $5       $5        $5         $5       $0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets):
     Management fees...............................     .61%     .65%      .60%       .60%     .00%*
     Other expenses (including accounting
       services)...................................     .39%     .31%      .23%       .36%    1.00%*
     Total fund operating expenses.................    1.00%     .96%      .83%       .96%    1.00%*

     * After expense reimbursements. In the absence of expense reimbursements, management fees, other expenses, and total fund operating expenses would be 0.50%, 1.21%, and
       1.71%, respectively.
    ** An investor may have to pay the excess, if any, of the sales load rate applicable to the Fund being acquired over the sales load rate, if any, previously paid.
-----------------------------------------------------------------------------------------------
EXAMPLE
-----------------------------------------------------------------------------------------------
     You would pay the following expenses on a
       $1,000 investment assuming (1) five percent
       annual return and (2) redemption at the end
       of each time period:
          1 year...................................    $ 94     $ 94     $ 75     $ 57     $ 10
          3 years..................................    $114     $113     $ 92     $ 77     $ 32
          5 years..................................    $136     $134     $110     $ 98     $ 55
          10 years.................................    $197     $193     $163     $160     $122
-----------------------------------------------------------------------------------------------



     The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in any Fund will bear directly or indirectly. See "Purchase of Shares" and "The Trust and Its Management." The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a five percent annual return assumption. This assumption is unrelated to a Fund's prior performance and is not a projection of future performance. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a share of beneficial interest outstanding throughout the period)


     The information through October 31, 1995 has been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                                                                        YEAR ENDED OCTOBER 31
                                    ----------------------------------------------------------------------------------------------
GROWTH FUND                           1995       1994       1993       1992       1991       1990       1989      1988     1987(1)
-----------                         --------   --------   --------   --------   --------   --------   --------   ------    -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period........................... $15.31     $16.26     $16.02     $15.47     $11.26     $13.15     $10.81      $9.37    $11.44(2)
                                    --------   --------   --------   --------   --------   --------   --------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
  Investment income................    .32        .29        .281       .30        .36        .38        .36        .24       .16
  Expenses.........................   (.16)      (.16)      (.165)     (.17)      (.17)      (.175)     (.17)     (.14)     (.16)
                                    --------   --------   --------   --------   --------   --------   --------   ------    ------
Net investment income..............    .16        .13        .116       .13        .19        .205       .19        .10       --
Net realized and unrealized gain or
  loss on securities...............   3.18        .2075     2.0065     1.3925     4.2425    (1.25)      2.26      1.435    (2.07)
                                    --------   --------   --------   --------   --------   --------   --------   ------    ------
Total from investment operations...   3.34        .3375     2.1225     1.5225     4.4325    (1.045)     2.45      1.535    (2.07)
                                    --------   --------   --------   --------   --------   --------   --------   ------    ------
LESS DISTRIBUTIONS FROM
  Net investment income............   (.155)    (.1125)     (.115)     (.17)     (.2225)    (.2025)     (.11)       --        --
  Net realized gain on
    securities.....................  (1.035)    (1.175)   (1.3996)    (.8025)        --     (.6425)      --      (.095)       --
  Excess of book-basis net realized
    gain on securities.............      --         --     (.3679)        --         --         --       --         --        --
                                    --------   --------   --------   --------   --------   --------   --------   ------    ------
Total distributions................  (1.19)    (1.2875)   (1.8825)    (.9725)    (.2225)     (.845)     (.11)    (.095)       --
                                    --------   --------   --------   --------   --------   --------   --------   ------    ------
Net asset value, end of period..... $17.46     $15.31     $16.26     $16.02     $15.47     $11.26     $13.15     $10.81     $9.37
                                    ========   ========   ========   ========   ========   ========   ========   ======    ======
TOTAL RETURN(3)....................  24.01%      2.04%     14.27%      9.83%     39.90%     (8.73%)    22.90%    16.51%    (18.09%)
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (in
  millions)........................ $2,611.5   $2,169.9   $2,065.7   $1,648.0   $1,311.5   $866.1     $767.8     $492.2    $196.3
Ratios to average net assets
  (annualized)
  Expenses.........................   1.00%      1.09%      1.14%      1.18%      1.26%      1.53%      1.63%     1.93%     2.82%
  Net investment income (loss).....   1.04%       .89%       .80%       .91%      1.44%      1.79%      1.75%     1.30%    (.09%)
Portfolio turnover rate............    230%       164%       166%       134%       100%        99%       101%       63%       17%
----------------------------------------------------------------------------------------------------------------------------------



GROWTH AND INCOME FUND
----------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period..........................  15.77     $17.13     $15.54     $14.70     $11.49     $12.51     $10.49      $9.84     $11.44(2)
                                   --------   --------   --------   --------   --------   --------   --------   ------    --------
INCOME FROM INVESTMENT OPERATIONS
  Investment income...............    .51        .45        .46        .435       .46        .47        .46        .40        .29
  Expenses........................   (.15)      (.16)      (.17)      (.16)      (.155)     (.165)     (.15)     (.13)       (.14)
                                   --------   --------   --------   --------   --------   --------   --------   ------    --------
Net investment income.............    .36        .29        .29        .275       .305       .305       .31        .27        .15
Net realized or unrealized gain or
  loss on securities..............   2.715     (.2125)     1.8775     1.2875     3.2225    (.9975)     2.00       .655     (1.685)
                                   --------   --------   --------   --------   --------   --------   --------   ------    --------
Total from investment
  operations......................   3.075       .0775     2.1675     1.5625     3.5275    (.6925)     2.31       .925     (1.535)
                                   --------   --------   --------   --------   --------   --------   --------   ------    --------
LESS DISTRIBUTIONS FROM
  Net investment income...........   (.30)      (.275)    (.2775)     (.295)    (.3175)     (.325)     (.29)     (.24)      (.065)
  Net realized gain on
    securities....................  (1.595)   (1.1625)     (.30)     (.4275)    --         (.0025)    --        (.035)      --
                                   --------   --------   --------   --------   --------   --------   --------   ------    --------
Total distributions...............  (1.895)   (1.4375)    (.5775)    (.7225)    (.3175)    (.3275)     (.29)    (.275)      (.065)
                                   --------   --------   --------   --------   --------   --------   --------   ------    --------
Net asset value, end of period.... $16.95     $15.77     $17.13     $15.54     $14.70     $11.49     $12.51     $10.49      $9.84
                                   ========   ========   ========   ========   ========   ========   ========   ======    ========
TOTAL RETURN(3)...................  22.45%       .51%     14.13%     10.85%     31.68%     (5.84%)    22.38%     9.55%    (13.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (in
  millions)....................... $828.3     $712.9     $712.4     $591.0     $499.6     $366.6     $278.4     $168.0    $72.8
Ratios to average net assets
  (annualized)
  Expenses........................    .96%    1.02%        1.05%      1.09%      1.14%      1.37%      1.39%     1.57%       2.38%
  Net investment income...........   2.27%    1.84%        1.76%      1.84%      2.29%      2.55%      2.81%     3.04%       2.64%
Portfolio turnover rate...........    117%      88%          51%        32%        42%        48%        26%       64%          4%
----------------------------------------------------------------------------------------------------------------------------------


(1) Based on average month-end shares outstanding.

(2) The net asset value on April 14, 1987, the date the Fund commenced operations.


(3) Total returns for periods of less than one full year are not annualized. Total return does not consider the effect of sales charges.

                                                                   YEAR ENDED OCTOBER 31
                         ---------------------------------------------------------------------------------------------------------
GOVERNMENT FUND            1995        1994        1993        1992        1991        1990        1989         1988      1987(1)
---------------          --------    --------    --------    --------    --------    --------    ---------    --------    --------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period...  $9.99      $11.80      $11.56      $11.47      $10.79      $11.46       $11.13      $11.08      $11.66(2)
                         --------    --------    --------    --------    --------    --------    ---------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Investment income.....    .79         .78         .8536       .97        1.012       1.073        1.16        1.09         .52
  Expenses..............   (.09)       (.09)       (.092)      (.11)       (.107)      (.118)       (.13)       (.15)       (.12)
                         --------    --------    --------    --------    --------    --------    ---------    --------    --------
Net investment income...    .70         .69         .7616       .86         .905        .955        1.03         .94         .40
Net realized and
  unrealized gain or
  loss on
  securities............    .6779     (1.358)       .4249       .1639       .6788      (.4421)       .3274       .0436      (.58)
                         --------    --------    --------    --------    --------    --------    ---------    --------    --------
Total from investment
  operations............   1.3779      (.668)      1.1865      1.0239      1.5838       .5129       1.3574       .9836      (.18)
                         --------    --------    --------    --------    --------    --------    ---------    --------    --------
LESS DISTRIBUTIONS FROM
  Net investment
    income..............   (.6979)     (.6878)     (.7615)     (.8639)     (.9038)     (.9579)     (1.0274)     (.9336)     (.40)
  Net realized gain on
    securities..........     --          --        (.185)      (.07)        --         (.225)        --          --          --
  Excess of book-basis
    net realized gains
    on securities.......     --        (.4542)      --          --          --          --           --          --          --
                         --------    --------    --------    --------    --------    --------    ---------    --------    --------
Total distributions.....   (.6979)    (1.142)      (.9465)     (.9339)     (.9038)    (1.1829)     (1.0274)     (.9336)     (.40)
                         --------    --------    --------    --------    --------    --------    ---------    --------    --------
Net asset value, end of
  period................ $10.67       $9.99      $11.80      $11.56      $11.47      $10.79       $11.46      $11.13      $11.08
                         =========== ==========  ==========  ==========  ==========  =========== ===========  ==========  =========
TOTAL RETURN(3).........  14.27%      (5.45%)      10.55%      9.32%      15.16%       4.94%       12.87%       9.20%      (1.56%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (in
  millions)............. $329.0      $335.0      $370.2      $282.0      $189.0      $140.9      $101.0       $70.6       $21.6
Ratios to average net
  assets (annualized)
  Expenses..............    .83%        .89%        .89%        .95%        .96%       1.09%        1.20%       1.44%       2.12%
  Net investment
    income..............   6.84%       7.06%       7.35%       7.46%       8.15%       8.78%        9.29%       8.55%       7.13%
Portfolio turnover
  rate..................    214%        256%        218%        112%         39%         28%          29%         51%         52%
---------------------------------------------------------------------------------------------------------------------------------



(1) Based on average month-end shares outstanding.

(2) The net asset value on April 14, 1987, the date the Fund commenced operations.


(3) Total returns for periods of less than one full year are not annualized. Total return does not consider the effect of sales charges.

MUNICIPAL BOND FUND
-------------------

                                                                         YEAR ENDED OCTOBER 31
                                      --------------------------------------------------------------------------------------------
                                        1995         1994        1993        1992        1991        1990       1989        1988
                                      --------     --------     -------     -------     -------     -------    -------    --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period...........................    $12.89       $14.07      $13.03      $12.84      $12.18      $12.37     $12.26     $11.91(1)
                                      --------     --------     -------     -------     -------     -------    -------    --------
INCOME FROM INVESTMENT OPERATIONS
  Investment income................       .87          .84         .859       .875         .905        .91        .92        .25
  Expenses.........................      (.13)        (.13)       (.141)     (.15)        (.145)      (.16)      (.23)      (.07)
  Expense reimbursement............      --           --           .01        --           --          .01        .08        .01
                                      --------     --------     -------     -------     -------     -------    -------    --------
Net investment income..............       .74          .71         .728       .725         .76         .76        .77        .19
Net realized and unrealized gain or
  loss on securities...............       .867       (1.182)      1.038       .2175        .648       (.185)      .10        .315
                                      --------     --------     -------     -------     -------     -------    -------    --------
Total from investment operations...      1.607        (.472)      1.766       .9425       1.408        .575       .87        .505
                                      --------     --------     -------     -------     -------     -------    -------    --------
DISTRIBUTIONS FROM NET INVESTMENT
  INCOME...........................      (.727)       (.708)      (.726)     (.7525)      (.748)      (.765)     (.76)      (.155)
                                      --------     --------     -------     -------     -------     -------    -------    --------
Net asset value, end of period.....    $13.77       $12.89      $14.07      $13.03       12.84      $12.18     $12.37     $12.26
                                      ==========   ==========   =========   =========   =========   =========  ========== ========
TOTAL RETURN(3)....................     12.72%       (3.38%)     13.84%      7.57%       11.79%       4.77%      7.31%      4.26%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  millions)........................    119.1       $112.1       $95.9      $60.3        $42.5       $37.1      $24.7       $6.4
Ratios to average net assets
  (annualized)
  Expenses.........................       .96%         .99%        .96%      1.14%        1.15%       1.25%      1.25%      1.91%
  Expenses, without expense
    reimbursement..................     --           --           1.04%        --           --        1.28%      1.93%      2.22%
  Net investment income............      5.58%        5.27%       5.29%      5.56%        6.08%       6.21%      6.28%      5.55%
  Net investment income, without
    expense reimbursement..........     --           --           5.21%      --           --          6.18%      5.60%      5.24%
Portfolio turnover rate............        49%           4%          4%         6%           1%          4%         0%         5%
----------------------------------------------------------------------------------------------------------------------------------



MONEY MARKET FUND
-----------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period..........................    $1.00       $1.00       $1.00        $1.00       $1.00       $1.00      $1.00        $1.00(2)
                                     --------    --------    --------     --------     -------     -------    -------    ---------
INCOME FROM INVESTMENT OPERATIONS
  Investment income...............      .0593       .0388       .033         .0424       .0647       .0839      .0946        .068
  Expenses........................     (.0172)     (.0184)     (.0174)      (.016)      (.014)      (.014)     (.012)       (.015)
  Expense reimbursement...........      .0071       .0084       .0074        .006        .0041       .004       .002         .007
                                     --------    --------    --------     --------     -------     -------    -------    ---------
Net investment income.............      .0492       .0288        .023        .0324       .0548       .0739      .0846        .06
Net realized and unrealized gain
  or loss on securities...........      --          --          --           --          --          --          --         (.0037)
                                     --------    --------    --------     --------     -------     -------    -------    ---------
Total from investment
  operations......................      .0492       .0288        .023        .0324       .0548       .0739      .0846        .0563
                                     --------    --------    --------     --------     -------     -------    -------    ---------
DISTRIBUTIONS FROM NET INVESTMENT
  INCOME..........................     (.0492)     (.0288)      (.023)      (.0324)     (.0548)     (.0739)    (.0846)      (.0563)
                                     --------    --------    --------     --------     -------     -------    -------    ---------
Net asset value, end of period....    $1.00       $1.00        $1.00       $1.00       $1.00       $1.00      $1.00        $1.00
                                     ==========  ==========  ==========   ==========   =========   =========  ========== =========
TOTAL RETURN(3)...................      5.01%       2.91%       2.31%        3.29%       5.65%       7.61%      8.80%       5.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  millions).......................    $60.3       $56.4       $59.2        $72.5        $84.8       $95.7      $66.2      $21.1
Ratios to average net assets
  (annualized)
  Expenses........................      1.00%       1.00%       1.00%        1.00%       1.00%       1.00%      1.00%        .94%
  Expenses, without expense
    reimbursement.................      1.71%       1.84%       1.74%        1.60%       1.41%       1.36%      1.18%       1.76%
  Net investment income...........      4.89%       2.87%       2.30%        3.27%       5.53%       7.37%      8.51%       7.10%
  Net investment income, without
    expense reimbursement.........      4.18%       2.03%       1.56%        2.67%       5.12%       7.01%      8.33%       6.28%
----------------------------------------------------------------------------------------------------------------------------------


(1) The net asset value on July 13, 1988, the date the Fund commenced operations.

(2) The net asset value on December 15, 1987, the date the Fund commenced operations.


(3) Total returns for periods of less than one full year are not annualized. Total return does not consider the effect of sales charges.

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------


     The Trust is a duly organized Massachusetts business trust with ten separate Funds, five of which are described in this Prospectus -- the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund. Each Fund has separate assets and liabilities and a separate net asset value per share. Shares of a Fund represent an interest only in the assets of that Fund. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the goal of any of the Funds will be met.



     In addition to the five Funds described in this Prospectus, the Trust offers shares in five Funds through other Prospectuses. Three of the Funds have goals and investment policies like certain of the Funds described in this Prospectus -- Common Sense II Growth Fund, Common Sense II Growth and Income Fund and Common Sense II Government Fund ("Common Sense II Funds"). The Common Sense II Funds offer Class A and Class B shares. Class A shares are offered at net asset value per share plus a maximum initial sales charge of 5.50% for the Growth II Fund and the Growth and Income II Fund and 4.75% for the Government II Fund and are subject to an annual service fee at the rate of 0.25% of their average daily net assets attributable to such class of shares. Class B shares are offered at the next determined net asset value, and are subject to a contingent deferred sales charge if redeemed within five years and pay a combined annual distribution fee and service fee at the rate of 1% of its average daily net assets attributable to such class of shares. The investment performance of the Common Sense II Funds may be expected to differ from the investment performance of the Funds described in this Prospectus. A prospectus of the Common Sense II Funds may be obtained from the Distributor or PFS Investments, Inc.


--------------------------------------------------------------------------------
GOALS AND INVESTMENT POLICIES
--------------------------------------------------------------------------------

     Although each Fund of the Trust has a different goal which it pursues through separate investment policies described below, the Trust will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco. The differences in goals and investment policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Fund may invest are generally not fundamental policies and may be changed by the Trustees, unless expressly governed by those limitations as described under "Investment Practices and Risks" which can be changed only by action of the shareholders. If there is a change in the goal of any Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

GROWTH FUND

     The Growth Fund seeks capital appreciation through investments in common stocks and options on common stocks.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. The Fund may invest in options and other securities that have above average volatility of price movement. Because prices of common stocks, options and other investments fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries and by using stock index options and stock index futures and options thereon, as discussed in the Statement of Additional Information. There is no assurance that the Fund will be successful in achieving its goal.


     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. A description of the ratings of commercial paper and bonds is contained in the Appendix to the Statement of Additional Information. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements."


     Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon inherently involve greater than ordinary investment risk and the likelihood of more volatile price fluctuations. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

GROWTH AND INCOME FUND

     The Growth and Income Fund seeks reasonable growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. In general, the Fund intends to invest primarily in securities that have yielded a dividend or interest income to security holders within the past twelve months; however, it may invest in non-income producing investments held for anticipated increase in value. There is no assurance that the Fund will be successful in achieving its goal.

     Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Services, Inc. ("Moody's") or BB or lower by Standard & Poor's Corporation ("S&P") or in non-rated securities considered by the Adviser to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

     Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information.

GOVERNMENT FUND

     The goal of the Government Fund is to seek to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may purchase or sell options on U.S. Government securities and engage in transactions involving interest rate futures contracts and options on such contracts. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The Fund may invest in repurchase agreements fully collateralized by U.S. Government securities. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Repurchase Agreements" and "Forward Commitments." The Fund is not designed for investors seeking long-term capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund will be successful in achieving its goal.

     The Fund may also engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA" Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association. The Fund expects in any event that at all times at least 80% of its assets will be invested in U.S. Government securities.

     Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal of Securities program (i.e., "STRIPS"), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issue to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

     Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.

     Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure.

     Duration is an objective computation which allows an investment manager to make certain predictions regarding how the value of a portfolio will respond to changes in interest rate levels. Generally, larger measures of duration correspond to larger expected price changes in securities and portfolios. For example, a portfolio consisting entirely of treasury notes with a remaining maturity of five years would have a duration of about 4.5 years. A one percent change in interest rate levels should impact the securities prices and portfolio net asset value inversely to the change in direction in interest rates, by about 4.5%. A portfolio consisting entirely of treasury notes with a remaining maturity of ten years would have a duration of about 7.5 years. Here, a one percent change in interest rate levels should impact the securities prices and portfolio net asset value inversely to the change in direction in interest rates, by about seven to eight percent. This example, is intended for demonstration purposes only; however, and is not intended to approximate how the Fund's portfolio will respond to changes in interest rates. The Fund's investment portfolio may include securities with differing maturities and quality levels and the interest rates on those instruments may not all change by the same amount at the same time as rates rise or fall generally in the marketplace. Also, the treasury securities described in the example cannot be retired prior to maturity, while some of the securities in the Fund's portfolio can. These factors among others can cause the Fund's investment portfolio to respond somewhat differently to changes in interest rates than shown in the example.

     Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis expressed in years. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At October 31, 1995, the average maturity of the debt securities owned by the Fund, as adjusted for investments in options, futures contracts and related options, was approximately 6.3 years and the duration of the portfolio was approximately 4.8 years. The duration is likely to vary from time to time as the Adviser pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the Adviser will be successful in achieving such results for the Fund.


     The Fund generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

     The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus if market prices of debt securities increase, the Fund receives less total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to "enhance" monthly distributions. During periods when the Fund has capital loss carry forwards any capital gains generated from such transactions will be retained in the Fund. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options," "Dividends, Distributions and Taxes" and the Statement of Additional Information for further discussion.

     The purchase and sale of options may result in a high portfolio turnover rate. The Fund's turnover rate is shown in the table of Financial Highlights. See "Investment Practices and Risks -- Portfolio Turnover."

MUNICIPAL BOND FUND

     The goal of the Municipal Bond Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital. Because the value of and yield on Municipal Bonds fluctuate, there can be no assurance that the Fund's goal will be achieved.

     The Fund seeks to achieve its objective by investing in a diversified portfolio of obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from federal income tax. See "Municipal Bonds." It is a fundamental policy of the Fund under normal conditions to invest at least 80% of its assets in Municipal Bonds which are considered tax-exempt. The Fund does not independently evaluate the tax-exempt status of the Municipal Bonds in which it invests. The Fund invests principally in Municipal Bonds rated at the time of purchase within the three highest grades assigned by Moody's or S & P. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in rating does not require the Fund to dispose of a security. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. The Fund may invest up to 25% of its total assets in Municipal Bonds rated "Baa" by Moody's or "BBB" by S & P or any non-rated Municipal Bonds having characteristics similar to Municipal Bonds rated "Baa" or "BBB." Municipal Bonds rated BBB or Baa may have speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade Municipal Bonds. The market prices of Municipal Bonds generally fluctuate with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Because investment in lower rated securities involves greater investment risks, achievement of the Fund's goal may be more dependent on the Adviser's credit analysis than would be the case if the Fund invested only in higher rated securities. Non-rated Municipal Bonds are not necessarily of lower quality than rated Municipal Bonds, but the market for rated Municipal Bonds is often broader. The Fund may seek to hedge against changes in interest rates through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts. See the Statement of Additional Information for discussion of futures contracts and options.

     On a temporary basis, due to market conditions or pending investment in Municipal Bonds, the Fund may invest up to 100% of its assets in "Temporary Investments" consisting of short-term municipal notes rated MIG 1 through MIG 4 by Moody's or SP-1 or SP-2 by S & P; tax-exempt commercial paper rated P-1 or P-2 in the case of Moody's or A-1 or A-2 by S & P; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate bonds and debentures; certificates of deposit and bankers' acceptances of domestic banks with assets of $500 million or more and having deposits insured by the Federal Deposit Insurance Corporation; commercial paper and repurchase agreements. The income on corporate bonds and debentures, certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements is taxable. See the Appendix in the Statement of Additional Information for discussion of ratings of commercial paper and bonds.

     The Fund may invest up to 10% of its net assets in illiquid securities which include Municipal Bonds issued in limited placements under which the Fund represents that it is purchasing for investment purposes only, repurchase agreements maturing in more than seven days and other securities subject to legal or contractual restrictions on resale. Municipal Bonds acquired in limited placements generally may be resold only in a privately negotiated transaction to one or more other institutional investors. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. A Fund position in restricted securities might adversely affect the liquidity and marketability of such securities. Such limitation could result in the Fund's inability to realize a favorable price upon disposition, and in some cases might make disposition of such securities at the time desired by the Fund impossible. The 10% limitation applies at the time the purchase commitment is made. See "Investment Practices and Risks -- Repurchase Agreements."

     Variations in the quality and maturity of the Fund's portfolio investments can be expected to affect the Fund's yield and the degree of market and financial risk to which the Fund is subject. Generally, Municipal Bonds with longer maturities tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates than Municipal Bonds with shorter maturities and lower yields. The market value of Municipal Bonds generally rises when interest rates decline and falls when interest rates rise. Generally lower rated Municipal Bonds provide a higher yield than higher rated Municipal Bonds of similar maturity but are subject to greater market and financial risk. The Fund is not limited as to the maturities of the Municipal Bonds in which it invests. Such securities may have remaining maturities of up to 30 years or more.

     MUNICIPAL BONDS. Municipal Bonds include debt obligations of a state, territory or a possession of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of Municipal Bonds are issued to obtain funding for privately operated facilities.

     Many new issues of Municipal Bonds are sold on a "when issued" basis. While the Fund has ownership rights to the bonds, the Fund does not have to pay for them until they are delivered, normally 15 to 45 days later. To meet that payment obligation, the Fund sets aside with the custodian sufficient cash or high grade securities equal to the amount that will be due. When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. See "Investment Practices and Risks -- Delayed Delivery and When-Issued Securities."

     The yields of Municipal Bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's and S & P represent their opinions of the quality of the Municipal Bonds they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Municipal Bonds of the same maturity and coupon with different ratings may have the same yield. A description of the ratings is included in the Statement of Additional Information.

     Among the various types of Municipal Bonds are general obligation bonds, revenue or special obligation bonds, industrial development bonds, pollution control bonds, variable rate demand notes, and short-term tax-exempt municipal obligations such as tax anticipation notes.

     General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll-bridge, for example. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. The Fund's ability to achieve its goal depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest.

     The Fund considers investments in Municipal Bonds not to be subject to concentration policies and may invest a relatively high percentage of its assets in Municipal Bonds issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects such as hospitals, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund's per share net asset value also increases. The Fund may invest more than 25% of its total assets in industrial development revenue bonds, but it does not intend to invest more than 25% of its assets in industrial development revenue bonds issued for companies in the same industry or state. Sizeable investments in such obligations could involve an increased risk to the Fund should any of such issuers of any such related projects or facilities experience financial difficulties.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds. It may be expected that similar proposals may be introduced in the future. If any such proposals were to be enacted, the ability of the Fund to pay "exempt-interest" dividends may be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.

     TAX LEGISLATION. Interest on certain "private-activity bonds" issued after August 7, 1986, is an item of tax preference subject to the alternative minimum tax on individuals and corporations. THE TRUST WILL NOT PURCHASE ANY PRIVATE ACTIVITY BONDS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

     The Omnibus Budget Reconciliation Act of 1993, which was signed into law on August 10, 1993, included certain provisions intended to prevent the conversion of ordinary income into capital gain. One such provision affects tax-exempt securities by requiring that gains on certain debt instruments purchased at a market discount be treated as ordinary income to the extent of the accrued market discount. The new law extends this treatment to market discount bonds issued before July 18, 1984 and to tax-exempt bonds, if the bonds are acquired after April 30, 1993. Such bonds were exempt from the market discount rules under prior law.

MONEY MARKET FUND

     The Money Market Fund seeks protection of capital and a high level of current income through investments in money market securities. Such securities may include obligations of the U.S. Government, its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements secured by obligations of the U.S. Government, its agencies and instrumentalities. Such securities are described below and repurchase agreements are described under the caption "Investment Practices and Risks -- Repurchase Agreements."

     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money market instruments maturing within 13 months with a dollar-weighted average maturity of 90 days or less. It seeks high current income from these short-term investments to the extent consistent with protection of capital. Of course, there can be no guarantee that the Fund will achieve its objective or be able at all times to maintain its net asset value per share at $1.00. In addition, the daily dividend rate paid by the Fund may be expected to fluctuate. The Fund uses the amortized cost method for valuing portfolio securities. See "Purchase of Shares."

     OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES. The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies, and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, FNMA, GNMA, Federal Land Banks, and the Farmer's Home Administration.

     BANK OBLIGATIONS. The Fund may invest in negotiable time deposits, certificates of deposit and bankers' acceptances which are obligations of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements. The Fund is also authorized to invest up to 5% of its total assets in certificates of deposit issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the certificate of deposit acquired by the Fund is insured in full by the Federal Deposit Insurance Corporation.

     COMMERCIAL PAPER. The Fund may invest in short-term obligations of companies which at the time of investment are (a) rated in the two highest categories by S & P (A-1 and A-2) or by Moody's (Prime-1 and Prime-2), or (b) if not rated, are in the opinion of the Adviser, of comparable quality. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. (See the Statement of Additional Information for an explanation of these ratings.) The Fund's current policy is to limit investments in commercial paper to obligations rated A-1 or Prime-1.

--------------------------------------------------------------------------------
INVESTMENT PRACTICES AND RISKS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (e.g., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Repurchase agreements involve certain risks in the event of a default by the other party. No Fund will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds 10% of the value of the Fund's net assets. See the Statement of Additional Information.

     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces greater efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in the SEC order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

     OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS (ALL FUNDS EXCEPT MONEY MARKET FUND). The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of a Fund's portfolio and the Adviser's expectations concerning the securities markets.

     For example, in times of stable or rising security prices, a Fund generally seeks to obtain maximum exposure to the securities markets, i.e., to be "fully invested." Nevertheless, even when a Fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. A Fund may also have cash on hand that has not yet been invested. The portion of a Fund's assets that is invested in cash equivalents does not fluctuate with security market prices, so that, in times of rising market prices, a Fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing futures contracts, however, a Fund can compensate for the cash portion of its assets and obtain equivalent performance to investing 100% of its assets in equity securities.

     If the Adviser forecasts a market decline, a Fund may take a defensive position, reducing its exposure to the securities markets by increasing its cash position. By selling futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of a Fund's portfolio securities. Sale of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, a Fund could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

     As an alternative to selling futures contracts, a Fund can purchase puts (or futures puts) to hedge the portfolio's risk in a declining market. Since the value of a put increases as the index declines below a specified level, the portfolio's value is protected against a market decline to the degree the performance of the index correlates with the performance of a Fund's investment portfolio. If the market remains stable or advances, a Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

     In many cases, a Fund could achieve results similar to those available from options and futures contracts without investing in the options and futures markets. For example, instead of hedging portfolio securities it owned with options and futures contracts, the Fund could sell the securities and invest the proceeds in money market instruments. In other cases, however, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be implemented with greater ease and at lower cost by utilizing the options and futures markets.

     POTENTIAL RISKS OF OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the Adviser is not successful in employing such instruments in managing a Fund's investments, a Fund's performance will be worse than if a Fund did not make such investments. In addition, a Fund would pay commissions and other costs in connection with such investments, which may increase a Fund's expenses and reduce its return.

     The Government Fund, the Growth and Income Fund and the Growth Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by a Fund will be considered an illiquid security. Any OTC Option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. Each Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts thereon by the Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian. A Fund may not invest more than 10% of its net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional Information.

     SECURITIES OF FOREIGN ISSUERS. The Growth Fund and the Growth and Income Fund may invest up to 20% of the value of their total assets in securities of foreign governments and companies of developed and emerging market countries.

     Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

     Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See "Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


     The Growth Fund and the Growth and Income Fund may invest in the securities of developing countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

     One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     FORWARD COMMITMENTS (GOVERNMENT FUND). The Fund may purchase or sell U.S. Government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

     The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

     The Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 10% of the total value of that Fund's assets, and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. The Adviser believes the risk of loss on such transactions is slight, because, if a borrower was to default for any reason, the collateral should satisfy the obligation. See the Statement of Additional Information.

     VARIABLE RATE DEMAND NOTES (MUNICIPAL BOND FUND). The Fund may invest in variable rate demand notes ("VRDNs") which are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days' notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. The Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

     STAND-BY COMMITMENTS (MUNICIPAL BOND FUND). The Fund may acquire stand-by commitments with respect to Municipal Bonds held by it. Under a stand-by commitment, a bank or dealer from which Municipal Bonds are acquired agrees to purchase from the Fund, at the Fund's option, the Municipal Bonds at a specified price. Such commitments are sometimes called "liquidity puts."

     The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Bonds (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments generally can be acquired when the remaining maturity of the underlying Municipal Bonds is not greater than one year, and are exercisable by the Fund at any time before the maturity of such obligations.

     The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment generally is not transferable by the Fund, although the Fund can sell the underlying Municipal Bonds to a third party at any time.

     The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund will not exceed one-half of one percent of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund intends to enter into stand-by commitments only with banks and dealers which, in the Adviser's opinion, present minimal credit risks.

     The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying Municipal Bonds which would continue to be valued in accordance with the method of valuation employed by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, the cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

     DELAYED DELIVERY AND WHEN-ISSUED SECURITIES (MUNICIPAL BOND
FUND). Municipal Bonds may at times be purchased or sold on a "delayed delivery" or a "when-issued" basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the Fund enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Fund maintains a separate account at its custodian bank consisting of cash or liquid high grade debt obligations (valued on a daily basis) equal at all times to the amount of any when-issued commitment.

     RESTRICTED SECURITIES. Each Fund may invest up to 5% of its net assets in restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the Adviser pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since it is not possible to predict with assurance how the markets for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor each Fund's investment in these securities focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

     PORTFOLIO TURNOVER. Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth Fund and the Government Fund may experience a high rate of portfolio turnover. This may occur, for example, if the Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the Adviser deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Fund, the Government Fund and the Municipal Bond Fund are not expected to exceed 400%; and the annual turnover rate of the Growth and Income Fund is not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains. See "Dividends, Distributions and Taxes."


     PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES. The Adviser is responsible for the placement of orders for the purchase and sale of portfolio securities for the Trust and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuous basis. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The Trust also executes transactions through Alex Brown & Sons, Inc., a director of which is also a Trustee of the Trust. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney, Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Smith Barney and Robinson Humphrey may be considered affiliated persons of the Distributor because they are each an indirect subsidiary of Travelers Group Inc. ("Travelers"). In order for Smith Barney and Robinson Humphrey to effect any such transaction, the commissions, fees or other remuneration received by Smith Barney and Robinson Humphrey must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney and Robinson Humphrey to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney and Robinson Humphrey are consistent with the foregoing standard. Brokerage transactions with Smith Barney and Robinson Humphrey are also subject to such fiduciary standards as may be imposed upon Smith Barney and Robinson Humphrey by applicable law. U.S. Government securities in which the Trust invests are traded in the over-the-counter market. Such securities are generally traded on a net basis with a dealer acting as principal for its own account without a stated commission, although the prices of the securities usually include a profit to the dealer. Most transactions made by the Money Market Fund are principal transactions at net prices which incur little or no brokerage costs. It is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Trust seeks reasonably competitive spreads, the Trust will not necessarily be paying the lowest spread available. Brokerage commissions are paid on transactions in listed options, futures contracts and options thereon. The Adviser is authorized to place portfolio transactions with broker-dealers participating in the distribution of shares of the Trust if it reasonably believes that the quality of the execution and any commission are comparable to that available from other qualified firms. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such service if they determine that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser in managing the assets of other advisory accounts managed by the Adviser as well as in the management of the assets of the Trust.

     INVESTMENT IN INVESTMENT COMPANIES (GROWTH FUND AND GROWTH AND INCOME
FUND). The Growth Fund and the Growth and Income Fund, may invest in a separate investment company, Van Kampen American Capital Small Capitalization Fund ("Small Cap Fund"), that invests in a broad selection of small capitalization securities. The shares of the Small Cap Fund are available only to investment companies advised by the Adviser. The Adviser believes that the use of the Small Cap Fund provides the Funds with the most effective exposure to the performance of the small capitalization sector of the stock market while at the same time minimizing costs. The Adviser charges no advisory fee for managing the Small Cap Fund, nor are there any sales load or other charges associated with distribution of its shares. Other expenses incurred by the Small Cap Fund are borne by it, and thus indirectly by the Funds and the Van Kampen American Capital funds that invest in it. With respect to such other expenses, the Adviser anticipates that the efficiencies resulting from use of the Small Cap Fund will result in cost savings for the Funds and the Van Kampen American Capital funds that invest in the Small Cap Fund. In large part, these savings will be attributable to the fact that administrative actions that would have to be performed multiple times if each Fund held its own portfolio of small capitalization stocks will need to be performed only once. The Adviser expects that the Small Cap Fund will experience trading costs that will be substantially less than the trading costs that would be incurred if small capitalization stocks were purchased separately for the Funds and the Van Kampen American Capital funds.

     The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.

     Each Fund will be deemed to own a pro rata portion of each investment of the Small Cap Fund. For example, if a Fund's investment in the Small Cap Fund were $10 million, and the Small Cap Fund had five percent of its assets invested in the electronics industry, the Fund would be considered to have an investment of $500,000 in the electronics industry.

INVESTMENT RESTRICTIONS

     RESTRICTIONS APPLICABLE TO ALL OF THE FUNDS. Each Fund has adopted a number of investment restrictions which may not be changed without the approval of the holders of a majority (as defined by the 1940 Act) of the shares of such Fund. The percentage limitations need only be met at the time the investment is made or other relevant action taken. These restrictions provide, among other things, that a Fund may not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby), or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Growth Fund or the Growth and Income Fund to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

     2. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities, provided, however, that with respect to the Growth Fund and the Growth and Income Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company;

     3. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Growth Fund and the Growth and Income Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby, and, in the case of the Money Market Fund, does not restrict investments in money market instruments of banks.);

     4. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options, are not deemed to be a pledge or other encumbrance;


     5. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the Growth Fund and the Growth and Income Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;


     6. Engage in option writing for speculative purposes or purchase call or put options on securities if, as a result, more than 5% of its net assets of the Fund would be invested in premiums on such options; or

     7. Purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

     Each state and each political subdivision, agency or instrumentality of such state, and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus. The non-government user of facilities financed by industrial development or pollution control bonds is also considered as a separate issuer. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

     In addition to the foregoing, the Trust has adopted additional investment restrictions, which may be changed by the Trustees without a vote of shareholders, as follows:

     FOREIGN INVESTMENTS. The Growth Fund and the Growth and Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth and Income Fund and the Growth Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put and call options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.

     The Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.

     The Municipal Bond Fund may engage in futures contracts and related options as described in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

     The Trust is a diversified, open-end management investment company, generally known as a mutual fund, organized as a Massachusetts business trust on January 29, 1987. A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a diversified portfolio of securities by combining their resources in an effort to achieve such goals.


     The Trustees have the responsibility for overseeing the affairs of the Trust. The Adviser, 2800 Post Oak Boulevard, Houston, Texas 77056, determines the investment of the Trust's assets, provides administrative services and manages the Trust's business and affairs. The Adviser is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and nearly $50 billion under management or supervision. Van Kampen American Capital's 67 open-end and 38 closed-end funds and more than 3,000 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership (the "C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York private investment firm. The general partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition certain officers, directors and employees of Van Kampen American Capital own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding, Inc.

Presently, and after giving effect to the exercise of such options, no officer or trustee of the Trust owns or would own five percent or more of the common stock of VK/AC Holding, Inc. The Adviser, together with its predecessors, has been in the investment advisory business since 1926.

     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under separate investment advisory agreements with each Fund, dated December 20, 1994, the Trust pays the Adviser an annual fee for the Growth Fund and the Growth and Income Fund, calculated separately for each Fund at the following rates: 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the Government Fund of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. For the Municipal Bond Fund, the Trust pays the Adviser an annual fee of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $3 billion. For the Money Market Fund, the Trust pays the Adviser an annual fee of 0.50% of the first $2 billion of the Fund's average daily net assets; 0.475% of the next $2 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $4 billion. The fee is computed daily and payable monthly with respect to each Fund.

     Under each of the foregoing Advisory Agreements, the Trust also reimburses the Adviser for the actual cost of the Trust's accounting services, which include maintaining its financial books and records and calculating the daily net asset value of each Fund. Operating expenses paid by the Trust include transfer agency fees, custodian fees, legal and auditing fees, trustees' fees, the cost of registration of its shares under federal laws and state blue sky laws, the cost of reports and proxies to shareholders, and all other ordinary business expenses not specifically assumed by the Adviser or any other party. For the last fiscal year, advisory fees plus the cost of accounting services paid by the Growth Fund, Growth and Income Fund, Government Fund, Municipal Bond Fund and Money Market Fund equaled .63%, .67%, .63%, .69% and .10%, respectively, of each Fund's average net assets. For the same period, the total operating expenses of the Growth Fund, Growth and Income Fund, Government Fund, Municipal Bond Fund and Money Market Fund were .46%, .35%, .26%, .30% and .90%, respectively, of average net assets.

     The Adviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount.


     PERSONAL INVESTING POLICIES. The Trust and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors/trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to pre-clearance and other procedures designed to prevent conflicts of interest.



     PORTFOLIO MANAGEMENT. Stephen Boyd has been primarily responsible for the day-to-day management of Growth Fund's investment portfolio since 1989. Mr. Boyd is Vice President of the Trust and Senior Vice President -- Portfolio Manager of the Adviser. James Gilligan has been primarily responsible for the day-to-day management of Growth and Income Fund's investment portfolio since July 11, 1994. Mr. Gilligan is Vice President of the Trust and Vice President -- Portfolio Manager of the Adviser since March 1990. John Reynoldson has been primarily responsible for the day-to-day management of Government Fund's investment portfolio since 1988. Mr. Reynoldson is Vice President of the Trust and Senior Vice President -- Portfolio Manager of the Adviser. David Troth has been primarily responsible for the day-to-day management of Money Market Fund's investment portfolio since its inception. Mr. Troth is Vice President of the Trust and Senior Investment Vice President of the Adviser. Mr. Troth was formerly Investment Vice President of the Adviser from March, 1978 to July, 1991. David Johnson has been primarily responsible for the day-to-day management of Municipal Bond Fund's investment portfolio since June 13, 1995. Mr. Johnson is Vice President of the Trust and the Adviser. Mr. Johnson has been employed by Van Kampen American Capital Investment Advisory Corp., an affiliate of the Adviser, for the last five years.


--------------------------------------------------------------------------------
PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Shares of beneficial interest in each Fund are offered continuously for sale by the Distributor, an indirect subsidiary of Travelers Group Inc. (the "Travelers"), 65 East 55th Street, New York, New York 10022. Travelers is a financial services holding company engaged through its subsidiaries, principally in three business segments -- investment services, consumer finance services and insurance services. Shares of beneficial interest in each Fund are available through PFS Investments Inc. ("PFS Investments"), an affiliate of Travelers. Initial investments in a Fund must be at least $250 and subsequent investments must be at least $25. The Distributor may waive the minimum amount for initial investment for shares involving periodic investments. The Trust reserves the right to suspend the sale of any Fund's shares to the public in response to conditions in the securities markets or for other reasons and to refuse any order for the purchase of shares.

     Shares may be purchased on any business day by completing the application included in this Prospectus and forwarding the application through PFS Investments to PFS Shareholder Services (the "Transfer Agent"), 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.

     Additionally, investments of $25,000 or more may be made by having your bank wire federal funds (funds of the Federal Reserve System) to the Transfer Agent's bank. Wire transfers will only be accepted on days your bank, the Transfer Agent, the Trust, and Bank South of Atlanta ("Bank

South") are open for business. Your wired funds must be received by 4:00 p.m. Eastern time by Bank South to be credited to your account that day. Otherwise, your wire purchase will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by the Trust. If the wire purchase does not contain the information stated below, the Trust may reject it. Any delays that may occur in wiring funds, including delays in processing by the banks, are not the responsibility of the Trust or Transfer Agent.

     You must pay any charge assessed by your bank for the wire service. If a wire transfer is rejected, all money received by the Trust, less any costs incurred by the Trust or Transfer Agent in rejecting it, will be returned promptly.

     To insure the proper handling of your investment, the following procedures should be observed:

          New Account Procedures -- If the wire transfer is for a new account, you and your PFS Investments representative should call the Transfer Agent's Customer Service Department at (800) 544-5445 and ask for the Wire Purchase Desk. They will assist you in establishing your account and processing your wire purchase.

          Existing Account Procedures -- If the wire transfer is for an existing account, the wire must be sent to Bank South, Routing Number 061000078, Atlanta, Georgia. It should state the following:

               "Credit PFS Account #6380344
               For Further Credit to CST Account # _______ (your account number) For ____________________________ (your name)"

     Upon executing your wire transfer, you or your PFS Investments representative should contact the Transfer Agent's Wire Purchase Desk to notify them of your name, your Trust account number and the name of the bank transmitting the federal funds.

     Shares are offered at the next determined net asset value per share, plus a sales charge as described below with respect to the Growth Fund, the Growth and Income Fund, the Government Fund, and the Municipal Bond Fund. Shares of the Trust may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Plan") for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Plan. Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. The Distributor may pay PFS Investments representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Transfer Agent at (800) 544-5445 for further information and appropriate forms.

     Net asset value per share of each Fund is computed as of the close of trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day the Exchange is open for trading, except in the case of the Money Market Fund, for which net asset value is computed as of 12:00 noon New York time on each such day. Net asset value of each Fund is determined by dividing the value of all the portfolio securities held by such Fund, cash, and other assets (including accrued interest) less all liabilities (including accrued expenses) by the total number of shares outstanding of the Fund. The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio security at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides for certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security.

     Shares of the Money Market Fund are offered at the next determined net asset value after a purchase order becomes effective, which is when the check payment is converted into federal funds. A check payment is normally converted into federal funds on the second business day following receipt of payment by the Transfer Agent. With respect to the other Funds, the price paid for shares purchased is based on the net asset value next computed after an order is received by the Transfer Agent. For a discussion of the methods used to value the portfolio securities of each Fund, see the Statement of Additional Information.

     The tables included herein show the sales charge at various investment levels with respect to the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund. No sales charge is payable on purchases of shares of the Money Market Fund. The Money Market Fund does, however, require payment of an initial administrative set-up fee of $15 for the establishment of each investment account. See "Shareholder
Services -- Investment Account."

SALES CHARGE TABLES

GROWTH FUND AND GROWTH AND INCOME FUND

                                                                                                                      REALLOWED
                                                                                                                       TO PFS
                                                                                                                     INVESTMENTS
                                                                                         AS % OF       AS % OF       (AS A % OF
       SIZE OF                                                                          NET AMOUNT     OFFERING       OFFERING
     INVESTMENT                                                                          INVESTED       PRICE          PRICE)*
---------------------------------------------------------------------------------------------------------------------------------
Less than $10,000....................................................................      9.29%         8.50%           7.00%
$10,000 but less than $25,000........................................................      8.40%         7.75%           6.25%
$25,000 but less than $50,000........................................................      6.38%         6.00%           5.00%
$50,000 but less than $100,000.......................................................      4.71%         4.50%           3.75%
$100,000 but less than $250,000......................................................      3.63%         3.50%           3.00%
$250,000 but less than $400,000......................................................      2.56%         2.50%           2.00%
$400,000 but less than $600,000......................................................      2.04%         2.00%           1.60%
$600,000 but less than $5,000,000....................................................      1.01%         1.00%           0.75%
$5,000,000 or more...................................................................      0.25%         0.25%           0.20%
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT FUND

                                                                                                                      REALLOWED
                                                                                                                       TO PFS
                                                                                                                     INVESTMENTS
                                                                                         AS % OF       AS % OF       (AS A % OF
       SIZE OF                                                                          NET AMOUNT     OFFERING       OFFERING
     INVESTMENT                                                                          INVESTED       PRICE          PRICE)*
---------------------------------------------------------------------------------------------------------------------------------
Less than $25,000....................................................................      7.24%         6.75%           6.00%
$25,000 but less than $50,000........................................................      6.10%         5.75%           5.00%
$50,000 but less than $100,000.......................................................      4.44%         4.25%           3.50%
$100,000 but less than $250,000......................................................      3.63%         3.50%           2.75%
$250,000 but less than $500,000......................................................      2.56%         2.50%           2.00%
$500,000 but less than $1,000,000....................................................      2.04%         2.00%           1.60%
$1,000,000 but less than $2,500,000..................................................      1.01%         1.00%           0.75%
$2,500,000 but less than $5,000,000..................................................      0.50%         0.50%           0.40%
$5,000,000 or more...................................................................      0.25%         0.25%           0.20%
---------------------------------------------------------------------------------------------------------------------------------


MUNICIPAL BOND FUND


                                                                                                                      REALLOWED
                                                                                                                       TO PFS
                                                                                                                     INVESTMENTS
                                                                                         AS % OF       AS % OF       (AS A % OF
       SIZE OF                                                                          NET AMOUNT     OFFERING       OFFERING
     INVESTMENT                                                                          INVESTED       PRICE          PRICE)*
---------------------------------------------------------------------------------------------------------------------------------
Less than $100,000...................................................................      4.99%         4.75%           4.25%
$100,000 but less than $250,000......................................................      3.90%         3.75%           3.25%
$250,000 but less than $500,000......................................................      3.09%         3.00%           2.50%
$500,000 but less than $1,000,000....................................................      2.04%         2.00%           1.60%
$1,000,000 but less than $2,500,000..................................................      1.01%         1.00%            .75%
$2,500,000 but less than $5,000,000..................................................       .50%          .50%            .40%
$5,000,000 or more...................................................................       .25%          .25%            .20%
---------------------------------------------------------------------------------------------------------------------------------

* Additionally, the Distributor will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3%.

     PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments representatives that sell shares of the Trust.

     VOLUME DISCOUNTS. The size of the investment shown in the preceding tables applies to the total amount being invested by any person in shares of the indicated Fund alone, or in any combination of shares of the Fund and shares of the Common Sense Funds (except the Money Market Fund). A person eligible for a volume discount includes an individual; members of a family unit comprising husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Internal Revenue Code ("Code"), or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

     CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding tables may also be determined by combining the amount being invested in shares of the indicated Fund plus the current offering price of all shares of such Funds described in this Prospectus and other Common Sense Funds (except the Money Market Fund) which have been previously purchased and are still owned. Shares previously purchased are only taken into account, however, if the Transfer Agent is notified by the shareholder at the time an order is placed for a purchase which would qualify for a reduced sales load on the basis of the current value of previous purchases and if sufficient information is furnished to permit confirmation of such purchases.

     LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating all investments over a 13-month period to determine the sales load as outlined in the preceding tables. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. The size of investment shown in the preceding tables also includes purchases of shares of any Fund and other Common Sense Funds (except the Money Market Fund) over a 13-month period, based on the total amount of intended purchases plus the value of all shares at the offering price of such Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charge applicable to the aggregate purchases made and the sales charge previously paid. The initial purchase must be for an amount equal to at least five percent of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustment in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form included in this Prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The Trust offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. A CST Shareholder Service Form should be completed to effect a change or cancel any Common Sense Trust account option. The CST Shareholder Service Form is provided in the CST New Account Welcome Package. Additional CST Shareholder Service Forms may be obtained from the Transfer Agent. Customer Service representatives are available from 9:00 a.m. to 8:00 p.m. Monday through Friday (Eastern time) to assist you. If you prefer a Spanish-speaking representative, please call (800) 544-7278 (Monday through Friday). TDD service is available for the hearing impaired at (800) 824-1721.

     INVESTMENT ACCOUNT. Each shareholder of record has an investment account under which shares are held by the Transfer Agent. The Trust recommends that shares be left on deposit with the Transfer Agent. If a share certificate is desired, it is issued only for full shares (preferably 100 shares or more) and must be requested in writing from the Transfer Agent for each transaction. Except as described below, after each share transaction in an account, the shareholder will receive a report showing the activity in the account. A quarterly report will be sent to shareholders utilizing the pre-authorized check plan. Additions to an investment account may be made at any time by mailing a check directly to the Transfer Agent. There is no charge for establishing an investment account in the Growth, Growth and Income, Government or Municipal Bond Funds. An investor in the Money Market Fund pays the Transfer Agent an initial administrative set-up fee of $15 for establishing each investment account on the books of the Fund.

     REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of a Fund. Such shares are acquired at net asset value (without a sales charge). This reinvestment is automatic unless the shareholder instructs otherwise. The investor may, on the CST Additional New Account Options Form found in the Prospectus, instruct that dividends and/or capital gains distributions be paid in cash or be credited to another account of a Fund described in this Prospectus. If you are changing this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     PRE-AUTHORIZED CHECK PLAN. A pre-authorized check plan is available under which a shareholder can authorize the Transfer Agent to draw on a bank account on a regular basis to invest pre-determined amounts in shares of a Fund. To establish or change an existing pre-authorized check plan, a shareholder should give the Transfer Agent ten days prior notice before drawing on such bank account. You may choose to have your draft on any day of the month and the Transfer Agent will submit the draft to your bank on that day. Additionally, the Transfer Agent will purchase shares in your Common Sense Trust account on the day indicated for the amount of the draft. If the draft is returned to the Transfer Agent from the depository bank, it may attempt to redeposit the draft in an effort to collect the proceeds before cancelling the shares bought with the draft. A shareholder may designate in the application to increase the amount of the pre-authorized check on an automatic basis. Additional information is contained in the application included in this Prospectus. There is no charge for establishing a pre-authorized check plan. Standard Pre-Authorized Check Plan minimum draft amount is $25.


     RETIREMENT PLAN. Eligible investors may establish individual retirement accounts ("IRAs"). PFS Investments, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 serves as custodian under IRA, SEP and 403(b)(7) plans. There is an annual $20 maintenance fee. This fee is deducted from a shareholder's account balance each December, unless prepaid. If a redemption is requested during the year, the maintenance fee will be deducted from the redemption proceeds. There will be no additional fees for the redemption of an account or the establishment of new accounts. Details regarding fees, as well as plan administration, and other details regarding this Retirement Plan is available from PFS Investments' registered representatives.


     EXCHANGE PRIVILEGE. Shares of any Fund may be exchanged for shares of any of the other Funds described in this Prospectus upon payment of the excess, if any, of the sales charge applicable to the Fund being acquired over the sales charge paid on the purchase. Shares of the Money Market Fund may be exchanged for shares of the other Funds upon payment of the sales charge applicable to shares of the Fund being acquired unless a sales charge previously has been paid. An investor exchanging shares from any Fund into the Money Market Fund will incur an initial administrative set-up fee of $15 for the establishment of an account.

     Shares of the fund to be acquired must be registered for sale in the investor's state and an exchange fee, currently $5 per transaction, is charged by the Transfer Agent except as described herein under "Systematic Exchange" for all exchanges other than exchanges from the Money Market Fund. Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes, although if the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired. A Fund reserves the right to reject any order to acquire its shares through exchange, or otherwise modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment. See the Statement of Additional Information.

     A shareholder wishing to make an exchange may do so by completing a CST Exchange Form and sending it to the Transfer Agent. A signature guarantee and other documentary evidence may be required for certain registrations other than individual accounts (e.g., corporation, trust, etc.). Exchanges are effected at the net asset value next calculated after the request is received in good order. See "Purchase of Shares" and "Redemption of Shares." If the exchanging shareholder does not have an account in the Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan or a pre-authorized bank draft for the new account, however, an exchanging shareholder must file a specific written request.

     A shareholder may utilize the Transfer Agent's Facsimile Transaction Line ("FAX") to effect an exchange as long as a signature guarantee or other documentary evidence is not required. Exchange requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile exchanges may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular exchange procedure described above. Facsimile exchanges received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     SYSTEMATIC EXCHANGE. A shareholder has the option to systematically exchange a dollar or share amount on a monthly basis. You may automatically exchange shares from one CST account for shares in another CST account on a regular schedule (e.g., monthly or quarterly). The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The $5 transaction fee will be waived for all systematic exchanges. The minimum exchange amount is $50. You may add this service to your account by completing the CST Additional New Account Options Form found in the Prospectus, and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which any capital gain or loss will be recognized. The planholder may arrange for monthly, quarterly, semiannual or annual checks in any amount not less than $50, in multiples of $5, unless specifically authorized by the Distributor.

     Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. There is no charge for establishing a systematic withdrawal plan. You may add this service to your account by completing the CST Additional New Account Options Form found in the Prospectus and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.


     CHECK WRITING PRIVILEGE. A shareholder holding shares of the Government Fund, Money Market Fund and Municipal Bond Fund for which certificates have not been issued may appoint the Fund's Transfer Agent as agent and request, on the application form, special forms of drafts payable through Fidelity National Bank ("Fidelity"). The Transfer Agent issues these drafts on behalf of the Fund in books of ten drafts, for which there is a charge by the Fund of $7.50 per book. These drafts may be made payable by the shareholder to the order of any person in any amount of $250 or more. When a draft is presented to Fidelity for payment, full and fractional shares required to cover the amount of the draft will be redeemed from the shareholder's account by the Transfer Agent at the next determined net asset value. Any gain or loss realized on the sale of shares is a taxable event. See "Redemption of Shares." Drafts will not be honored for redemption of shares held less than fifteen (15) days, or until the Transfer Agent is presented with satisfactory evidence that the purchase check has cleared. Any shares for which there are outstanding certificates may not be redeemed by draft. If the amount of the draft is greater than the proceeds of all uncertificated shares held in the shareholder's account, the draft will be returned and the shareholder may be subject to additional charges imposed by banks. A shareholder may not liquidate the entire account by means of a draft. The check writing privilege may be terminated or suspended at any time by the Fund or Fidelity. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on Government Fund, Money Market Fund and Municipal Bond Fund checks. Fidelity will only honor those drafts authorized by the Trust. Generally, a properly completed Check Writing Card is all that is required for the Check Writing Privilege. With certain registrations other than individual or joint owners, however, other documents and signature guarantees may be necessary.


     DOLLAR COST AVERAGING. Special services are available that enable investors to take advantage of dollar cost averaging through automatic monthly investments. Dollar cost averaging involves the investment of a fixed dollar amount in investment vehicles such as the Funds at pre-set intervals. This practice will result in more shares being purchased when a Fund's net asset value is relatively low, and fewer shares being purchased when a Fund's net asset value is relatively high. Therefore, the investor's overall cost of shares purchased is lower than it would be if the investor purchased a fixed number of shares at pre-set intervals.

     Investors may purchase shares of any of the Funds by using pre-authorized checks drawn on the investor's bank account. See "Pre-Authorized Check Plan." Further information on automatic investing and the advantages of dollar cost averaging is set forth in the Statement of Additional Information.


     ACCOUNT STATEMENTS/REPORTS. A client will receive several statements and reports as a Common Sense Trust shareholder. Each time a financial transaction occurs, a confirmation statement identifying the shares bought or sold will be mailed. On an annual basis, each January, a year-end statement detailing the previous year's transactions will be provided. Information required for income-tax reporting will also be distributed to shareholders, usually in January.



     In addition to the above shareholder activity statements, a Semi-Annual and Annual Financial Report will be distributed which includes a Statement of Net Assets identifying each security the Fund is invested in.



     Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $10 charge for each Account Transcript requested.



     Additional information regarding Common Sense Trust's services may be obtained by contacting the Client Services Department at (800) 544-5445.


--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Shareholders may redeem for cash some or all of their shares of any Fund at any time by sending a written request in proper form directly to the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. There is no charge for a redemption. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

     The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not to be paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.


     Generally, a properly completed CST Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. All 403(b)(7) distributions will have the 20% mandatory withholding deducted unless the proceeds are payable to a new Custodian/Trustee as successor Custodian/Trustee. A Letter of Acceptance from the successor Custodian/Trustee is required and must accompany the distribution request.


     A shareholder may utilize the Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Transfer Agent. Payment for shares redeemed will be made by check mailed within seven days after acceptance by the Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

     After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.

     The Trust may redeem any shareholder account with a net asset value of less than $200. Three months advance notice of any such involuntary redemption is required and the shareholder may purchase prior to such redemption the required value of additional shares in order to avoid such involuntary redemption. Any involuntary redemption may only occur if the shareholder's account is less than the required minimum due to shareholder redemptions or did not reach the required minimum because the shareholder failed to meet the shareholder's obligations under a periodic investment arrangement. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

     REINSTATEMENT PRIVILEGE. A shareholder who has redeemed shares of the Trust may reinvest any portion or all of the proceeds of such redemption in shares of any Fund described in this Prospectus. Such reinvestment is made at the net asset value (without sales load) next determined after the order is received, which must be within 60 days after the date of the redemption. This privilege can be exercised only once.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Unless the shareholder instructs otherwise, all dividends and capital gain distributions of each Fund are automatically reinvested in additional shares of such Fund. See "Shareholder Services -- Reinvestment Plan." Dividends and distributions paid by a Fund have the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as discussed below.

     DIVIDENDS AND DISTRIBUTIONS OF THE GROWTH FUND AND GROWTH INCOME
FUND. Dividends from stocks and interest earned from other investments are the main source of income for the Growth Fund and the Growth and Income Fund. When a Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years.

     The Growth Fund distributes substantially all its net investment income, less expenses, and any net realized capital gains annually, normally in December. The Growth and Income Fund distributes substantially all its net investment income, less expenses quarterly, normally in March, June, September and December, and it distributes any net realized capital gains annually, normally in December. Net long-term gains realized from both Funds' transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS AND DISTRIBUTIONS OF THE GOVERNMENT FUND. Income dividends are declared each business day, and paid monthly. Any taxable net realized short-term capital gains may be distributed quarterly and any net realized short-term gains are distributed to shareholders annually, normally in December. Net long-term gains realized from the Fund's transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     In computing interest income, the Fund does not amortize debt discount or premiums resulting from the purchase of debt securities. Thus in the case of U.S. Government securities purchased at a premium, interest income is greater than it would be if the premium was amortized.

     DIVIDENDS AND DISTRIBUTIONS OF THE MUNICIPAL BOND FUND. Income dividends are declared each business day, and paid monthly. The daily dividend is a fixed amount determined at least monthly which is not expected to exceed the net income of the Fund for the month divided by the number of business days during the month. The Fund intends to distribute after the end of a fiscal year the net capital gains, if any, realized during the fiscal year, except to the extent that such gains are offset by capital loss carryovers of the Fund.

     Net long-term gains realized from transactions in futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS OF THE MONEY MARKET FUND. Income dividends are declared each business day, and paid monthly. Dividends are paid to shareholders of record immediately prior to the determination of net asset value for that day. Since shares are issued and redeemed at the time net asset value is determined, dividends commence on the day following the date shares are issued and are received for the day shares are redeemed. Shareholders may elect to receive monthly payments of dividends in cash by written instruction to the Transfer Agent. Shares purchased as a result of the accrual of daily dividends are liquidated at the net asset value on the last business day of the month and the proceeds of such redemption mailed to the shareholder electing cash payment. A redeeming shareholder receives all dividends accrued through the date of redemption.

     The Fund's net income for dividend purposes is calculated daily and consists of interest accrued or discount earned, plus or minus any net realized gains or losses on portfolio securities, less any amortization of premium and the expenses of the Fund.

     TAXES. Each Fund intends to qualify as a "regulated investment company" under the Code. By so qualifying and by distributing all of its net investment income and net realized capital gains within the time periods specified in the Code, each Fund would not be required to pay any federal income tax. Dividends from net investment income and distributions from any net realized short-term capital gains are taxable to shareholders as ordinary income. All such dividends are taxable to the shareholder whether or not reinvested in shares. However, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

     In addition, the Municipal Bond Fund intends to invest in sufficient Municipal Bonds to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from Municipal Securities qualify as exempt-interest dividends if, at the close of each quarter of the fiscal year, at least 50% of the value of the total assets of the Fund consists of Municipal Bonds. See "Federal Tax Information" in the Statement of Additional Information.

     Exempt-interest dividends paid to shareholders are not includable in the shareholder's gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.

     Dividends and interest received by the Growth Fund and the Growth and Income Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code.

     The foregoing is a brief summary of some of the federal income tax considerations affecting the Trust and its investors who are U.S. residents or U.S. corporations. Investors should consult their tax advisors for more detailed tax advice including state and local tax considerations. Foreign investors should consult their own counsel for further information as to the U.S. and their country of residence or citizenship tax consequences of receipt of dividends and distributions from the Trust.

     Shareholders are notified annually of the federal tax status of dividends and capital gains distributions, including information as to the portion (including short-term capital gains) taxable as ordinary income, and the portion taxable as long-term capital gains. TO AVOID BEING SUBJECT TO A 31% FEDERAL BACKUP WITHHOLDING ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS MUST FURNISH THE FUND WITH THEIR CORRECT TAXPAYER IDENTIFICATION NUMBER. Shareholders are urged to consult their tax advisers with specific reference to their own tax situation.

     STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that shareholders consult their tax advisers for information in this regard. The Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on Municipal Bonds held by the Fund during the preceding year. Distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.

     TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS. Gains or losses on the Growth Fund's, the Growth and Income Fund's, the Government Fund's and the Municipal Bond Fund's transactions in certain listed options (except certain equity options) on securities or indices, futures or options on futures generally are treated as 60% long-term and 40% short-term, and positions held by a Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised in which case the character of the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting positions and generally terminates the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.

--------------------------------------------------------------------------------
PRIOR PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     From time to time, each of the Funds, except for the Money Market Fund, may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one year, five years and for the life of each Fund. Other total return quotations, aggregate or average, over other time periods may also be included.

     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     In addition to total return information, the Government Fund and the Municipal Bond Fund may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. The Municipal Bond Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Municipal Bond Fund's yield, assuming certain tax brackets for a Fund shareholder.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Fund's then current dividend rate.

     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Fund, portfolio maturity and a Fund's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, a Fund's investment policies, and the risks of investing in shares of a Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     From time to time the Money Market Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The current and effective yields for the seven-day period ending October 31, 1995 and a description of the method by which the yield was calculated is contained in the Statement of Additional Information.


     To increase the yield of the Money Market Fund, the Adviser, for an indefinite period has agreed to absorb a certain amount of the ordinary business expenses. A yield quotation which reflects an expense reimbursement or subsidization by the Adviser will be higher than a yield quotation without such expense reimbursement or subsidization. The Adviser may stop absorbing these expenses at any time without prior notice.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

     In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., Donaghue's Money Market Report, CDA, Ibbotson Associates or similar independent services which monitor the performance of mutual funds or with the Consumer Price Index, Dow Jones Industrial Average, Salomon Brothers' various indices, Standard & Poor's or NASDAQ or other appropriate indices of investment securities or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Financial World, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Forecaster, New York Times, Pension World, Stanger's Investment Advisor, U.S. News & World Report, USA Today and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement would also include the standard performance information required by the SEC as described above. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce Fund performance.

     The Funds, except for the Money Market Fund, may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans and the Funds may illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market.

     The Funds may, from time to time, in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return. Such illustrations may be in the form of charts or graphs and will not be based on historical returns experienced by the Funds. The Funds may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     The Funds may, from time to time, in communications to shareholders or in advertising material illustrate in graph, chart or narrative form: a) the importance of investment goals such as owning a home, funding a college education, or saving money for retirement. These illustrations may depict the rising costs of college and mortgage payments and the declining number of workers supporting the Social Security system. Fund communications and advertisements may also encourage investments in the Funds for purposes of helping families to achieve their investment goals; b) the benefits and popularity of purchasing term insurance as opposed to other, more expensive types of insurance in addition to the possible benefits of investing the savings in mutual funds; c) the growth of mutual fund assets as reported by industry publications; and d) the theory of decreasing responsibility, i.e. as individuals grow older and their assets increase, the need for life insurance generally decreases.

     The Municipal Bond Fund may, from time to time, illustrate the growth advantage of tax-free income by comparing hypothetical taxable growth compounding examples to hypothetical tax-free growth compounding examples.

     The Trust's Annual Report contains additional performance information with respect to each Fund discussed in this Prospectus. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the cover page of this Prospectus.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     ORGANIZATION OF THE TRUST. The Trust was organized under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." It is a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.01 par value, in the Funds. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

     The Declaration of Trust establishing the Trust, dated January 29, 1987, a copy of which together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Common Sense Trust" refers to the Trustees under the Declaration collectively as Trustees, not as individuals or personally; and no Trustee, officer or shareholder of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of any Fund but the assets of the applicable Fund only shall be liable.

     SHAREHOLDER INQUIRIES. Shareholder inquiries should be directed by writing the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 or calling (800) 544-5445.

     TRANSFER AGENT. PFS Shareholder Services, an indirect subsidiary of Travelers, serves as Transfer Agent for the Fund. See "The Trust and Its Management."

     LEGAL COUNSEL. Sullivan & Worcester, 1025 Connecticut Avenue N.W., Washington, D.C. 20036, is legal counsel to the Trust.

     INDEPENDENT AUDITORS. Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, are the independent auditors for the Trust.

                      STATEMENT OF ADDITIONAL INFORMATION

                               COMMON SENSE TRUST
                              2800 POST OAK BLVD.
                              HOUSTON, TEXAS 77056

                                FEBRUARY 8, 1996



     Common Sense Trust (the "Trust") is a diversified, open-end management investment company with ten separate Funds, five of which are discussed herein: the Common Sense Growth Fund (the "Growth Fund"), the Common Sense Growth and Income Fund (the "Growth and Income Fund"), the Common Sense Government Fund (the "Government Fund"), the Common Sense Municipal Bond Fund (the "Municipal Bond Fund") and the Common Sense Money Market Fund (the "Money Market Fund"). Each Fund is in effect a separate fund issuing its own shares.



     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus bearing the same date and should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing PFS Distributors, Inc. at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0001.


                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        ----
GENERAL INFORMATION...................................................................    2
GOALS AND INVESTMENT POLICIES.........................................................    2
  Growth Fund.........................................................................    2
  Growth and Income Fund..............................................................    2
  Government Fund.....................................................................    3
  Municipal Bond Fund.................................................................    5
  Money Market Fund...................................................................    6
REPURCHASE AGREEMENTS.................................................................    7
OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS........................................    7
FORWARD COMMITMENTS...................................................................   12
LOANS OF PORTFOLIO SECURITIES.........................................................   13
INVESTMENT RESTRICTIONS...............................................................   13
TRUSTEES AND EXECUTIVE OFFICERS.......................................................   16
INVESTMENT ADVISORY AGREEMENT.........................................................   20
DISTRIBUTOR...........................................................................   22
PORTFOLIO TURNOVER....................................................................   23
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................   23
DETERMINATION OF NET ASSET VALUE......................................................   26
PURCHASE AND REDEMPTION OF SHARES.....................................................   28
DISTRIBUTIONS AND TAXES...............................................................   30
OTHER INFORMATION.....................................................................   33
FINANCIAL STATEMENTS..................................................................   36
APPENDIX 1............................................................................   37
APPENDIX 2............................................................................   39

GENERAL INFORMATION


     Van Kampen American Capital Asset Management, Inc. (the "Adviser") is a subsidiary of Van Kampen American Capital, Inc. ("VKAC") which is a wholly-owned subsidiary of VK/AC Holding, Inc. ("VK/AC Holding"). VK/AC Holding is controlled, through the ownership of a substantial majority of its common stock, by the Clayton & Dubilier Private Equity Fund IV Limited Partnership (the "C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York private investment firm. The general partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding. The Adviser, together with its predecessors, has been in the investment advisory business since 1926.



     PFS Distributors, Inc. (the "Distributor") is an indirect wholly-owned subsidiary of Travelers Group Inc. ("Travelers"). PFS Shareholder Services (the "Transfer Agent"), is a subsidiary of PFS Services, Inc., an affiliate of Primerica Financial Services, Inc. ("Primerica Financial"). PFS Investments, Inc. ("PFS Investments") is an indirect wholly-owned subsidiary of Travelers. Travelers is engaged primarily in the financial and service businesses.



     As of January 5, 1996, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Fund of the Trust except as discussed herein. PFS Investments holds of record as Custodian for certain employee benefit plans and individual retirement accounts the following percentages of the outstanding shares of the listed portfolios:



        Growth Fund..........................................................   67.5%
        Growth and Income Fund...............................................   58.1%
        Government Fund......................................................   44.9%
        Money Market Fund....................................................   18.3%


GOALS AND INVESTMENT POLICIES

     The following disclosures supplement disclosures set forth under an identical caption in the Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.

GROWTH FUND

     The Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks and options on common stocks. The Fund may also engage in transactions involving stock index futures contracts and options on such contracts. Any income received on such securities is incidental to the goal of capital appreciation.

GROWTH AND INCOME FUND

     The Fund seeks reasonable growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks.

     In general, the Fund intends to invest in securities that have yielded a dividend or interest return to security holders within the past twelve months, however, it may invest in non-income producing investments held for anticipated increase in value. The Fund may also engage in transactions in options, futures contracts, and options on futures.

GOVERNMENT FUND

     The Fund seeks to provide investors with a high current return consistent with preservation of capital by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also purchase and sell options and engage in transactions in interest rate futures contracts and options on such contracts in order to hedge against changes in interest rates.

     The Fund seeks high current return consistent with preservation of capital. The Fund intends to invest at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Repurchase agreements may be entered into with domestic banks or broker-dealers deemed creditworthy by the Advisers solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture. The Fund may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Fund may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Fund may write both listed and over-the-counter options as described in the Prospectus.

     The Fund seeks to obtain a high current return from the following sources:

        - interest paid on the Fund's portfolio securities;

        - premiums earned upon the expiration of options written;

        - net profits from closing transactions; and

        - net gains from the sale of portfolio securities on the exercise of options or otherwise.

     The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities. Accordingly, there is no assurance that the Fund's investment objective will be achieved.

     MORTGAGE RELATED SECURITIES. The Government Fund may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     GNMA CERTIFICATES. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments

(whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

     As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single-family dwelling mortgages with 25- to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

          1. Certificates are usually issued at a premium or discount, rather than at par.

          2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

          3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1% more than high grade corporate bonds and 1/2 of one percent more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principle.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

     FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

     Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

MUNICIPAL BOND FUND

     The Fund seeks to provide investors as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

     MUNICIPAL BONDS. "Municipal Bonds" include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is exempt from federal income tax. Municipal Bonds also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, and variable rate demand notes.

     The two principal classifications of Municipal Bonds are "general obligations" and "revenue" or "special obligations." General obligations are secured by the issuer's pledge of full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Industrial development bonds, including pollution control bonds, are revenue bonds and do not constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund's portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality which is the issuer of the bonds.

     When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous.

     On a temporary basis, due to market conditions, the Fund may invest in Municipal Notes which include demand notes and short-term municipal obligations (such as tax anticipation notes, revenue anticipation notes, construction loan notes and short-term discount notes) and tax-exempt commercial paper, provided that such obligations have the ratings described in the Prospectus. Demand notes are obligations which normally have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangement provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a demand note may be based on a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Participation interests in variable rate demand notes will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

     Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and among classifications, depending on numerous factors. Furthermore, the rights of holders of Municipal Bonds and the obligations of the issuers of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures imposing a moratorium on the payment of principal and interest or imposing other constraints or conditions on the payments of principal and interest on Municipal Bonds.

     TEMPORARY INVESTMENTS. The taxable securities in which the Municipal Bond Fund may invest as temporary investments include U.S. Government securities, domestic bank certificates of deposit and repurchase agreements.

     U.S. Government securities include obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line or credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration. The Fund may not invest in a certificate of deposit issued by a commercial bank unless the bank is organized and operating in the United States and has total assets of at least $500 million and is a member of the Federal Deposit Insurance Corporation.

MONEY MARKET FUND

     The Fund seeks protection of capital and high current income by investing in money market instruments.

     The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing the Fund's securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), certain requirements of which are summarized below.

     In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Standard & Poor's Corporation, Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and IBCA Inc. See Appendix hereto.

     In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. The Trustees will review on a continuing basis those institutions which enter into a repurchase agreement with the Fund. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS
(ALL FUNDS EXCEPT MONEY MARKET FUND)


SELLING CALL AND PUT OPTIONS (GROWTH AND INCOME FUND, GROWTH FUND AND GOVERNMENT
FUND)


     PURPOSE. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover.

     SELLING OPTIONS. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Growth and Income Fund and the Growth Fund sell call options only on a covered basis. The Government Fund sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, the Government Fund may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to Government Fund only) to hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Government Fund maintains in a segregated account with the Fund's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or U.S. Government securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Fund generally sells put options when the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

     CLOSING PURCHASE TRANSACTIONS AND OFFSETTING TRANSACTIONS. In order to terminate its position as writer of a call or put option, a Fund may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund will realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has sold lapses unexercised.

     A Fund may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Fund may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     RISKS OF SELLING OPTIONS. By selling a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

     Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Fund may be able to write.

PURCHASING CALL AND PUT OPTIONS (GROWTH AND INCOME FUND, GROWTH FUND AND GOVERNMENT FUND)

     A Fund may purchase call options to protect (e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

     The Funds may purchase either listed or over-the-counter options.

OPTIONS ON STOCK INDEXES (GROWTH AND INCOME FUND AND GROWTH FUND)

     Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges.

     Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

FUTURES CONTRACTS (ALL FUNDS EXCEPT MONEY MARKET FUND)

     The Trust may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Funds is exempt from registration as a "commodity pool".

     TYPES OF CONTRACTS. An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

     A municipal bond futures contract is an agreement pursuant to which two parties agree to take and make delivery of an amount of cash equal to a specified dollar amount times the differences between The Bond Buyer Municipal Bond Index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

     A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.


     Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid high grade debt securities equal to a percentage (which will normally range between two and ten percent) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     FUTURES STRATEGIES. When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs.

     For example, if the Government Fund holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Fund's securities declined during the period the contracts were outstanding, the value of the Fund's futures contracts should increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in listed options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by the Government Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the portfolio of securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective, but if the price of the securities being hedged moves in an unfavorable direction, the Fund would be in a better position than if it had not tried to hedge. However, if the price of the security being hedged moves in a favorable direction, the hedge will partially offset this advantage. To compensate for the imperfect correlation of movements of prices of a futures contract and the securities being hedged, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged has been greater than the historical volatility of the securities underlying the futures contract, or may buy or sell fewer futures contracts if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. Nevertheless, the price of the futures contract may move less than the price of the securities which are the subject of the hedge (or the value of futures contracts and securities held by a Fund may decline simultaneously), resulting in the hedge not being fully effective.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to initial margin depository and maintenance requirements. Rather than meet additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an Exchange or Board of Trade that provides a market for such futures contracts. Although a Fund intends to purchase or sell futures only on Exchanges and Boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged will not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Adviser's ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that a Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of a Fund's assets. Relative to the purchase or sale of futures contracts by a Fund, an amount of cash, cash equivalents or U.S. Government securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

     ADDITIONAL RISKS TO OPTIONS AND FUTURES TRANSACTIONS. Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may sell.

     Although a Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     A Fund pays commissions on futures contracts and options transactions.

OPTIONS ON FUTURES CONTRACTS (ALL FUNDS EXCEPT MONEY MARKET FUND)

     A Fund may also purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts in intended to serve the same purpose as the actual purchase of the futures contract.

     RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on stock index futures. The Advisers will not purchase options on stock index futures on any Exchange unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are no greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk to the Growth Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a stock index future would result in a loss to the Fund when the use of a stock index future would not.

FORWARD COMMITMENTS (GOVERNMENT FUND ONLY)

     Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of the Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.

     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

LOANS OF PORTFOLIO SECURITIES

     Each of the Funds may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is marked to market daily. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Fund believe that lending securities is in the best interests of the Fund's shareholders, it would consider withdrawing its shares from sale in any such state.

     Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions which, may not be changed with respect to any Fund without the approval of the holders of a majority of the outstanding shares of such Fund. Such majority (as defined by the 1940 Act) is the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. These restrictions provide that a Fund shall not:

          1. Make any investment in real estate, commodities or commodities contracts, or warrants except that the Growth and Income Fund, the Growth Fund, the Government Fund and the Municipal Bond Fund may engage in transactions in futures and related options, the Government Fund may purchase or sell securities which are secured by real estate, and the Growth Fund may acquire warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, although the Growth Fund may not invest more than 5% of its net assets in such securities valued at the lower of cost or market, nor more than 2% of its net assets in such securities (valued on such basis) which are not listed on the New York or American Stock Exchanges (warrants and rights represent options, usually for a specified period of time, to purchase a particular security at a specified price from the issuer). Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations;

          2. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of its total net assets; provided, however, that with respect to the Growth Fund and the Growth and Income Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Repurchase Agreements";

          3. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with futures contracts or related option transactions is not considered the purchase of a security on margin.

          4. Invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer.

          5. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Growth Fund, and the Growth and Income Fund, may invest in the securities of companies which invest in or sponsor such programs.

          6. Invest in companies for the purpose of acquiring control or management thereof.

          7. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 ("1933 Act") in the resale of any securities owned by the Fund;

          8. Lend its portfolio securities in excess of 10% of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities", including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned;


          9. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that the Growth Fund and the Growth and Income Fund may acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission ("SEC") exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act.


          10. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby), or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Growth Fund, and the Growth and Income Fund, to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

          11. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities; provided, however, that with respect to the Growth Fund and the Growth and Income Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the Adviser under Board approved guidelines may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

          12. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Growth Fund and the Growth and Income Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby, and, in the case of the Money Market Fund, does not restrict investments in money market instruments of banks.);

          13. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance;

          14. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the Growth Fund and the Growth and Income Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by
     Section 12(d)(1) of the 1940 Act.

          15. Engage in option writing for speculative purposes or purchase call or put options on securities if, as a result, more than 5% of its net assets of the Fund would be invested in premiums on such options; or

          16. Purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

     In addition to the fundamental policies which may only be changed by shareholders, the Trust has made an undertaking with one state that the Growth Fund shall not invest more than 5% of its total assets in special situations. For purposes of this limitation, the Trust will consider a "special situation" to include companies coming out of bankruptcy, companies in the process of merger or reorganization or companies which in the opinion of management for other reasons are in a severe state of flux. The Trust has made an undertaking with another state that a Fund shall not acquire the securities of a closed-end investment company if immediately following such acquisition the aggregate value of all securities issued by closed-end investment companies owned by all Funds shall exceed 10% of the value of the total assets of the acquiring Fund. When a Fund invests in other investment companies, such investments may result in a duplication of management and distribution fees and other operating expenses. The Trust has also made an undertaking with that state that the Growth Fund, Growth and Income Fund and Government Fund shall not invest in real estate partnerships. The Trust has made an undertaking with certain states that at least 30 days prior to any change by a Fund in its investment objective the Fund will provide written notice to shareholders of such change and will waive any fee if the shareholder redeems or exchanges the account. The Trust has undertaken with a certain state that the Growth Fund and the Growth and Income Fund limit its investments in restricted securities, unseasoned issuers and not readily marketable securities to 15% of its total assets, provided, however, that its investment in restricted securities will be limited to a maximum of 10% of total assets.

     The Trust has adopted additional investment restrictions, which may be changed by the Trustees without a vote of shareholders, as follows:

     The Trust shall not make short sales of securities unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     FOREIGN INVESTMENTS. The Growth Fund, and the Growth, and Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth Fund and the Growth and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described herein.

     The Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described herein.

     The Municipal Bond Fund may engage in futures contracts and related options as described herein.

TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees and executive officers and their principal occupations for the past five years are listed below.

                                    TRUSTEES


     DONALD M. CARLTON, Trustee. Radian Corporation, 8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759. Chief Executive Officer of Radian Corporation (research and development); Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services), National Instruments Corp. and Central and Southwest Corporation(1)

  Age: 58


     A. BENTON COCANOUGHER, Trustee. Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank.(1)

  Age: 57

     STEPHEN RANDOLPH GROSS, Trustee. 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339. Managing Partner of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust.(1)

  Age: 48



     NORMAN HACKERMAN, Trustee. The Robert A. Welch Foundation, 4605 Post Oak Place, Suite 200, Houston, Texas 77027. Chairman of the Scientific Advisory Board of The Robert A. Welch Foundation (research); Director of Scientific Measurement Systems, Inc. (industrial tomography), Radian Corporation (research and development), Medical Polymers, Inc. and American General Series Portfolio Co. (mutual fund); President Emeritus of Rice University, Houston, Texas; formerly Director of Columbia Scientific Instruments, Inc. (design and manufacture of instruments), Fueltech, Inc. (combustion), Electrosource, Inc. (lead storage battery manufacturer), Carbon Fuels Corp. (coal refinery) and Vista Chemical Co.(1)(2)


  Age: 83



     ROBERT D.H. HARVEY, Trustee. Nations Bank, 10 Light Street, P.O. Box 987, Baltimore, Maryland 21203. Chairman of Maryland Science Center. Formerly Chairman of the Board, Chief Executive Officer, member of the Advisory Board and Vice Chairman of the Board of Maryland National Bank, Baltimore, Maryland (bank holding company).(1)

  Age: 75


     JEFFREY B. LANE,* Trustee. 1345 Avenue of the Americas, New York, New York 10105. President, Director and Member of the Executive Committee of Smith Barney International Inc.; Vice Chairman and Group Executive of Travelers Group; Director of Smith Barney Inc.; Director of the Long Island Jewish Medical Center, ICI Mutual Insurance Group and Woodmere Academy; formerly President and Director of Primerica Holdings, Inc.

  Age: 53

     ALAN G. MERTEN, Trustee. Johnson Graduate School of Management, 303 Malott Hall, Cornell University, Ithaca, New York 14853. The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University; Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York.(1)

  Age: 54



     STEVEN MULLER,* Trustee. 1619 Massachusetts Avenue, N.W., Suite 711, Washington, DC 20036. Chairman of The 21st Century Foundation (public affairs); President Emeritus of The Johns Hopkins University; Director of Alex. Brown & Sons, Inc., Beneficial Corp. (bank holding company), and Millipore Corp. (bio-technology)(1)


  Age: 68


     F. ROBERT PAULSEN, Trustee. 2801 N. Indian Ruins, Tucson, Arizona 85715. Dean Emeritus and Professor Emeritus of Higher Education of The University of Arizona, Tucson, Arizona; Director of American General Series Portfolio Co. (mutual fund). (1)(2)
  Age: 73

     R. RICHARDSON PETTIT, Trustee. Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283. Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington.(1)
  Age: 53

     DON G. POWELL,* Chairman of the Board, Trustee and President. 2800 Post Oak Blvd., Houston, Texas 77056. Chairman, Chief Executive Officer and Director of the Adviser; President, Chief Executive Officer and Director of VKAC and VK/AC Holding. Director, Trustee or Managing General Partner of each of the Van Kampen American Capital Funds and other open-end investment companies and closed-end investment companies advised by the Adviser and its affiliates.(1)(2)(3)

  Age: 56



     ALAN B. SHEPARD, JR., Trustee. 1512 Bonifacio Road, P.O. Box 63, Pebble Beach, California 93953-0063. President of Seven Fourteen Enterprises, Inc. (investments); Partner of Houston Partners (venture capital); Director and Vice Chairman of Kwik-Kopy Corporation (printing); Director of Allied Waste Industries (waste treatment).(1)(2)


  Age: 72



     MILLER UPTON, Trustee. 914 Tarrant Drive, Route 3, Box 85-A, Fontana, Wisconsin 53125. Economist; Consultant; Director of American General Series Portfolio Co. (mutual fund); formerly Director of Home Life Insurance Company of New York.(1)(2)


  Age: 79



     BENJAMIN N. WOODSON, Trustee. 2727 Allen Parkway, Suite 460, Houston, Texas 77019-2115. Consultant; Director of Financial Securities Advisors, Inc.; Director of Texas Commerce Bank; Director of Mitchell Energy and Development Corp.; Chairman of the Board and Chief Executive Officer of American General Corporation and Advisory Director of River Oaks Bank Division.(1)

  Age: 87

---------------


* Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940). Mr. Powell is an interested person of the Adviser and the Trust by reason of his position with the Adviser. Mr. Lane is an interested person of the Distributor, the investment subadviser to one of the Common Sense II Funds, and the Trust by reason of his position with broker/dealer affiliates of Travelers Group Inc. Mr. Muller is an interested person of the Trust by reason of his position as director of Alex Brown & Sons, Inc., a registered broker/dealer.

                                    OFFICERS

     GERALD BAXTER, Vice President. 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Vice President, Associate General Counsel and Secretary of Primerica Financial Services. Formerly partner with Trotter, Smith & Jacobs.

  Age: 44


     STEPHEN L. BOYD, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Portfolio Manager of the Adviser.(3)

  Age: 55


     JAMES CONHEADY, Vice President. 388 Greenwich Street, New York, New York 10013. Managing Director of Smith Barney. Formerly, First Vice President of Drexel Burnham.

  Age: 60



     HUEY P. FALGOUT, JR. Assistant Secretary. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President and Assistant Secretary of the Adviser. Formerly associate with Johnson and Gibbs.(3)


  Age: 32


     NORI L. GABERT, Vice President and Secretary. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President, Associate General Counsel and Secretary of the Adviser.(3)

  Age: 42


     JAMES A. GILLIGAN, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President-Portfolio Manager of the Adviser. Formerly Security Analyst of the Adviser.(3)
  Age: 37

     DAVID C. JOHNSON, Vice President. One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Vice President of the Adviser and an agent of Van Kampen American Capital Investment Advisory Corp., an affiliate of the Adviser.
  Age: 42

     GARY M. LEWIS, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President -- Portfolio Manager of the Adviser.(3)

  Age: 42


     TANYA M. LODEN, Vice President and Controller. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President and Controller of most of the investment companies advised by the Adviser; formerly Tax Manager/Assistant Controller.(3)

  Age: 36


     DENNIS J. MCDONNELL, Vice President. One Parkview Plaza, Oakbrook Terrace, Illinois 60181. President, Chief Operating Officer and a Director of the Adviser. Director of VK/AC Holding and VKAC.(3)
  Age: 53

     CURTIS W. MORELL, Vice President and Treasurer. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President and Treasurer of most of the investment companies advised by the Adviser.(3)
  Age: 49

     RONALD A. NYBERG, Vice President. One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Executive Vice President, General Counsel and Secretary of VKAC. Executive Vice President and a Director of the Distributor. Executive Vice President of the Adviser. Director of ICI Mutual Insurance Co., a provider of insurance to members of the Investment Company Institute.(3)
  Age: 42

     ROBERT C. PECK, JR., Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Chief Investment Officer/Fixed Income and Director of the Adviser.(3)

  Age: 49

     GREGORY PITTS, Vice President. 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30190-0062. Senior Vice President of PFS Shareholder Services.

  Age: 33


     JOHN R. REYNOLDSON, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Portfolio Manager of the Adviser.(3)
  Age: 42

     JEFFREY RUSSELL, Vice President. 388 Greenwich Street, New York, New York 10013. Managing Director of Smith Barney. Formerly, Vice President of Drexel Burnham.

  Age: 38


     ALAN T. SACHTLEBEN, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Chief Investment Officer/Equity and Director of the Adviser; Executive Vice President of VKAC.(3)
  Age: 53

     DAVID R. TROTH, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Investment Vice President of the Adviser.(3)

  Age: 62



     D. RICHARD WILLIAMS, Vice President. 3120 Breckinridge Blvd., Duluth, Georgia 30199-0001. Chief Executive Officer and General Manager and Executive Committee member of the Distributor; President, General Manager, and Executive Committee member and Chief Executive Officer of the Transfer Agent; President of CSCS; Chief Financial Officer and Treasurer of Primerica Financial; Director, Chief Executive Officer and Executive Committee Member of PFS Investments Inc.; Director and Chief Executive Officer of PFS Distributors, Inc.; President Chief Executive Officer and Director of PFS Asset Management, Inc. and PFS Services, Inc.; President and Director of PFS Custodial Services, Inc.; Vice Chairman, Executive Committee Member, Investment Committee Member, Co-Chief Executive Officer, Chief Financial Officer and Director of Primerica Life Insurance Company.


  Age: 39


     J. DAVID WISE, Assistant Secretary. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President, Associate General Counsel and Assistant Secretary of the Adviser.(3)

  Age: 52


     PAUL R. WOLKENBERG, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. President and Senior Vice President of the Adviser; President and Chief Operating Officer of Van Kampen American Capital Services, Inc.; Executive Vice President and Chief Operating Officer of Van Kampen American Capital Trust Company; Executive Vice President of Van Kampen American Capital Shareholder Services, Inc.(3)

  Age: 51


---------------

(1) A director of American Capital Bond Fund, Inc., American Capital Convertible Securities, Inc. and American Capital Income Trust, closed-end investment companies advised by the Adviser.

(2) Managing General Partner of American Capital Exchange Fund, an open-end investment company advised by the Adviser.


(3) An officer and/or director/trustee of other investment companies advised by the Adviser.



     The Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of the Trust. The Trustees who are not affiliated with the Adviser or Distributor initially will be compensated by the Trust at the annual rate of $19,240 plus a fee of $1,285 per day for each Board meeting attended. During the fiscal period ended October 31, 1995, the Trustees who were not affiliated with the Adviser received as a group $150,855, $60,707, $43,787, $24,604, and $22,723 in Trustees' fees from Growth Fund, Growth and Income Fund, Government Fund, Municipal Bond Fund and Money Market Fund, respectively, in addition to certain out-of-pocket expenses.

     Additional information regarding compensation paid by the Funds and the related mutual funds for which the Trustees serve as directors or trustees noted above is set forth below. The compensation shown for the Funds is for the fiscal year ended October 31, 1995, while the total compensation shown for the Funds and other related mutual funds is for the calendar year ended December 31, 1995. Messrs. Lane and Powell are not compensated for their service as Trustees, because of their affiliation with the Distributor and the Adviser, respectively.


                               COMPENSATION TABLE


                                                                              PENSION OR       TOTAL(1)
                                                                              RETIREMENT     COMPENSATION
                                         AGGREGATE COMPENSATION                BENEFITS     FROM REGISTRANT
                                             FROM REGISTRANT                  ACCRUED AS       AND FUND
                               -------------------------------------------   PART OF FUND    COMPLEX PAID
       NAME OF PERSON            G        G/I      GVT      MB        MM       EXPENSES      TO DIRECTORS
-----------------------------  ------    -----    -----    -----    ------   ------------   ---------------
Dr. Donald M. Carlton........  11,565    4,689    3,104    1,963     1,798        N/A            36,000
Dr. A. Benton Cocanougher....  12,415    5,069    3,754    2,133     1,968        N/A            39,500
Stephen Randolph Gross.......  13,500    5,464    3,604    2,278     2,078        N/A            42,000
Dr. Norman Hackerman.........  12,415    5,069    3,754    2,133     1,968        N/A            40,000
Robert D. H. Harvey..........  13,500    5,464    3,604    2,278     2,078        N/A            42,000
Dr. Alan G. Merten...........  12,215    4,949    3,264    2,063     1,888        N/A            38,000
Dr. Steven Muller............  12,415    5,069    3,754    2,133     1,968        N/A            40,000
Dr. F. Robert Paulsen........  13,861    5,651    4,138    2,376     2,183        N/A            45,000
Dr. R. Richardson Pettit.....  12,215    4,949    3,264    2,063     1,888        N/A            38,000
Alan B. Shepard, Jr..........  13,820    5,595    3,693    2,335     2,128        N/A            43,500
Miller Upton.................  12,415    5,069    3,754    2,133     1,968        N/A            39,500
Benjamin N. Woodson..........  10,945    4,439    2,904    1,833     1,688        N/A            34,000


---------------


(1) Reflects thirteen investment companies in the fund complex. Amounts reflected are for the calendar year ended December 31, 1995.


Legend:

G    = Growth Fund
G/I  = Growth and Income Fund
GVT  = Government Fund
MB   = Municipal Bond Fund
MM   = Money Market Fund

INVESTMENT ADVISORY AGREEMENT

     The Trust and the Adviser are parties to a separate Investment Advisory Agreement, for each Fund dated December 20, 1994 (each, an "Advisory Agreement" and together, the "Advisory Agreements"). Under the Advisory Agreements, the Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The Adviser also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.

     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among all investment companies advised or subadvised by the Adviser. The Trust also pays transfer agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser.

     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under the relevant Advisory Agreement, the Trust pays the Adviser an annual fee for the Growth and Income Fund and the Growth Fund calculated separately for each Fund, at the rate of 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the Government Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. The Trust pays the Adviser an annual fee for the Money Market Fund at the rate of 0.50% of the first $2 billion of the Fund's average daily net assets; 0.475% of the next $2 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the Municipal Bond Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $3 billion.

     The average daily net assets of each Fund are determined by taking the average of all of the determinations of net asset value of such Fund for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any direct or indirect majority owned subsidiary of VKAC in connection with the purchase and sale of portfolio investments of the Trust, less any direct expenses incurred by such person in connection with the purchase and sale of portfolio investments of the Trust, less any direct expense incurred by the Adviser or such person under common control with the Adviser in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Trust's benefit, and to advise the Trustees of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any direct or indirect majority owned subsidiary of VKAC to receive in connection with the Trust's portfolio transactions or other arrangements which may benefit the Trust.

     The following table shows expenses paid under the relevant investment advisory agreement during the periods ended October 31, 1993, 1994 and 1995:



                                                      GROWTH/                               MONEY
                                          GROWTH      INCOME     GOVERNMENT   MUNICIPAL    MARKET
                                        ----------   ---------   ----------   ---------   ---------
OCTOBER 31, 1993
Accounting Services...................  $  245,804   $ 127,908   $   93,300   $  87,585   $  61,162
Gross Advisory Fees...................  11,859,114   4,286,890    1,980,457     462,361     329,080
Contractual Expense Reimbursement.....          --          --           --          --          --
Voluntary Expense Reimbursement.......          --          --           --     (66,000)   (486,724)
OCTOBER 31, 1994
Accounting Services...................  $  257,665   $ 122,188   $   98,937   $  95,639   $  59,296
Gross Advisory Fees...................  13,176,814   4,599,033    2,122,662     639,343     282,897
Contractual Expense Reimbursement.....          --          --           --          --          --
Voluntary Expense Reimbursement.......          --          --           --          --    (475,398)
OCTOBER 31, 1995
Accounting Services...................     277,991     123,458       92,277      90,522      57,991
Gross Advisory Fees...................  14,436,748   4,937,121    1,979,623     678,530     281,553
Contractual Expense Reimbursement.....          --          --           --          --          --
Voluntary Expense Reimbursement.......          --          --           --          --    (400,167)


     The Advisory Agreements also provide that, in the event the ordinary business expenses of the Trust, calculated separately for each Fund, for any fiscal year should exceed the most restrictive expense limitation applicable in the states where the Trust's shares are qualified for sale, unless waived, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Trust monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions and (3) certain litigation and indemnification expenses as described in the Advisory Agreements. The Advisory Agreements also provide that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.


     Each Advisory Agreement has an initial term of two years and thereafter with respect to each Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party on 60 days written notice.


     Currently, the most restrictive applicable limitations are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of the remaining average net assets. The Trust has received from California (the state with the most restrictive expense limitation) a waiver, effective retroactive to the inception of the Trust, which allows each Fund to exclude shareholder service costs from the calculation of the expense limitation.

DISTRIBUTOR

     The Distributor acts as the principal underwriter of the shares of the Trust pursuant to a written agreement, dated December 15, 1988 for the Funds ("Underwriting Agreement"). The Distributor has entered into a selling agreement with PFS Investments giving PFS Investments the exclusive right to sell shares of each Fund of the Trust on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

     The following table shows commissions paid, amounts retained by the Distributor and amounts received by PFS Investments under a predecessor Underwriting Agreement during the periods ended October 31, 1993, 1994 and 1995:


                                                 GROWTH/                                  MONEY
                                    GROWTH       INCOME      GOVERNMENT    MUNICIPAL     MARKET
                                  ----------    ---------    ----------    ---------    ---------
OCTOBER 31, 1993
Total Underwriting
  Commissions...................  $31,727,768   $8,782,190   $5,678,658    $1,573,390       *
Amount Retained By
  Distributor...................    5,573,955    1,521,976      839,178       178,528       *
Amount Received By PFS
  Investments...................   26,153,813    7,260,214    4,839,480     1,394,862       *
OCTOBER 31, 1994
Total Underwriting
  Commissions...................  $27,792,315   $7,234,018   $3,530,139    $1,718,186       *
Amount Retained By
  Distributor...................    4,911,391    1,262,647      516,793       197,479       *
Amount Received By PFS
  Investments...................   22,880,924    5,971,371    3,013,346     1,520,707       *
OCTOBER 31, 1995
Total Underwriting
  Commissions...................  $21,001,021   $5,352,114   $1,871,172    $1,033,937       *
Amount Retained By
  Distributor...................    3,711,115      929,500      378,331       118,219       *
Amount Received By PFS
  Investments...................   17,289,906    4,422,614    1,492,841       915,718       *


---------------

* Not Applicable.

     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal and state blue sky laws, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

PORTFOLIO TURNOVER

     The portfolio turnover rate may vary greatly from year to year as well as within a year. Each Fund's portfolio turnover rate for prior years is shown under the "Financial Highlights" in the Prospectus.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the Adviser to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. From time to time the Fund may place brokerage transactions with affiliated persons of the Adviser. In selecting broker/dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the Adviser in fulfilling their investment-decision making responsibilities.

     Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the Adviser to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The Adviser undertakes that such higher commissions will not be paid by the Trust unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of the Adviser, the total commissions paid by the Trust are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fees paid by the Trust under the Advisory Agreements are not reduced as a result of the Adviser's receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

     The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to the Funds of the Trust cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

     The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and other accounts that the Adviser may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     The following table summarizes for each Fund the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions.


                                                        GROWTH/                                MONEY
                                         GROWTH          INCOME      GOVERNMENT   MUNICIPAL    MARKET
                                     --------------   ------------   ----------   ---------   --------
1993
Total Brokerage Commissions........  $    8,686,133   $    930,176    $117,279    $      --   $     --
Commissions for Research
  Services.........................       2,438,199        394,229          --           --         --
Value of Research Transactions.....   3,176,926,784    500,523,383          --           --         --
1994
Total Brokerage Commissions........       8,521,566      1,845,028      94,887           --         --
Commissions for Research
  Services.........................       2,509,260        539,629          --           --         --
Value of Research Transactions.....   1,715,386,926    350,246,609          --           --         --
1995
Total Brokerage Commissions........      11,276,872      2,443,026     125,499           --         --
Commissions for Research
  Services.........................       2,878,071        880,873          --           --         --
Value of Research Transactions.....   1,995,983,303    524,158,962          --           --         --



     The Funds may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the Adviser, the investment subadviser to one of the Common Sense II Funds or the Distributor. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.


     The Funds paid the following commissions to these brokers during the periods shown:

     Commissions Paid:


                                                                         ROBINSON      SMITH
                        FISCAL 1993 COMMISSIONS                          HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................  $ 4,354      $163,304
Growth & Income........................................................    2,023        96,883
Government.............................................................       --        21,696
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --



                                                                         ROBINSON      SMITH
                        FISCAL 1993 PERCENTAGES                          HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................     .05%         1.88%
Growth & Income........................................................     .22%        10.42%
Government.............................................................       --        18.50%
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --



                       VALUE OF TRANSACTIONS WITH                        ROBINSON      SMITH
                   AFFILIATES TO TOTAL TRANSACTIONS                      HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................     .05%         6.61%
Growth & Income........................................................     .25%        20.87%
Government.............................................................       --        17.37%
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --

                                                                         ROBINSON      SMITH
                        FISCAL 1994 COMMISSIONS                          HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................  $17,369      $259,504
Growth & Income........................................................    1,673       102,408
Government.............................................................       --        14,718
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --

                                                                         ROBINSON      SMITH
                        FISCAL 1994 PERCENTAGES                          HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Commissions with affiliates to total commissions
  Growth...............................................................     .20%         3.05%
  Growth & Income......................................................     .09%         5.55%
  Government...........................................................       --        15.51%
  Municipal Bond.......................................................       --            --

                       VALUE OF TRANSACTIONS WITH                        ROBINSON      SMITH
                   AFFILIATES TO TOTAL TRANSACTIONS                      HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................     .13%        10.14%
Growth & Income........................................................     .06%        13.44%
Government.............................................................       --        16.67%
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --


                                                                         ROBINSON      SMITH
                        FISCAL 1995 COMMISSIONS                          HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................  $ 5,250      $253,827
Growth & Income........................................................      189       118,952
Government.............................................................       --        20,942
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --



                                                                         ROBINSON      SMITH
                        FISCAL 1995 PERCENTAGES                          HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Commissions with affiliates to total commissions
  Growth...............................................................     .05%         2.25%
  Growth & Income......................................................     .01%         4.87%
  Government...........................................................       --        16.69%
  Municipal Bond.......................................................       --            --



                       VALUE OF TRANSACTIONS WITH                        ROBINSON      SMITH
                   AFFILIATES TO TOTAL TRANSACTIONS                      HUMPHREY      BARNEY
-----------------------------------------------------------------------  --------     --------
Growth.................................................................     .03%         7.40%
Growth & Income........................................................       --        10.52%
Government.............................................................       --        15.55%
Municipal Bond.........................................................       --            --
Money Market...........................................................       --            --


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Fund is determined each day the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

GROWTH FUND AND GROWTH AND INCOME FUND NET ASSET VALUATION

     The net asset value of each Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sales price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated and on which the Trust does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

GOVERNMENT FUND NET ASSET VALUATION

     U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid price. Such valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.

MUNICIPAL BOND FUND NET ASSET VALUATION

     Municipal Bonds owned by the Fund are valued by an independent pricing service ("Service"). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the Service from dealers in such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the Service would be valued at fair value using methods determined in good faith by the Trustees.

MONEY MARKET FUND NET ASSET VALUATION

     The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if it sold the instrument.


     The Fund's use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Adviser to be of eligible quality with minimal credit risks.


     The Trustees have established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event such deviation should exceed four tenths of one percent, the Trustees are required to promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; suspending sales of new shares; or utilizing a net asset value per share determined by using available market quotations.

PURCHASE AND REDEMPTION OF SHARES

     Shares of the Trust are offered continuously, and may be purchased on any business day, through PFS Investments. The offering price for the Government Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, the is the net asset value per share next determined after an order is received (see "Determination of Net Asset Value"), plus a sales charge as shown in the Prospectus under "Sales Charge Tables." Shares of the Money Market Fund are offered at net asset value without a sales charge.

INVESTMENTS BY MAIL

     A Shareholder Investment Account may be opened by completing the application included in the Prospectus and forwarding the application, through PFS Investments to the Transfer Agent at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0062. The account is opened only upon acceptance of the application by the Transfer Agent. The minimum initial investment of $250 or more in the form of a check payable to the Trust, must accompany the application. This minimum may be waived by the Distributor for plans involving continuing investments. Subsequent investments of $25 or more may be mailed directly to the Transfer Agent. All such investments (except purchase of shares of the Money Market Fund) are made at the public offering price of the Fund's shares next computed following receipt of payment by the Transfer Agent. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder.

     In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Trust will act in the same capacity so long as the account remains open.

CUMULATIVE PURCHASE DISCOUNT

     The reduced sales load reflected in the sales charge table as shown in the Prospectus under "Sales Charge Tables" applies to purchases of Growth Fund's and Growth and Income Fund's shares where the aggregate investment is $10,000 or more, to purchases of Government Fund's shares where the aggregate investment is $25,000 or more, to purchases of Municipal Bond Fund's shares where the aggregate investment is $100,000 or more. An aggregate investment includes all shares of all of the above Funds and shares of other Common Sense Funds (except the Money Market Fund) previously purchased and still owned, plus the shares being purchased. The current offering price is used to determine the value of all such shares. If, for example, any purchaser has previously purchased and still holds shares of one of the above Funds having a current value of $7,500, and that person purchases $7,500 of additional shares of Growth Fund or Growth and Income Fund, the sales charge applicable to the $7,500 purchase would be the sales charge normally applicable to purchases of $10,000 or more. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. PFS Investments must notify the Distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor or the Transfer Agent confirm the investor's representations concerning his holdings.

LETTER OF INTENT

     A Letter of Intent applies to purchases of all Funds except the Money Market Fund. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the Transfer Agent escrows shares totaling five percent of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

EXCHANGE PRIVILEGE

     The following supplements the discussion of "Exchange Privilege" in the
Prospectus:

     By use of the exchange privilege, the investor authorizes PFS Shareholder Services (the "Transfer Agent") to act on written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding.

     Shareholders of any of the Funds in the Trust have an exchange privilege whereby they may exchange all or part of their shares for shares of any other Funds in the Trust as described in the Prospectus. For purposes of determining the sales charge rate previously paid, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

     Exchange requests received on a business day prior to the time shares of a Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described above.

REDEMPTION OF SHARES

     Redemptions are not made on days during which the New York Stock Exchange is closed, including those holidays listed under "Determination of Net Asset Value." The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the New York Stock Exchange is closed for other than customary weekends or holidays; (b) trading on the New York

Stock Exchange is restricted; (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code"). By so qualifying, a Fund will not be subject to federal income taxes on amounts paid by it as dividends and distributions to shareholders. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. Each Fund expects to be treated as a separate entity for purposes of determining federal tax treatment.

     The Code permits a regulated investment company whose assets consist primarily of tax-exempt Municipal Bonds to pass through to its investors, tax-exempt, net Municipal Bond interest income. In order for the Municipal Bond Fund to be eligible to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations. In addition, the Fund must distribute at least (i) 90% of the excess of its exempt-interest income over certain disallowed deductions, and (ii) 90% of its "investment company taxable net income" (i.e., its ordinary taxable income and the excess, if any, of its net short-term capital gains over any net long-term capital losses) recognized by the Fund during the taxable year (the "Distribution Requirements").

     Not later than 60 days after the close of its taxable year, the Municipal Bond Fund will notify its shareholders of the portion of the dividends paid by the Fund to the shareholders for the taxable year which constitutes exempt interest dividends. The aggregate amount of dividends so designated cannot exceed, however, the excess of the amount of interest exempt from tax under
Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the dividend.

     Although exempt-interest dividends generally may be treated by the Municipal Bond Fund's shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder should be treated as a "substantial user" or a "related person" with respect to any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than five percent of the usable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.

     If, during any taxable year, the Municipal Bond Fund realizes net capital gains (the excess of net long-term capital gains over net short-term capital losses) from the sale or other disposition of Municipal Bonds or other assets, the Fund will have no tax liability with respect to such gains if they are distributed to shareholders. Distributions designated as capital gains dividends are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held his or her shares. Not later than 60 days after the close of the Fund's taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during the year which constitute capital gain.

     While the Municipal Bond Fund expects that a major portion of its investment income will constitute tax-exempt interest, a portion may consist of "investment company taxable income" and "net capital gains". As pointed out above, the Fund will be subject to tax for any year on its undistributed investment company taxable income and net capital gains.

     A capital gain dividend received after the purchase of the shares of any one of the Funds in the Trust reduces the net asset value of the shares by the amount of the distribution and will be subject to income taxes. A loss on the sale of shares held for less than six months (to the extent not disallowed on account of the receipt of exempt-interest dividends) attributable to a capital gain dividend is treated as a long-term capital loss for Federal income tax purposes.

     Each Fund is subject to a four percent excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary taxable income for the twelve months ended December 31, plus (2) 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to distribute sufficient amounts to avoid liability for the excise tax.

     The Tax Reform Act added a provision that, for years beginning after December 31, 1989, 75% of the excess of a corporation's adjusted current earnings (generally, earning and profits, with adjustments) over its other alternative minimum taxable income is an item of tax preference for corporations. All tax-exempt interest is included in the definition of "adjusted current earnings" so a portion of such interest is included in computing the alternative minimum tax on corporations. For shareholders that are financial institutions, the Tax Reform Act eliminates their ability to deduct interest payments to the extent allocated on a pro rata basis to the purchase of Fund shares.


     Dividends from net investment income and distributions from any short-term capital gains are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by the Growth Fund and the Growth and Income Fund qualify for the 70% dividends received deduction for corporations. To qualify for the dividends received deduction, a corporate shareholder must hold the shares on which the dividend is paid for more than 45 days.


     Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year are considered taxable income to shareholders on December 31 even though paid in the next year.

     Distributions from long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Such dividends and distributions from short-term capital gains are not eligible for the dividends received deduction referred to above. Any loss on the sale of Fund shares held for less than six months is treated as a long-term capital loss to the extent of any long-term capital gain distribution paid on such shares, subject to any exception that may be provided by IRS regulations for losses incurred under certain systematic withdrawal plans. All dividends and distributions are taxable to the shareholder whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.

     If shares of each Fund are sold or exchanged within 90 days of acquisition, and shares of the same or a related mutual fund are acquired, to the extent the sales charge is reduced or waived on the subsequent acquisition, the sales charge may not be used to determine the basis in the disposed shares for purposes of determining gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the initial shares, it is capitalized in the basis of the subsequent shares.

     Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

     BACK-UP WITHHOLDING. The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Trust shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.


     The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Government Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Government Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


     Certain of the Growth Fund's, the Growth and Income Fund's, the Government Fund's and the Municipal Bond Fund's transactions in options, futures contracts, and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

     The Municipal Bond Fund may acquire an option to "put" specified portfolio securities to banks or municipal bond dealers from whom the securities are purchased. See "Stand-By Commitments," in the Prospectus. The Fund has been advised by its legal counsel that it will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put; and the interest on the Municipal Securities will be tax-exempt to the Fund. Counsel has pointed out that although the Internal Revenue Service has issued a favorable published ruling on a similar but not identical situation, it could reach a different conclusion from that of counsel. Counsel has also advised the Fund that the Internal Revenue Service presently will not ordinarily issue private letter rulings regarding the ownership of securities subject to stand-by commitments.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

OTHER INFORMATION


     The Growth Fund's, the Growth and Income Fund's and the Government Fund's average annual total return (computed in the manner described in the Prospectus) for the one-year, five-year and eight-year periods ended October 31, 1995 was 13.48%, 12.07% and 6.59%; 15.24%, 13.29% and 7.00%; and 9.52%, 8.69%, and 7.02%,
respectively. The Municipal Bond Fund's average annual total return computed in the manner described in the Prospectus for approximately the one-year, five-year and seven-year-and-three-months periods ended October 31, 1995 was 7.39%, 7.26% and 7.24%. The Money Market Fund's average annual total return computed in the manner described in the Prospectus for approximately the one-year, five-year and seven-year-and-ten-months periods ended October 31, 1995 was 5.01%, 3.83% and 5.23%, respectively. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices.



     The Government Fund's and the Municipal Bond Fund's annualized current yield for the 30-day period ending October 31, 1995 was 5.55% and 4.73%, respectively. The Municipal Bond Fund's tax equivalent yield for the 30-day period ending October 31, 1995 was 7.39%. The Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.



     The Money Market Fund's annualized current yield, on a subsidized basis, for the seven-day period ending October 31, 1995 was 4.79%. The Fund's compound effective yield for the same period was 4.91%. On a non-subsidized basis, the annualized current yield for the same period was 4.50% with a compound effective yield of 4.60%.


     To increase the Fund's yield the Adviser, for an indefinite period has agreed to absorb a certain amount of the future ordinary business expenses of the Money Market Fund. The Adviser may stop absorbing these expenses at any time without prior notice.

     The yield of the Fund is its net income expressed in annualized terms. The SEC requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The Fund may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1.

     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Fund, their quality and length of maturity, and the Fund's operating expenses. The length of maturity for the Fund is the average dollar weighted maturity of the Fund. This means that the Fund has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

     The yield fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction.

     Other funds of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Fund could vary upwards or downwards if another method of calculation or base period were used.

     The Funds may illustrate in advertising materials the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts. The Funds may illustrate in advertising materials retirement planning through employee contributions and/or salary reductions. Such advertising material will illustrate that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account. The Funds may illustrate in advertising materials that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future. Such illustrations will include statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

SHAREHOLDER SERVICES

     UNIFORM GIFTS TO MINORS ACT. The Trust recognizes the importance to a child of establishing a savings and investment plan early in life for education and other purposes when the child becomes older. The advantages of regular investment with interest or earnings compounding over a number of years are great. In addition, taxes on these earnings are assessed against the income of the child rather than the donor, usually at a lower bracket.

     Investors wishing to establish a UGMA account should call the Trust for an application. Individuals desiring to open an account under UGMA are also advised to consult with a tax adviser before establishing the account.

     INDIVIDUAL RETIREMENT ACCOUNT. Any individual who has compensation or earned income from employment or self-employment and who is under age 70 1/2 may establish an IRA. The limitation on the maximum annual contribution to an IRA is the lesser of 100% of compensation or $2,000. An IRA may also be established for a spouse who has no compensation (or who elects to be treated as having no compensation), and the limitation on the maximum annual contributions to the two IRAs is the lesser of 100% of compensation or $2,250.

     Under the Tax Reform Act of 1986, whether contributions to an IRA are deductible for federal income tax purposes depends on whether an individual (or his/her spouse) is a participant in an employer-sponsored plan and on the adjusted gross income of the individual.

     In the case of an individual who is a participant in an employer-sponsored plan, no deduction is available for IRA contributions if his adjusted gross income reaches certain levels ($35,000 for a single individual, $50,000 for married individuals filing jointly and $10,000 for married individuals filing separately) and the deduction is phased out ratably if his adjusted gross income falls within certain ranges ($25,000 - $35,000 for a single individual, $40,000 - $50,000 for married individuals filing jointly and $0 - $10,000 for married individuals filing separately). IRA contributions, up to the annual limit, remain fully deductible for all single individuals with less than $25,000 of annual adjusted gross income and all married individuals with less than $40,000 of annual adjusted gross income. Individuals who are disqualified from making deductible IRA contributions can make non-deductible contributions to their IRAs, subject to the same limitation on maximum annual contribution discussed above.

     In addition, any individual, regardless of age, may establish a rollover IRA to receive an eligible rollover distribution from an employer-sponsored plan.

     SIMPLIFIED EMPLOYEE PENSION PLAN (SEP) AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SARSEP). A SEP/SARSEP is a means for an employer to provide retirement contributions to IRAs for all employees, without the complicated reporting and record keeping involved in a qualified plan. Employees covered by a SEP/SARSEP can use the same IRA to receive their own allowable IRA contribution.

     SECTION 403(B)(7) PLAN. Employees of certain exempt organizations and schools can have a portion of their compensation set aside, and income taxes attributable to such portion deferred, in a Section 403(b)(7) plan. Teachers, school administrators, ministers, employees of hospitals, libraries, community chests, funds, foundations, and many others may be eligible. The employer must be an organization described in Section 501(c)(3) of the Internal Revenue Code and must be exempt from tax under Section 501(a) of the Code. In addition, any employee of most public educational institutions is eligible if his employer is a state or a political subdivision of a state, or any agency or instrumentality of either. The employee is not taxed on the amount set aside or the earnings thereon until the funds are withdrawn, normally at retirement.

CUSTODY OF ASSETS

     All securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, as Custodian.

SHAREHOLDER REPORTS


     Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders or the Trustees.


INDEPENDENT AUDITORS

     Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY

     Under the laws of certain states, including Massachusetts, where the Trust was organized, and Texas, where the Trust's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the Trustees or Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

FINANCIAL STATEMENTS


     The attached financial statements in the form of the Annual Report to Shareholders including the related report of Independent Auditors on such financial statements are hereby included in the Statement of Additional Information.



                                                                                  OCTOBER 31,
                                                                                     1995
                                                                                  -----------
GROWTH FUND
     Net Asset Value and redemption price per share
       (Net assets divided by shares outstanding).................................   17.46
     Offering price per share (100/91.5 of per share net asset value).............   19.08
GROWTH AND INCOME FUND
     Net Asset Value and redemption price per share
       (Net assets divided by shares outstanding).................................   16.95
     Offering price per share (100/91.5 of per share net asset value..............   18.52
GOVERNMENT FUND
     Net Asset Value and redemption price per share
       (Net assets divided by shares outstanding).................................   10.67
     Offering price per share (100/93.25 of per share
       (Net asset value)..........................................................   11.44
MUNICIPAL BOND FUND
     Net Asset Value and redemption price per share
       (Net assets divided by shares outstanding).................................   13.77
     Offering price per share (100/95.25 of per share
       (Net asset value)..........................................................   14.46
MONEY MARKET FUND
     Net Asset Value, redemption price and offering price per share
       (Net assets divided by shares outstanding).................................    1.00

                                   APPENDIX 1
        (Commercial Paper, Bond and Other Short- and Long-Term Ratings)

     Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff") and IBCA Limited and IBCA Inc. ("IBCA");

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will established industries, high rates of return of funds employed, conservative well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff, Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors small.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA.

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds are rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Rating and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                                   APPENDIX 2

                             MUNICIPAL BOND RATINGS

DESCRIPTIONS OF MOODY'S INVESTORS SERVICE ("MOODY'S") MUNICIPAL BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality . . . but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk but having protection . . . and not distinctly or predominantly speculative."

     Beginning on February 5, 1985, Moody's started new rating categories for variable rate demand obligations ("VRDO's"). VRDO's receive two ratings. The first rating, depending on the maturity of the VRDO, is assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as "VMIG," represents an evaluation of the degree of risk associated with the demand feature. The new VRDO's demand feature ratings and symbols are:

        VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

        VMIG 2: ample margins of protection, high quality.

        VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

        VMIG 4: adequate quality, not predominantly speculative but there is risk.

DESCRIPTIONS OF MOODY'S COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The first two are described below:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") MUNICIPAL DEBT RATINGS

     A S&P's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources S&P considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:

        I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        II.  Nature of and provisions of the obligation;

        III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     BB,B Debt rated "BB" and "B" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

     A S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The highest category is "A" which is further defined with the designation of 1, 2 and 3 to indicate the relative degree of safety. The first two categories are described below:

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.

         A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

     The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer and obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     Commencing on July 27, 1984, S&P instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings and symbols are:

     SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

     SP-2    A satisfactory capacity to pay principal and interest.

     SP-3    A speculative capacity to pay principal and interest.

     S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

     S&P assigns dual ratings to all long-term debt issues that have a demand or put feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses the demand feature alone. Long-term debt rating symbols are used for the long-term maturity and commercial paper rating symbols are used for the put option (for example, AAA/A-1+). For demand notes, S&P's note rating symbols are used with the commercial paper symbols (for example, SP-1+/a-1+).

     Rating criteria described in the Prospectus are applied on the basis of the highest rating applicable to the Municipal Security. This applies to split rated securities (i.e., different ratings by Moody's and S&P) and dual rated securities as described above.

     Subsequent to its purchase by the Fund, an issue of Municipal Bonds or a Temporary Investment may cease to be rated or its rating may be reduced, causing more than 20% of the Fund's assets invested in Municipal Bonds to be invested in low or non-rated bonds. This would not require the elimination of such obligation from the Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P or Moody's for Municipal Bonds or Temporary Investment may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Bonds or Temporary Investments in accordance with the investment policies contained herein.

 GROWTH FUND                     STATEMENT OF NET ASSETS

 October 31, 1995

Number                                                          Market
of Shares                                                        Value
--------------------------------------------------------------------------
           Common Stock  91.2%

           CONSUMER DISTRIBUTION  5.5%
  100,000  Dayton Hudson Corp................................  $ 6,875,000
 *500,000  Eckerd Corp.......................................   19,812,500
  375,000  Gap, Inc..........................................   14,765,625
 *173,200  Kohl's Corp.......................................    7,858,950
 *800,000  Kroger Co.........................................   26,700,000
  400,000  May Department Stores Co..........................   15,700,000
  325,000  Nordstrom, Inc....................................   12,045,313
 *550,000  OfficeMax, Inc....................................   13,612,500
  750,000  Sears, Roebuck & Co...............................   25,500,000
                                                               -----------
                                                               142,869,888
                                                               -----------

           CONSUMER DURABLES  1.5%

  150,000  Chrysler Corp.....................................    7,743,750
  400,000  Echlin, Inc.......................................   14,300,000
  400,000  General Motors Corp...............................   17,500,000
                                                               -----------
                                                                39,543,750
                                                               -----------

           CONSUMER NON-DURABLES  9.2%

  525,000  ConAgra, Inc......................................   20,278,125
  200,000  CPC International, Inc............................   13,275,000
  250,000  Duracell International, Inc.......................   13,093,750
  300,000  General Mills, Inc................................   17,212,500
  300,000  Gillette Co.......................................   14,512,500
  300,000  Heinz (H.J.) Co...................................   13,950,000
  950,000  Nabisco Holdings Corp., Class A...................   25,531,250
  750,000  PepsiCo, Inc......................................   39,562,500
  450,000  Procter & Gamble Co...............................   36,450,000
  450,000  Ralston Purina Group..............................   26,718,750
  700,000  Sara Lee Corp.....................................   20,562,500
                                                               -----------
                                                               241,146,875
                                                               -----------

           CONSUMER SERVICES  4.6%

  125,000  Capital Cities ABC, Inc...........................   14,828,125
 *500,000  Cox Communications, Inc...........................    9,375,000
  263,000  Disney (Walt) Co..................................   15,155,375
  375,000  Marriott International, Inc.......................   13,828,125
  600,000  Service Corp. International.......................   24,075,000
 *510,000  Tele-Communications International, Class A........   11,538,750
  350,000  Time Warner, Inc..................................   12,775,000
  150,000  Tribune Co........................................    9,468,750
 *200,000  ViaCom, Inc., Class B.............................   10,000,000
                                                               -----------
                                                               121,044,125
                                                               -----------

           ENERGY  6.9%

  641,300  Coastal Corp......................................   20,762,088
  400,000  Exxon Corp........................................   30,550,000
  300,000  Mobil Corp........................................   30,225,000
  800,000  Panhandle Eastern Corp............................   20,200,000


GROWTH FUND                     STATEMENT OF NET ASSETS, CONTINUED





  Number                                                                               Market
of Shares                                                                               Value
------------------------------------------------------------------------------------------------

             ENERGY--continued

    300,000  Repsol SA, ADR.......................................................  $  8,887,500
    200,000  Schlumberger, Ltd....................................................    12,450,000
    325,000  Texaco, Inc..........................................................    22,140,625
    600,000  USX-Marathon Group...................................................    10,650,000
    626,500  Williams Companies...................................................    24,198,563
                                                                                    ------------
                                                                                     180,063,776
                                                                                    ------------

             FINANCE  16.4%

    300,000  Ahmanson (H.F.) & Co.................................................     7,500,000
    350,000  American Express Co..................................................    14,218,750
    190,000  American International Group, Inc....................................    16,031,250
    800,000  Bank of Boston Corp..................................................    35,600,000
    300,000  Bank of New York, Inc................................................    12,600,000
    200,000  BankAmerica Corp.....................................................    11,500,000
    430,000  Bankers Trust New York Corp..........................................    27,412,500
    400,000  BayBanks, Inc........................................................    32,400,000
    150,000  Chase Manhattan Corp.................................................     8,550,000
    150,000  Chemical Banking Corp................................................     8,531,250
    400,000  CoreStates Financial Corp............................................    14,550,000
    *46,400  Donaldson, Lufkin & Jenrette, Inc....................................     1,380,400
    400,000  Federal National Mortgage Association................................    41,950,000
    750,000  Greenpoint Financial Corp............................................    20,250,000
    900,000  Green Tree Financial Corp............................................    23,962,500
    300,000  Merrill Lynch & Co., Inc.............................................    16,650,000
    125,000  Morgan Stanley Group, Inc............................................    10,875,000
    275,000  Morgan (J.P.) & Co., Inc.............................................    21,209,375
  8,397,720  Van Kampen American Capital Small Capitalization Fund (see Note 2)...   102,200,258
                                                                                    ------------
                                                                                     427,371,283
                                                                                    ------------

             HEALTH CARE  11.8%

    160,000  American Home Products Corp..........................................    14,180,000
   *250,000  Amgen, Inc...........................................................    12,000,000
    300,000  Astra, AB, Series A, ADR.............................................    11,025,000
    250,000  Baxter International, Inc............................................     9,656,250
    150,000  Becton Dickinson & Co................................................     9,750,000
    850,000  Caremark International, Inc..........................................    17,531,250
    *85,000  Cordis Corp..........................................................     9,392,500
   *500,000  Genzyme Corp.........................................................    29,125,000
    210,000  Lilly (Eli) & Co.....................................................    20,291,250
    300,000  Mallinckrodt Group, Inc..............................................    10,425,000
    310,000  Medtronic, Inc.......................................................    17,902,500
    195,000  Merck & Co., Inc.....................................................    11,212,500
   *175,000  Nellcor, Inc.........................................................    10,062,500
    425,000  Pfizer, Inc..........................................................    24,384,375
    500,000  Schering-Plough Corp.................................................    26,812,500
    625,000  SmithKline Beecham, ADR..............................................    32,421,875
     80,000  St. Jude Medical, Inc................................................     4,260,000
    500,000  U.S. Healthcare, Inc.................................................    19,250,000
    225,000  Warner Lambert Co....................................................    19,153,125
                                                                                    ------------
                                                                                     308,835,625
                                                                                    ------------

GROWTH FUND           STATEMENT OF NET ASSETS, CONTINUED



 Number                                                         Market
of Shares                                                       Value
-------------------------------------------------------------------------
          PRODUCER MANUFACTURING  6.6%

 150,000  Fluor Corp. .....................................  $  8,475,000
 330,000  General Electric Co. ............................    20,872,500
 450,000  Honeywell, Inc. .................................    18,900,000
 175,000  Illinois Tool Works, Inc. .......................    10,171,875
 300,000  ITT Corp. .......................................    36,750,000
 200,000  Rockwell International Corp. ....................     8,900,000
*675,045  Thermo Fibertek, Inc. ...........................    10,631,959
 100,000  TRW, Inc. .......................................     6,575,000
 425,000  United Technologies Corp. .......................    37,718,750
 430,000  WMX Technologies, Inc. ..........................    12,093,750
                                                             ------------
                                                              171,088,834
                                                             ------------

          RAW MATERIALS/PROCESSING INDUSTRIES  3.2%

 225,000  Champion International Corp. ....................    12,037,500
 315,000  Freeport-McMoRan, Copper Gold, Series B..........     7,166,250
 200,000  Grace (W.R.) & Co. ..............................    11,150,000
 825,000  James River Corp. ...............................    26,503,125
 250,000  Monsanto Co. ....................................    26,187,500
                                                             ------------
                                                               83,044,375
                                                             ------------

          TECHNOLOGY  18.2%

 140,000  Adobe Systems, Inc. .............................     7,980,000
*300,000  Bay Networks, Inc. ..............................    19,875,000
 250,000  Boeing Co. ......................................    16,406,250
*400,000  Cisco Systems, Inc. .............................    31,000,000
*550,000  Compaq Computer Corp. ...........................    30,662,500
 650,000  Computer Associates International, Inc. .........    35,750,000
*630,000  Dell Computer Corp. .............................    29,373,750
*580,000  Digital Equipment Corp. .........................    31,392,500
 125,700  DST Systems, Inc. ...............................     2,639,700
 350,000  General Motors Corp., Class H....................    14,700,000
 300,000  Hewlett-Packard Co. .............................    27,787,500
 500,000  Intel Corp. .....................................    34,937,500
 320,000  International Business Machines Corp. ...........    31,120,000
 500,000  Loral Corp. .....................................    14,812,500
*300,000  LSI Logic Corp. .................................    14,137,500
 175,000  McDonnell Douglas Corp. .........................    14,306,250
*250,000  Microsoft Corp. .................................    25,000,000
 160,000  Motorola, Inc. ..................................    10,500,000
*200,000  National Semiconductor Corp. ....................     4,875,000
 150,000  Northrop Grumman Corp. ..........................     8,587,500
*155,700  Oracle System Corp. .............................     6,792,413
 *58,200  Parametric Technology Corp. .....................     3,899,400
*500,000  Symantec Corp. ..................................    12,156,250
 200,000  Texas Instruments, Inc. .........................    13,650,000
*550,000  3Com Corp. ......................................    25,850,000
 160,000  Varian Associates, Inc. .........................     8,220,000
                                                             ------------
                                                              476,411,513
                                                             ------------


 GROWTH FUND                                 STATEMENT OF NET ASSETS, CONTINUED



  Number                                                                                                                 Market
  of Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
               TRANSPORTATION  1.5%

      150,000  Burlington Northern, Inc............................................................................   $   12,581,250
      400,000  Conrail, Inc........................................................................................       27,500,000
                                                                                                                      --------------
                                                                                                                          40,081,250
                                                                                                                      --------------
               UTILITIES  5.8%

      160,000  Ameritech Corp. ....................................................................................        8,640,000
      500,000  AT&T Corp. .........................................................................................       32,000,000
     *150,000  Cellular Communications, Inc., Class A..............................................................        8,043,750
      800,000  Frontier Corp. .....................................................................................       21,600,000
    1,425,000  MCI Communications Corp. ...........................................................................       35,535,936
      160,000  SBC Communications, Inc. ...........................................................................        8,940,000
   *1,100,000  WorldCom, Inc. .....................................................................................       35,887,500
                                                                                                                      --------------
                                                                                                                         150,647,186
                                                                                                                      --------------
                 TOTAL COMMON STOCK (Cost $2,121,303,425)..........................................................    2,382,148,480
                                                                                                                      --------------
               Preferred Stock  0.5%

     *244,130  Cellular Communications, Inc., Class A (Cost $7,632,548)............................................       13,091,471
                                                                                                                      --------------
    Principal
       Amount  Short-Term Investments  8.3%
   ----------
               REPURCHASE AGREEMENTS+  5.7%

$**46,740,000  Lehman Government Securities, 5.90%, repurchase proceeds $46,747,660................................       46,740,000
   15,415,000  SBC Capital Markets, Inc., 5.87%, repurchase proceeds $15,417,514...................................       15,415,000
   85,455,000  State Street Bank & Trust Co., 5.88%, repurchase proceeds $85,468,958...............................       85,455,000
                                                                                                                      --------------
                                                                                                                         147,610,000
                                                                                                                      --------------
               UNITED STATES AGENCIES & GOVERNMENT OBLIGATIONS  2.6%

 **13,000,000  Federal Farm Credit Banks, 5.63%, 1/16/96...........................................................       12,845,170
  **7,500,000  Federal Home Loan Banks, 5.61%, 4/12/96.............................................................        7,313,775
 **42,000,000  Federal National Mtg. Association, 5.58% to 5.62%, 12/22/95 to 2/12/96..............................       41,528,369
  **6,500,000  Treasury Bills, 5.45%, 3/7/96.......................................................................        6,377,280
                                                                                                                      --------------
                                                                                                                          68,064,594
                                                                                                                      --------------
                 TOTAL SHORT-TERM INVESTMENTS (Cost $215,677,899)..................................................      215,674,594
                                                                                                                      --------------
               TOTAL INVESTMENTS (Cost $2,344,613,872)  100.0%.....................................................    2,610,914,545
               Other assets and liabilities, net 0.0%..............................................................          590,364
                                                                                                                      --------------
               NET ASSETS, equivalent to $17.46 per share 100%.....................................................   $2,611,504,909
                                                                                                                      ==============
NET ASSETS WERE COMPRISED OF:

Shares of beneficial interest, at par $.01 per share; unlimited shares authorized;
  149,533,377 shares outstanding...................................................................................   $    1,495,334
Capital surplus....................................................................................................    1,970,060,661
Undistributed net realized gain on securities......................................................................      352,658,120
Net unrealized appreciation of securities
 Investments.......................................................................................................      266,300,673
 Futures contracts ................................................................................................           39,318
Undistributed net investment income ...............................................................................       20,950,803
                                                                                                                      --------------
NET ASSETS ........................................................................................................   $2,611,504,909
                                                                                                                      ==============

 *Non-income producing security.
**Securities with a market value of approximately $99.6 million were placed as collateral for futures contracts (see Note 1B).
+ Dated 10/31/95, due 11/1/95, collateralized by U.S. Government obligations in a pooled cash account.
See Notes to Financial Statements.

 GROWTH FUND                                  FINANCIAL STATEMENTS

Statement of Operations
                                                                                                      Year Ended
                                                                                                   October 31, 1995
                                                                                                   ----------------
Investment Income
Dividends......................................................................................     $   35,447,186
Interest.......................................................................................         12,456,275
                                                                                                    --------------
  Investment income............................................................................         47,903,461
                                                                                                    --------------
Expenses
Advisory fees..................................................................................         14,436,748
Shareholder service agent's fees and expenses..................................................          7,777,431
Accounting services............................................................................            277,991
Trustees' fees and expenses....................................................................            164,063
Audit fees.....................................................................................             27,534
Custodian fees.................................................................................             98,812
Legal fees.....................................................................................             14,778
Reports to shareholders........................................................................            549,716
Registration and filing fees...................................................................             95,114
Miscellaneous..................................................................................             74,558
                                                                                                    --------------
  Total expenses...............................................................................         23,516,745
                                                                                                    --------------
  Net investment income........................................................................         24,386,716
                                                                                                    --------------
Realized and Unrealized Gain (Loss) on Securities
Net unrealized gain on securities
  Investments..................................................................................        348,559,285
  Futures contracts............................................................................          9,631,709
Net unrealized appreciation (depreciation) of securities during the period
  Investments..................................................................................        132,789,518
  Futures contracts............................................................................         (2,562,118)
                                                                                                    --------------
  Net realized and unrealized gain on securities...............................................        488,418,394
                                                                                                    --------------
  Increase in net assets resulting from operations.............................................     $  512,805,110
                                                                                                    ==============

Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended October 31
                                                                                  --------------------------------
                                                                                       1995             1994
                                                                                  --------------    --------------
NET ASSETS, beginning of period..............................................     $2,169,907,302    $2,065,704,741
                                                                                  --------------    --------------
Operations
 Net investment income.......................................................         24,386,716        18,949,920
 Net realized gain on securities.............................................        358,190,994       150,460,394
 Net unrealized appreciation (depreciation) of securities during the period..        130,227,400      (125,267,340)
                                                                                  --------------    --------------
  Increase in net assets resulting from operations...........................        512,805,110        44,142,974
                                                                                  --------------    --------------
Distributions to shareholders from
 Net investment income.......................................................        (22,053,177)      (14,476,435)
 Net realized gain on securities.............................................       (147,259,430)     (151,147,388)
                                                                                  --------------    --------------
  Total distributions........................................................       (169,312,607)     (165,623,823)
                                                                                  --------------    --------------
Capital transactions
 Proceeds from shares sold...................................................        294,906,458       394,956,323
 Proceeds from shares issued for distributions reinvested....................        168,462,102       164,787,271
 Cost of shares redeemed.....................................................       (365,263,456)     (334,060,184)
                                                                                  --------------    --------------
  Increase in net assets resulting from capital transactions.................         98,105,104       225,683,410
                                                                                  --------------    --------------
Increase in Net Assets.......................................................        441,597,607       104,202,561
                                                                                  --------------    --------------
NET ASSETS, end of period....................................................     $2,611,504,909    $2,169,907,302
                                                                                  ==============    ==============
CAPITAL TRANSACTIONS
 Shares sold.................................................................         19,019,524        25,712,863
 Shares issued for distributions reinvested..................................         12,278,591        10,798,656
 Shares redeemed.............................................................        (23,505,333)      (21,793,543)
                                                                                  --------------    --------------
  Increase in shares outstanding.............................................          7,792,782        14,717,976
                                                                                  ==============    ==============


See Notes to Financial Statements.

GROWTH AND INCOME FUND               STATEMENT OF NET ASSETS

October 31, 1995




Number                                               Market
of Shares                                            Value
-------------------------------------------------------------
            Common Stock  81.5%

            CONSUMER DISTRIBUTION  4.7%

   *92,000  Ann Taylor Stores, Inc..............  $ 1,012,000
    45,000  Dayton Hudson Corp..................    3,093,750
  *260,000  Federated Department Stores, Inc....    6,597,500
    90,100  Fleming Companies, Inc..............    2,038,513
    86,000  Gap, Inc............................    3,386,250
    23,500  Interstate Bakeries Co..............      502,312
   260,000  May Department Stores Co............   10,205,000
   *77,000  Nine West Group, Inc................    3,426,500
   101,000  Nordstrom, Inc......................    3,743,313
   145,000  Sears, Roebuck & Co.................    4,930,000
                                                  -----------
                                                   38,935,138
                                                  -----------

            CONSUMER DURABLES  1.4%

    58,000  Eastman Kodak Co....................    3,632,250
   121,000  General Motors Corp.................    5,293,750
   160,000  Sunbeam-Oster, Inc..................    2,400,000
                                                  -----------
                                                   11,326,000
                                                  -----------

            CONSUMER NON-DURABLES  7.5%

   119,000  Coca-Cola Co........................    8,553,125
    80,000  CPC International, Inc..............    5,310,000
    64,000  General Mills, Inc..................    3,672,000
   114,000  Gillette Co.........................    5,514,750
   400,000  Nabisco Holdings Corp., Class A.....   10,750,000
    64,000  Nike, Inc., Class B.................    3,632,000
   135,000  Procter & Gamble Co.................   10,935,000
   151,600  Quaker Oats Co......................    5,173,350
   151,000  Ralston Purina Group................    8,965,625
                                                  -----------
                                                   62,505,850
                                                  -----------

            CONSUMER SERVICES  4.3%

    38,000  Capital Cities ABC, Inc.............    4,507,750
   113,000  Disney (Walt) Co....................    6,511,625
   191,000  McDonald's Corp.....................    7,831,000
    79,571  Omnicom Group, Inc..................    5,082,598
  *129,000  Viacom, Inc., Class B...............    6,450,000
   267,000  Wendy's International, Inc..........    5,306,625
                                                  -----------
                                                   35,689,598
                                                  -----------

            ENERGY  9.0%

   103,000  British Petroleum Co., PLC, ADR.....    9,089,750
   203,000  Exxon Corp..........................   15,504,125
   108,000  Mobil Corp..........................   10,881,000
   410,000  Pacific Enterprises.................   10,147,500
   126,000  Panhandle Eastern Corp..............    3,181,500
   131,000  Royal Dutch Petroleum Co., ADR......   16,096,625
   135,000  Texaco, Inc.........................    9,196,875
                                                  -----------
                                                   74,097,375
                                                  -----------

GROWTH AND INCOME FUND                        STATEMENT OF NET ASSETS, CONTINUED


    Number                                                 Market
   of Shares                                               Value
-------------------------------------------------------------------
              FINANCE  14.1%

      65,000  Ahmanson (H. F.) & Co...................  $ 1,625,000
      79,500  American International Group, Inc.......    6,707,812
     151,000  Banc One Corp...........................    5,096,250
     117,000  Bank Of Boston Corp.....................    5,206,500
     193,000  Bankers Trust New York Corp.............   12,303,750
      60,000  BayBanks, Inc...........................    4,860,000
      62,000  Beacon Property Corp....................    1,348,500
     114,000  Chemical Banking Corp...................    6,483,750
      60,000  Chubb Corp..............................    5,392,500
     234,000  CoreStates Financial Corp...............    8,511,750
     136,000  Debartolo Realty Corp...................    1,768,000
      43,000  Duke Realty Investments, Inc............    1,316,875
     171,000  Federal National Mortgage Association...   17,933,625
      48,000  Health Care Property Investors, Inc.....    1,626,000
     191,000  Horace Mann Educators Corp..............    5,085,375
     143,000  Morgan (J.P.) & Co., Inc................   11,028,875
     306,000  Prudential Reinsurance Holdings.........    6,234,750
      97,000  St. Paul Companies, Inc.................    4,922,750
     198,000  State Street Boston Corp................    7,697,250
      11,100  Vornado Realty Trust....................      398,212
      38,000  Weingarten Realty Investors.............    1,311,000
                                                        -----------
                                                        116,858,524
                                                        -----------

              HEALTH CARE  10.7%

     124,000  Abbott Laboratories, Inc................    4,929,000
      99,000  American Home Products Corp.............    8,773,875
    *190,000  Amgen, Inc..............................    9,120,000
      95,000  Astra, A B, Series A, ADR...............    3,491,250
     138,000  Baxter International, Inc...............    5,330,250
    *145,000  Charter Medical Corp....................    2,610,000
     111,000  Mallinckrodt Group, Inc.................    3,857,250
     217,000  Merck & Co., Inc........................   12,477,500
     150,000  Pfizer, Inc.............................    8,606,250
     186,000  Pharmacia Aktiebolag, ADR...............    6,510,000
     171,000  Schering-Plough Corp....................    9,169,875
     205,000  Tenet Healthcare Corp...................    3,664,375
      77,000  Teva Pharmaceutical, Ltd., ADR..........    3,022,250
    *116,000  Vencor, Inc.............................    3,219,000
      64,000  Zeneca Group PLC, ADR...................    3,608,000
                                                        -----------
                                                         88,388,875
                                                        -----------

              PRODUCER MANUFACTURING  5.1%

     101,000  Allied-Signal, Inc......................    4,292,500
     143,000  Fluor Corp..............................    8,079,500
     109,000  General Electric Co.....................    6,894,250
     203,000  Honeywell, Inc..........................    8,526,000
     109,000  Illinois Tool Works, Inc................    6,335,625
     125,000  Stewart & Stevenson Services, Inc.......    2,843,750
     188,000  WMX Technologies, Inc...................    5,287,500
                                                        -----------
                                                         42,259,125
                                                        -----------

GROWTH AND INCOME FUND                        STATEMENT OF NET ASSETS, CONTINUED


  Number                                                          Market
of Shares                                                         Value
--------------------------------------------------------------------------

            RAW MATERIALS/PROCESSING INDUSTRIES  5.5%

    88,000  Air Products & Chemicals, Inc..................   $  4,543,000
    75,000  Aluminum Co. of America........................      3,825,000
   148,000  Bemis, Inc.....................................      3,848,000
    98,000  Champion International Corp....................      5,243,000
   104,900  Grace (W.R.) & Co..............................      5,848,175
   120,000  James River Corp...............................      3,855,000
    87,000  Monsanto Co....................................      9,113,250
    95,000  Scott Paper Co.................................      5,058,750
    81,000  Sigma-Aldrich Corp.............................      3,847,500
                                                               -----------
                                                                45,181,675
                                                               -----------

            TECHNOLOGY  9.2%

    95,000  Adobe Systems, Inc.............................      5,415,000
   105,000  Alcatel Alsthom, ADR...........................      1,771,875
   100,000  Boeing Co......................................      6,562,500
  *120,000  Compaq Computer Corp...........................      6,690,000
   164,000  Computer Associates International, Inc.........      9,020,000
  *115,000  Digital Equipment Corp.........................      6,224,375
    61,000  Hewlett-Packard Co.............................      5,650,125
    33,000  International Business Machines Corp...........      3,209,250
   210,000  Loral Corp.....................................      6,221,250
   *57,000  Microsoft Corp.................................      5,700,000
    26,000  Motorola, Inc..................................      1,706,250
    45,000  Nokia Corp., ADS...............................      2,508,750
    67,000  Northrop Grumman Corp..........................      3,835,750
  *100,000  Symantec Corp..................................      2,431,250
    74,000  Xerox Corp.....................................      9,601,500
                                                               -----------
                                                                76,547,875
                                                               -----------

            TRANSPORTATION  0.6%

    78,000  Union Pacific Corp.............................      5,099,250
                                                               -----------

            UTILITIES  9.4%

   110,000  Ameritech Corp.................................      5,940,000
   199,000  AT&T Corp......................................     12,736,000
   149,000  Cincinnati Bell, Inc...........................      4,376,875
   200,000  Frontier Corp..................................      5,400,000
   220,000  General Public Utilities Corp..................      6,875,000
   362,000  MCI Communications Corp........................      9,027,375
   211,000  National Power, ADR............................      2,637,500
   330,000  PacifiCorp.....................................      6,228,750
   248,000  Peco Energy Co.................................      7,254,000
   245,000  PowerGen, PLC, ADR.............................      4,073,125
    91,000  Southern New England Telecommunications Corp...      3,287,375
   231,000  Telefonos de Mexico, S.A., ADR.................      6,352,500
    83,000  U. S. West, Inc................................      3,952,875
                                                               -----------
                                                                78,141,375
                                                               -----------
              TOTAL COMMON STOCK (Cost $567,170,224).......    675,030,660
                                                               -----------

GROWTH AND INCOME FUND                        STATEMENT OF NET ASSETS, CONTINUED


 Principal                                                                    Market
  Amount                                                                       Value
---------------------------------------------------------------------------------------

             Convertible Corporate Obligations  7.1%

             CONSUMER DISTRIBUTION  0.7%

$ 4,000,000  Federated Department Stores, Inc., 5.00%, 10/01/03...........  $ 3,880,000
  4,500,000  Rite Aid Corp., LYON, Zero Coupon, 7/24/06...................    2,238,750
                                                                            -----------
                                                                              6,118,750
                                                                            -----------

             CONSUMER SERVICES  2.6%

 22,000,000  ADT Operations, Inc., LYON, Zero Coupon, 7/06/10.............    9,900,000
 12,000,000  News America Holdings, Inc., LYON, Zero Coupon, 3/11/13......    5,340,000
  2,193,250  Time Warner, Inc., 8.75%, 1/10/15............................    2,283,722
  9,000,000  Time Warner, Inc., LYON, Zero Coupon, 6/22/13................    3,600,000
                                                                            -----------
                                                                             21,123,722
                                                                            -----------

             HEALTH CARE  2.8%

  4,200,000  Ciba-Geigy Corp., 6.25%, 3/15/16.............................    4,200,000
 23,000,000  Roche Holdings, Inc., LYON, 4/20/10..........................    9,487,500
  2,510,000  Sandoz, Ltd., 2.00%, 10/06/02................................    2,202,525
  6,000,000  United Technologies Corp., PEN, Zero Coupon, 9/08/97.........    7,140,000
                                                                            -----------
                                                                             23,030,025
                                                                            -----------

             UTILITIES  1.0%

    115,000  Sprint Corp., DECS, 8.25%, 3/30/00...........................    4,171,745
 12,500,000  U.S. Cellular Corp., LYON, Zero Coupon, 6/15/15..............    4,250,000
                                                                            -----------
                                                                              8,421,745
                                                                            -----------
               TOTAL CONVERTIBLE CORPORATE OBLIGATIONS (Cost $53,792,467).   58,694,242
                                                                            -----------

   Number
 of Shares   Convertible Preferred Stock  4.1%
-----------
    165,000  Browning-Ferris Industries, Inc., ACES, $7.25................    5,424,375
    130,000  Corning Glassworks, MIPS, 6.00%..............................    5,850,000
    190,000  James River Corp., DECS, $1.55...............................    5,795,000
     66,000  SCI Finance, LLC, NV, 6.25%..................................    4,653,000
    136,000  Time Warner, Inc., PERCS, $1.24..............................    4,352,000
    115,000  Williams Companies, Inc., $3.50..............................    7,820,000
                                                                            -----------
               TOTAL CONVERTIBLE PREFERRED STOCK (Cost $30,242,889).......   33,894,375
                                                                            -----------

GROWTH AND INCOME FUND                        STATEMENT OF NET ASSETS, CONTINUED


Principal                                                             Market
 Amount                                                               Value
--------------------------------------------------------------------------------

               Short-Term Investments  6.5%

               REPURCHASE AGREEMENT 5.3%

**$44,120,000  SBC Capital Markets, Inc., dated 10/31/95, 5.87%
               due 11/01/95 (collateralized by U.S. Government
               obligations in a pooled cash account)
               repurchase proceeds $44,127,194....................  $ 44,120,000
                                                                    ------------

               UNITED STATES GOVERNMENT OBLIGATIONS  1.2%

**10,000,000   United States Treasury Bills, 5.33% to 5.44%,
               12/14/95 to 02/08/96...............................     9,893,739
                                                                    ------------
                  TOTAL SHORT-TERM INVESTMENTS (Cost $54,014,989).    54,013,739
                                                                    ------------
               TOTAL INVESTMENTS (Cost $705,220,569)  99.2%.......   821,633,016
               Other assets and liabilities, net  0.8%............     6,685,784
                                                                    ------------
               NET ASSETS equivalent to $16.95 per share  100%....  $828,318,800
                                                                    ============

NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, at par $.01 per share; unlimited
  shares authorized; 48,862,007 shares outstanding................  $    488,620
Capital surplus...................................................   620,858,953
Undistributed net realized gain on securities.....................    84,630,671
Net unrealized appreciation of securities
  Investments.....................................................   116,412,447
  Futures contracts...............................................       444,125
Undistributed net investment income...............................     5,483,984
                                                                    ------------
NET ASSETS........................................................  $828,318,800
                                                                    ============

ACES--Automatically convertible equity stock
DECS--Dividend enhanced convertible stock
LYON--Liquid yield option note, zero coupon
MIPS--Monthly income paying security
PEN--Pharmaceutical exchange note
PERCS--Preferred equity redeemable cumulative stock
 *Non-income producing security.
**Securities with a market value of approximately $32.2 million were placed as collateral for futures contracts (see Note 1B).


See Notes to Financial Statements.

GROWTH AND INCOME FUND                                      FINANCIAL STATEMENTS

STATEMENT of Operations

                                                                                                  Year Ended
                                                                                               October 31, 1995
                                                                                               ----------------
Investment Income
Dividends ..................................................................................     $ 18,964,829
Interest ...................................................................................        5,576,108
                                                                                                 ------------
  Investment income ........................................................................       24,540,937
                                                                                                 ------------
Expenses
Advisory fees ..............................................................................        4,937,121
Shareholder service agent's fees and expenses ..............................................        1,864,452
Accounting services ........................................................................          123,458
Trustees' fees and expenses ................................................................           66,447
Audit fees .................................................................................           21,234
Custodian fees .............................................................................           41,577
Legal fees .................................................................................            6,008
Reports to shareholders ....................................................................          124,201
Registration and filing fees ...............................................................           58,712
Miscellaneous ..............................................................................           24,466
                                                                                                 ------------
  Total expenses ...........................................................................        7,267,676
                                                                                                 ------------
  Net investment income ....................................................................       17,273,261
                                                                                                 ------------
Realized and Unrealized Gain on Securities
Net realized gain on securities
  Investments ..............................................................................       83,590,199
  Futures contracts ........................................................................        1,261,711
Net unrealized appreciation of securities during the period
  Investments ..............................................................................       52,512,988
  Futures contracts ........................................................................          491,867
                                                                                                 ------------
  Net realized and unrealized gain on securities ...........................................      137,856,765
                                                                                                 ------------
  Increase in net assets resulting from operations .........................................     $155,130,026
                                                                                                 ============

---------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                      Year Ended October 31
                                                                                  -----------------------------
                                                                                      1995             1994
                                                                                  ------------     ------------
NET ASSETS, beginning of period ...............................................   $712,895,284     $712,367,257
                                                                                  ------------     ------------
Operations
  Net investment income .......................................................     17,273,261       12,993,062
  Net realized gain on securities .............................................     84,851,910       72,326,560
  Net unrealized appreciation (depreciation) of securities during the period ..     53,004,855      (81,656,758)
                                                                                  ------------     ------------
    Increase (decrease) in net assets resulting from operations ...............    155,130,026        3,662,864
                                                                                  ------------     ------------
Distributions to shareholders from
  Net investment income .......................................................    (14,344,183)     (12,164,102)
  Net realized gain on securities .............................................    (71,729,488)     (48,603,788)
                                                                                  ------------     ------------
    Total distributions .......................................................    (86,073,671)     (60,767,890)
                                                                                  ------------     ------------
Capital transactions
  Proceeds from shares sold ...................................................     94,833,007      124,276,586
  Proceeds from shares issued for distributions reinvested ....................     84,847,579       59,928,843
  Cost of shares redeemed .....................................................   (133,313,425)    (126,572,376)
                                                                                  ------------     ------------
    Increase in net assets resulting from capital transactions ................     46,367,161       57,633,053
                                                                                  ------------     ------------
Increase in Net Assets ........................................................    115,423,516          528,027
                                                                                  ------------     ------------
NET ASSETS, end of period .....................................................   $828,318,800     $712,895,284
                                                                                  ============     ============
CAPITAL TRANSACTIONS
  Shares sold .................................................................      6,095,770        7,820,632
  Shares issued for distributions reinvested ..................................      6,153,341        3,781,949
  Shares redeemed .............................................................     (8,600,756)      (7,984,398)
                                                                                  ------------     ------------
    Increase in shares outstanding ............................................      3,648,355        3,618,183
                                                                                  ============     ============

See Notes to Financial Statements.

GOVERNMENT FUND                          STATEMENT OF NET ASSETS

October 31, 1995


  Principal                                                                                                       Market
   Amount                                                                                                         Value
---------------------------------------------------------------------------------------------------------------------------
               United States Government Agencies 47.6%

               Federal National Mortgage Association
$   9,808,713    7.00% Pools, 4/1/24 to 5/1/25...........................................................      $  9,725,928
    9,400,488    7.50% Pools, 12/31/23 to 11/1/24........................................................         9,497,406
   28,723,524    8.00% Pools, 5/1/22 to 7/1/25...........................................................        29,423,804
               Federal Home Loan Mortgage Corp.
    5,738,334    6.50% 5 yr. Pools, 10/1/97 to 7/1/98....................................................         5,768,805
      655,215    7.00% 5 yr. Pools, 12/1/96 to 8/1/97....................................................           662,999
    5,004,038    7.00% 30 yr. Pools, 7/1/24 to 9/1/24....................................................         4,964,956
   24,189,221    7.50% 30 yr. Pools, 4/1/24 to 10/1/24...................................................        24,461,350
    9,449,628    8.00% 30 yr. Pools, 6/1/24 to 10/1/24...................................................         9,680,010
               Government National Mortgage Association
   23,726,589    7.00% Pools, 3/15/22 to 5/15/24.........................................................        23,563,587
   17,561,169    7.50% Pools, 3/15/22 to 10/15/24........................................................        17,791,747
   12,148,781    8.00% Pools, 6/15/16 to 7/15/24.........................................................        12,498,058
    8,210,879    8.50% Pools, 12/15/05 to 6/15/23........................................................         8,539,128
       13,747    10.00% Pool, 3/15/16....................................................................            14,993
                                                                                                               ------------
                 TOTAL UNITED STATES GOVERNMENT AGENCIES (Cost $150,362,195).............................       156,592,771
                                                                                                               ------------

               United States Treasury Notes 49.8%

  **9,000,000    6.50%, 8/15/97..........................................................................         9,129,420
 **20,000,000    7.75%, 12/31/99.........................................................................        21,415,600
 **25,000,000    7.875%, 2/15/96.........................................................................        25,152,250
 **45,000,000    7.875%, 1/15/98.........................................................................        47,025,000
 **10,000,000    8.00%, 5/15/01..........................................................................        11,006,300
   10,000,000    9.00%, 5/15/98..........................................................................        10,768,800
 **39,000,000    9.25%, 1/15/96..........................................................................        39,268,320
                                                                                                               ------------
                 TOTAL UNITED STATES TREASURY NOTES (Cost $163,208,203)..................................       163,765,690
                                                                                                               ------------

               Forward Purchase Commitments 17.8%

               Federal National Mortgage Association
  *10,000,000    7.50%, settling December '95............................................................        10,088,400
   *8,500,000    7.50%, settling January '96.............................................................         8,563,070
               Government National Mortgage Association
  *30,000,000    7.00%, settling November '95............................................................        29,793,900
  *10,000,000    7.50%, settling December '95............................................................        10,116,900
                                                                                                               ------------
                 TOTAL FORWARD PURCHASE COMMITMENTS (Cost $57,619,375)...................................        58,562,270
                                                                                                               ------------


GOVERNMENT FUND                               STATEMENT OF NET ASSETS, CONTINUED




Principal                                                                                      Market
 Amount                                                                                         Value
---------------------------------------------------------------------------------------------------------
              Repurchase Agreement 0.9%

 $ 2,840,000  SBC Capital Markets, Inc., dated 10/31/95, 5.90%, due 11/01/95
                (collateralized by U.S. Government obligations in a pooled cash account) repurchase proceeds $2,840,465 (Cost $2,840,000)..................  $  2,840,000
                                                                                             ------------
              TOTAL INVESTMENTS (Cost $374,029,773) 116.1%.................................   381,760,731
              Receivable for investments sold 13.8%........................................    45,519,531
              Other assets and liabilities, net 1.5%.......................................     4,981,524
              Payable for investments purchased (23.7%)....................................   (77,867,031)
              Payable for forward sale commitments (7.7%)..................................   (25,379,800)
                                                                                             ------------
              NET ASSETS, equivalent to $10.67 per share 100%..............................  $329,014,955
                                                                                             ============
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, at par $.01 per share; unlimited shares authorized;
  30,839,945 shares outstanding............................................................  $    308,399
Capital surplus............................................................................   352,075,117
Accumulated net realized loss on securities................................................   (32,693,720)
Net unrealized appreciation of securities
  Investments..............................................................................     7,730,958
  Forward commitments......................................................................       459,911
  Futures contracts........................................................................       757,898
Undistributed net investment income........................................................       376,392
                                                                                             ------------
NET ASSETS.................................................................................  $329,014,955
                                                                                             ============

 * Non-income producing security.
** Securities with a market value of approximately $156.5 were placed as collateral for futures contracts and forward commitments (see Note 1B).

See Notes to Financial Statements.

 GOVERNMENT FUND                              FINANCIAL STATEMENTS


Statement of Operations
                                                                                                      Year Ended
                                                                                                   October 31, 1995
                                                                                                   ----------------
Investment Income
Interest.......................................................................................        $ 25,311,576
                                                                                                       ------------
Expenses
Advisory fees..................................................................................           1,979,623
Shareholder service agent's fees and expenses..................................................             483,108
Accounting services............................................................................              92,277
Trustees' fees and expenses....................................................................              47,762
Audit fees.....................................................................................              13,934
Custodian fees.................................................................................              62,234
Legal fees.....................................................................................               2,335
Reports to shareholders........................................................................              33,087
Registration and filing fees...................................................................               6,429
Miscellaneous..................................................................................              11,113
                                                                                                       ------------
  Total expenses...............................................................................           2,731,902
                                                                                                       ------------
  Net investment income........................................................................          22,579,674
                                                                                                       ------------
Realized and Unrealized Gain (Loss) on Securities
Net realized gain (loss) on securities
  Investments..................................................................................          (2,531,140)
  Forward commitments..........................................................................           5,294,570
  Futures contracts............................................................................          (2,220,552)
Net unrealized appreciation of securities during the period
  Investments..................................................................................          19,778,951
  Forward commitments..........................................................................             433,218
  Futures contracts............................................................................             761,879
                                                                                                       ------------
  Net realized and unrealized gain on securities...............................................          21,516,926
                                                                                                       ------------
  Increase in net assets resulting from operations.............................................        $ 44,096,600
                                                                                                       ============
-------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                        Year Ended October 31
                                                                                   --------------------------------
                                                                                       1995                 1994
                                                                                   ------------        ------------
NET ASSETS, beginning of period..............................................      $334,961,646        $370,213,049
                                                                                   ------------        ------------
Operations
 Net investment income.......................................................        22,579,674          24,980,745
 Net realized gain (loss) on securities......................................           542,878         (34,030,620)
 Net unrealized appreciation (depreciation) of securities during the period..        20,974,048         (11,216,315)
                                                                                   ------------        ------------
  Increase (decrease) in net assets resulting from operations................        44,096,600         (20,266,190)
                                                                                   ------------        ------------
Distributions to shareholders from
 Net investment income.......................................................       (22,389,062)        (22,822,040)
 Excess of book-basis net realized gain on securities (see Note 1F)..........            -              (16,458,421)
                                                                                   ------------        ------------
  Total distributions........................................................       (22,389,062)        (39,280,461)
                                                                                   ------------        ------------
Capital transactions
 Proceeds from shares sold...................................................        40,107,323          82,600,565
 Proceeds from shares issued for distributions reinvested....................        19,322,483          34,396,895
 Cost of shares redeemed.....................................................       (87,084,035)        (92,702,212)
                                                                                   ------------        ------------
  Increase (decrease) in net assets resulting from capital transactions......       (27,654,229)         24,295,248
                                                                                   ------------        ------------
Decrease in Net Assets.......................................................        (5,946,691)        (35,251,403)
                                                                                   ------------        ------------
NET ASSETS, end of period....................................................      $329,014,955        $334,961,646
                                                                                   ============        ============
CAPITAL TRANSACTIONS
 Shares sold.................................................................         3,887,096           7,689,030
 Shares issued for distributions reinvested..................................         1,865,887           3,189,561
 Shares redeemed.............................................................        (8,448,288)         (8,707,829)
                                                                                   ------------        ------------
  Increase (decrease) in shares outstanding..................................        (2,695,305)          2,170,762
                                                                                   ============        ============


See Notes to Financial Statements.

MUNICIPAL BOND FUND                                     STATEMENT OF NET ASSETS

October 31, 1995


Principal                                                                                                    Market
Amount                                                                                                        Value
---------------------------------------------------------------------------------------------------------------------
            Municipal Bonds  99.0%

            EDUCATION  8.1%
$  500,000  Cook County, Illinois, Community College, District #508,
              Certificates of Participation, FGIC, 8.75%, 1/1/07........................................  $   651,360
   500,000  Connecticut State Health & Educational Facilities Authority Rev. (University of Hartford)
              Series S, 6.75%, 7/1/12...................................................................      497,960
   500,000  District of Columbia Rev. (Howard University) Series A, MBIA, 8.00%, 10/1/17................      532,930
   500,000  Erie, Pennsylvania, Higher Education Building Authority, College Rev.
              Series A, 8.50%, 6/1/15...................................................................      576,885
            Frenship, Texas, Independent School District, Refunding
   500,000    5.50%, 2/15/03............................................................................      523,940
   500,000    5.50%, 2/15/04............................................................................      522,135
   200,000  Huron Valley, Michigan, School District, FGIC, 7.10%, 5/1/08................................      227,798
 1,000,000  Illinois Educational Facilities Authority Rev. (Illinois State University,
              Auxiliary Facilities System) MBIA, 5.75%, 4/1/14..........................................      993,210
   500,000  Merrillville, Indiana, Multi-School Building Corp., 1st Mtg. Bonds,
              MBIA, 7.50%, 7/15/09......................................................................      572,415
   350,000  New York City, New York, Industrial Development Agency, Civil Facility Rev.
              (Marymount Manhattan College Project) 7.00%, 7/1/23.......................................      363,898
            New York State Dormitory Authority Rev.
   100,000    City University System, Series A, 8.00%, 7/1/07...........................................      108,353
   500,000    City University System, Series C, 6.00%, 7/1/16...........................................      492,390
   750,000    State University Education Facilities, Series A, 7.70%, 5/15/12...........................      865,132
            Pennsylvania State Higher Educational Facilities Authority Rev.
   500,000    Hahnemann University Project, Series 1989, MBIA, 7.20%, 7/1/19............................      547,200
   150,000    Thomas Jefferson University, 8.00%, 1/1/18................................................      164,448
   250,000    Medical College of Pennsylvania, Series A, 8.375%, 3/1/11.................................      271,813
   500,000  Shenandoah Valley Pennsylvania, School District, Series B, Zero Coupon, 2/1/12..............      191,320
   480,000  Volusia County, Florida, School Board Certificates Participation
              (Florida Master Lease Program) FSA, 5.30%, 8/1/10.........................................      475,598
 1,000,000  Wisconsin State Health & Educational Facilities Rev. (Marquette University Project)
              FGIC, 6.45%, 12/1/19......................................................................    1,050,560
                                                                                                          -----------
                                                                                                            9,629,345
                                                                                                          -----------
            HEALTH CARE  9.4%
   660,000  Delaware County, Ohio, Health Care, FHA, 6.55%, 2/1/35......................................      668,006
   250,000  Illinois, Finance and Development Authority Rev., 8.50%, 2/1/15.............................      271,882
 1,500,000  Illinois Health Facilities Authority Rev. (Cent. DuPage Health--Wyndemere)
              MBIA, 5.75%, 11/1/22......................................................................    1,469,805
 1,000,000  Indiana Health Facilities Finance Authority, MBIA, 6.85%, 7/1/22............................    1,073,230
   500,000  New York State Medical Care Facilities Agency Rev. (Montefiore Medical Center) FHA,
              7.25%, 2/15/24............................................................................      539,645
 1,250,000  Harris County, Texas, Health Facilities (TECO Project), Series A, AMBAC, 7.25%, 2/15/15.....    1,348,750
 2,000,000  Massachusetts State Health & Educational Facilities Authority Rev.
              (Cape Cod Health System), Series A, CONN, 5.625%, 11/15/23................................    1,887,080
   370,000  New Hampshire Higher Educational & Health Facilities Authority Rev., First Mtg.
              (Odd Fellows Home) 9.00%, 6/1/14..........................................................      417,874
 3,675,000  South Carolina Jobs Economic Development Authority, Hospital Facilities Rev.
              (Toumey Regional Medical Center) Series A, MBIA, 5.50%, 11/1/20...........................    3,539,797
                                                                                                          -----------
                                                                                                           11,216,069
                                                                                                          -----------

MUNICIPAL BOND FUND                           STATEMENT OF NET ASSETS, CONTINUED


 Principal                                                                                                               Market
  Amount                                                                                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
             HOSPITALS  23.8%
$   500,000  Ames, Iowa, Hospital Rev. (Mary Greeley Medical Center Project) AMBAC, 5.75%, 8/15/22 .................  $    486,635
    500,000  Bexar County, Texas, Health Facilities Development Rev. (St. Lukes Lutheran Hospital Project)
               7.90%, 5/1/18 .......................................................................................       600,505
    500,000  Boston, Massachusetts, Rev. (Boston City Hospital) FHA, 7.625%, 2/15/21 ...............................       575,970
    250,000  Delaware State, Economic Development Authority Rev. (Osteopathic Hospital Association) Series A,
               6.75%, 1/1/13 .......................................................................................       237,100
    500,000  Ector County, Texas, Hospital District (Medical Center Hospital) 7.125%, 4/15/02 ......................       536,765
    250,000  Erie County, Pennsylvania, Hospital Authority Rev. (Metro Health Center) Series 1992, 7.25%, 7/1/12 ...       263,427
    250,000  Harris County, Texas, Health Facilities Development Corp. (Memorial Hospital System Project)
               7.125%, 6/1/15 ......................................................................................       270,117
             Illinois Health Facilities Authority Rev.
    105,000    Community Pooled Program, Series A, MBIA, 7.90%, 8/15/03 ............................................       108,085
     40,000    Community Pooled Program, Series A, MBIA, 7.90%, 8/15/03 ............................................        47,347
    500,000    Delnor Community Hospital, 8.00%, 5/15/19 ...........................................................       568,015
    500,000    Lutheran Health Systems, Series B, MBIA, 6.00%, 4/1/18 ..............................................       502,260
    500,000    Masonic Medical Center, Series 1989-B, 7.70%, 10/1/19 ...............................................       568,340
    250,000    Memorial Hospital, 7.25%, 5/1/24 ....................................................................       255,717
    300,000    Mercy Center For Health Care Services, 6.625%, 10/1/12 ..............................................       307,275
    500,000    Northwestern Memorial Hospital, 6.75%, 8/15/11 ......................................................       532,595
    500,000  Kent Hospital Finance Authority, Michigan (Butterworth Hospital) Series A, 7.25%, 1/15/12 .............       561,630
    100,000  Leesburg, Florida, Hospital Rev., 8.40%, 7/1/08 .......................................................       103,756
  3,000,000  Loma Linda, California, Hospital Rev. (Loma Linda University Medical Center) Series C, MBIA,
               5.375%, 12/1/22 .....................................................................................     2,793,780
    500,000  Louisiana Public Facilities Authority, Hospital Rev. (Southern Baptist Hospital Project) FSA,
               6.80%, 5/15/12 ......................................................................................       567,710
  2,250,000  Massachusetts State, Series B, 6.50%, 7/1/15 ..........................................................     2,215,417
    500,000  Michigan State, Hospital Finance Authority Rev., 7.50%, 10/1/07 .......................................       518,710
    250,000  Michigan State Hospital Finance Authority Rev. (Detroit Medical Center) Series A, 8.125%, 8/15/12 .....       278,616
             Mississippi, Hospital Equipment and Facilities, Series A
    500,000    Magnolia Hospital Project, 7.375%, 10/1/21 ..........................................................       515,645
    250,000    Wesley Health System Inc., CONN, 6.05%, 4/1/12 ......................................................       255,160
             Missouri State Health and Educational Facilities Authority Rev.
    500,000    Heartland Health Systems Project, 6.875%, 11/15/04 ..................................................       543,895
    250,000    Heartland Health Systems Project, 8.125%, 10/1/10 ...................................................       284,972
    500,000    Lake of the Ozarks Hospital, 8.00%, 2/15/11 .........................................................       538,545
    280,000  Montgomery County, Pennsylvania, IDR (Pennsburg Nursing & Rehabilitation Center) 7.625%, 7/1/18 .......       269,749
    520,000  New Hampshire Higher Education & Health, 7.50%, 6/1/05 ................................................       574,189
    250,000  Newton, Kansas, Hospital Rev. (Newton Healthcare Corp.) Series A, 7.375%, 11/15/14 ....................       261,918
    250,000  North Carolina Medical Care Community Health Care Facility Rev. (Stanley Memorial Hospital Project)
               7.80%, 10/1/19 ......................................................................................       267,728
             Northeastern Pennsylvania, Hospital Authority Rev.
    100,000    Nesbitt Memorial Hospital, Series A, 7.50%, 7/1/12 ..................................................       114,391
    500,000    Wilkes Barre General Hospital, 8.375%, 7/1/06 .......................................................       543,865
  2,400,000  Pitt County, North Carolina, Rev. (Pitt County Memorial Hospital) 5.25%, 12/1/21 ......................     2,260,344
    250,000  Rusk County, Texas, Health Facilities Corp., Hospital Rev. (Henderson Memorial Hospital Project)
               7.75%, 4/1/13 .......................................................................................       263,455

MUNICIPAL BOND FUND                           STATEMENT OF NET ASSETS, CONTINUED


 Principal                                                                                                               Market
  Amount                                                                                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
             HOSPITALS--continued
$   250,000  Scranton-Lackawanna, Pennsylvania, Health & Welfare Authority Rev. (Moses Taylor Hospital Project)
               Series B, 8.50%, 7/1/20 .............................................................................  $    273,590
             South Dakota State Health & Educational Facility Authority Rev.
    250,000    Sioux Valley Hospital, 7.625%, 11/1/13 ..............................................................       277,741
    500,000    Huron Regional Medical Center, 7.25%, 4/1/20 ........................................................       512,810
    500,000  St. Joseph County, Indiana, Hospital Authority Rev. (Memorial Hospital South Bend Project) MBIA,
               6.25%, 8/15/22 ......................................................................................       510,175
    500,000  St. Petersburg, Florida, Health Facilities Authority Rev., Allegany Health System (St. Mary Hospital)
               Series B, 7.75%, 12/1/15 ............................................................................       573,570
  3,495,000  Tampa, Florida, Rev., Allegany Health Systems, St. Mary's, MBIA, 5.125%, 12/1/23 ......................     3,180,800
    500,000  Tarrant County, Texas, Health Facilities Development Corp., Hospital Rev., Refunding & Improvement
               (Fort Worth Osteopathic Hospital) 7.00%, 5/15/28 ....................................................       522,970
    500,000  Tulsa, Oklahoma, Industrial Authority, Hospital Rev. (Tulsa Regional Medical Center) 6.20%, 6/1/17 ....       540,885
    500,000  Warren County, Pennsylvania, Hospital Authority Rev. (Warren General Hospital Project) Series A,
               6.90%, 4/1/11 .......................................................................................       510,380
  1,000,000  Weslaco, Texas, Health Facilities Development (Knapp Medical Center Project) Series-A, Connie Lee,
               5.25%, 6/1/16 .......................................................................................       936,630
  1,000,000  Wisconsin State Health & Educational Facilities Authority, Rev. (Waukesha Memorial Hospital) Series A,
               AMBAC, 5.25%, 8/15/19 ...............................................................................       918,550
                                                                                                                      ------------
                                                                                                                        28,351,729
                                                                                                                      ------------
             HOUSING  6.3%
    685,000  Austin, Texas, Housing Finance Corp., Multi-Family Housing Rev., 6.50%, 10/1/10 .......................       690,103
     70,000  East Baton Rouge, Louisiana, Mtg. Finance Authority, Single Family Mtg. Rev., Series C, GNMA,
               8.375%, 2/1/17 ......................................................................................        72,888
  1,000,000  Greater Cincinnati, Ohio, (FHA Cambridge Apartments), Series A, 6.60%, 8/1/25 .........................     1,017,500
    500,000  Lebanon County, Pennsylvania, Health Facilities (United Church of Christ Homes Project) Series A,
               6.75%, 10/1/10 ......................................................................................       507,840
  1,000,000  Lynchburg, Virginia, Redevelopment & Housing Authority Rev. (Waldon Pond III) Series A, GNMA,
               6.20%, 7/20/27 ......................................................................................     1,000,000
    250,000  Maine State Housing Authority, Mtg. Purchase Rev., Series B, FHA, 7.90%, 11/15/06 .....................       263,125
    400,000  Maricopa County, Arizona, IDR, Multi-Family Rev., Refunding (Laguna Point Apartments Project)
               6.50%, 7/1/09 .......................................................................................       415,228
    250,000  Massachusetts State, Single Family, Series 31, 6.45%, 12/1/16 .........................................       256,875
    150,000  Minneapolis, Minnesota, Health Care Facility (Ebenezer Society Project) Series A, 7.00%, 7/1/12 .......       150,000
    500,000  Ridgeland, Mississippi, Urban Renewal (The Orchard, Ltd. Project) Series A, 7.75%, 12/1/15 ............       516,850
    500,000  South Carolina State Housing Finance and Development Authority, Homeownership Mtg., Series A,
               7.625%, 7/1/16 ......................................................................................       531,250
  1,000,000  Tennessee Housing Development Agency, 6.80%, 7/1/17 ...................................................     1,045,100
             Texas Housing Agency
    485,000    Residential Development Rev., Adjustable Mtg., Series A, GNMA, 7.60%, 7/1/16 ........................       503,774
    320,000    Single Family Mtg., Refunding, Series A, 7.15%, 9/1/12 ..............................................       332,970
     90,000  Utah State Housing Finance Agency, Single Family Mtg., Series G-1, FHA, 8.10%, 7/1/16 .................        95,625
    150,000  Wisconsin Housing & Economical Development Authority Rev., Series B, 8.00%, 11/1/18 ...................       154,443
                                                                                                                      ------------
                                                                                                                         7,553,571
                                                                                                                      ------------

MUNICIPAL BOND FUND                           STATEMENT OF NET ASSETS, CONTINUED


 Principal                                                                                                               Market
  Amount                                                                                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
             LIFECARE  0.2%
$   225,000  Scottsdale, Arizona, Industrial Development, Series A, 8.25%, 6/1/15 ..................................  $    244,395
                                                                                                                      ------------
             MISCELLANEOUS  14.3%
    250,000  Berry Creek Metropolitan District, Eagle, Colorado, G.O., Refunding & Improvement, 8.25%, 12/1/11 .....       269,845
    100,000  California Special District Finance Authority, Certificates of Participation Rev., Series A,
               8.50%, 7/1/18 .......................................................................................       108,987
  2,000,000  Clark County, Nevada (Nevada Power Co. Project) IDR, AMBAC, 7.20%, 10/1/22 ............................     2,222,000
    500,000  Compton, California, Certificates of Participation, Refunding, Series B, 7.50%, 8/1/15 ................       541,035
    500,000  Cook County, Illinois, MBIA, 7.00%, 11/1/10 ...........................................................       564,860
    500,000  Detroit, Michigan, Tax Increment (Development Area No. 1) Series A, 7.60%, 7/1/10 .....................       527,880
    500,000  District of Columbia, Series A, AMBAC, 7.50%, 6/1/10 ..................................................       570,970
    500,000  Du Page County, Illinois, Alternative Rev. (Stormwater Project) 6.55%, 1/1/21 .........................       558,205
  1,000,000  El Paso County, Texas, Parking Facilities Rev., 6.50%, 8/15/11 ........................................     1,091,630
    250,000  Emmaus, Pennsylvania, General Authority, Local Government Pool Program Rev., Series A, BIG,
               8.15%, 5/15/18 ......................................................................................       269,912
  1,000,000  Hawaii State, Series -CD, 5.00%, 2/1/03 ...............................................................     1,024,970
    500,000  Highlands Ranch, Colorado, Metropolitan District No. 1, Refunding & Improvement, Series A,
               7.30%, 9/1/12 .......................................................................................       588,045
  1,500,000  Irving, Texas, Flood Control District, Section #3, AMBAC, Zero Coupon, 9/1/08 .........................       755,145
  1,200,000  Kansas City, Missouri, Redevelopment Authority Lease Rev., 5.90%, 12/1/18 .............................     1,218,300
    500,000  Milwaukee County, Wisconsin, Refunding, Series A, 5.25%, 9/1/00 .......................................       519,185
  1,000,000  New York, New York, G.O., Series B, 7.00%, 8/15/16 ....................................................     1,064,200
  1,000,000  Orange County, California, Series A, MBIA, 6.00%, 6/1/09 ..............................................     1,044,420
     50,000  Pocahontas, Iowa, IDR (International Harvester Co.) 10.25%, 10/1/00 ...................................        52,066
  2,000,000  Sullivan County, Tennessee, Industrial Development Board Rev., Mtg. (Brandy Mill I) Series A, GNMA,
               6.35%,7/20/27 .......................................................................................     2,033,300
    100,000  Tampa, Florida, Capital Improvement Project Rev., Series B, 8.375%, 10/1/18 ...........................       106,632
             Texas General Services, Community Partner Interests (Office Building and Land Acquisition Project)
    130,000    7.00%, 8/1/14 .......................................................................................       134,081
    330,000    7.00%, 8/1/24 .......................................................................................       340,372
    250,000  Utah State Building Ownership Authority Lease Rev. (Dept. of Employment Security)  7.80%, 8/15/10 .....       273,498
  1,000,000  Valdez, Alaska, Marine Term Rev., Refunding (Sohio Pipeline) 7.125%, 12/1/25 ..........................     1,112,580
                                                                                                                      ------------
                                                                                                                        16,992,118
                                                                                                                      ------------
             MUNICIPAL UTILITY DISTRICT (MUD)  0.6%
    250,000  Brazoria County, Texas, MUD No. 2, Refunding, 7.00%, 9/1/08 ...........................................       257,422
    500,000  Harris County, Texas, #322, 6.25%, 5/1/17 .............................................................       488,455
                                                                                                                      ------------
                                                                                                                           745,877
                                                                                                                      ------------
             NURSING HOMES  0.5%
    100,000  Carmel, Indiana, Retirement Rent Housing Rev., Refunding (Beverly Enterprises, Inc. Project) Series
               1992, 8.75%, 12/1/08 ................................................................................       113,000
    230,000  Louisiana Public Facilities Authority, IDR, Refunding (Beverly Enterprises, Inc.) 8.25%, 9/1/08 .......       247,781
    250,000  Massachusetts, Industrial Finance Agency, IDR, Refunding (Beverly Enterprises/Gloucester and Lexington
               Projects) Series 1992, 8.00%, 5/1/02 ................................................................       266,765
                                                                                                                      ------------
                                                                                                                           627,546
                                                                                                                      ------------

MUNICIPAL BOND FUND                           STATEMENT OF NET ASSETS, CONTINUED


 Principal                                                                                                               Market
  Amount                                                                                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
             POLLUTION CONTROL REVENUE (PCR)  5.3%
$   250,000  County of Coshocton, Ohio, Solid Waste Disposal Rev., Refunding (Stone Container Corp. Project) Series
               1992, 7.875%, 8/1/13 ................................................................................  $    262,440
  1,000,000  Farmington, New Mexico, PCR, Refunding, 7.20%, 4/1/21 .................................................     1,095,030
  1,000,000  Ohio State Water Development Authority Facilities Rev., PCR (Ohio Edison Co. Project) 5.95%, 5/15/29 ..       931,670
    570,000  Ohio State Air Quality Development Authority Rev., PCR (Cleveland Co. Project) FGIC, 8.00%, 12/1/13 ...       663,544
  1,000,000  Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Lighting) Series 1993-A, 6.10%, 1/1/16 ......     1,008,270
  1,500,000  Skowhegan, Maine, PCR, Refunding (Scott Paper Company Project) 5.90%, 11/1/13 .........................     1,486,875
    400,000  Stevens County, Washington, Public Corp., PCR (Washington Water & Power Co., Kettle Project)
               6.00%, 12/1/23 ......................................................................................       383,756
    500,000  Sweetwater County, Wyoming, PCR (Idaho Power Co.) Series C, 7.625%, 12/1/13 ...........................       524,835
                                                                                                                      ------------
                                                                                                                         6,356,420
                                                                                                                      ------------
             POOL FINANCING PROGRAM  2.7%
             Arapahoe County, Colorado, Local Public Improvement
  1,000,000    7.00%, 8/31/26 ......................................................................................     1,042,060
  4,500,000    Zero Coupon, 8/31/15 ................................................................................     1,102,230
 10,000,000    Zero Coupon, 8/31/26 ................................................................................     1,057,800
                                                                                                                      ------------
                                                                                                                         3,202,090
                                                                                                                      ------------
             RESOURCE RECOVERY REVENUE  1.6%
    440,000  Broward County, Florida, (North Project) 7.95%, 12/1/08 ...............................................       496,069
  1,000,000  Montgomery County, Pennsylvania, Industrial Development Authority, 7.50%, 1/1/12 ......................     1,067,040
    250,000  Regional Waste Systems, Inc., Maine, Solid Waste, 7.95%, 7/1/10 .......................................       272,870
                                                                                                                      ------------
                                                                                                                         1,835,979
                                                                                                                      ------------
             SALES TAX REVENUE  3.2%
    500,000  Arvada, Colorado, Refunding & Improvement, FGIC, 6.25%, 12/1/12 .......................................       525,915
    250,000  Crestwood, Illinois, Tax Increment Rev., Refunding, 7.25%, 12/1/08 ....................................       251,792
    400,000  Edgewater, Colorado, Redevelopment Authority Tax Increment Rev., Refunding (Edgewater Development
               Project) 6.75%, 12/1/08 .............................................................................       414,160
    100,000  Jefferson County, Colorado, Southeast Jefferson County Local Improvement District, 8.20%, 12/1/13             111,481
  2,000,000  Orange County, Florida, Rev., Series B, FGIC, 5.375%, 1/1/24 ..........................................     1,910,520
    500,000  Rhode Island Depositors' Economic Corp., Special Obligation, Series A, FSA, 6.625%, 8/1/19 ............       564,105
                                                                                                                      ------------
                                                                                                                         3,777,973
                                                                                                                      ------------
             TRANSPORTATION  5.0%
    500,000  Cleveland, Ohio, Parking Facilities Improvement Rev., 8.00%, 9/15/12 ..................................       530,875
    500,000  Delaware Transportation Authority Rev., 5.50%, 7/1/16 .................................................       488,495
  2,000,000  Denver, Colorado, City & County Airport Rev., Series A, MBIA, 5.70%, 11/15/25 .........................     1,957,740
  1,000,000  Des Moines, Iowa, Parking Facilities Rev., FGIC, 7.25%, 7/1/15 ........................................     1,098,550
  1,000,000  New Jersey State Turnpike Authority, Series C, 6.50%, 1/1/16 ..........................................     1,097,610
             Triborough Bridge & Tunnel Authority, New York, Rev.
    150,000    Series A, 8.00%, 1/1/18 .............................................................................       164,091
    500,000    Series R, 7.375%, 1/1/16 ............................................................................       563,410
                                                                                                                      ------------
                                                                                                                         5,900,771
                                                                                                                      ------------

MUNICIPAL BOND FUND                           STATEMENT OF NET ASSETS, CONTINUED


 Principal                                                                                                               Market
  Amount                                                                                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
             UTILITIES  18.0%
$   500,000  Brownsville, Texas, Utility System Rev., AMBAC, 6.50%, 9/1/17 .........................................  $    552,410
    500,000  Chicago, Illinois, Metropolitan Water District, G.O., 7.00%, 1/1/11 ...................................       587,210
    500,000  Chicago, Illinois, Wastewater Transmission, Rev., FGIC,  6.30%, 1/1/12 ................................       555,650
    500,000  Houston, Texas, Water System Rev., 7.25%, 12/1/07 .....................................................       540,940
             Intermountain Power Agency, Utah
    500,000    1st Crossover Series, Special Obligation, 7.875%, 7/1/14 ............................................       521,960
  1,000,000    Power Supply Rev., Series B, 7.00%, 7/1/21 ..........................................................     1,056,940
    250,000  Jefferson, Wisconsin, Sewer System, Waterworks, 7.40%, 7/1/16 .........................................       285,350
  1,000,000  Los Angeles, California, Dept. of Water & Power, Electric Plan Rev., 5.375%, 9/1/23 ...................       930,460
    930,000  Louisia, Virginia, Industrial Development Authority Hospital Facility Rev. (Virginia Electric & Power)
               AMBAC, 5.45%, 1/1/24 ................................................................................       883,779
    100,000  Massachusetts Municipal Wholesale Electric Co., Power Supply System Rev., Series A, 8.75%, 7/1/18 .....       110,344
    500,000  Massachusetts State Water Resource Authority, Series A, 7.50%, 4/1/16 .................................       568,960
    500,000  New York City Municipal Water Finance Authority, New York, Water & Sewer System Rev., Series C,
               7.75%, 6/15/20 ......................................................................................       587,370
             North Carolina Eastern Municipal Power Agency, Power System Rev.
    500,000    Series A, 4.50%, 1/1/24 .............................................................................       414,170
     50,000    8.00%, 1/1/21 .......................................................................................        54,926
    400,000    8.00%, 1/1/21, Pre-Refunded, 11/1/98 ................................................................       439,408
  1,000,000  North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.75%, 1/1/20 .....................       998,610
    250,000  North Carolina Municipal Power Agency #1, Catawba Electric Rev., 7.875%, 1/1/19 .......................       273,963
  1,000,000  Northern Minnesota Municipal Power Agency, Series A, AMBAC, 7.25%, 1/1/16 .............................     1,086,760
             Puerto Rico, Electric Power Authority Rev., Series Z
  2,650,000    5.25%, 7/1/21 .......................................................................................     2,436,569
  2,250,000    5.50%, 7/1/16 .......................................................................................     2,161,283
    775,000  Sam Rayburn, Texas, Municipal Power Agency, Refunding, Series A, 6.75%, 10/1/14 .......................       717,418
    500,000  Texas Water Resource Finance Authority Rev., AMBAC, 7.50% 8/15/13 .....................................       532,845
             Washington State Public Power Supply System Rev.
    250,000    Nuclear Project #1, Series B, FGIC, 7.125%, 7/1/16 ..................................................       286,450
    250,000    Nuclear Project #2, Series 1990-C, 7.625%, 7/1/10 ...................................................       289,050
  1,500,000    Nuclear Project #3, MBIA, 5.60%, 7/1/17 .............................................................     1,445,235
  3,000,000    Series C, FGIC, 5.375%, 7/1/15 ......................................................................     2,836,140
    250,000  Winters, Texas, Water Works & Sewer Rev., 8.50%, 8/1/17 ...............................................       311,268
                                                                                                                      ------------
                                                                                                                        21,465,468
                                                                                                                      ------------
               TOTAL MUNICIPAL BONDS (Cost $112,360,413) ...........................................................   117,899,351
                                                                                                                      ------------

 MUNICIPAL BOND FUND                         STATEMENT OF NET ASSETS, CONTINUED





Principal                                                                                                     Market
 Amount                                                                                                        Value
-----------------------------------------------------------------------------------------------------------------------
            Municipal Variable Rate Demand Notes+  2.6%
$1,000,000    Subseries A-4, 3.90%, 8/1/22..............................................................   $  1,000,000
 1,900,000    Subseries A-10, 4.00%, 8/1/16.............................................................      1,900,000
   200,000    Series 1993-A4, 3.90%, 8/1/21.............................................................        200,000
                                                                                                           ------------
              TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES (Cost $3,100,000)..............................      3,100,000
                                                                                                           ------------
            TOTAL INVESTMENTS (Cost $115,460,413) 101.6%................................................    120,999,351
            Other assets and liabilities, net (1.6)%....................................................     (1,876,431)
                                                                                                           ------------
            NET ASSETS, equivalent to $13.77 per share 100%.............................................   $119,122,920
                                                                                                           ============
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited shares authorized; 8,649,853
  shares outstanding....................................................................................   $     86,498
Capital surplus.........................................................................................    112,964,627
Undistributed net realized gain on securities...........................................................        374,277
Net unrealized appreciation of investments..............................................................      5,538,937
Undistributed net investment income.....................................................................        158,581
                                                                                                           ------------
NET ASSETS..............................................................................................   $119,122,920
                                                                                                           ============


+Interest rates are as of October 31, 1995          Insurers:
FHA--Federal Housing Administration                 AMBAC--AMBAC Indemnity Corp.
G.O.--General obligation bond                       BIG--Bond Investors Guaranty Insurance Co.
Rev.--Revenue bond                                  CONN--Connie Lee
IDR--Industrial Development Revenue Bond            FGIC--Financial Guaranty Insurance Corp.
                                                    FSA--Financial Security Assurance, Inc.
                                                    MBIA--Municipal Bond Investor's Assurance Corp.





See Notes to Financial Statements.

MUNICIPAL BOND FUND                                      FINANCIAL STATEMENTS

Statement of Operations

                                                                                               Year Ended
                                                                                            October 31, 1995
                                                                                            ----------------
Investment Income
Interest..................................................................................    $  7,405,369
                                                                                              ------------
Expenses
Advisory fees.............................................................................         678,530
Shareholder service agent's fees and expenses.............................................         219,615
Accounting services.......................................................................          90,522
Trustees' fees and expenses...............................................................          27,472
Audit fees................................................................................          16,933
Custodian fees............................................................................           5,823
Legal fees................................................................................           2,351
Reports to shareholders...................................................................          18,750
Registration and filing fees..............................................................          26,447
Miscellaneous.............................................................................           3,931
                                                                                              ------------
  Total expenses..........................................................................       1,090,374
                                                                                              ------------
  Net investment income...................................................................       6,314,995
                                                                                              ------------
Realized and Unrealized Gain on Securities
Net realized gain on securities...........................................................         401,050
Net unrealized appreciation of securities during the period...............................       6,922,298
                                                                                              ------------
  Net realized and unrealized gain on securities..........................................       7,323,348
                                                                                              ------------
  Increase in net assets resulting from operations........................................    $ 13,638,343
                                                                                              ============

-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                  Year Ended October 31
                                                                               ---------------------------
                                                                                   1995           1994
                                                                               ------------   ------------
NET ASSETS, beginning of period..............................................  $112,088,419   $ 95,903,641
                                                                               ------------   ------------
Operations
 Net investment income.......................................................     6,314,995      5,614,009
 Net realized gain on securities.............................................       401,050         14,380
 Net unrealized appreciation (depreciation) of securities during the period..     6,922,298     (9,413,118)
                                                                               ------------   ------------
  Increase (decrease) in net assets resulting from operations................    13,638,343     (3,784,729)
                                                                               ------------   ------------
Distributions to shareholders from net investment income.....................    (6,187,572)    (5,586,734)
                                                                               ------------   ------------

Net equalization credit......................................................        --             34,076
                                                                               ------------   ------------

Capital transactions
 Proceeds from shares sold...................................................    26,976,160     46,071,557
 Proceeds from shares issued for distributions reinvested....................     5,355,586      4,883,341
 Cost of shares redeemed.....................................................   (32,748,016)   (25,432,733)
                                                                               ------------   ------------
  Increase (decrease) in net assets resulting from capital transactions......      (416,270)    25,522,165
                                                                               ------------   ------------
Increase in Net Assets.......................................................     7,034,501     16,184,778
                                                                               ------------   ------------
NET ASSETS, end of period....................................................  $119,122,920   $112,088,419
                                                                               ============   ============

CAPITAL TRANSACTIONS
 Shares sold.................................................................     2,026,724      3,404,943
 Shares issued for distributions reinvested..................................       402,352        363,194
 Shares redeemed.............................................................    (2,471,996)    (1,889,648)
                                                                               ------------   ------------
  Increase (decrease) in shares outstanding..................................       (42,920)     1,878,489
                                                                               ============   ============

See Notes to Financial Statements.

MONEY MARKET FUND                                       STATEMENT OF NET ASSETS

October 31, 1995




Principal                                                                                                 Market
 Amount                                                                                                   Value
-------------------------------------------------------------------------------------------------------------------
            Repurchase Agreements*  49.6%

$9,970,000  Lehman Government Securities, 5.90%, repurchase proceeds $9,971,634.....................    $ 9,970,000
 9,965,000  SBC Capital Markets, Inc, 5.90%, repurchase proceeds $9,966,633.........................      9,965,000
 9,965,000  State Street Bank & Trust Co., 5.88%, repurchase proceeds $9,966,628....................      9,965,000
                                                                                                        -----------
            TOTAL REPURCHASE AGREEMENTS (Cost $29,900,000)..........................................     29,900,000
                                                                                                        -----------
            United States Agencies Obligations 32.3%

            Federal Home Loan Banks
 2,000,000  5.68%, 03/15/96.........................................................................      1,958,218
 2,425,000  5.69%, 03/06/96.........................................................................      2,377,521
 3,000,000  Federal Home Loan Mortgage Corp., 5.55%, 12/01/95.......................................      2,986,050
            Federal National Mortgage Association
 3,000,000  5.62%, 02/12/96.........................................................................      2,952,160
 1,280,000  5.64%, 04/11/96.........................................................................      1,248,240
 2,000,000  5.68%, 01/17/96.........................................................................      1,976,080
 3,000,000  5.70%, 12/21/95.........................................................................      2,976,455
 3,000,000  5.79%, 12/18/95.........................................................................      2,977,520
                                                                                                        -----------
            TOTAL UNITED STATES AGENCIES OBLIGATIONS (Cost $19,452,244).............................     19,452,244
                                                                                                        -----------
            Commercial Paper 18.4%

 2,800,000  Associates Corp. of North America, 5.77%, 01/09/96......................................      2,769,021
 2,800,000  General Electric Capital Corp, 5.78%, 11/14/95..........................................      2,793,793
 2,800,000  General Electric Co., 5.67%, 12/11/95...................................................      2,782,174
 2,800,000  Pitney Bowes Credit Corp., 5.78%, 11/27/95..............................................      2,788,198
                                                                                                        -----------
            TOTAL COMMERCIAL PAPER (Cost $11,133,186)...............................................     11,133,186
                                                                                                        -----------
            TOTAL INVESTMENTS (Cost $60,485,430) 100.3%.............................................     60,485,430
            Other assets and liabilities, net (0.3%)................................................       (180,531)
                                                                                                        -----------
            NET ASSETS, equivalent to $1.00 per share 100%..........................................    $60,304,899
                                                                                                        ===========
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, at par value $.01 per share; unlimited shares authorized;
 60,304,001 shares outstanding......................................................................    $   603,040
Capital surplus.....................................................................................     59,700,713
Undistributed net investment income.................................................................          1,146
                                                                                                        -----------
NET ASSETS..........................................................................................    $60,304,899
                                                                                                        ===========


*dated 10/31/95, due 11/1/95, collaterallized by U.S. Government obligations in a pool cash account.

See Notes to Financial Statements.

MONEY MARKET FUND                                          FINANCIAL STATEMENTS



Statement of Operations
                                                                                          Year Ended
                                                                                        October 31, 1995
                                                                                        ----------------
Investment Income
Interest...............................................................................    $3,316,783
                                                                                           ----------

Expenses
Advisory fees..........................................................................       281,553
Shareholder service agent's fees and expenses..........................................       520,976
Accounting services....................................................................        57,991
Trustees' fees and expenses............................................................        25,254
Audit fees.............................................................................        13,373
Custodian fees.........................................................................         7,283
Legal fees.............................................................................         2,565
Report to shareholders.................................................................        22,951
Registration and filing fees...........................................................        29,242
Miscellaneous..........................................................................         2,086
Expense reimbursement..................................................................      (400,167)
                                                                                           ----------
    Total expenses.....................................................................       563,107
                                                                                           ----------
    Net investment income..............................................................     2,753,676
                                                                                           ----------
    Increase in net assets resulting from operations...................................    $2,753,676
                                                                                           ==========


--------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                Year Ended October 31
                                                                             ---------------------------
                                                                                 1995           1994
                                                                             ------------   ------------
NET ASSETS, beginning of period............................................  $ 56,401,350   $ 59,198,092
                                                                             ------------   ------------
Operations
  Net investment income....................................................     2,753,676      1,621,523
                                                                             ------------   -------------
Distributions to shareholders from net investment income...................    (2,753,721)    (1,621,596)
                                                                             ------------   ------------
Capital transactions
  Proceeds from shares sold................................................    63,147,486     59,396,624
  Proceeds from shares issued for distributions reinvested.................     2,705,499      1,600,922
  Cost of shares redeemed..................................................   (61,949,391)   (63,794,215)
                                                                             ------------   ------------
    Increase (decrease) in net assets resulting from capital transactions..     3,903,594     (2,796,669)
                                                                             ------------   ------------
Increase (decrease) in Net Assets..........................................     3,903,549     (2,796,742)
                                                                             ------------   ------------
NET ASSETS, end of period..................................................  $ 60,304,899   $ 56,401,350
                                                                             ============   ============
CAPITAL TRANSACTIONS
  Shares sold..............................................................    63,147,478     59,396,624
  Shares issued for distributions reinvested...............................     2,705,499      1,600,922
  Shares redeemed..........................................................   (61,949,391)   (63,794,215)
                                                                             ------------   ------------
    Increase (decrease) in shares outstanding..............................     3,903,586     (2,796,669)
                                                                             ============   ============


See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS


Note 1--Significant Accounting Policies

Common Sense Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which offers shares in ten separate portfolios, five of which are described in this report: Growth Fund ("Growth"), Growth and Income Fund ("Growth and Income"), Government Fund ("Government"), Municipal Bond Fund ("Municipal Bond") and Money Market Fund ("Money Market"). Each Fund is accounted for as a separate entity. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Investment Valuations

   Securities listed or traded on a national securities exchange are valued at the last sales price. Unlisted securities and listed securities for which the last sales price is not available are valued at the most recent bid price. U.S. Government securities are valued at the last reported bid price. Municipal bonds are valued at the last quoted bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers and an independent pricing service. Variable rate securities are valued at par; periodic rate changes reflect current market conditions. Securities for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.

   Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time, until maturity, such investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.

   Municipal Bond investments include lower rated debt securities which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. At the end of the period, debt securities rated below investment grade and comparable unrated securities represented approximately 6% of Municipal Bond's investment portfolio. Issuers of certain securities owned by Municipal Bond have obtained insurance guaranteeing their timely payment of principal at maturity and interest. The insurance reduces financial risk but not market risk of the securities.

B. Futures Contracts and Forward Commitments

   General--Transactions in futures contracts and forward commitments are utilized in strategies to manage the market risk of the Trust's Investments. The purchase of a futures contract or forward commitment increases the impact on net asset value of changes in the market price of investments. Forward commitments have a risk of loss due to nonperformance of counterparties. There is also a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Activity contains additional information.

   Futures Contracts--Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Trust's agent in acquiring the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the broker. Upon the closing or cash settlement of a contract, gains and losses are realized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.

   Forward Commitments--The Trust trades certain securities under the terms of forward commitments, whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transactions between the Trust and dealers. Upon executing a forward commitment and during the period of obligation, the Trust maintains collateral of cash or securities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Trust is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase commitments, which security settlement is not intended by the Trust and all forward sales commitments, changes in the value of the commitment are recognized by marking the commitment to market on a daily basis. During the commitment, the Trust may either resell or repurchase the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, the Trust may occasionally close such forward commitments prior to delivery. Gains and losses are realized upon the ultimate closing or cash settlement of forward commitments.

C. Repurchase Agreements

   A repurchase agreement is a short-term investment in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

D. Federal Income Taxes

   No provision for federal income taxes is required because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all taxable net investment income and taxable net realized capital gains to its shareholders. It is anticipated that no distributions of capital gains will be made until tax basis capital loss carryforwards, if any, expire or are offset by net realized capital gains.

   The net realized capital loss carryforward at October 31, 1995 for Government was approximately $31.3 million, which will expire in 2002. Money Market had a capital loss carryforward of approximately $4,100, which will expire in 2002 and 2003. The net realized capital loss carryforwards may be utilized to offset future capital gains until expiration.

E. Investment Transactions and Related Investment Income

   Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

F. Dividends and Distributions

   The Trust, excluding Money Market, declares annual distributions from long-term gains. Dividends from net investment income are declared daily for Government, Municipal Bond and Money Market, quarterly for Growth and Income and annually for Growth. Dividends and distributions to shareholders are recorded on the record date.

   The Trust distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may differ from generally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

   Municipal Bond intends to continue to invest principally in tax-exempt obligations sufficient in amount to qualify it to pay "exempt-interest dividends" as defined in the Internal Revenue Code. However, a portion of such dividends may represent tax preference items subject to alternative minimum tax.

G. Equalization

   At October 31, 1994, the Municipal Bond discontinued the accounting practice of equalization, which it had used since its inception. Equalization is a practice whereby a portion of the proceeds from sales and the costs of redemptions of Trust shares, equivalent on a per-share basis to the amount of the undistributed net investment income, is charged or credited to undistributed net investment income.

H. Debt Discount or Premium

   For financial reporting purposes, debt discounts or premiums are accounted for on the same basis as is used for federal income tax reporting. Accordingly, original issue discounts on long-term debt securities purchased are amortized over the life of the security. For Money Market and Municipal Bond, all premiums are amortized. Market discounts and premiums are recognized at the time of sale as realized gains and realized losses, respectively, for book purposes, and ordinary income and ordinary loss, respectively, for tax purposes.

Note 2--Advisory Fees and Other Transactions with Affiliates
The Adviser serves as investment manager of the Trust. Advisory fees to Adviser are paid monthly, based on the average daily net assets of each fund at an annual rate as indicated by the following graduated fee schedules.

       Growth Fund &
     Growth and Income                 Government                    Municipal Bond                   Money Market
---------------------------      -------------------------      --------------------------      --------------------------
  Average Daily      Annual      Average Daily      Annual       Average Daily      Annual       Average Daily      Annual
  Net Assets          Rate        Net Assets         Rate         Net Assets         Rate         Net Assets         Rate
----------------     ------      ----------------   ------      ----------------    ------      ----------------    ------
First $1 billion      .65%       First $1 billion    .60%       First $1 billion     .60%       First $2 billion     .50%
Next $1 billion       .60%       Next $1 billion     .55%       Next $1 billion      .55%       Next $2 billion      .475%
Next $1 billion       .55%       Next $1 billion     .50%       Next $1 billion      .50%       Over $4 billion      .45%
Next $1 billion       .50%       Next $1 billion     .45%       Over $3 billion      .45%
Over $4 billion       .45%       Next $1 billion     .40%
                                 Over $5 billion     .35%

The Adviser has voluntarily elected to reimburse Money Market for any ordinary business expenses in excess of 1.00% of its average daily net assets. The Adviser may modify or terminate this election at any time without prior notice. During the period, the Adviser reimbursed $400,167 of Money Market's expenses.

Accounting services include the salaries and overhead expenses of the Trust's Treasurer and the personnel operating under his direction. Charges are allocated among investment companies advised by the Adviser. These charges include the employee costs attributable to the Trust's accounting officers. A portion of the accounting services expense was paid to the Adviser in reimbursement of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.

PFS Distributors, a wholly owned subsidiary of Travelers Group, Inc., serves as Distributor of the Trust's shares. The Distributor has an exclusive selling agreement with PFS Investments Inc. to sell shares of the Trust. During the period, the Trust paid brokerage commissions of $406,044 to companies which are deemed affiliates of the Distributor's parent because it owns more than 5% of the companies' outstanding voting securities. Certain officers and trustees of the Trust are officers and trustees of the Adviser or its affiliates.

Amounts paid by the Trust to affiliates during the period were as follows:

                                                                Growth                Municipal  Money
                                                    Growth    and Income  Government    Bond     Market
                                                  ----------  ----------  ----------  ---------  ------
Accounting services.............................  $   38,471    $ 16,553    $ 10,679   $  7,656  $6,854
Sales of Trust shares, Distributor commissions..   3,711,115     929,500     378,331    118,219      --


At the end of the period, Growth owned approximately 51% of the Van Kampen American Capital Small Capitalization Fund, ("Small Cap"), an investment company managed by the Adviser. Small Cap comprised approximately 3.9% of Growth's total net assets. Small Cap's portfolio consisted of the following securities.


 Number                                                 Market
 of Shares                                              Value
-----------------------------------------------------------------

             Common Stock

             CONSUMER DISTRIBUTION

     22,000  Big B, Inc.............................  $   316,250
     22,000  Books-A-Million, Inc...................      280,500
     11,000  Cardinal Health, Inc...................      577,500
      3,000  Carson Pirie Scott & Co................       50,625
      4,000  CDW Computer Centers, Inc..............      195,000
     21,000  Circuit City Stores, Inc...............      698,250
     42,000  Claire's Stores, Inc...................      834,750
     12,000  CompUSA, Inc...........................      481,500
     14,000  Consolidated Stores Corp...............      327,250
      1,000  Dole Food, Inc.........................       38,000
      9,800  Eckerd Corp............................      390,775
     52,000  Fingerhut Companies, Inc...............      695,500
     46,000  General Nutrition Companies, Inc.......    1,115,500
      1,000  Great Atlantic & Pacific...............       20,375
     29,000  Gymboree Corp..........................      659,750
     11,000  Health Management, Inc.................      126,500
      2,000  Hills Stores Co........................       15,250
     10,000  Lear Seating Corp......................      290,000
     14,000  MacFrugals Bargains Closeouts..........      164,500
      9,000  Medicine Shoppe International, Inc.....      389,250
      6,000  Mens Wearhouse, Inc....................      235,500
     15,000  Micro Wharehouse, Inc..................      678,750
     38,000  OfficeMax, Inc.........................      940,500
     83,900  Pier 1 Imports. Inc....................      818,025
      5,000  Proffitts, Inc.........................      118,750
      6,000  Rexel, Inc.............................       69,000
      3,000  Richfood Holdings, Inc.................       74,625
      7,000  Ross Stores, Inc.......................      110,250
     25,000  Staples, Inc...........................      668,750
     42,800  Stop & Shop Companies, Inc.............      877,400
     40,000  Sunglass Hut International, Inc........    1,090,000
      4,000  Tiffany & Co...........................      174,500
     25,000  Viking Office Products, Inc............    1,109,375
     43,000  Waban, Inc.............................      661,125
      6,000  Whole Foods Market, Inc................       72,750
      3,000  Younkers, Inc..........................       66,375
     32,000  Zale Corp..............................      472,000
                                                      -----------
                                                       15,904,700
                                                      -----------
             CONSUMER DURABLES

      3,000  Borg Warner Automotive, Inc............       86,625
     50,000  Breed Technologies, Inc................      925,000
     47,000  Brunswick Corp.........................      922,375
     21,000  Champion Enterprises, Inc..............      546,000
     35,000  Clayton Homes, Inc.....................      936,250
     23,000  Cobra Golf, Inc........................      621,000
      4,000  Department 56, Inc.....................      182,500
     24,000  Echlin, Inc............................      864,000
      5,000  Fleetwood Enterprises, Inc.............      103,125
     14,000  Gencorp, Inc...........................      148,750
      8,400  Harman International Industries, Inc...      389,550
     46,000  Leggett & Platt, Inc...................    1,115,500
      7,000  Lennar Corp............................      161,875
     14,000  Outboard Marine Corp...................      297,500
      7,000  Smith (A. O.) Corp.....................      146,125
      6,000  Snap-On Tools, Inc.....................      254,250
     22,000  Toro Co................................      632,500
                                                      -----------
                                                        8,332,925
                                                      -----------

             CONSUMER NON-DURABLES

      1,000  Alberto Culver Co., Class B............       31,625
     34,000  American Greetings Corp., Class A......    1,079,500
     29,000  Barefoot, Inc..........................      337,125
      7,000  Fieldcrest Cannon, Inc.................      134,750
      9,000  Fossil, Inc............................       96,750
      2,000  Hormel (G. A.) & Co....................       46,000
     13,000  IBP, Inc...............................      781,625
     41,000  Liz Claiborne, Inc.....................    1,158,250
     23,000  Nautica Enterprises, Inc...............      787,750
     10,000  Nu-Kote Holdings, Inc., Class A........      198,750
     11,000  Phillips-Van Heusen Corp...............      111,375
      3,000  Scotts Co., Class A....................       60,000
      9,000  Smithfield Foods, Inc..................      236,250
     15,000  Springs Industries, Inc................      643,125
      8,000  St. John Knits, Inc....................      382,000
     21,000  Starbucks Corp.........................      834,750
     56,000  Topps, Inc.............................      343,000
      1,000  Unifi, Inc.............................       22,750
      9,000  Universal Foods Corp...................      309,375
     18,000  Westpoint Stevens, Inc.................      382,500
     25,000  Whitman Corp...........................      534,375
     18,000  Wolverine World Wide, Inc..............      549,000
                                                      -----------
                                                        9,060,625
                                                      -----------
             CONSUMER SERVICES

      4,000  Advo, Inc..............................      102,500
     10,000  Banta Corp.............................      427,500
     12,000  Belo (A. H.) Corp......................      414,000
     14,000  Boston Chicken, Inc....................      476,000
     26,000  Bowne & Co., Inc.......................      481,000
     11,000  Boyd Gaming Corp.......................      148,500
      1,000  Casino America, Inc....................        7,000
     19,000  Equifax, Inc...........................      722,000
      9,000  HFS, Inc...............................      559,125
     30,000  Kelly Services, Inc....................      765,000
     25,000  King World Productions, Inc............      865,625
     21,000  Lone Star Steakhouse Saloon, Inc.......      813,750
      9,000  Media General, Inc., Class A...........      250,875
     21,000  Mirage Resorts, Inc....................      695,625
     19,000  New York Times Co., Class A............      529,625
     27,760  Ogden Corp.............................      635,010
     16,000  Olsten Corp............................      612,000
     17,000  Omnicom Group..........................    1,088,000
     26,000  Outback Steakhouse, Inc................      809,250
      3,000  Papa John's International, Inc.........      116,625
     13,200  PHH Corp...............................      580,800
     31,500  Players International, Inc.............      342,563
      1,000  Pulitzer Publishing Co.................       45,375
     19,000  Regal Cinemas, Inc.....................      741,000
     17,000  Reynolds & Reynolds Co.................      603,500
     23,000  Rio Hotel & Casino, Inc................      293,250


Number                                                   Market
of Shares                                                Value
-----------------------------------------------------------------

  28,000  Robert Half International, Inc............  $ 1,029,000
  26,000  Sbarro, Inc...............................      549,250
  12,500  Scientific Games Holdings Corp............      415,625
   6,000  Sonic Corp................................      132,000
  13,500  Spelling Entertainment Group, Inc.........      173,813
  24,000  Wendys International, Inc.................      480,000
  32,000  Westcott Communications, Inc..............      444,000
                                                      -----------
                                                       16,349,186
                                                      -----------

          ENERGY

  17,000  BJ Services Co............................      401,625
  13,000  Brooklyn United Gas Co....................      326,625
  24,100  Eastern Enterprises.......................      716,975
  38,000  El Paso Natural Gas Co....................    1,026,000
  25,000  KCS Energy, Inc...........................      246,875
  12,000  K.N. Energy, Inc..........................      307,500
  25,000  Mesa, Inc.................................      106,250
  91,000  Nabors Industries, Inc....................      784,875
  14,000  NACCO Industries, Inc., Class A...........      805,000
   2,500  National Fuel Gas Co......................       75,000
  24,000  NICOR, Inc................................      648,000
  15,000  Nuevo Energy Co...........................      333,750
  16,000  Offshore Logistics, Inc...................      198,000
  14,400  ONEOK, Inc................................      356,400
  28,000  Pacific Enterprises.......................      693,000
  48,000  Smith International, Inc..................      768,000
   1,000  Tidewater, Inc............................       26,375
  25,000  Union Texas Petroleum Holdings, Inc.......      459,375
  12,000  United Meridian Corp......................      202,500
  24,000  Valero Energy Corp........................      567,000
  30,000  Varco International, Inc..................      277,500
   6,000  Washington Gas & Light Co.................      115,500
     500  Weatherford Enterra, Inc..................       12,250
   3,000  Western Atlas, Inc........................      133,500
  12,400  WICOR, Inc................................      370,450
     188  Williams Companies........................        7,285
                                                      -----------
                                                        9,965,610
                                                      -----------

          FINANCE

  12,000  Advanta Corp., Class A....................      468,000
  25,000  Ahmanson (H. F.) & Co.....................      634,375
  15,000  AMBAC, Inc................................      643,125
  34,000  American Financial Group, Inc.............      956,250
  25,000  American Re Corp..........................      956,250
  29,000  Bankers Life Holding Corp.................      525,625
  33,000  Bear Stearns Companies, Inc...............      660,000
  24,000  California Federal Bank...................      357,000
   4,000  CCB Financial Corp........................      196,000
  26,000  Charter One Financial, Inc................      737,750
  58,000  City National Corp........................      783,000
  10,000  CMAC Investment Corp......................      475,000
  23,000  Commercial Federal Corp...................      750,375
   1,500  Countrywide Credit Industries, Inc........       33,188
  23,000  Crestar Financial Corp....................    1,319,625
  41,000  Edwards (A.G.), Inc.......................    1,040,375
  22,000  Finova Group, Inc.........................    1,001,000
   7,000  First American Corp.......................      306,250
  10,000  First Financial Corp......................      210,000
  18,000  First Tennessee National Corp.............      972,000
  13,000  First USA, Inc............................      606,125
  20,300  Fremont General Corp......................      596,313
  19,000  GATX Corp.................................      909,625
  49,000  Mercury Financial Co......................      943,250
   7,300  MGIC Investment Corp......................      415,188
   9,000  North American Mtg., Co...................      185,625
  21,000  North Fork Bancorporation.................      459,375
  22,000  Northern Trust Corp.......................    1,050,500
  12,880  Norwest Corp..............................      388,010
   2,000  Ohio Casualty Corp........................       71,500
  10,000  Penncorp Financial Group, Inc.............      238,750
  32,000  Peoples Heritage Financial................      620,000
  25,000  Protective Life Corp......................      712,500
  18,000  Regions Financial Corp....................      720,000
 109,000  Reliance Group Holding....................      803,875
  17,000  Reliastar Financial Corp..................      716,125
   3,000  Roosevelt Financial Group, Inc............       48,375
  38,000  Southtrust Corp...........................      959,500
   5,000  Sovereign Bancorp, Inc....................       50,000
  19,300  Star Banc Corp............................    1,061,500
  16,000  TCF Financial Corp........................      936,000
   6,000  TIG Holdings, Inc.........................      151,500
   6,000  Transatlantic Holdings, Inc...............      405,750
  28,000  Union Planters Corp.......................      854,000
   5,000  Vesta Insurance Group, Inc................      203,125
  38,000  Washington Mutual, Inc....................      980,875
  15,000  Webb Del Corp.............................      313,125
   9,000  Zions Bancorporation......................      623,250
                                                      -----------
                                                       29,048,949
                                                      -----------
          HEALTH CARE

  25,000  Amsco International, Inc..................      409,375
  24,000  Bausch & Lomb, Inc........................      840,000
   5,000  Bio Rad Labs, Inc.,  Class A..............      190,625
  19,000  CNS, Inc..................................      199,500
  11,000  Community Health Systems, Inc.............      349,250
  52,000  Cor Therapeutics, Inc.....................      533,000
   1,000  Cordis Corp...............................      110,625
   4,000  Dentsply International, Inc...............      138,000
  29,000  Foundation Health Corp....................    1,236,125
   2,000  HBO & Co..................................      143,250
  20,000  Healthcare Compare Corp...................      770,000
   8,000  Healthsouth Rehabilitation................      211,000
  39,000  Horizon/CMS Healthcare....................      784,875
  37,073  ICN Pharmaceuticals, Inc..................      759,997
  24,000  Integrated Health Services, Inc...........      519,000
  29,000  Lincare Holdings, Inc.....................      725,000
   3,000  Manor Care, Inc...........................       98,625
   1,000  Maxicare Health Plans.....................       17,625
  32,000  Medisense, Inc............................      716,000
  47,500  Mylan Labs, Inc...........................      890,625
  16,000  Nellcor Puritan Bennett, Inc..............      924,000
   8,000  North American Biological.................       65,000
   2,000  Orthofix International,  NV...............       19,500
  16,000  Oxford Health Plans, Inc..................    1,260,000
   6,000  Pacific Physician Services................       94,500
   3,000  Quintiles Transnational Corp..............      192,750
  17,000  Renal Treatment Centers, Inc..............      612,000
   6,000  Rexall Sundown, Inc.......................       90,000
   3,000  Target Therapeutics, Inc..................      229,500
  18,000  Thermo Cardiosystems, Inc.................      877,500
   2,000  United American Healthcare Corp...........       22,250
  12,000  Universal Health Services, Inc., Class B..      448,500
  20,000  Vivra, Inc................................      660,000
  25,320  Watsons Pharmaceuticals, Inc..............    1,145,730
                                                      -----------
                                                       16,283,727
                                                      -----------


 Number                                                   Market
 of Shares                                                Value
------------------------------------------------------------------

             PRODUCER MANUFACTURING

     16,000  Agco Corp.                                $   754,000
      3,000  Alliant Techsystems, Inc.                     139,500
      5,000  Ametek, Inc.                                   88,750
     14,600  Aptar Group, Inc.                             501,875
      7,000  Blount, Inc., Class A                         305,375
     21,000  Briggs & Stratton Corp.                       847,875
      6,000  Cognex Corp.                                  363,000
     22,000  Cummins Engine Co., Inc.                      792,000
     26,000  Danaher Corp.                                 812,500
     22,000  Detroit Diesel Corp.                          396,000
     11,000  Duracraft Corp.                               239,250
      6,000  Granite Construction, Inc.                    171,750
     18,500  IDEX Corp.                                    698,375
      7,000  INDRESCO, Inc.                                120,750
      1,000  Johnson Controls, Inc.                         58,500
     20,000  Juno Lighting, Inc.                           292,500
      2,000  Kent Electrics Corp.                           97,750
     16,000  Kulicke & Sofa Industries, Inc.               560,000
     24,000  Mueller Industries, Inc.                      561,000
      4,000  National Service Industries, Inc.             119,500
      9,000  Navistar International Corp.                   93,375
     19,000  PACCAR, Inc.                                  798,000
     30,000  Southdown, Inc.                               495,000
     90,000  Sterling Chemicals, Inc.                      731,250
     11,000  Teledyne, Inc.                                275,000
     28,300  Thermo Instrument Systems, Inc.               856,075
     26,000  Timken Co.                                  1,036,750
      8,000  United Waste Systems, Inc.                    316,000
     31,000  Varity Corp.                                1,108,250
      6,000  Watts Industries, Inc., Class A               123,750
     32,000  Wellman, Inc.                                 752,000
      9,000  Wolverine Tube, Inc.                          319,500
                                                       -----------
                                                        14,825,200
                                                       -----------

             RAW MATERIALS/PROCESSING INDUSTRIES

     17,000  Cleveland Cliffs, Inc.                        641,750
     16,000  Cyprus Amax Minerals                          428,000
      4,000  Cytec Industries, Inc.                        218,000
      6,000  First Mississippi Corp.                       123,750
     14,000  Geon Co.                                      346,500
     24,000  Georgia Gulf Corp.                            801,000
     15,000  Goodrich (B. F.) Co.                          990,000
     46,000  Handy & Harman                                644,000
      8,000  Inland Steel Industries, Inc.                 186,000
      2,000  International Specialty Products, Inc.         17,500
     62,000  Jefferson Smurfit Corp.                       759,500
     40,000  J&L Specialty Steel, Inc.                     660,000
     44,000  Longview Fibre Co.                            643,500
     15,000  Lubrizol Corp.                                435,000
     41,000  Lyondell Petrochemical Co.                    881,500
     46,000  Magma Copper Co., Class B                     770,500
      6,000  Medusa Corp.                                  149,250
      3,000  NCH Corp.                                     163,125
     14,000  Olin Corp.                                    904,750
     51,000  Owens-Illinois, Inc.                          643,875
     12,000  Potlatch Corp.                                505,500
      3,000  Quanex Corp.                                   58,875
     11,000  Rayonier, Inc.                                418,000
     69,000  Rexene Corp.                                  621,000
     20,000  Sealed Air Corp.                              522,500
      5,000  Sigma-Aldrich Corp.                           240,000
     33,000  Sonoco Products Co.                           833,250
     43,000  Stone Container Corp.                         736,375
     46,000  Terra Industries, Inc.                        580,750
      1,000  Texas Industries, Inc.                         52,875
     23,000  USG Corp.                                     669,875
     15,000  Vigoro Corp.                                  652,500
      5,000  Vulcan Materals Co.                           277,500
     43,500  Worthington Industries, Inc.                  744,938
                                                       -----------
                                                        17,321,438
                                                       -----------
             TECHNOLOGY

      6,000  Adaptec, Inc.                                 264,000
     20,000  Alantec Corp.                                 710,000
      4,000  Altera Corp.                                  244,000
     15,000  America Online, Inc.                        1,215,000
      3,000  Analysts International Corp.                   90,000
     28,000  Aspect Telecommunications Corp.               973,000
     19,000  Atmel Corp.                                   594,936
      1,000  Auspex Systems, Inc.                           14,812
     27,000  Autodesk, Inc.                                911,250
     21,400  Avnet, Inc.                                 1,080,700
     10,000  BMC Industries, Inc.                          386,250
     18,000  BMC Software, Inc.                            641,250
     56,000  Borland International, Inc.                   777,000
     36,000  Cadence Design Systems, Inc.                1,174,500
     19,000  Cascade Communications                      1,344,250
     21,000  Cidco, Inc.                                   588,000
      2,000  Computer Network Technology                    13,125
     60,000  Conner Peripherals, Inc.                    1,095,000
     22,000  Credence Systems Corp.                        825,000
      1,000  Dallas Semiconductor Co.                       21,250
     13,000  Dovatron International, Inc.                  399,750
     22,000  Dynatech Corp.                                335,500
     12,000  Electroglas, Inc.                             867,000
     13,000  Electronics For Imaging, Inc.               1,082,250
      4,000  FTP Software, Inc.                            108,188
     34,000  Gateway 2000, Inc.                          1,160,250
      9,000  Harris Corp.                                  525,375
     23,000  In Focus Systems, Inc.                        730,250
     44,000  Integrated Device Technology, Inc.            844,250
     22,000  International Rectifier Corp.               1,009,250
     37,000  Intervoice, Inc.                              689,125
     24,000  KLA Instruments Corp.                       1,050,000
      3,000  Komag, Inc.                                   172,875
     13,000  Lam Research Corp.                            809,250
      3,000  Littelfuse, Inc.                               98,625
     17,000  McAfee Associates, Inc.                       998,750
     10,000  Microchip Technology, Inc.                    397,500
     26,000  Netmanage, Inc.                               542,750
     14,000  Network Equipment Technologies                465,500
     22,000  Network General Corp.                         907,500
     12,500  Novellus Systems, Inc.                        857,812
      8,000  Peoplesoft, Inc.                              688,000
      4,500  Pioneer Standard Electronics, Inc.             62,438
      9,000  Policy Management Systems Corp.               426,375
      5,000  Quantum Corp.                                  86,250
     23,000  Read-Rite Corp.                               819,375
      4,000  Recoton Corp.                                  89,000
     38,000  S3, Inc.                                      650,750
     14,000  Seagate Technology                            638,750
     30,000  Sequent Computer Systems, Inc.                525,000
     25,000  Solectron Corp.                             1,018,750
      9,000  Sterling Software, Inc.                       416,250
     19,000  Symbol Technologies, Inc.                     665,000


 Number                                                   Market
 of Shares                                                Value
------------------------------------------------------------------
   20,000  Teradyne, Inc.............................  $    670,000
   12,000  3Com Corp.................................       582,000
   11,474  U.S. Robotics Corp........................     1,067,080
   19,000  Unitrode Corp.............................       513,000
    8,500  Varian Associates, Inc....................       437,750
   27,000  Vishay Intertechnology, Inc...............       972,000
   19,000  Wyle Electronics, Inc.....................       814,625
   21,000  Xilinx, Inc...............................     1,000,125
                                                       ------------
                                                         39,157,591
                                                       ------------
           TRANSPORTATION

   49,000  Arkansas Best Corp........................       453,250
   32,000  Comair Holdings, Inc......................       896,000
   10,800  Consolidated Freightways, Inc.............       252,450
    1,000  Continental Airlines, Inc., Class B.......        35,625
   24,000  Fritz Companies, Inc......................       846,000
   26,000  Illinois Central Corp.....................     1,001,000
   22,000  MS Carriers, Inc..........................       341,000
   12,000  Northwest Airlines, Inc., Class A.........       486,000
   19,000  Pittston Company Services Group...........       520,125
    6,000  Stolt Nielsen, S.A........................       182,250
   11,000  TNT Freightways Corp......................       203,500
                                                       ------------
                                                          5,217,200
                                                       ------------
           UTILITIES

   29,000  AES Corp..................................       572,750
   26,000  AT&T Corp.................................     1,040,000
   34,100  Boston Edison Co..........................       937,750
    4,500  C-Tec Corp................................        94,500
   12,000  California Energy, Inc....................       216,000
   27,000  Centerior Energy Corp.....................       273,375
    4,300  Central Hudson Gas & Electric Corp........       131,688
    1,000  Colorado Public Service Co................        34,000
   10,000  Commnet Cellular, Inc.....................       252,500
   38,000  Delmarva Power & Light Co.................       845,500
   17,000  DQE, Inc..................................       469,625
    8,000  Eastern Utilities Association.............       187,000
    4,251  Firstmiss Gold, Inc.......................        77,049
   42,000  Frontier Corp.............................     1,139,250
   36,000  Illinova Corp.............................     1,026,000
   41,000  Long Island Lighting Co...................       707,250
   33,000  New Mexico Public Service Co..............       556,875
   24,000  NIPSCO Industries, Inc....................       879,000
    9,500  Oklahoma Gas & Electric Co................       380,000
    3,000  Orange & Rockland Utilities...............       105,375
   27,000  Pinnacle West Capital Corp................       742,500
   32,000  Portland General Corp.....................       872,000
   14,200  Southern New England Telecommunications...       514,750
   23,000  U.S. Cellular Corp........................       790,625
    1,000  U.S. Long Distance Corp...................        13,000
                                                       ------------
                                                         12,858,362
                                                       ------------

             TOTAL COMMON STOCK......................   194,325,513
                                                       ------------

           Convertible Preferred Stock

    1,600  FHP International, $1.25, Series A........        38,000
                                                       ------------

Principal
  Amount
  (000)    Repurchase Agreement
---------
  $ 5,805  Lehman Government Securities, Inc.,
             5.75%, 11/01/95                              5,805,000
                                                       ------------

           TOTAL INVESTMENTS.........................   200,168,513
           Other assets and liabilities, net.........       176,308
                                                       ------------

           NET ASSETS................................  $200,344,821
                                                       ============

Note 3--Investment Activity

During the period, the cost of purchases and proceeds from sales and maturities of investments, excluding short-term investments, forward commitments and variable rate demand notes were:

                                                                     Growth                    Municipal
                                                      Growth       and Income    Government      Bond
                                                  --------------  ------------  ------------  -----------
   Purchases....................................  $5,043,956,174  $839,567,650  $711,194,232  $59,686,173
   Sales........................................   5,091,891,937   860,305,407   802,093,408   53,754,489

Money Market held only short-term investments.

The following table presents the identified cost of investments at the end of the period for federal income tax purposes with the associated net unrealized appreciation.

                                                        Growth                         Municipal
                                       Growth         and Income      Government         Bond
                                   --------------    ------------    ------------    ------------
Identified cost..................  $2,349,280,952    $705,387,413    $374,263,301    $115,460,414
                                   ==============    ============    ============    ============
Gross unrealized appreciation....  $  292,498,875    $129,326,111    $  8,463,025    $  5,934,935
Gross unrealized depreciation....     (30,865,282)    (13,070,508)       (965,595)       (395,998)
                                   --------------    ------------    ------------    ------------
Net unrealized appreciation......  $  261,633,593    $116,255,603    $  7,497,430    $  5,538,937
                                   ==============    ============    ============    ============

At the end of the period, the Trust held the following long futures contracts:

                                                                                     Unrealized
                                                         Number of      Market       Appreciation
         Fund                    Description             Contracts      Value       (Depreciation)
   -----------------   -------------------------------   ---------   -----------    --------------
   Growth              Standard & Poor's 500 Index
                         (expiring Dec. 95)                  340     $99,254,500       $ 39,318
                                                                     ===========       ========

   Growth and Income   Standard & Poor's 500 Index
                         (expiring Dec. 95)                  110     $32,111,750       $444,125
                                                                     ===========       ========

   Government          U.S. Treasury Bond
                         (expiring Dec. 95)                  190     $22,241,875       $405,422
                       U.S. Treasury Notes, five years
                         (expiring Dec. 95)                   80       8,666,250        136,493
                       U.S. Treasury Notes, ten years
                         (expiring Dec. 95)                   80       8,922,500        201,494
                       U.S. Treasury Bond
                         (expiring Mar. 96)                   90      10,504,688          4,181
                       U.S. Treasury Notes, ten years
                         (expiring Mar. 96)                   50       5,578,125         10,308
                                                                     -----------       --------
                                                                     $55,913,438       $757,898
                                                                     ===========       ========

At the end of the period, Government held the following forward commitments for which delivery was not intended:

                                                                                         Unrealized
            Principal                                                    Market         Appreciation
             Amount                        Security                       Value        (Depreciation)
           -----------     ----------------------------------------   -------------    --------------
                           Federal National Mortgage Association
           $10,000,000       8.00%, settling 11/95 (sale)             $(10,243,800)       $ (6,300)
                           Government National Mortgage Association
            10,000,000       7.00%, settling 11/95 (sale)               (9,931,300)            (50)
            10,000,000       7.00%, settling 12/95 (purchase)            9,918,800          79,737
             6,000,000       7.00%, settling 1/96 (purchase)             5,943,780          26,280
            20,000,000       7.50%, settling 11/95 (purchase)           20,262,600         414,944
             5,000,000       8.50%, settling 11/95 (sale)               (5,204,700)        (54,700)
                                                                      ------------        --------
                             (Net obligation $10,285,469)             $ 10,745,380        $459,911
                                                                      ============        ========


Note 4--Trustee Compensation
Trustees who are not affiliated with the Adviser are compensated by the Trust at the annual rate of $19,240 plus a fee of $1,285 per day for the Board meetings attended.

                                                          Growth
                                                            and                Municipal   Money
                                                 Growth   Income   Government    Bond      Market
                                                --------  -------  ----------  ---------  -------
   Trustees' fees for the period............    $150,855  $60,707   $43,787     $24,604   $22,723
                                                ========  =======   =======     =======   =======

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                                                   Year Ended October 31
                                                               -------------------------------------------------------------
                                                                  1995        1994         1993         1992         1991
                                                               ---------   ----------   ----------   ----------   ----------
Growth Fund
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......................   $  15.31    $  16.26     $  16.02     $  15.47     $  11.26
                                                               ---------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Investment income ..........................................        .32         .29          .281         .30          .36
Expenses ...................................................       (.16)       (.16)        (.165)       (.17)        (.17)
                                                               ---------   ----------   ----------   ----------   ----------
Net investment income ......................................        .16         .13          .116         .13          .19
Net realized and unrealized gain or losses on securities ...       3.18         .2075       2.0065       1.3925       4.2425
                                                               ---------   ----------   ----------   ----------   ----------
Total from investment operations ...........................       3.34         .3375       2.1225       1.5225       4.4325
                                                               ---------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS FROM
Net investment income ......................................       (.155)      (.1125)      (.115)       (.17)        (.2225)
Net realized gain on securities ............................      (1.035)     (1.175)      (1.3996)      (.8025)        --
Excess of book-basis net realized gain on securities .......         --          --         (.3679)        --           --
                                                               ---------   ----------   ----------   ----------   ----------
Total distributions ........................................      (1.19)      (1.2875)     (1.8825)      (.9725)      (.2225)
                                                               ---------   ----------   ----------   ----------   ----------
Net asset value, end of period .............................   $  17.46    $  15.31     $  16.26     $  16.02     $  15.47
                                                               =========   ==========   ==========   ==========   ==========
TOTAL RETURN(1) ..........................................      24.01%       2.04%       14.27%        9.83%       39.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions) .......................   $2,611.5    $2,169.9     $2,065.7     $1,648.0     $1,311.5
Average net assets (millions) ..............................   $2,352.1    $2,123.1     $1,894.0     $1,479.7     $1,127.8
Ratios to average net assets
    Expenses ...............................................       1.00%       1.09%        1.14%        1.18%        1.26%
    Net investment income ..................................       1.04%        .89%         .80%         .91%        1.44%
Portfolio turnover rate ....................................        230%        164%         166%         134%         100%

-----------------------------------------------------------------------------------------------------------------------------

Growth and Income Fund
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......................   $  15.77    $  17.13     $  15.54     $  14.70     $  11.49
                                                               ---------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Investment income ..........................................        .51         .45          .46          .435         .46
Expenses ...................................................       (.15)       (.16)        (.17)        (.16)        (.155)
                                                               ---------   ----------   ----------   ----------   ----------
Net investment income ......................................        .36         .29          .29          .275         .305
Net realized and unrealized gain or losses on securities ...       2.715       (.2125)      1.8775       1.2875       3.2225
                                                               ---------   ----------   ----------   ----------   ----------
Total from investment operations ...........................       3.075        .0775       2.1675       1.5625       3.5275
                                                               ---------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS FROM
Net investment income ......................................       (.30)       (.275)       (.2775)      (.295)       (.3175)
Net realized gain on securities ............................      (1.595)     (1.1625)      (.30)        (.4275)        --
                                                               ---------   ----------   ----------   ----------   ----------
Total distributions ........................................      (1.895)     (1.4375)      (.5775)      (.7225)      (.3175)
                                                               ---------   ----------   ----------   ----------   ----------
Net asset value, end of period .............................   $  16.95    $  15.77     $  17.13     $  15.54     $  14.70
                                                               =========   ==========   ==========   ==========   ==========
TOTAL RETURN(1) ..........................................      22.45%        .51%       14.13%       10.85%       31.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions) .......................   $  828.3    $  712.9     $  712.4     $  591.0     $  499.6
Average net assets (millions) ..............................   $  759.6    $  707.5     $  659.5     $  545.0     $  449.4
Ratios to average net assets
    Expenses ...............................................        .96%       1.02%        1.05%        1.09%        1.14%
    Net investment income ..................................       2.27%       1.84%        1.76%        1.84%        2.29%
Portfolio turnover rate ....................................        117%         88%          51%          32%          42%

(1)Total return does not consider the effect of sales charges.


See Notes to Financial Statements.

 Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.




                                                                       Year Ended October 31
                                                          ------------------------------------------------
                                                             1995        1994         1993        1992      1991
                                                          -------     -------     --------     -------   -------
Government Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period....................  $  9.99     $ 11.80        $ 11.56     $ 11.47     $ 10.79
                                                          ---------   ---------      ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS
Investment income.......................................      .79         .78            .8536       .97        1.012
Expenses................................................     (.09)       (.09)          (.0920)     (.11)       (.107)
                                                          ---------   ---------      ---------   ---------   ---------

Net investment income...................................      .70         .69            .7616       .86         .905
Net realized and unrealized gain or loss on securities..      .6779     (1.358)          .4249       .1639       .6788
                                                          ---------   ---------      ---------   ---------   ---------

Total from investment operations........................     1.3779      (.668)         1.1865      1.0239      1.5838
                                                          ---------   ---------      ---------   ---------   ---------

LESS DISTRIBUTIONS FROM
Net investment income...................................     (.6979)     (.6878)        (.7615)     (.8639)     (.9038)
Net realized gain on securities.........................        -           -           (.185)      (.07)          -
Excess of book-basis net realized gains on securities...        -        (.4542)           -           -           -

Total distributions.....................................     (.6979)    (1.142)         (.9465)     (.9339)     (.9038)
                                                          ---------   ---------      ---------   ---------   ---------

Net asset value, end of period..........................  $ 10.67      $ 9.99       $  11.80     $ 11.56     $ 11.47
                                                          =========    ========     =========   =========   =========


TOTAL RETURN(1).........................................    14.27%      (5.45%)        10.55%       9.32%      15.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................  $ 329.0     $ 335.0       $  370.2     $ 282.0     $ 189.0
Average net assets (millions)...........................  $ 329.9     $ 353.8       $  330.1     $ 229.5     $ 161.2

Ratios to average net assets
 Expenses...............................................      .83%        .89%           .89%        .95%        .96%
 Net investment income..................................     6.84%       7.06%          7.35%       7.46%       8.15%

Portfolio turnover rate.................................      214%        256%           218%        112%         39%

(1) Total return does not consider the effect of sales charges.


See Notes to Financial Statements.

 Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.




                                                                       Year Ended October 31
                                                             ---------------------------------------------
                                                             1995      1994       1993      1992      1991
                                                           --------  -------    -------   -------   -------
Municipal Bond Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period....................  $ 12.89   $ 14.07    $ 13.03   $ 12.84   $ 12.18
                                                          -------   -------    -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
Investment income.......................................      .87       .84       .859      .875      .905
Expenses................................................     (.13)     (.13)     (.141)     (.15)    (.145)
Expense reimbursement(2)................................        -         -        .01         -         -
                                                          -------   -------    -------   -------   -------

Net investment income...................................      .74       .71       .728      .725       .76
Net realized and unrealized gain or loss on securities..     .867    (1.182)     1.038     .2175      .648
                                                          -------   -------    -------   -------   -------

Total from investment operations........................    1.607     (.472)     1.766     .9425     1.408
                                                          -------   -------    -------   -------   -------

DISTRIBUTIONS FROM NET INVESTMENT INCOME................    (.727)    (.708)     (.726)   (.7525)    (.748)
                                                          -------   -------    -------   -------   -------

Net asset value, end of period..........................  $ 13.77   $ 12.89    $ 14.07   $ 13.03   $ 12.84
                                                          =======   =======    =======   =======   =======

TOTAL RETURN(1).........................................    12.72%    (3.38%)    13.84%     7.57%    11.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................  $ 119.1   $ 112.1    $  95.9   $  60.3   $  42.5
Average net assets (millions)...........................  $ 113.1   $ 106.6    $  77.1   $  50.0   $  39.2
Ratios to average net assets(2)
 Expenses...............................................      .96%      .99%       .96%     1.14%     1.15%
 Expenses, without expense reimbursement................        -         -       1.04%        -         -
 Net investment income..................................     5.58%     5.27%      5.29%     5.56%     6.08%
 Net investment income, without expense reimbursement...        -         -       5.21%        -         -

Portfolio turnover rate.................................       49%        4%         4%        6%        1%
-----------------------------------------------------------------------------------------------------------
Money Market Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period....................  $  1.00   $  1.00    $  1.00   $  1.00   $  1.00
                                                          --------  -------    -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS
Investment income.......................................    .0593     .0388       .033     .0424     .0647
Expenses................................................   (.0172)   (.0184)    (.0174)    (.016)    (.014)
Expense reimbursement(2)................................    .0071     .0084      .0074      .006     .0041
                                                          --------  -------    -------   -------   -------
Net investment income...................................    .0492     .0288       .023     .0324     .0548
                                                          --------  -------    -------   -------   -------
DISTRIBUTIONS FROM NET INVESTMENT INCOME................   (.0492)   (.0288)     (.023)   (.0324)   (.0548)
                                                          --------  -------    -------   -------   -------
Net asset value, end of period..........................  $  1.00   $  1.00    $  1.00   $  1.00   $  1.00
                                                          =======   =======    =======   =======   =======

TOTAL RETURN(1).........................................     5.01%     2.91%      2.31%     3.29%     5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................  $  60.3   $  56.4    $  59.2   $  72.5   $  84.8
Average net assets (millions)...........................  $  56.3   $  56.6    $  65.8   $  77.9   $  92.6

Ratios to average net assets(2)
 Expenses...............................................     1.00%     1.00%      1.00%     1.00%     1.00%
 Expenses, without expense reimbursement................     1.71%     1.84%      1.74%     1.60%     1.41%
 Net investment income..................................     4.89%     2.87%      2.30%     3.27%     5.53%
 Net investment income, without expense reimbursement...     4.18%     2.03%      1.56%     2.67%     5.12%

(1)Total return does not consider the effect of sales charges.
(2)See Note 2.


See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of Common Sense Trust

We have audited the accompanying statements of net assets of Common Sense Growth Fund, Common Sense Growth and Income Fund, Common Sense Government Fund, Common Sense Municipal Bond Fund, and Common Sense Money Market Fund (cumulatively the "Funds"), five of the ten portfolios constituting the series of the Common Sense Trust (the "Trust"), as of October 31, 1995, and for each of the Funds, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the Common Sense Trust listed above at October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods identified above, in conformity with generally accepted accounting principles.


                                                             ERNST & YOUNG LLP

Houston, Texas
December 1, 1995

[LOGO]                           FEBRUARY 8, 1996



       Common Sense(R) Trust (the "Trust") is a diversified open-end management investment company which offers shares in ten separate Funds, five of which are described in this Prospectus. The goals of such Funds are as follows:


          Common Sense(R) II Emerging Growth Fund (the "Emerging Growth II Fund") seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen American Capital Asset Management, Inc. (the "Adviser") to be emerging growth companies.

          Common Sense(R) II International Equity Fund (the "International Equity II Fund") seeks total return on its assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

          Common Sense(R) II Growth Fund (the "Growth II Fund") seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

          Common Sense(R) II Growth and Income Fund (the "Growth and Income II Fund") seeks reasonable growth and income by investing principally in a portfolio of equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common or preferred stocks.

          Common Sense(R) II Government Fund (the "Government II Fund") seeks high current return consistent with preservation of capital by investing in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          In seeking their respective goals, each Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. See "Goals and Investment Policies."

          There is no assurance that each Fund will be successful in achieving its goals.

          EACH FUND, EXCEPT THE INTERNATIONAL EQUITY FUND, WILL NOT PURCHASE ANY SECURITIES ISSUED BY COMPANIES PRIMARILY ENGAGED IN THE MANUFACTURE OF ALCOHOL OR TOBACCO.

          This Prospectus tells investors briefly the information they should know before investing in a Fund. Investors should read and retain this Prospectus for future reference.


          A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and contains further information about the Funds. A copy of the Statement of Additional Information may be obtained without charge by writing PFS Distributors, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0001. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. Please call Customer Service at (800) 544-5445 for information on the Funds.


          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     CST-II

--------------------------------------------------------------------------------
COMMON SENSE(R) TRUST
--------------------------------------------------------------------------------


CUSTODIAN:                                     DISTRIBUTOR:
State Street Bank and Trust Company            PFS Distributors, Inc.
225 Franklin Street                            3100 Breckinridge Blvd., Bldg. 200
Boston, Massachusetts 02110                    Duluth, Georgia 30199-0001

TRANSFER AGENT:                                INVESTMENT SUBADVISER:
PFS Shareholder Services                       (International Equity II Fund)
3100 Breckinridge Blvd., Bldg. 200             Smith Barney Mutual Funds Management Inc.
Duluth, Georgia 30199-0062                     388 Greenwich Street
(800) 544-5445                                 New York, New York 10013
(800) 544-7278 Spanish-speaking Representatives
(800) 824-1721 TDD Service for Hearing Impaired

INVESTMENT ADVISER:
Van Kampen American Capital Asset Management,
  Inc.
2800 Post Oak Blvd.
Houston, Texas 77056


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Prospectus Summary....................     2
Expense Synopsis......................     5
Financial Highlights..................     7
Multiple Pricing System...............     8
Introduction..........................     9
Goals and Investment Policies.........     9
  Emerging Growth II Fund.............     9
  International Equity II Fund........    10
  Growth II Fund......................    11
  Growth and Income II Fund...........    11
  Government II Fund..................    12
Investment Practices and Risks........    14
The Trust and Its Management..........    20
Purchase of Shares....................    21
Distribution Plans....................    25
Shareholder Services..................    26
Redemption of Shares..................    28
Dividends, Distributions and Taxes....    29
Performance Information...............    30
Additional Information................    32


     NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

                               PROSPECTUS SUMMARY


Shares Offered.............. Shares of beneficial interest in five Funds: the
                             Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund, the Growth and Income II Fund and the Government II Fund.


Type of Company............. Diversified, open-end management investment company.

Goals....................... The Emerging Growth II Fund seeks capital appreciation; the International Equity II Fund seeks total return on its assets from growth of capital and income; the Growth II Fund seeks capital appreciation; the Growth and Income II Fund seeks reasonable growth and income; and the Government II Fund seeks high current return consistent with preservation of capital. There is, however, no assurance that each Fund will be successful in achieving its goals.

Investment Policies and
Risks....................... The Emerging Growth II Fund invests at least 65% of its total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization or annual sales), both domestic and foreign, considered by the Adviser to be emerging growth companies. The companies in which the Fund invests may offer greater opportunities for growth of capital than larger, more established companies, but investments in such companies may involve special risks. See "Goals and Investment Policies -- Emerging Growth II Fund" and "Investment Practices and Risks -- Foreign Securities." The use of options, futures contracts and related options may include additional risks. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for a discussion of risk factors relating to options and futures strategies.

                             The International Equity II Fund invests at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. Investing in equity securities of non-United States issuers may subject the Fund to risks of foreign, political, economic and legal conditions and developments. See "Goals and Investment Policies -- International Equity II Fund," "Investment Practices and Risks -- Options, Futures Contracts and Related Options, Currency Transactions, Interest Rate Transactions and Market Index Transactions" and the Statement of Additional Information, for a discussion of risk factors relating to these strategies.

                             The Growth II Fund invests principally in common stocks that the Adviser believes provide unusually attractive growth opportunities and options on such common stocks. Any income from these investments will be incidental to the capital appreciation goal. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment Policies -- Growth II Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

                             The Growth and Income II Fund invests principally in common and preferred stocks, and in securities convertible into common and preferred stocks, that have provided dividend or interest income to their security holders during the past twelve months. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment
                             Policies -- Growth and Income II Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

                             The Government II Fund invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may sell and purchase options on U.S. Government securities; and purchase and sell interest rate futures contracts and options on such contracts since such transactions are entered into for bona fide hedging purposes. The market prices of debt securities, including U.S. Government securities, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as interest rates rise. See "Goals and Investment Policies -- Government II Fund." The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and "-- Forward Commitments" and the Statement of Additional Information, for a discussion on forward commitments and risk factors relating to options and futures strategies.

                             Under certain market conditions, all Funds may experience a high rate of portfolio turnover. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs. See "Investment Practices and Risks -- Portfolio Turnover."

Investment Adviser.......... Van Kampen American Capital Asset Management, Inc.
                             (the "Adviser"), serves as investment adviser to the Trust. Smith Barney Mutual Funds Management Inc. (the "Subadviser") provides advisory services to the Adviser with respect to the International Equity II Fund. See "The Trust and Its Management."


Distributor................. PFS Distributors, Inc. (the "Distributor").


Multiple Pricing System..... Each Fund offers two classes of shares to the general public, each with its own sales charge structure: Class A shares and Class B shares. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class of shares that best suits their circumstances and objectives. See "Multiple Pricing System -- Factors for Consideration." Each class of shares represents an interest in the same portfolio of investments of a Fund. The per share dividends on Class B shares will be lower than the per share dividends on Class A shares. See "Multiple Pricing System." For information on redeeming shares see "Redemption of Shares."

Class A Shares.............. Class A shares of the Emerging Growth II Fund, the
                             International Equity II Fund, the Growth II Fund and the Growth and Income II Fund are offered at net asset value per share plus a maximum initial sales charge of 5.50% of the offering price. Class A shares of the Government II Fund are offered at net asset value per share plus a maximum initial sales charge of 4.75% of the offering price. Each Fund pays an annual service fee at the rate of 0.25% of its average daily net assets attributable to such class of shares. See "Purchase of Shares -- Class A Shares" and "Distribution Plans."

Class B Shares.............. Class B shares of the Emerging Growth II Fund, the
                             International Equity II Fund, the Growth II Fund and the Growth and Income II Fund are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 5% of redemption proceeds during the first year, declining each year thereafter to 0% after the fifth year. Class B shares of the Government II Fund are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 4% of redemption proceeds during the first and second year, declining each year thereafter to 0% after the fifth year. See "Redemption of Shares." Each Fund pays a combined annual distribution fee and service fee at the rate of 1% of its average daily net assets attributable to such class of shares. See "Purchase of Shares -- Class B Shares" and "Distribution Plans." Class B shares will convert automatically to Class A shares six years after the shareholder's order to purchase was accepted. See "Multiple Pricing
                             System -- Conversion Feature."

Dividends and
Distributions............... The Emerging Growth II Fund, the International
                             Equity II Fund and the Growth II Fund may declare and pay dividends and capital gain distributions annually. The Growth and Income II Fund may declare and pay dividends quarterly and capital gain distributions annually. With respect to the Government II Fund, income dividends are declared each business day and paid monthly; any net short-term or long-term capital gains are distributed at least annually. All dividends and distributions are automatically reinvested in shares of a Fund at net asset value per share (without a sales charge) unless payment in cash is requested. See "Dividends, Distributions and Taxes."

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS
--------------------------------------------------------------------------------

    The following tables are intended to assist investors in understanding the expenses applicable to each class of shares:

                                 EMERGING GROWTH II**                       INTERNATIONAL EQUITY II**
                      ------------------------------------------    --------------------------------------------
                      CLASS A SHARES         CLASS B SHARES         CLASS A SHARES         CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
 EXPENSES

Maximum sales charge
 imposed on purchases
 (as a percentage of
 offering price)......       5.50%(a)    None                             5.50%(a)     None
Sales charge imposed
 on dividend
 reinvestments........       None        None                             None         None
Deferred sales charge
 (as a percentage of
 original purchase
 price or redemption
 proceeds, whichever
 is lower)............       None        5% during the first              None         5% during the first
                                         year, 4% during the                           year, 4% during the
                                         second year, 3% during                        second year, 3% during
                                         the third year, 2.5%                          the third year, 2.5%
                                         during the fourth                             during the fourth
                                         year, 1.5% during the                         year, 1.5% during the
                                         fifth year and 0% after                       fifth year and 0% after
                                         the fifth year(c)                             the fifth year(c)
Exchange fee..........     $ 5.00*       $5.00                          $ 5.00*        $5.00

ANNUAL FUND OPERATING
 EXPENSES
  (as a percentage of
    average net assets)

Management fees.......        .03%(g)     .03%(g)                          .00%(i)      .00%(i)
Rule 12b-1 fees(d)....        .25%       1.00%(f)                          .25%        1.00%(f)
Other expenses(e).....       2.47%       2.46%                            3.39%(i)     3.33%(i)
Total fund operating
 expenses.............       2.75%(g)    3.49%(g)                         3.64%(i)     4.33%(i)
--------------------------------------------------------------------------------------------------------------------------

                                                GROWTH II                                     GROWTH AND INCOME II
                               ---------------------------------------------     -----------------------------------------
                               CLASS A SHARES             CLASS B SHARES         CLASS A SHARES         CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
 EXPENSES

Maximum sales charge
 imposed on purchases
 (as a percentage of
 offering price)......               5.50%(a)         None                             5.50%(a)     None
Sales charge imposed
 on dividend
 reinvestments........               None             None                             None         None
Deferred sales charge
 (as a percentage of
 original purchase
 price or redemption
 proceeds, whichever
 is lower)............               None             5% during the first              None         5% during the first
                                                      year, 4% during the                           year, 4% during the
                                                      second year, 3% during                        second year, 3% during
                                                      the third year, 2.5%                          the third year, 2.5%
                                                      during the fourth                             during the fourth
                                                      year, 1.5% during the                         year, 1.5% during the
                                                      fifth year and 0% after                       fifth year and 0% after
                                                      the fifth year(c)                             the fifth year(c)
Exchange fee..........             $ 5.00*            $5.00                          $ 5.00*        $5.00
ANNUAL FUND OPERATING
 (as a percentage of a
   assets)
Management fees.......                .50%(j)           .50%(j)                         .50%(h)       .50%(h)
Rule 12b-1 fees(d)....                .25%             1.00%(f)                         .25%         1.00%(f)
Other expenses(e).....               2.00%             2.00%                           1.69%         1.65%
Total fund operating
 expenses.............               2.75%(j)          3.50%(j)                        2.44%(h)      3.15%(h)

----------------------------------------------------------------------------------------------------------------
                                                             GOVERNMENT II
                                                -----------------------------------------
                                                CLASS A SHARES             CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
 EXPENSES

Maximum sales charge
 imposed on purchases
 (as a percentage of
 offering price)......                                4.75%(b)              None
Sales charge imposed
 on dividend
 reinvestments........                                None                  None
Deferred sales charge
 (as a percentage of
 original purchase
 price or redemption
 proceeds, whichever
 is lower)............                                None                  4% during the first
                                                                            and second year, 3%
                                                                            during the third year,
                                                                            2.5% during the fourth
                                                                            year, 1.5% during the
                                                                            fifth year and 0% after
                                                                            the fifth year and 0%
                                                                            after the fifth year(c)
Exchange fee..........                              $ 5.00*                 $5.00
ANNUAL FUND OPERATING
 (as a percentage of a
   assets)
Management fees.......                                 .60%                  .60%
Rule 12b-1 fees(d)....                                 .25%                 1.00%(f)
Other expenses(e).....                                1.89%                 1.88%
Total fund operating
 expenses.............                                2.74%                 3.48%
----------------------------------------------------------------------------------------------------------------


(a) Reduced for purchases of $50,000 and over. See "Purchase of Shares -- Class A Shares."
(b) Reduced for purchases of $100,000 and over. See "Purchase of Shares -- Class A Shares."
(c)  See "Purchase of Shares -- Class B Shares."

(d)  0.25% for Class A shares, and 1% for Class B shares. See "Distribution
     Plans."

(e)  See "The Trust and Its Management."
(f) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by NASD Rules.

(g) After expense reimbursement. In the absence of expense reimbursement, management fees for both Class A and Class B would be 0.65%, and total fund operating expenses would be 3.37% for Class A and 4.11% for Class B.


(h) After expense reimbursement. In the absence of expense reimbursement, management fees for both Class A and B would be 0.65% and total fund operating expenses would be 2.59% for Class A and 3.30% for Class B.


(i) After expense reimbursement. In the absence of expense reimbursement, management fees for both Class A and B would be 1.00%, other expenses would be 4.72% for Class A and 4.67% for Class B, and total fund operating expenses would be 5.97% for Class A and 6.67% for Class B.


(j) After expense reimbursement. In the absence of expense reimbursement, management fees for both Class A and Class B would be 0.65% and total fund operating expenses would be 2.90% for Class A and 3.65% for Class B.


* An investor may have to pay the excess, if any, of the sales load rate applicable to the Fund being acquired over the sales load rate, if any, previously paid. The exchange fee is not charged in certain circumstances. See "Shareholder Services -- Systematic Exchanges."


**   Most recent fiscal period on an annualized basis.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- CONTINUED
--------------------------------------------------------------------------------

                                             EMERGING GROWTH II               INTERNATIONAL EQUITY II           GROWTH II
                                     ----------------------------------  ----------------------------------  ---------------
                                                                                                               CUMULATIVE
                                                                                                              EXPENSES PAID
                                      CUMULATIVE EXPENSES PAID FOR THE    CUMULATIVE EXPENSES PAID FOR THE   FOR THE PERIOD
                                                 PERIOD OF                           PERIOD OF                     OF
                                                 IN YEARS:                           IN YEARS:                  IN YEARS:
EXAMPLE                                1        3        5        10       1        3        5        10       1        3
----------------------------------------------------------------------------------------------------------------------------
An investor would pay the following
  expenses on a $1,000 investment
  including, for Class A shares, the
  maximum front-end sales charge of
  $55.00 for Emerging Growth II,
  International Equity II, Growth II
  and Growth and Income II, $47.50
  for Government II, and for Class B
  shares, a contingent deferred
  sales charge assuming (1) an
  operating expense ratio of 2.75%,
  3.64%, 2.75%, 2.44% and 2.74% for
  Emerging Growth II, International
  Equity II, Growth II, Growth and
  Income II and Government II,
  respectively, for Class A shares,
  and 3.49%, 4.33%, 3.50%, 3.15% and
  3.48% for Emerging Growth II,
  International Equity II, Growth
  II, Growth and Income II and
  Government II, respectively, for
  Class B shares, (2) a 5% annual
  return throughout the period and
  (3) redemption at the end of the
  period:
    Class A.........................    81      136      192      346       90      160      233      423       81      136
    Class B.........................    86      138      197      345*      94      162      236      421*      86      139
An investor would pay the following
  expenses on the same $1,000
  investment assuming no redemption
  at the end of the period:
    Class A.........................    81      136      192      346       90      160      233      423       81      136
    Class B.........................    35      107      181      345*      43      131      220      421*      35      107

                                                                GROWTH AND INCOME II                   GOVERNMENT II
                                                         ----------------------------------  ----------------------------------
                                                          CUMULATIVE EXPENSES PAID FOR THE    CUMULATIVE EXPENSES PAID FOR THE
                                                                     PERIOD OF                           PERIOD OF
                                                                     IN YEARS:                           IN YEARS:
EXAMPLE                                  5        10       1        3        5        10       1        3        5        10
----------------------------------------------------------------------------------------------------------------------------
An investor would pay the following
  expenses on a $1,000 investment
  including, for Class A shares, the
  maximum front-end sales charge of
  $55.00 for Emerging Growth II,
  International Equity II, Growth II
  and Growth and Income II, $47.50
  for Government II, and for Class B
  shares, a contingent deferred
  sales charge assuming (1) an
  operating expense ratio of 2.75%,
  3.64%, 2.75%, 2.44% and 2.74% for
  Emerging Growth II, International
  Equity II, Growth II, Growth and
  Income II and Government II,
  respectively, for Class A shares,
  and 3.49%, 4.33%, 3.50%, 3.15% and
  3.48% for Emerging Growth II,
  International Equity II, Growth
  II, Growth and Income II and
  Government II, respectively, for
  Class B shares, (2) a 5% annual
  return throughout the period and
  (3) redemption at the end of the
  period:
    Class A.........................     192      346       78      127      178      317       74      128      186      340

    Class B.........................     198      345*      83      129      181      314*      76      138      197      344*

An investor would pay the following
  expenses on the same $1,000
  investment assuming no redemption
  at the end of the period:
    Class A.........................     192      346       78      127      178      317       74      128      186      340

    Class B.........................     182      345*      32       97      165      314*      35      107      181      344*



--------------------------------------------------------------------------------


* Based on conversion to Class A shares after six years.


    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in any Fund will bear directly or indirectly. Expenses are based on estimated amounts for the current fiscal year on an annualized basis. See "Purchase of Shares," "The Trust and Its Management" and "Redemption of Shares." The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a five percent annual return assumption. This assumption is unrelated to a Fund's prior performance and is not a projection of future performance. With respect to the Emerging Growth II Fund and the International Equity II Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share of beneficial interest outstanding throughout the period)


     The following information for the period May 3, 1994 through October 31, 1995 has been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon was unqualified. This summary should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                                          GROWTH II                                  GROWTH & INCOME II
                          ------------------------------------------      -----------------------------------------
                              CLASS A(2)              CLASS B(2)              CLASS A(2)             CLASS B(2)
                          ------------------      ------------------      ------------------     ------------------
                                      MAY 3,                  MAY 3,                  MAY 3,                  MAY 3,
                          YEAR-       1994(1)     YEAR-       1994(1)     YEAR-       1994(1)    YEAR-        1994(1)
                          ENDED      THROUGH      ENDED      THROUGH      ENDED      THROUGH     ENDED       THROUGH
                        OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31,
                           1995        1994        1995        1994        1995        1994       1995        1994
                          ------      ------      ------      ------      ------      ------     ------     -------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period...  $11.89      $11.81      $11.85      $11.81      $11.71      $11.81     $11.70     $ 11.81
                          ------      ------      ------      ------      ------      ------     ------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Investment income.....     .28         .29         .27         .28         .41         .42        .42         .42
  Expenses..............    (.37)       (.29)       (.46)       (.32)      (.31)        (.21)     (.41)       (.25)
                          ------      ------      ------      ------      ------      ------     ------     -------
Net investment income
  (loss)................    (.09)          0        (.19)       (.04)        .10         .21        .01         .17
Net realized and
  unrealized gains or
  losses on securities..    2.77         .08        2.75         .08       2.255        (.26)     2.234       (.251)
                          ------      ------      ------      ------      ------      ------     ------     -------
Total from investment
  operations............    2.68         .08        2.56         .04       2.355        (.05)     2.244       (.081)
                          ------      ------      ------      ------      ------      ------     ------     -------
LESS DISTRIBUTIONS FROM
  NET INVESTMENT
  INCOME................      --          --          --          --       (.10)        (.05)     (.01)       (.029)
Excess of book-basis net
  investment income.....      --          --          --          --      (.045)          --     (.054)          --
                          ------      ------      ------      ------      ------      ------     ------     -------
Total distributions.....      --          --          --          --      (.145)        (.05)    (.064)       (.029)
                          ------      ------      ------      ------      ------      ------     ------     -------
Net asset value, end of
  period................  $14.57      $11.89      $14.41      $11.85      $13.92      $11.71     $13.88     $ 11.70
                          ======      ======      ======      ======      ======      ======     ======     =======
TOTAL RETURN(3).........   22.44%        .76%      21.50%        .42%      20.20%       (.42%)    19.19%       (.68%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (millions).....  $ 21.1      $  4.4      $ 33.3      $  5.8       $13.5       $ 3.5      $21.2       $ 3.6
Ratios to average net
  assets (annualized)
  Expenses..............    2.75%       4.89%       3.50%       5.79%       2.44%       3.37%      3.15%       4.42%
  Expenses, without
    expense
    reimbursement.......    2.90%         --        3.65%         --        2.59%       3.40%      3.30%       4.45%
  Net investment income
    (loss)..............    (.68%)      (.05%)     (1.45%)      (.78%)       .81%       3.38%       .05%       3.00%
  Net investment income
    (loss) without
    expense
    reimbursement.......    (.83%)        --       (1.60%)        --         .66%       3.35%      (.10%)      2.97%
Portfolio turnover
  rate..................     193%        151%        193%        151%        108%        215%       108%        215%
















                                                                                                       INTERNATIONAL
                                        GOVERNMENT II                     EMERGING GROWTH II             EQUITY II
                          ----------------------------------------------- -------------------       -------------------
                               CLASS A(2)               CLASS B(2)         CLASS A(2)   CLASS B(2)   CLASS A(2)   CLASS B(2)
                          ----------------------- -----------------------  -------      -------      -------      -------
                                        MAY 3,                   MAY 3,   FEBRUARY 21, FEBRUARY 21, FEBRUARY 21, FEBRUARY 21,
                            YEAR-      1994(1)      YEAR-       1994(1)     1995(1)      1995(1)      1995(1)      1995(1)
                            ENDED      THROUGH      ENDED       THROUGH     THROUGH      THROUGH      THROUGH      THROUGH
                          OCTOBER 31, OCTOBER 31, OCTOBER 31,  OCTOBER 31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                            1995         1994        1995         1994        1995         1995         1995         1995
                          --------      ------     --------      ------      ------       ------       ------       ------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period...  $11.54        $11.91     $11.54        $11.91      $11.81       $11.81       $11.81       $11.81
                          ------        ------     --------      ------      ------       ------       ------       ------
INCOME FROM INVESTMENT
  OPERATIONS
  Investment income.....     .93           .38        .93           .38         .15          .15          .19          .19
  Expenses..............    (.32)         (.15)      (.42)         (.18)       (.39)        (.50)        (.33)        (.40)
                          ------        ------     --------      ------      ------       ------       ------       ------
Net investment income
  (loss)................     .61           .23        .51           .20        (.24)        (.35)        (.14)        (.21)
Net realized and
  unrealized gains or
  losses on securities..     .6366        (.40)       .6523        (.41)       3.55         3.58         2.19         2.19
                          --------      ------     --------      ------      ------       ------       ------       ------
Total from investment
  operations............    1.2466        (.17)      1.1623        (.21)       3.31         3.23         2.05         1.98
                          --------      ------     --------      ------      ------       ------       ------       ------
LESS DISTRIBUTIONS FROM
  NET INVESTMENT
  INCOME................    (.61)         (.20)      (.51)         (.16)         --           --           --           --
Excess of book-basis net
  investment income.....    (.0366)         --       (.0523)         --          --           --           --           --
                          --------      ------     --------      ------      ------       ------       ------       ------
Total distributions.....    (.6466)       (.20)      (.5623)       (.16)         --           --           --           --
                          --------      ------     --------      ------      ------       ------       ------       ------
Net asset value, end of
  period................  $12.14        $11.54     $12.14        $11.54      $15.12       $15.04       $13.86       $13.79
                          ========      ======     ========      ======      ======       ======       ======       ======
TOTAL RETURN(3).........   11.20%        (1.53%)    10.42%        (1.83%)     28.11%       27.43%       16.28%(4)    15.69%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (millions).....   $ 9.8         $ 4.6      $ 9.5         $ 2.8       $15.9        $10.8       $  6.6        $ 2.7
Ratios to average net
  assets (annualized)
  Expenses..............    2.74%         2.32%      3.48%         3.25%       2.75%        3.49%        3.64%        4.33%
  Expenses, without
    expense
    reimbursement.......     --             --        --            --         3.37%        4.11%        5.97%        6.67%
  Net investment income
    (loss)..............    5.11%         3.54%      4.32%         3.49%      (1.65%)      (2.45%)      (1.40)%      (2.80)%
  Net investment income
    (loss) without
    expense
    reimbursement.......    5.11%         --         4.32%          --        (2.27%)      (3.07%)      (3.73%)      (5.13%)

Portfolio turnover
  rate..................     113%          155%       113%          155%         83%          83%          17%          17%


(1) Commencement of operations.

(2) Based on average shares outstanding.

(3) Total return for periods of less than one year have not been annualized. Total return does not consider the effect of sales charges.

(4) Total return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995.

--------------------------------------------------------------------------------
MULTIPLE PRICING SYSTEM
--------------------------------------------------------------------------------

     The Multiple Pricing System permits an investor to choose the method of purchasing shares of each Fund that is most beneficial given the amount of the purchase and the length of time the investor expects to hold the shares.

     CLASS A SHARES. Class A shares of the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund are sold at net asset value plus an initial maximum sales charge of up to 5.50% of the offering price. Class A shares of the Government II Fund are sold at net asset value plus an initial maximum sales charge of up to 4.75% of the offering price. Class A shares of each Fund are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to the Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges. See "Purchase of Shares -- Class A Shares."

     CLASS B SHARES. Class B shares of each Fund are sold at net asset value and are subject to a contingent deferred sales charge if they are redeemed within five years of purchase. Class B shares of each Fund are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to the Class B shares and an ongoing distribution fee at an annual rate of 0.75% of each Fund's aggregate average daily net assets attributable to the Class B shares. The ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. See "Purchase of Shares -- Class B Shares." Class B shares of each Fund will automatically convert to Class A shares six years after the shareholder's order to purchase was accepted. See "Conversion Feature" herein for discussion on applicability of the conversion feature to Class B shares.

     CONVERSION FEATURE. Class B shares of each Fund will automatically convert to Class A shares six years after the shares were purchased and will no longer be subject to the distribution fee. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B shares of each Fund that have been outstanding for a period of time sufficient for the Distributor to have been substantially compensated for distribution expenses related to the Class B shares as the case may be, from the burden of the ongoing distribution fee.

     For purposes of conversion to Class A, shares purchased of each Fund through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to an opinion of counsel or a private letter ruling to the effect that (i) the assessment of the distribution fee and incremental transfer agency costs, if any, with respect to Class B shares does not result in a Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code, as amended (the "Code"), and (ii) the conversion of shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares may be suspended if such an opinion or private letter ruling is no longer available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution fee for an indefinite period which may extend beyond the period ending six years after the shareholder's order to purchase was accepted.

     FACTORS FOR CONSIDERATION. In deciding which class of shares to purchase, investors should take into consideration their investment goals, present and anticipated purchase amounts, time horizons and temperaments. Investors should consider whether, during the anticipated life of their investment in each Fund, the accumulated distribution fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher dividends per share on Class A shares. To assist investors in making this determination, the table under the caption "Expense Synopsis" sets forth examples of the charges applicable to each class of shares. In this regard, Class A shares may be more beneficial to the investor who qualifies for reduced initial sales charges, as described herein under "Purchase of Shares -- Class A Shares." For these reasons, the Distributor will reject any order of $250,000 or more for Class B shares.

     Class A shares of each Fund are not subject to an ongoing distribution fee and, accordingly, receive correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares do not have all their funds invested initially and, therefore, initially own fewer shares. Other investors might determine that it is more advantageous to purchase Class B shares and have all their funds invested initially, although remaining subject to ongoing distribution fees and, for a five-year period being subject to a contingent deferred sales charge. Ongoing distribution fees on Class B shares will be offset to the extent of the additional funds originally invested and any return realized on those funds. There can, of course, be no assurance as to the return, if any, which will be realized on such additional funds.

     Class A shares may be appropriate for investors who prefer to pay the sales charge up front, want to take advantage of the reduced sales charges available on larger investments, wish to maximize their current income from the start and/or prefer not to pay redemption charges. Class B shares may be appropriate for investors who wish to avoid a front-end sales charge and/or put 100% of their investment dollars to work immediately.

     For example, assuming an investor who is not otherwise eligible for a quantity discount invests $10,000 in the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund or the Growth and Income II Fund and the average annual total return on that investment is five percent per year before operating expenses, an investment originally made in Class B shares will tend to have a higher value upon liquidation than an investment originally made in Class A shares. As mentioned above, Class A shares may be appropriate for investors who qualify for reduced initial sales charges. If that same investor makes the same investment in the Government II Fund, and experiences the same return, the relative performance of

Class A and Class B shares is expected to be substantially similar over the years. Please note, however, that with different rates of total return or when quantity discounts are applicable, results may differ.

     The distribution expenses incurred by the Distributor in connection with the sale of the shares of each Fund will be reimbursed, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares, from the proceeds of the ongoing distribution fee and any contingent deferred sales charge incurred upon redemption within five years, of purchase. Sales personnel of PFS Investments Inc. ("PFS Investments") distributing each Fund's shares may receive differing compensation for selling Class A or Class B shares of such Fund. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE CONTINGENT DEFERRED SALES CHARGE AND ONGOING DISTRIBUTION FEE WITH RESPECT TO THE CLASS B SHARES OF EACH FUND ARE THE SAME AS THOSE OF THE INITIAL SALES CHARGE WITH RESPECT TO CLASS A SHARES. See "Distribution Plans."

     GENERAL. Dividends paid by each Fund with respect to Class A and Class B shares will be calculated in the same manner at the same time on the same day, except that the distribution fees and any incremental transfer agency costs relating to Class B shares will be borne by the respective class. See "Dividends, Distributions and Taxes." Shares of a Fund may be exchanged, subject to certain limitations, for shares of the same class of the other Funds offered in this Prospectus. See "Shareholder Services -- Exchange Privilege."

     The Trustees of the Trust have determined that currently no conflict of interest exists between the classes of shares of each Fund. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the Investment Company Act of 1940 (the "1940 Act") and state laws, will seek to ensure that no such conflict arises.


     ADDITIONAL INFORMATION. In addition to the five Funds described in this Prospectus, the Trust offers shares in five Funds through other prospectuses. Three of the Funds have goals and investment policies like three of the Funds described in this Prospectus -- Common Sense Growth Fund, Common Sense Growth and Income Fund and Common Sense Government Fund ("Common Sense Funds"). Shares of such Common Sense Funds are offered at net asset value per share plus a maximum initial sales charge of 8.50% for the Growth Fund and the Growth and Income Fund and 6.75% for the Government Fund. Shares of such Common Sense Funds are not subject to any service fee, distribution fee or contingent deferred sales charge. The investment performance of the Common Sense Funds may be expected to differ from the investment performance of the Funds described in this Prospectus. A prospectus of the Common Sense Funds may be obtained from the Distributor or PFS Investments.


--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------


     The Trust is a duly organized Massachusetts business trust with ten separate Funds, five of which are described in this Prospectus -- the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund, the Growth and Income II Fund and the Government II Fund. Each Fund has separate assets and liabilities and a separate net asset value per share. Shares of a Fund represent an interest only in the assets of that Fund. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the goal of any of the Funds will be met.


--------------------------------------------------------------------------------
GOALS AND INVESTMENT POLICIES
--------------------------------------------------------------------------------

     Although each Fund of the Trust has a different goal which it pursues through separate investment policies described below, each Fund, except the International Equity Fund, will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco. The differences in goals and investment policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. The goals and investment policies, the percentage limitations, and the kinds of securities in which each Fund may invest are generally not fundamental policies and may be changed by the Trustees, unless expressly governed by those limitations as described under "Investment Practices and Risks" which can be changed only by action of the shareholders. If there is a change in the goal of any Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

EMERGING GROWTH II FUND

     The Emerging Growth II Fund seeks to provide capital appreciation for its shareholders; any ordinary income received from portfolio securities is entirely incidental. There can, of course, be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the Adviser may use to achieve such objective.

     Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of small and medium sized companies, both domestic and foreign, in the early stages of their life cycle that the Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

     The Fund does not limit its investment to any single group or type of security. The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

     The Fund's primary approach is to seek what the Adviser believes to be unusually attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Such investments may be increased by the Fund up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may invest up to 20% of its total assets in securities of foreign issuers. See "Investment Practices and Risks -- Securities of Foreign Issuers."

INTERNATIONAL EQUITY II FUND

     The International Equity II Fund seeks to provide a total return on its assets from growth of capital and income. The Fund seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

     Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of the Fund's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percentage or amount of the Fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

     In seeking to achieve its objective, the Fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Subadviser have potential for growth of capital. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the Fund may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). The Fund may invest in debt securities rated A or higher by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or other nationally recognized statistical rating agency or in nonrated securities considered by the Subadviser to be of comparable quality. When the Subadviser believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in seeking its objective of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Fund will be invested for capital appreciation or for income or any combination of both, the Subadviser regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.

     The Fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different foreign countries. Except as stated below, the Fund will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g. Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, The Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., Hungary, Poland, The Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Subadviser may determine from time to time. However, under unusual economic or market conditions as determined by the Subadviser, for defensive purposes the Fund may temporarily invest all or a major portion of its assets in U.S. Government securities or in United States currency denominated debt issues of foreign governments or agencies. To the extent the Fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Fund's investment objective.

     In determining the appropriate distribution of investments among various countries and geographic regions, the Subadviser ordinarily considers the following factors; prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Subadviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Subadviser will not view a company as being sufficiently well established to be considered for inclusion in the Fund's portfolio's unless the company, together with any predecessors, has been operating for at least three fiscal years.

     It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

     To the extent that the Fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in United States as well as foreign high quality money market instruments and equivalents.

GROWTH II FUND

     The Growth II Fund seeks capital appreciation through investments in common stocks and options on common stocks.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. The Fund may invest in options and other securities that have above average volatility of price movement. Because prices of common stocks, options and other investments fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries and by using stock index options and stock index futures and options thereon, as discussed in the Statement of Additional Information. There is no assurance that the Fund will be successful in achieving its goal.


     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. A description of the ratings of commercial paper and bonds is contained in the Appendix to the Statement of Additional Information. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements."


     Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon inherently involve greater than ordinary investment risk and the likelihood of more volatile price fluctuations. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

GROWTH AND INCOME II FUND

     The Growth and Income II Fund seeks reasonable growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. In general, the Fund intends to invest primarily in securities that have yielded a dividend or interest income to security holders within the past twelve months; however, it may invest in non-income producing investments held for anticipated increase in value. There is no assurance that the Fund will be successful in achieving its goal.

     Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's or BB or lower by S&P or in non-rated securities considered by the Adviser to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

     Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information.

GOVERNMENT II FUND

     The goal of the Government II Fund is to seek to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may purchase or sell options on U.S. Government securities and engage in transactions involving interest rate futures contracts and options on such contracts. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The Fund may invest in repurchase agreements fully collateralized by U.S. Government securities. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Repurchase Agreements" and "Forward Commitments." The Fund is not designed for investors seeking long-term capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund will be successful in achieving its goal.

     The Fund may also engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government,
(b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association. The Fund expects in any event that at all times at least 80% of its assets will be invested in U.S. Government securities.

     Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal of Securities program (i.e., "STRIPS"), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issue to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

     Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.

     Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure.

     Duration is an objective computation which allows an investment manager to make certain predictions regarding how the value of a portfolio will respond to changes in interest rate levels. Generally, larger measures of duration correspond to larger expected price changes in securities and portfolios. For example, a portfolio consisting entirely of treasury notes with a remaining maturity of five years would have a duration of about 4.5 years. A one percent change in interest rate levels should impact the securities prices and portfolio net asset value inversely to the change in direction in interest rates, by about 4.5%. A portfolio consisting entirely of treasury notes with a remaining maturity of ten years would have a duration of about 7.5 years. Here, a one percent change in interest rate levels should impact the securities prices and portfolio net asset value inversely to the change in direction in interest rates, by about seven to eight percent. This example, is intended for demonstration purposes only; however, and is not intended to approximate how the Fund's portfolio will respond to changes in interest rates. The Fund's investment portfolio may include securities with differing maturities and quality levels and the interest rates on those instruments may not all change by the same amount at the same time as rates rise or fall generally in the marketplace. Also, the treasury securities described in the example cannot be retired prior to maturity, while some of the securities in the Fund's portfolio can. These factors among others can cause the Fund's investment portfolio to respond somewhat differently to changes in interest rates than shown in the example.

     Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis expressed in years. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.


     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. At October 31, 1995, the average maturity of the debt securities owned by the Fund, as adjusted for investments in options, futures contracts and related options, was approximately 7.6 years and the duration of the portfolio was approximately 5.2 years. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The duration is likely to vary from time to time as the Adviser pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus, the objective of providing high current return consistent with preservation of capital is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the Adviser will be successful in achieving such results for the Fund.


     The Fund generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

     The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus if market prices of debt securities increase, the Fund receives less total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to "enhance" monthly distributions. During periods when the Fund has capital loss carry forwards any capital gains generated from such transactions will be retained in the Fund. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options," "Dividends, Distributions and Taxes" and the Statement of Additional Information for further discussion.

     The purchase and sale of options may result in a high portfolio turnover rate. See "Investment Practices and Risks -- Portfolio Turnover."

--------------------------------------------------------------------------------
INVESTMENT PRACTICES AND RISKS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (e.g., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Repurchase agreements involve certain risks in the event of a default by the other party. No Fund will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds in the case of the Growth II Fund, the Growth and Income II Fund and the Government II Fund, 10% of the value of the Fund's net assets and, in the case of the Emerging Growth II Fund and the International Equity II Fund, 15% of the value of the Fund's net assets. The International Equity II Fund may enter into repurchase agreements of up to 25% of its assets but the Fund currently does not expect that it will enter into repurchase agreements on more than 5% of its assets. See the Statement of Additional Information.

     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces greater efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to the Funds investing separately. The manner in which the joint account is managed is subject to conditions set forth in the SEC order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

     ADJUSTING INVESTMENT EXPOSURE. The Funds can use various techniques to increase or decrease their exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These techniques may involve derivative securities such as options, futures contracts, swaps, and forward commitments, all as discussed more fully below.

     OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS (ALL FUNDS). The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of a Fund's portfolio and the Adviser's or, in the case of the International Equity II Fund, the Subadviser's, expectations concerning the securities markets.

     For example, in times of stable or rising security prices, a Fund generally seeks to obtain maximum exposure to the securities markets, i.e., to be "fully invested." Nevertheless, even when a Fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. A Fund may also have cash on hand that has not yet been invested. The portion of a Fund's assets that is invested in cash equivalents does not fluctuate with security market prices, so that, in times of rising market prices, a Fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing futures contracts, however, a Fund can compensate for the cash portion of its assets and obtain equivalent performance to investing 100% of its assets in equity securities.

     If the Adviser or, in the case of the International Equity II Fund, the Subadviser, forecasts a market decline, a Fund may take a defensive position, reducing its exposure to the securities markets by increasing its cash position. By selling futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of a Fund's portfolio securities. Sale of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, a Fund could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

     As an alternative to selling futures contracts, a Fund can purchase puts (or futures puts) to hedge the portfolio's risk in a declining market. Since the value of a put increases as the index declines below a specified level, the portfolio's value is protected against a market decline to the degree the performance of the index correlates with the performance of a Fund's investment portfolio. If the market remains stable or advances, a Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

     In many cases, a Fund could achieve results similar to those available from options and futures contracts without investing in the options and futures markets. For example, instead of hedging portfolio securities it owned with options and futures contracts, the Fund could sell the securities and invest the proceeds in money market instruments. In other cases, however, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be implemented with greater ease and at lower cost by utilizing the options and futures markets.

     The International Equity II Fund may enter into futures contracts and options on futures contracts for non-hedging purposes, subject to applicable law. Such transactions may be considered a form of speculation.

     POTENTIAL RISKS OF OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS (ALL FUNDS). The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the Adviser or, in the case of the International Equity II Fund, the Subadviser, is not successful in employing such instruments in managing a Fund's investments, a Fund's performance will be worse than if a Fund did not make such investments. In addition, a Fund would pay commissions and other costs in connection with such investments, which may increase a Fund's expenses and reduce its return.

     Each Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by a Fund will be considered an illiquid security. Any OTC Option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. Each Fund other than the International Equity II Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. The International Equity II Fund may enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC")), or (ii) for non-hedging purposes provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts thereon by the Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian. The Growth II Fund, the Growth and Income II Fund and the Government II Fund may not invest more than 10% of their net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days; the Emerging Growth II Fund and the International Equity II Fund are limited to 15% of their net assets. The successful use of futures and options is dependent upon the ability of the Adviser or Subadviser to predict changes in interest rates. The daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options purchase transactions, where the exposure is limited to the cost of the premium for the option. Transactions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional Information.

     SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS (ALL FUNDS). There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     CURRENCY TRANSACTIONS (INTERNATIONAL EQUITY II FUND). In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Fund may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and various futures contracts and related options contracts. The Fund will enter into various currency transactions, i.e., forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund may enter into these currency contracts and swaps in primarily the following circumstances to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund has exposure. The Fund may seek to achieve the same economic result by using from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Subadviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

     INTEREST RATE TRANSACTIONS (INTERNATIONAL EQUITY II FUND). The Fund will enter into various interest rate transactions (i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments and interest rate swaps). The Fund will enter into these transactions primarily to "lock-in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The Fund will not enter into an interest rate swap transaction in which its interest commitment is greater or measured differently than the interest receivable on specific portfolio securities. Interest rate swaps may be combined with currency swaps to take advantage of rate differentials in different markets on the same or similar securities.

     MARKET INDEX TRANSACTIONS (INTERNATIONAL EQUITY II FUND). The Fund may enter into various market index contracts (i.e., index futures contracts on particular non-U.S. securities markets or industry segments and related put and call options). These contracts are used primarily to protect the value of the Fund's securities against a decline in a particular market or industry in which it is invested.

     POTENTIAL RISKS OF CURRENCY TRANSACTIONS, INTEREST RATE TRANSACTIONS AND MARKET INDEX TRANSACTIONS (INTERNATIONAL EQUITY II FUND). The Fund will engage in these transactions primarily as a means to hedge risks associated with management of its portfolio. All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities. In addition, these instruments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Fund's obligations. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result from an increase in the value of such currency or security.

     With respect to interest rate swaps, the Fund recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Fund's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Fund's ability to offset the swap at any time.

     FORWARD COMMITMENTS (GOVERNMENT II FUND). The Fund may purchase or sell U.S. Government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

     The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

     The Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

     SECURITIES OF FOREIGN ISSUERS (ALL FUNDS EXCEPT GOVERNMENT II FUND). The International Equity II Fund invests at least 65% of its total assets in the equity securities of foreign issuers and the Emerging Growth II Fund, the Growth II Fund and the Growth and Income II Fund may invest up to 20% of the value of their total assets in securities of foreign governments and companies of developed and emerging markets countries.

     Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

     Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.


     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See "Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issues of such securities.


     The Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund may invest in the securities of developing countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

     One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). Each Fund may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 10% of the total value of that Fund's assets (15% in the case of the Emerging Growth II Fund and the International Equity II Fund), and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. The Adviser believes the risk of loss on such transactions is slight, because, if a borrower was to default for any reason, the collateral should satisfy the obligation. See the Statement of Additional Information.

     RESTRICTED SECURITIES (EMERGING GROWTH II FUND, INTERNATIONAL EQUITY II FUND, GROWTH II FUND AND GROWTH AND INCOME II FUND). The Growth II Fund and the Growth and Income II Fund may each invest up to 10% of their net assets and the Emerging Growth II Fund and the International Equity II Fund may each invest up to 15% of their net assets in restricted securities and other illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the Adviser pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since it is not possible to predict with assurance how the markets for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor each Fund's investment in these securities focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

     Notwithstanding the foregoing, due to various state regulations, the Emerging Growth II Fund and the International Equity II Fund will not invest more than 10% of each Fund's net assets in restricted securities; restricted securities eligible for resale pursuant to Rule 144A are not included within this limitation. In the event that the Funds' shares cease to be qualified under the laws of such states or if such regulations are amended or otherwise cease to be operative, the Funds would not be subject to this 10% restriction.

     PORTFOLIO TURNOVER (ALL FUNDS). Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth II Fund and the Government II Fund may experience a high rate of portfolio turnover. This may occur, for example, if the Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the Adviser or, in the case of the International Equity II Fund, the Subadviser, deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth II Fund and the Government II Fund are not expected to exceed 400%, and the annual turnover rates of the Emerging Growth II Fund, the Growth and Income II Fund and the International Equity II Fund are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains. See "Dividends, Distributions and Taxes."


     PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES (ALL FUNDS). The Adviser or, in the case of the International Equity II Fund, the Subadviser, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Trust and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The Trust also executes transactions through Alex Brown & Sons, Inc., a director of which is also a Trustee of the Trust. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney, Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Smith Barney and Robinson Humphrey may be considered affiliated persons of the Distributor because they are each an indirect subsidiary of Travelers Group Inc. ("Travelers"). In order for Smith Barney and Robinson Humphrey to effect any such transaction, the commissions, fees or other remuneration received by Smith Barney and Robinson

Humphrey must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney and Robinson Humphrey to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney and Robinson Humphrey are consistent with the foregoing standard. Brokerage transactions with Smith Barney and Robinson Humphrey are also subject to such fiduciary standards as may be imposed upon Smith Barney and Robinson Humphrey by applicable law. U.S. Government securities in which the Trust invests are traded in the over-the-counter market. Such securities are generally traded on a net basis with a dealer acting as principal for its own account without a stated commission, although the prices of the securities usually include a profit to the dealer. It is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Trust seeks reasonably competitive spreads, the Trust will not necessarily be paying the lowest spread available. Brokerage commissions are paid on transactions in listed options, futures contracts and options thereon. The Adviser and, in the case of the International Equity II Fund, the Subadviser, is authorized to place portfolio transactions with broker-dealers participating in the distribution of shares of the Trust if it reasonably believes that the quality of the execution and any commission are comparable to that available from other qualified firms. The Adviser and, in the case of the International Equity II Fund, the Subadviser, is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such service if they determine that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser in managing the assets of other advisory accounts managed by the Adviser as well as in the management of the assets of the Trust.

     INVESTMENT IN INVESTMENT COMPANIES (INTERNATIONAL EQUITY II FUND, GROWTH II FUND AND GROWTH AND INCOME II FUND). The International Equity II Fund, the Growth II Fund and the Growth and Income II Fund may invest in a separate investment company, Van Kampen American Capital Small Capitalization Fund ("Small Cap Fund"), that invests in a broad selection of small capitalization securities. The shares of the Small Cap Fund are available only to investment companies advised by the Adviser. The Adviser believes that the use of the Small Cap Fund provides the Funds with the most effective exposure to the performance of the small capitalization sector of the stock market while at the same time minimizing costs. The Adviser charges no advisory fee for managing the Small Cap Fund, nor are there any sales load or other charges associated with distribution of its shares. Other expenses incurred by the Small Cap Fund are borne by it, and thus indirectly by the Funds and the American Capital funds that invest in it. With respect to such other expenses, the Adviser anticipates that the efficiencies resulting from use of the Small Cap Fund will result in cost savings for the Funds and the Van Kampen American Capital funds that invest in the Small Cap Fund. In large part, these savings will be attributable to the fact that administrative actions that would have to be performed multiple times if each Fund held its own portfolio of small capitalization stocks will need to be performed only once. The Adviser expects that the Small Cap Fund will experience trading costs that will be substantially less than the trading costs that would be incurred if small capitalization stocks were purchased separately for the Funds and the Van Kampen American Capital funds.

     The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.

     Each Fund will be deemed to own a pro rata portion of each investment of the Small Cap Fund. For example, if a Fund's investment in the Small Cap Fund were $10 million, and the Small Cap Fund had five percent of its assets invested in the electronics industry, the Fund would be considered to have an investment of $500,000 in the electronics industry. There is no separate limit on the portion of its assets a Fund may invest in Small Cap Funds.

     SHORT SALES AGAINST THE BOX (EMERGING GROWTH II FUND, INTERNATIONAL EQUITY II FUND, GROWTH II FUND AND GROWTH AND INCOME II FUND). Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

     To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

     LEVERAGE (INTERNATIONAL EQUITY II FUND). The Fund may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

     Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

INVESTMENT RESTRICTIONS

     RESTRICTIONS APPLICABLE TO ALL OF THE FUNDS. Each Fund has adopted a number of investment restrictions which may not be changed without the approval of the holders of a majority (as defined by the 1940 Act) of the shares of such Fund. The percentage limitations need only be met at the time the investment is made or other relevant action taken. These restrictions provide, among other things, that a Fund may not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby), or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

     2. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby.);

     3. With respect to all Funds other than the Emerging Growth II Fund and the International Equity II Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to the Emerging Growth II Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respect to the International Equity II Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. (See "Leverage".) Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent the International Equity II Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's total assets. The International Equity II Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction;

     4. Make any investment in real estate, commodities or commodities contracts, except that each Fund may engage in transactions in forward commitments, futures contracts, foreign currency futures and related options and may purchase or sell securities which are secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein; and the International Equity II Fund may engage in currency transactions;

     5. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% (or in the case of the Emerging Growth II Fund and the International Equity II Fund, 15%) of the market or other fair value of its total net assets; provided, however, that with respect to the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Investment Practices and Risks -- Repurchase Agreements";

     6. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Fund; and

     7. Lend its portfolio securities in excess of 10% (15% in the case of the Emerging Growth II Fund and the International Equity II Fund) of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.

     The Emerging Growth II Fund retains the right to invest up to 25% of the value of its total assets in one company, but intends to do so only if a particular company is believed to afford better than average prospects in market appreciation at a time when general business conditions and trends in the market as a whole are considered to make greater diversification less desirable.

     In addition to the foregoing, the Trust has adopted additional investment restrictions, which may be changed by the Trustees without a vote of shareholders, as follows:

     FOREIGN INVESTMENTS FOR FUNDS OTHER THAN THE INTERNATIONAL EQUITY II
FUND. The Emerging Growth II Fund, the Growth II Fund and the Growth and Income II Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of a Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth and Income II Fund and the Growth II Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put and call options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information. The Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund may purchase put and call options which are purchased on an exchange or over-the-counter in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

     The Government II Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.

     ALCOHOL OR TOBACCO. Each Fund, except the International Equity II Fund, may not purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

--------------------------------------------------------------------------------
THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

     The Trust is a diversified, open-end management investment company, generally known as a mutual fund, organized as a Massachusetts business trust on January 29, 1987. A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a diversified portfolio of securities by combining their resources in an effort to achieve such goals.


     The Trustees have the responsibility for overseeing the affairs of the Trust. The Adviser, 2800 Post Oak Boulevard, Houston, Texas 77056, determines the investment of the Trust's assets, provides administrative services and manages the Trust's business and affairs. The Adviser is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and nearly $50 billion under management or supervision. Van Kampen American Capital's 67 open-end and 38 closed-end funds and more than 3,000 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership (the "C&D L.P.") a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York private investment firm. The general partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Trust owns or would own five percent or more of the common stock of VK/AC Holding, Inc. The Adviser, 2800 Post Oak Boulevard, Houston, Texas 77056, together with its predecessors, has been in the investment advisory business since 1926.



     The Subadviser is located at 388 Greenwich Street, New York, New York 10013. The Subadviser is an indirect wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), a financial services holding company engaged through its subsidiaries principally in three business segments -- investment services, consumer finance services and insurance services. The Subadviser was formed in 1968 and serves as investment manager to numerous other investment companies having aggregate assets as of the date of this Prospectus in excess of $60 billion.


     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under separate investment advisory agreements with each Fund other than the Emerging Growth II Fund and the International Equity II Fund dated December 20, 1994, the Trust pays the Adviser an annual fee for the Growth II Fund and the Growth and Income II Fund, calculated separately for each Fund at the following rates:
0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and

0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the Government II Fund of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. The fee is computed daily and payable monthly with respect to each Fund. With respect to the Emerging Growth II Fund and the International Equity II Fund, each Fund has entered into an investment advisory agreement with the Adviser dated February 21, 1995. The Trust pays the Adviser an annual fee for the Emerging Growth II Fund at the following rates: 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the International Equity II Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trust believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. Each of the investment advisory agreements described above is referred to in this Prospectus as an "Advisory Agreement" and together, as the "Advisory Agreements." The Adviser has entered into a subadvisory agreement dated February 21, 1995 (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions with respect to the International Equity II Fund. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser from the International Equity II Fund.

     Under the Advisory Agreement with the International Equity II Fund, the Adviser is responsible for furnishing or causing to be furnished to the Fund advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the International Equity II Fund, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. Pursuant to the Subadvisory Agreement, the Subadviser is responsible for the day to day operations and investment decisions for the International Equity II Fund and is authorized, in its discretion and without prior consultation with the Adviser, to: (a) manage the Fund's assets in accordance with its investment objective and policies; (b) make investment decisions; (c) place purchase and sale orders for portfolio transactions; and
(d) employ professional portfolio managers and securities analysts who provide research services.

     Under each of the foregoing Advisory Agreements, the Trust also reimburses the Adviser for the actual cost of the Trust's accounting services, which include maintaining its financial books and records and calculating the daily net asset value of each Fund. Operating expenses paid by the Trust include transfer agency fees, distribution fees, service fees, custodian fees, legal and auditing fees, trustees' fees, the cost of registration of its shares under federal laws and state blue sky laws, the cost of reports and proxies to shareholders, and all other ordinary business expenses not specifically assumed by the Adviser or any other party.

     The Adviser and, in the case of the International Equity II Fund, the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount.


     PERSONAL INVESTING POLICIES. The Trust and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors/trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to pre-clearance and other procedures designed to prevent conflicts of interest.



     PORTFOLIO MANAGEMENT. Stephen Boyd has been primarily responsible for the day-to-day management of Growth II Fund's investment portfolio since its inception. Mr. Boyd is Vice President of the Trust and Senior Vice
President -- Portfolio Manager of the Adviser. James Gilligan has been primarily responsible for the day-to-day management of Growth and Income II Fund's investment portfolio since July 11, 1994. Mr. Gilligan is Vice President of the Trust and Vice President -- Portfolio Manager of the Adviser since March, 1990. John Reynoldson has been primarily responsible for the day-to-day management of Government II Fund's investment portfolio since its inception. Mr. Reynoldson is Vice President of the Trust and Senior Vice President -- Portfolio Manager of the Adviser. Gary M. Lewis is primarily responsible for the day-to-day management of the Emerging Growth II Fund's investment portfolio since its inception in February 1995. Mr. Lewis is Vice President of the Trust and has been Vice President -- Portfolio Manager of the Adviser since December 1987.



     The International Equity II Fund is co-managed by Jeffrey Russell and James Conheady of the Subadviser. Mr. Russell and Mr. Conheady, Managing Directors of Smith Barney, are members of the international equity team and each is a Vice President of the Trust. Together, Messrs. Conheady and Russell currently manage in excess of $2.2 billion of global equity assets for other investment companies and managed accounts. Prior to joining Smith Barney in February 1990, Mr. Conheady was a First Vice President and Mr. Russell was Vice President of Drexel Burnham.


--------------------------------------------------------------------------------
PURCHASE OF SHARES
--------------------------------------------------------------------------------

GENERAL

     Each Fund offers two classes of shares to the general public. Class A shares are sold with an initial sales charge; Class B shares are sold without an initial sales charge and are subject to a contingent deferred sales charge upon certain redemptions. See "Multiple Pricing System" for a discussion of factors to consider in selecting which class of shares to purchase.

     Shares of beneficial interest of each Fund are offered continuously for sale by the Distributor, an indirect subsidiary of Travelers, 65 East 55th Street, New York, New York 10022. Shares of beneficial interest in each Fund are available through PFS Investments, an affiliate of Travelers. Initial investments in a Fund must be at least $250 and subsequent investments must be at least $25. The Distributor may waive the minimum amount for initial investment for shares involving periodic investments. Shares of each Fund may be sold in foreign countries where permissible. Each Fund and the Distributor reserve the right to refuse any order for the purchase of shares. The Trust also reserves the right to suspend the sale of any Fund's shares to the public in response to conditions in the securities markets or for other reasons and to refuse any order for the purchase of shares.


     Shares may be purchased on any business day by completing the application included in this Prospectus and forwarding the application through PFS Investments, Inc. to PFS Shareholder Services (the "Transfer Agent"), 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.


     Additionally, investments of $25,000 or more may be made by having your bank wire federal funds (funds of the Federal Reserve System) to the Transfer Agent's bank. Wire transfers will only be accepted on days your bank, the Transfer Agent, the Trust, and Bank South of Atlanta ("Bank South") are open for business. Your wired funds must be received by 4:00 p.m. Eastern time by Bank South to be credited to your account that day. Otherwise, your wire purchase will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by the Trust. If the wire purchase does not contain the information stated below, the Trust may reject it. Delays that may occur in wiring funds, including delays in processing by the banks, are not the responsibility of the Trust or Transfer Agent.

     You must pay any charge assessed by your bank for the wire service. If a wire transfer is rejected, all money received by the Trust, less any costs incurred by the Trust or Transfer Agent in rejecting it, will be returned promptly.

     To insure the proper handling of your investment, the following procedures should be observed:

          New Account Procedures -- If the wire transfer is for a new account, you and your PFS Investments representative should call the Transfer Agent's Customer Service Department at (800) 544-5445 and ask for the Wire Purchase Desk. They will assist you in establishing your account and processing your wire purchase.

          Existing Account Procedures -- If the wire transfer is for an existing account, the wire must be sent to Bank South, Routing Number 061000078, Atlanta, Georgia. It should state the following:

              "Credit PFS Account #6380344
              For Further Credit to CST Account #_________ (your account number) For _____________________________(your name)"

     Upon executing your wire transfer, you or your PFS Investments representative should contact the Transfer Agent's Wire Purchase Desk to notify them of your name, your Trust account number and the name of the bank transmitting the federal funds.

     Shares are offered at the next determined net asset value per share, plus a front-end or contingent deferred sales charge depending on the method of purchasing shares chosen by the investor, as shown in the tables herein. Net asset value per share of each Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) each day the Exchange is open. Net asset value per share of each class of each Fund is determined by dividing the value of each Fund's portfolio securities, cash, and other assets (including accrued interest) attributable to each class less all liabilities (including accrued expenses) attributable to each class by the total number of shares of the class outstanding.

     Generally, the net asset values per share of the Class A and Class B shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A and Class B shares may differ from one another, reflecting the daily expense accruals of the distribution and incremental transfer agency fees, if any, applicable with respect to the Class B shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value after an order in proper form is received by the Transfer Agent plus applicable Class A sales charges.

     Each class of shares of each Fund represents an interest in the same portfolio of investments of such Fund, has the same rights and is identical in all respects, except that (i) Class B shares bear the expenses of the deferred sales arrangement and any expenses (including the distribution fee and any incremental transfer agency costs) resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan pursuant to which its distribution fee and/or service fee is paid which relate to a specific class, and (iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. See "Distribution Plans" and "Shareholder Services -- Exchange Privilege." The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by the amount of the distribution fee and incremental expenses, if any, associated with such distribution fee. Sales personnel of PFS Investments distributing each Fund's shares may receive differing compensation for selling Class A or Class B shares.

CLASS A SHARES

     The public offering price of Class A shares of each Fund is the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLES

EMERGING GROWTH II FUND, INTERNATIONAL EQUITY II FUND, GROWTH II FUND AND GROWTH AND INCOME II FUND

                                                                                                                       REALLOWED
                                                                                                                        TO PFS
                                                                                      AS % OF                         INVESTMENTS
                                                                                        NET            AS % OF        (AS A % OF
                                    SIZE OF                                           AMOUNT          OFFERING         OFFERING
                                   INVESTMENT                                        INVESTED           PRICE           PRICE)*
----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000...............................................................       5.82%            5.50%            4.75%
$50,000 but less than $100,000..................................................       4.99%            4.75%            4.00%
$100,000 but less than $250,000.................................................       3.90%            3.75%            3.25%
$250,000 but less than $500,000.................................................       3.09%            3.00%            2.50%
$500,000 but less than $1,000,000...............................................       2.04%            2.00%            1.75%
$1,000,000 or more..............................................................   (see herein)     (see herein)     (see herein)
----------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT II FUND

                                                                                                                       REALLOWED
                                                                                                                        TO PFS
                                                                                      AS % OF                         INVESTMENTS
                                                                                        NET            AS % OF        (AS A % OF
                                    SIZE OF                                           AMOUNT          OFFERING         OFFERING
                                   INVESTMENT                                        INVESTED           PRICE           PRICE)*
----------------------------------------------------------------------------------------------------------------------------------
Less than $100,000..............................................................       4.99%            4.75%            4.00%
$100,000 but less than $250,000.................................................       3.90%            3.75%            3.25%
$250,000 but less than $500,000.................................................       3.09%            3.00%            2.50%
$500,000 but less than $1,000,000...............................................       2.04%            2.00%            1.75%
$1,000,000 or more..............................................................   (see herein)     (see herein)     (see herein)
----------------------------------------------------------------------------------------------------------------------------------

* Additionally, the Distributor will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3%.

     No sales charge is payable at the time of purchase on investments of $1 million or more. A commission will be paid by the Distributor to PFS Investments for purchases of $1 million or more as follows: 1% on sales to $2 million, plus 0.80% on the next million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million. This commission will be reallowed to PFS Investments on a quarterly basis prorated over the first 12 months as long as the assets remain invested.

     Class A shares of the Funds may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Plan") for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended. Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. Additionally, Class A shares of the Emerging Growth II Fund and the International Equity II Fund are offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts represent the redemption proceeds from the Common Sense Growth Fund, Common Sense Growth and Income Fund, Common Sense Government Fund, or Common Sense Municipal Bond Fund if such redemption has occurred no more than 60 days prior to the purchase of shares. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. The Distributor may pay PFS Investments representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Transfer Agent at (800) 544-5445 for further information and appropriate forms.

     PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments representatives that sell shares of the Trust.

     Investors purchasing Class A shares may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described herein.

     VOLUME DISCOUNTS. The size of the investment shown in the preceding tables applies to the total amount being invested by any person in shares of the indicated Fund alone, or in any combination of shares of the Fund and shares of other Common Sense Funds (except Common Sense Money Market Fund). A person eligible for a volume discount includes an individual; members of a family unit comprising husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

     CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding tables may also be determined by combining the amount being invested in shares of the indicated Fund plus the current offering price of all shares of other Common Sense Funds (except Common Sense Money Market Fund) which have been previously purchased and are still owned. Shares previously purchased are only taken into account, however, if the Transfer Agent is notified by the shareholder at the time an order is placed for a purchase which would qualify for a reduced sales load on the basis of the current value of previous purchases and if sufficient information is furnished to permit confirmation of such purchases.

     LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating all investments over a 13-month period to determine the sales load as outlined in the preceding tables. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. The size of investment shown in the preceding tables also includes purchases of shares of any Fund and other Common Sense Funds (except Common Sense Money Market Fund) over a 13-month period, based on the total amount of intended purchases plus the value of all shares at the offering price of such Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charge applicable to the aggregate purchases made and the sales charge previously paid. The initial purchase must be for an amount equal to at least five percent of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustment in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form included in this Prospectus.

CLASS B SHARES

     Class B shares are offered at the next determined net asset value. Class B shares which are redeemed within five years of purchase are subject to a contingent deferred sales charge at the rates set forth in the following tables charged as a percentage of the dollar amount subject thereto. The charge is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gains distributions.

     The amount of the contingent deferred sales charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

EMERGING GROWTH II FUND, INTERNATIONAL EQUITY II FUND, GROWTH II FUND AND GROWTH AND INCOME II FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  CONTINGENT DEFERRED SALES CHARGE
                                                                                                         AS A PERCENTAGE OF
                                       YEAR SINCE PURCHASE                                        DOLLAR AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------------------------------------------------
First............................................................................................                  5%
Second...........................................................................................                  4%
Third............................................................................................                  3%
Fourth...........................................................................................                2.5%
Fifth............................................................................................                1.5%
Sixth............................................................................................                None
-------------------------------------------------------------------------------------------------

GOVERNMENT II FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  CONTINGENT DEFERRED SALES CHARGE
                                                                                                         AS A PERCENTAGE OF
                                       YEAR SINCE PURCHASE                                        DOLLAR AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------------------------------------------------
First............................................................................................                  4%
Second...........................................................................................                  4%
Third............................................................................................                  3%
Fourth...........................................................................................                2.5%
Fifth............................................................................................                1.5%
Sixth............................................................................................                None
-------------------------------------------------------------------------------------------------

     In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares acquired pursuant to reinvestment of dividends or distributions, second, of shares held for over five years and third, of shares held for less than five years. The charge is not applied to dollar amounts representing an increase in the net asset value since the time of purchase.

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired ten additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), ten shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a deferred sales charge at a rate of 4% (the applicable rate in the second year after purchase).

     A commission or transaction fee of 4% of the purchase amount will be paid to PFS Investments at the time of purchase. Additionally, the Distributor may, from time to time, pay additional promotional incentives in the form of cash or other compensation, to PFS Investments representatives that sell Class B shares of the Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

     The contingent deferred sales charge is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with certain distributions from an IRA or other retirement plan, (iii) pursuant to the Trust's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Trust to liquidate a shareholder's account as described herein under "Redemption of Shares." See the Statement of Additional Information for further discussion of waiver provisions.

--------------------------------------------------------------------------------
DISTRIBUTION PLANS
--------------------------------------------------------------------------------

     Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares ("distribution expenses") and servicing its shareholders in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such Rule, the Trustees of the Trust, and the shareholders of each class of each Fund have adopted two Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." Each Distribution Plan is in compliance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD Rules") applicable to mutual fund sales charges. The NASD Rules limit the annual distribution costs and service fees that a mutual fund may impose on a class of shares. The NASD Rules also limit the aggregate amount which the Fund may pay for such distribution costs. Under the Class A Plan, a Fund pays 0.25% per annum of its average daily net assets attributable to such class of shares to the Distributor as a service fee. The service fee is intended to cover personal services provided to Class A shareholders of a Fund by representatives of PFS Investments and the maintenance of their accounts.

     Under the Class B Plan, Class B shares are subject to a combined annual distribution fee and service fee at the rate of 1% of a Fund's aggregate average daily net assets attributable to such class of shares. Payments to the Distributor under the Class B Plan applicable to Class B shares are used to make service fee payments to PFS Investments of 0.25% per annum of average daily net assets. In this regard, the Fund pays the Distributor 0.75% of the aggregate average daily net assets of Class B shares, as compensation for providing sales and promotional activities and services. Such activities and services relate to the sale, promotion and marketing of the Class B shares. The expenditures of the Distributor may consist of sales commissions to PFS Investments for selling Class B shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class B shares of a Fund and the costs of preparing and distributing promotional materials with respect to such Class B shares.

     The Distributor receives the proceeds of the initial sales charge paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares, and may use these proceeds for any of the distribution or service expenses described above.

     During the period they are in effect, the Class A Plan and the Class B Plan obligate each Fund to pay service fees and distribution fees to the Distributor as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed its service or distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if the Distributor's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the service fees and distribution fees to the Distributor until either the applicable Plan is terminated or not renewed. In that event, the Distributor's expenses in excess of service fees and distribution fees received or accrued through the termination date will be the Distributor's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of each Fund's Plans, the Trustees will review each Plan and the Distributor's corresponding expenses for each class separately.

     In adopting the Class A Plan and the Class B Plan, the Trustees of the Trust determined that there was a reasonable likelihood that such Plans would benefit each Fund and its shareholders. Information with respect to distribution and service revenues and expenses is presented to the Trustees each year for their consideration in connection with their deliberations as to the continuance of the Distribution Plans. In their review of the Distribution Plans, the Trustees are asked to take into consideration expenses incurred in connection with the distribution and servicing of each class of shares separately. The sales charge and distribution fee, if any, of a particular class will not be used to subsidize the sale of shares of the other classes.


     Actual distribution expenditures paid by the Distributor with respect to Class B shares for any given year are expected to exceed the fees received pursuant to the Class B Plan and payments received pursuant to contingent deferred sales charges. Such excess will be carried forward without interest charges, unless permitted under SEC regulations, and may be reimbursed by the Fund or its shareholders from payments received through contingent deferred sales charges in future years and from payments under the Class B Plan so long as such Plan is in effect. For example, if in a fiscal year the Distributor incurred distribution expenses under the Class B Plan of $1 million, of which $500,000 was recovered in the form of contingent deferred sales charges paid by investors and $400,000 was reimbursed in the form of payments made by the Fund to the Distributor under the Class B Plan, the balance of $100,000, would be subject to recovery in future fiscal years from such sources. For the period July 1, 1994 through June 30, 1995, the unreimbursed expenses incurred by the Distributor under the Class B Plan and carried forward for the Growth II Fund, the Growth and Income II Fund, the Government II Fund, the Emerging Growth II Fund and the International Equity II Fund were approximately $841,000 or 6.60%, $494,000 or 6.98%, $275,000 or 6.23%,
$124,000 or 12% and $40,000 or 4.22%, respectively of the Class B shares' average net assets.


     If the Class B Plan was terminated or not continued, the Fund would not be contractually obligated and has no liability to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The Trust offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. A CST Shareholder Service Form should be completed to effect a change or cancel any Common Sense Trust account option. The CST Shareholder Service Form is provided in the CST New Account Welcome Package. Additional CST Shareholder Service Forms may be obtained from the Transfer Agent. Customer Service representatives are available from 9:00 a.m. to 8:00 p.m. Monday through Friday (Eastern time) to assist you. If you prefer a Spanish-speaking representative, please call (800) 544-7278 (Monday through Friday). TDD service is available for the hearing impaired at (800) 824-1721.

SHAREHOLDER SERVICES APPLICABLE TO ALL CLASSES

     INVESTMENT ACCOUNT. Each shareholder of record has an investment account under which shares are held by the Transfer Agent. The Trust recommends that shares be left on deposit with the Transfer Agent. If a share certificate is desired, it is issued only for full shares (preferably 100 shares or more) and must be requested in writing from the Transfer Agent for each transaction. Except as described below, after each share transaction in an account, the shareholder will receive a report showing the activity in the account. A quarterly report will be sent to shareholders utilizing the pre-authorized check plan. Additions to an investment account may be made at any time by mailing a check directly to the Transfer Agent. There is no charge for establishing an investment account in any Fund.

     REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gain distributions in shares of a Fund. Such shares are acquired at net asset value (without a sales charge). This reinvestment is automatic unless the shareholder instructs otherwise. The investor may, on the CST Additional New Account Options Form found in the Prospectus, instruct that dividends and/or capital gains distributions be paid in cash or be credited to another account of the same class of any other Fund described in this Prospectus and the Growth Opportunity Fund. If you are changing this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     PRE-AUTHORIZED CHECK PLAN. A pre-authorized check plan is available under which a shareholder can authorize the Transfer Agent to draw on a bank account on a regular basis to invest pre-determined amounts in shares of a Fund. To establish or change an existing pre-authorized check plan, a shareholder should give the Transfer Agent ten days prior notice before drawing on such bank account. You may choose to have your draft on any day of the month and the Transfer Agent will submit the draft to your bank on that day. Additionally, the Transfer Agent will purchase shares in your Common Sense Trust account on the day indicated for the amount of the draft. If the draft is returned to the Transfer Agent from the depository bank, it may attempt to redeposit the draft in an effort to collect the proceeds before cancelling the shares bought with the draft. A shareholder may designate in the application to increase the amount of the pre-authorized check on an automatic basis. Additional information is contained in the application included in this Prospectus. There is no charge for establishing a pre-authorized check plan. Standard Pre-Authorized Check Plan minimum draft amount is $25.


     RETIREMENT PLAN. Eligible investors may establish individual retirement accounts ("IRAs"). PFS Investments, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 serves as custodian under IRA, SEP and 403(b)(7) plans. There is an annual $20 maintenance fee. This fee is deducted from a shareholder's account balance each December, unless prepaid. If a redemption is requested during the year, the maintenance fee will be deducted from the redemption proceeds. There will be no additional fees for the establishment of new accounts. Details regarding fees, as well as information regarding plan administration and other details regarding this Retirement Plan is available from PFS Investments' registered representatives.


     EXCHANGE PRIVILEGE. Shares of any Fund may be exchanged for shares of the same class of any of the other Funds described in this Prospectus upon payment of the excess, if any, of the sales charge applicable to the Fund being acquired over the sales charge paid on the purchase.

     Class B shareholders of a Fund have the ability to exchange their shares ("original shares") for the same class of shares of any other Fund described in this Prospectus that offers such class of shares ("new shares") in an amount equal to the aggregate net asset value of the original shares, without the payment of any contingent deferred sales charge otherwise due upon redemption of the original shares. For purposes of computing the contingent deferred sales charge payable upon a redemption of the new shares, the holding period for the original shares is added to the holding period of the new shares. Class B shareholders would remain subject to the contingent deferred sales charge imposed by the original fund upon their redemption from the Common Sense family of funds.

     Shares of the fund to be acquired must be registered for sale in the investor's state and an exchange fee, currently $5 per transaction, is charged by the Transfer Agent except as described below under "Systematic Exchange." Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes, although if the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired. See the Statement of Additional Information. A Fund reserves the right to reject any order to acquire its shares through exchange, or otherwise modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

     A shareholder wishing to make an exchange may do so by completing a CST Exchange Form and sending it to the Transfer Agent. A signature guarantee and other documentary evidence may be required for certain registrations other than individual accounts, (e.g., corporation, trust, etc.). Exchanges are effected at the net asset value next calculated after the request is received in good order. See "Purchase of Shares" and "Redemption of Shares." If the exchanging shareholder does not have an account in the Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan or a pre-authorized bank draft for the new account, however, an exchanging shareholder must file a specific written request.

     A shareholder may utilize the Transfer Agent's Facsimile Transaction Line ("FAX") to effect an exchange as long as a signature guarantee or other documentary evidence is not required. Exchange requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile exchanges may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular exchange procedure described above. Facsimile exchanges received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     An investor considering an exchange should refer to the prospectus for additional information regarding such fund prior to investing.

     SYSTEMATIC EXCHANGES. A shareholder has the option to systematically exchange a dollar or share amount on a monthly basis. You may automatically exchange shares from one CST account for shares in another CST account on a regular schedule (e.g., monthly or quarterly). The accounts must be of the same class and have identical registrations and the originating account must have a minimum balance of $5,000. The $5 transaction fee will be waived for all systematic exchanges. The minimum exchange amount is $50. You may add this service to your account by completing the CST Additional New Account Options Form, found in the Prospectus, and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which any capital gain or loss will be recognized. The planholder may arrange for monthly, quarterly, semiannual or annual checks in any amount not less than $50, in multiples of $5, unless specifically authorized by the Distributor.

     Class B shareholders who establish a withdrawal plan may redeem up to 12% annually of the shareholder's Initial Account Balance without incurring a contingent deferred sales charge. Initial Account Balance means the amount of the shareholder's investment in a Fund at the time the election to participate in the plan is made. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge" and the Statement of Additional Information.

     Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gain distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. There is no charge for establishing a systematic withdrawal plan. You may add this service to your account by completing the CST Additional New Account Options Form, found in the Prospectus, and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     DOLLAR COST AVERAGING. Special services are available that enable investors to take advantage of dollar cost averaging through automatic monthly investments. Dollar cost averaging involves the investment of a fixed dollar amount in investment vehicles such as the Funds at pre-set intervals. This practice will result in more shares being purchased when a Fund's net asset value is relatively low, and fewer shares being purchased when a Fund's net asset value is relatively high. Therefore, the investor's overall cost of shares purchased is lower than it would be if the investor purchased a fixed number of shares at pre-set intervals.

     Investors may purchase shares of any of the Funds by using pre-authorized checks drawn on the investor's bank account. See "Pre-Authorized Check Plan." Further information on automatic investing and the advantages of dollar cost averaging is set forth in the Statement of Additional Information.


     ACCOUNT STATEMENTS/REPORTS. A client will receive several statements and reports as a Common Sense Trust shareholder. Each time a financial transaction occurs, a confirmation statement identifying the shares bought or sold will be mailed. On an annual basis, each January, a year-end statement detailing the previous year's transactions will be provided. Information required for income-tax reporting will also be distributed to shareholders, usually in January.

     In addition to the above shareholder activity statements, a Semi-Annual and Annual Financial Report will be distributed which includes a Statement of Net Assets identifying each security the Fund is invested in.



     Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $10 charge for each Account Transcript requested.



     Additional information regarding Common Sense Trust's services may be obtained by contacting the Client Services Department at (800) 544-5445.


SHAREHOLDER SERVICES APPLICABLE TO CLASS A SHAREHOLDERS ONLY

     CHECK WRITING PRIVILEGE. A Class A shareholder holding shares of the Government II Fund for which certificates have not been issued may appoint the Fund's Transfer Agent as agent and request, on the application form, special forms of drafts payable through Fidelity National Bank ("Fidelity"). The Transfer Agent issues these drafts on behalf of the Fund in books of ten drafts, for which there is a charge by the Fund of $7.50 per book. These drafts may be made payable by the shareholder to the order of any person in any amount of $250 or more. When a draft is presented to Fidelity for payment, full and fractional shares required to cover the amount of the draft will be redeemed from the shareholder's account by the Transfer Agent at the next determined net asset value. Any gain or loss realized on the sale of shares is a taxable event. See "Redemption of Shares." Drafts will not be honored for redemption of shares held less than fifteen (15) days, or until the Transfer Agent is presented with satisfactory evidence that the purchase check has cleared. Any shares for which there are outstanding certificates may not be redeemed by draft. If the amount of the draft is greater than the proceeds of all uncertificated shares held in the shareholder's account, the draft will be returned and the shareholder may be subject to additional charges imposed by banks. A shareholder may not liquidate the entire account by means of a draft. The check writing privilege may be terminated or suspended at any time by the Fund or Fidelity. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on Government II Fund checks. Fidelity will only honor those drafts authorized by the Trust.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Shareholders may redeem for cash some or all of their shares of any Fund at any time by sending a written request in proper form directly to the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

     As described herein under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge.

     The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not to be paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.


     Generally, a properly completed CST Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. All 403(b)(7) distributions will have the 20% mandatory withholding deducted unless the proceeds are payable to a new Custodian/Trustee as successor Custodian/Trustee. A Letter of Acceptance from the successor Custodian/Trustee is required and must accompany the distribution request.


     A shareholder may utilize the Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Transfer Agent. Payment for shares redeemed will be made by check mailed within seven days after acceptance by the Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

     After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.

     The Trust may redeem any shareholder account with a net asset value of less than $200. Three months advance notice of any such involuntary redemption is required and the shareholder may purchase prior to such redemption the required value of additional shares in order to avoid such involuntary redemption. Any involuntary redemption may only occur if the shareholder's account is less than the required minimum due to shareholder redemptions or did not reach the required minimum because the shareholder failed to meet the shareholder's obligations under a periodic investment arrangement. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares. Any applicable contingent deferred sales charge will be deducted from the proceeds of this redemption.

     REINSTATEMENT PRIVILEGE. A Class A or Class B shareholder who has redeemed shares of a Fund may reinvest any portion or all of the proceeds of such redemption in Class A shares of such Fund or any other Common Sense II Fund. Such reinvestment is made at the net asset value (without sales charge) next determined after the order is received, which must be within 60 days after the date of the redemption. This privilege can be exercised only once.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Unless the shareholder instructs otherwise, all dividends and capital gains distributions of each Fund are automatically reinvested in additional shares of such Fund. See "Shareholder Services -- Reinvestment Plan." Dividends and distributions paid by a Fund have the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as discussed below.

     The per share dividends on Class B shares will be lower than the per share dividends on Class A shares as a result of the distribution fees and any incremental transfer agency fees applicable to such class of shares.

     DIVIDENDS AND DISTRIBUTIONS OF THE EMERGING GROWTH II FUND, THE INTERNATIONAL EQUITY II FUND, THE GROWTH II FUND AND THE GROWTH AND INCOME II FUND. Dividends from stocks and interest earned from other investments are the main source of income for the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund. When a Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years.

     The Emerging Growth II Fund, the International Equity II Fund and the Growth II Fund distribute substantially all of their net investment income, less expenses, and any net realized capital gains annually, normally in December. The Growth and Income II Fund distributes substantially all of its net investment income, less expenses quarterly, normally in March, June, September and December, and it distributes any net realized capital gains annually, normally in December. Net long-term gains realized from all four Funds' transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS AND DISTRIBUTIONS OF THE GOVERNMENT II FUND. Income dividends are declared each business day, and paid monthly. Any taxable net realized short-term capital gains may be distributed quarterly and any net realized long-term gains are distributed to shareholders annually, normally in December. Net long-term gains realized from the Fund's transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     In computing interest income, the Fund does not amortize debt discount or premiums resulting from the purchase of debt securities. Thus in the case of U.S. Government securities purchased at a premium, interest income is greater than it would be if the premium was amortized.

     TAXES. Each Fund intends to qualify as a regulated investment company under the Code. By so qualifying and by distributing all of its net investment income and net realized capital gains within the time periods specified in the Code, each Fund would not be required to pay any federal income tax. Dividends from net investment income and distributions from any net realized short-term capital gains are taxable to shareholders as ordinary income. All such dividends are taxable to the shareholder whether or not reinvested in shares. However, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

     Dividends and interest received by the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Fund distributed to shareholders.

     If, at the end of the International Equity II Fund's taxable year, more than 50% of the value of its total assets consists of stock or securities of foreign corporations, the International Equity II Fund may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The International Equity II Fund will make this election only if it deems the election to be in the best interests of its shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the International Equity II Fund makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributed to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the International Equity II Fund from its foreign source income will be treated as foreign source income. The International Equity II Fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the International Equity II Fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the International Equity II Fund.

     The foregoing is a brief summary of some of the federal income tax considerations affecting the Trust and its investors who are U.S. residents or U.S. corporations. Investors should consult their tax advisors for more detailed tax advice including state and local tax considerations. Foreign investors should consult their own counsel for further information as to the U.S. and their country of residence or citizenship tax consequences of receipt of dividends and distributions from the Trust.

     Shareholders are notified annually of the federal tax status of dividends and capital gains distributions, including information as to the portion (including short-term capital gains) taxable as ordinary income, and the portion taxable as long-term capital gains. TO AVOID BEING SUBJECT TO A 31% FEDERAL BACKUP WITHHOLDING ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS MUST FURNISH THE FUND WITH THEIR CORRECT TAXPAYER IDENTIFICATION NUMBER. Shareholders are urged to consult their tax advisers with specific reference to their own tax situation.

     TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS. Gains or losses on each Fund's transactions in certain listed options (except certain equity options) on securities or indices, futures or options on futures generally are treated as 60% long-term and 40% short-term, and positions held by a Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised in which case the character of the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting positions and generally terminates the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     From time to time, each of the Funds may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one year, five years and for the life of each Fund. Other total return quotations, aggregate or average, over other time periods may also be included.

     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the current maximum public offering price (which includes a maximum sales charge of 5.50% for Class A shares of the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund and 4.75% for Class A shares of the Government II Fund); that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value; and that any applicable contingent deferred sales charge has been paid. Total return will vary depending on market conditions, the securities comprising a Fund's portfolio, a Fund's operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     In addition to total return information, the Government II Fund may also advertise its current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the current maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Fund's then current dividend rate.

     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Fund, portfolio maturity and a Fund's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, a Fund's investment policies, and the risks of investing in shares of a Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Yield and total return are calculated separately for each Fund's Class A and Class B shares. Class A total return figures include the maximum sales charge applicable; Class B total return figures include any applicable contingent deferred sales charge. Because of the differences in sales charges and distribution fees, the total return for each of the classes will differ although the yield and total return of Class A shares are expected to exceed that of Class B shares.

     In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., CDA, Ibbotson Associates, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds or with the Consumer Price Index, Dow Jones Industrial Average, Salomon Brothers' various indices, Standard & Poor's or NASDAQ, or with other international indices, or other appropriate indices of investment securities or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Financial World, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Forecaster, New York Times, Pension World, Stanger's Investment Advisor, U.S. News & World Report, USA Today and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement would also include the standard performance information required by the SEC as described above. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce Fund performance.

     The Funds may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans and the Funds may illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market.

     The Funds may, from time to time, in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return. Such illustrations may be in the form of charts or graphs and will not be based on historical returns experienced by the Funds. The Funds may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     The Funds may, from time to time, in communications to shareholders or in advertising material illustrate in graph, chart or narrative form: a) the importance of investment goals such as owning a home, funding a college education, or saving money for retirement. These illustrations may depict the rising costs of college and mortgage payments and the declining number of workers supporting the Social Security system. Fund communications and advertisements may also encourage investments in the Funds for purposes of helping families to achieve their investment goals; b) the benefits and popularity of purchasing term insurance as opposed to other, more expensive types of insurance in addition to the possible benefits of investing the savings in mutual funds; c) the growth of mutual fund assets as reported by industry publications; and d) the theory of decreasing responsibility, i.e. as individuals grow older and their assets increase, the need for life insurance generally decreases.

     The Trust expects to include additional performance information regarding each Fund in its Annual Report.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     ORGANIZATION OF THE TRUST. The Trust was organized under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." It is a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of Class A and Class B shares of beneficial interest of $.01 par value, in the Funds. Other classes of shares may be established from time to time in accordance with the Trust's Declaration of Trust. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interests in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and/or service fees and any incremental transfer agency fees related to each class of shares of each Fund are borne solely by that class, and each class of shares of each Fund has exclusive voting rights with respect to provisions of the Trust's Class A Plan and Class B Plan which pertain to that class of each Fund. An order has been received from the SEC permitting the issuance and sale of multiple classes of shares representing interests in each Fund's existing portfolio. All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

     The Declaration of Trust establishing the Trust, dated January 29, 1987, a copy of which together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Common Sense Trust" refers to the Trustees under the Declaration collectively as Trustees, not as individuals or personally; and no Trustee, officer or shareholder of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of any Fund but the assets of the applicable Fund only shall be liable.

     SHAREHOLDER INQUIRIES. Shareholder inquiries should be directed by writing the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 or calling (800) 544-5445.

     TRANSFER AGENT. PFS Shareholder Services, an indirect subsidiary of Travelers, serves as Transfer Agent for the Fund. See "The Trust and Its Management."

     LEGAL COUNSEL. Sullivan & Worcester, 1025 Connecticut Avenue N.W., Washington, D.C. 20036, is legal counsel to the Trust.

     INDEPENDENT AUDITORS. Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, are the independent auditors for the Trust.

                      STATEMENT OF ADDITIONAL INFORMATION

                               COMMON SENSE TRUST
                              2800 POST OAK BLVD.
                              HOUSTON, TEXAS 77056


                                FEBRUARY 6, 1996



     Common Sense Trust (the "Trust") is a diversified, open-end management investment company with ten separate Funds, five of which are discussed herein: the Common Sense II Emerging Growth Fund (the "Emerging Growth II Fund"), the Common Sense II International Equity Fund (the "International Equity II Fund"), the Common Sense II Growth Fund (the "Growth II Fund"), the Common Sense Growth and Income II Fund (the "Growth and Income II Fund") and the Common Sense II Government Fund (the "Government II Fund"). Each Fund is in effect a separate fund issuing its own shares.



     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus bearing the same date and should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing PFS Distributors, Inc., at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0001.


                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        ----
GENERAL INFORMATION...................................................................    2
GOALS AND INVESTMENT POLICIES.........................................................    2
  Emerging Growth II Fund.............................................................    3
  International Equity II Fund........................................................    3
  Growth II Fund......................................................................    3
  Growth and Income II Fund...........................................................    3
  Government II Fund..................................................................    3
REPURCHASE AGREEMENTS.................................................................    5
REVERSE REPURCHASE AGREEMENTS.........................................................    6
COMMERCIAL BANK OBLIGATIONS...........................................................    6
COMMERCIAL PAPER......................................................................    6
OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS........................................    7
FORWARD COMMITMENTS...................................................................   13
FORWARD CURRENCY CONTRACTS AND OPTIONS ON CURRENCY....................................   13
INTEREST RATE TRANSACTIONS............................................................   14
USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS..........................................   15
LOANS OF PORTFOLIO SECURITIES.........................................................   16
INVESTMENT RESTRICTIONS...............................................................   16
TRUSTEES AND EXECUTIVE OFFICERS.......................................................   20
INVESTMENT ADVISORY AGREEMENT.........................................................   24
DISTRIBUTOR...........................................................................   26
DISTRIBUTION PLANS....................................................................   26
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................   28
DETERMINATION OF NET ASSET VALUE......................................................   31
PURCHASE AND REDEMPTION OF SHARES.....................................................   32
EXCHANGE PRIVILEGE....................................................................   35
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES............................................   35
OTHER INFORMATION.....................................................................   37
FINANCIAL STATEMENTS..................................................................   40
APPENDIX..............................................................................   41

GENERAL INFORMATION


     Van Kampen American Capital Asset Management, Inc. (the "Adviser") is a subsidiary of Van Kampen American Capital, Inc. ("VKAC") which is a wholly-owned subsidiary of VK/AC Holding, Inc. ("VK/AC Holding"). VK/AC Holding is controlled by the Clayton & Dubilier Private Equity Fund IV Limited Partnership (the "C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York private investment firm. The general partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding. The Adviser, together with its predecessors, has been in the investment advisory business since 1926.



     Smith Barney Mutual Funds Management Inc. (the "Subadviser) provides investment advisory services to the Adviser in connection with the International Equity II Fund. The Subadviser was incorporated on March 12, 1968 and renders investment management advice to investment companies with aggregate assets under management in excess of $65 billion as of December 31, 1995. The Subadviser is an affiliate of Smith Barney Inc. and a wholly-owned subsidiary of Smith Barney Holdings Inc. which in turn is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"). Travelers is engaged primarily in investment services, consumer finance services and insurance services.


     PFS Distributors, Inc. (the "Distributor") is an indirect wholly-owned subsidiary of Travelers. PFS Shareholder Services (the "Transfer Agent"), is a subsidiary of PFS Services, Inc., an affiliate of Primerica Financial Services, Inc. ("Primerica Financial"). PFS Investments Inc. ("PFS Investments") is an indirect wholly-owned subsidiary of Travelers.


     As of January 5, 1996, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Fund of the Trust except as follows:



                                                           AMOUNT AND NATURE OF
       NAME AND ADDRESS                                        OF OWNERSHIP AT     CLASS OF   PERCENTAGE
          OF HOLDER                       FUND                JANUARY 5, 1996       SHARES    OWNERSHIP
      ------------------         ---------------------    --------------------    --------   ----------
PFS Investments, Inc.           II Govt.                     233,224.887 shares    Class A       37.3%
3100 Breckinridge Blvd.         II Govt.                     391,765.142 shares    Class B       42.6%
Bldg. 200                       II Growth                    969,684.873 shares    Class A       55.5%
Duluth, Georgia 30199-0001      II Growth                  1,673,937.987 shares    Class B       58.3%
                                II Growth & Income           573,384.389 shares    Class A       52.2%
                                II Growth & Income           981,066.285 shares    Class B       52.8%
                                II Emerging Growth           788,382.295 shares    Class A       60.3%
                                II Emerging Growth           589,551.621 shares    Class B       61.5%
                                II International Equity      216,947.417 shares    Class A       59.9%
                                II International Equity      150,648.463 shares    Class B       59.7%
Communication Workers           II Govt.                      41,016.566 shares    Class A       6.55%
of America



     PFS Investments acts as custodian for certain employee benefit plans and individual retirement accounts.


GOALS AND INVESTMENT POLICIES

     The following disclosures supplement disclosures set forth under an identical caption in the Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.

EMERGING GROWTH II FUND

     The Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies.

INTERNATIONAL EQUITY II FUND

     The Fund seeks total return on its assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

GROWTH II FUND

     The Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks and options on common stocks. The Fund may also engage in transactions involving stock index futures contracts and options on such contracts. Any income received on such securities is incidental to the goal of capital appreciation.

GROWTH AND INCOME II FUND

     The Fund seeks reasonable growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks.

     In general, the Fund intends to invest in securities that have yielded a dividend or interest return to security holders within the past twelve months; however, it may invest in non-income producing investments held for anticipated increase in value. The Fund may also engage in transactions in options, futures contracts, and options on futures.

GOVERNMENT II FUND

     The Fund seeks to provide investors with a high current return consistent with preservation of capital by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also purchase and sell options and engage in transactions in interest rate futures contracts and options on such contracts in order to hedge against changes in interest rates.

     The Fund seeks high current return consistent with preservation of capital. The Fund intends to invest at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Repurchase agreements may be entered into with domestic banks or broker-dealers deemed creditworthy by the Advisers solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture. The Fund may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Fund may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Fund may write both listed and over-the-counter options as described in the Prospectus.

     The Fund seeks to obtain a high current return from the following sources:

          - interest paid on the Fund's portfolio securities;

          - premiums earned upon the expiration of options written;

          - net profits from closing transactions; and

          - net gains from the sale of portfolio securities on the exercise of options or otherwise.

     The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities. Accordingly, there is no assurance that the Fund's investment objective will be achieved.

     MORTGAGE RELATED SECURITIES. The Government II Fund may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The Government National Mortgage Association ("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     GNMA CERTIFICATES. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

     As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single-family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

        1. Certificates are usually issued at a premium or discount, rather than at par.

        2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

          3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a twelve-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of one percent more than high grade corporate bonds and 1/2 of one percent more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

     FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

     Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. The Trustees will review on a continuing basis those institutions which enter into a repurchase agreement with the Fund. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the Investment Company Act of 1940, as amended ("1940 Act") or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

     The International Equity II Fund may invest in reverse repurchase agreements. The International Equity II Fund does not currently intend to commit more than 5% of its net assets to reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the International Equity II Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the International Equity II Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Subadviser believes it will be advantageous to the International Equity II Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

COMMERCIAL BANK OBLIGATIONS

     For the purposes of the International Equity II Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Equity II Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the International Equity II Fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore, may not invest in a master demand note, if as a result more than 10% (15% in the case of the Emerging Growth II Fund and the International Equity II Fund) of the value of the Fund's total assets would be invested in such notes and other illiquid securities.

OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS

SELLING CALL AND PUT OPTIONS
(ALL FUNDS)

     PURPOSE. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover.

     SELLING OPTIONS. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Emerging Growth II Fund, the International Equity II Fund, the Growth and Income II Fund and the Growth II Fund sell call options only on a covered basis. The Government II Fund sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, the Government II Fund may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to Government II Fund only) to hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Government II Fund maintains in a segregated account with the Fund's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or U.S. Government securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Fund generally sells put options when the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

     CLOSING PURCHASE TRANSACTIONS AND OFFSETTING TRANSACTIONS. In order to terminate its position as writer of a call or put option, a Fund may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund will realize a gain
(loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has sold lapses unexercised.

     A Fund may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Fund may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     RISKS OF SELLING OPTIONS. By selling a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

     Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Fund may be able to write.

PURCHASING CALL AND PUT OPTIONS
(ALL FUNDS)

     A Fund may purchase call options to protect (e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase a Fund's volatility by increasing the impact of changes in the market price of the underlying securities on a Fund's net asset value.

     The Funds may purchase either listed or over-the-counter options.

OPTIONS ON STOCK INDEXES
(EMERGING GROWTH II FUND, INTERNATIONAL EQUITY II FUND, GROWTH AND INCOME II FUND AND GROWTH II FUND)

     Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges.

     Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

FOREIGN CURRENCY OPTIONS (INTERNATIONAL EQUITY II FUND)

     The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the

Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS
(ALL FUNDS)

     The Trust may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Funds is exempt from registration as a "commodity pool."

     TYPES OF CONTRACTS. An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. A currency futures contract is similar except that the subject of the contract is a specific currency. Although futures contracts call for delivery of specified securities (or, in the case of currency futures contracts, currencies), in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

     A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

     Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto

Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.


     The International Equity II Fund may enter into futures contracts for non-hedging purposes, subject to applicable law.

     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid high grade debt securities equal to a percentage (which will normally range between two and ten percent) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     FUTURES STRATEGIES. When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs.

     For example, if the Government II Fund holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Fund's securities declined during the period the contracts were outstanding, the value of the Fund's futures contracts should increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in listed options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by the

Government II Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the futures market to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

     Each Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities of currencies it has committed to purchase or expects to purchase. The International Equity II Fund may also enter into futures transactions for non-hedging purposes, subject to applicable law.

     SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the portfolio of securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective, but if the price of the securities being hedged moves in an unfavorable direction, the Fund would be in a better position than if it had not tried to hedge. However, if the price of the security being hedged moves in a favorable direction, the hedge will partially offset this advantage. To compensate for the imperfect correlation of movements of prices of a futures contract and the securities being hedged, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged has been greater than the historical volatility of the securities underlying the futures contract, or may buy or sell fewer futures contracts if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. Nevertheless, the price of the futures contract may move less than the price of the securities which are the subject of the hedge (or the value of futures contracts and securities held by a Fund may decline simultaneously), resulting in the hedge not being fully effective.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to initial margin depository and maintenance requirements. Rather than meet additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although a Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged will not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Advisers' ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that a Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of a Fund's assets. The International Equity II Fund may enter into transactions in futures contracts and options on futures contract only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes provided the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. Relative to the purchase or sale of futures contracts by a Fund, an amount of cash, cash equivalents or U.S. Government securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

     ADDITIONAL RISKS TO OPTIONS AND FUTURES TRANSACTIONS. Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may sell.

     Although a Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     A Fund pays commissions on futures contracts and options transactions.

OPTIONS ON FUTURES CONTRACTS (ALL FUNDS)

     A Fund may also purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on stock index futures. The Adviser will not purchase options on stock index futures on any Exchange unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are no greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a stock index future would result in a loss to the Fund when the use of a stock index future would not.

FORWARD COMMITMENTS (GOVERNMENT II FUND ONLY)

     Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of the Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.

     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

FORWARD CURRENCY CONTRACTS AND OPTIONS ON CURRENCY
(INTERNATIONAL EQUITY II FUND)

     A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The Fund, however, may enter into forward contracts with deposit requirements or commissions.

     A put option on currency gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

     The Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investment generally.


     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


INTEREST RATE TRANSACTIONS (INTERNATIONAL EQUITY II FUND)

     Among the hedging transactions into which the Fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

     The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

     New options and futures contracts and various combinations thereof continue to be developed and the Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS (INTERNATIONAL EQUITY II FUND)

     Use of many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid high grade debt obligations equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency, liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade debt obligations equal to the amount of the Fund's obligations.

     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid high grade debt or equity securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid high grade debt obligations having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

LOANS OF PORTFOLIO SECURITIES

     Each of the Funds may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is marked to market daily. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Fund believe that lending securities is in the best interests of the Fund's shareholders, it would consider withdrawing its shares from sale in any such state.

     Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions which may not be changed with respect to any Fund without the approval of the holders of a majority of the outstanding shares of such Fund. Such majority (as defined by the 1940 Act) is the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. These restrictions provide that a Fund shall not:

          1. Make any investment in real estate, commodities or commodities contracts, except that each Fund may engage in transactions in forward commitments, futures contracts, foreign currency futures and related options and may purchase or sell securities which are secured by real estate or interests therein; or issued by companies; including real estate investment trusts, which invest in real estate or interests therein; and the International Equity II Fund may engage in currency transactions;

          2. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of its total net assets (15% in the case of the Emerging Growth II Fund and the International Equity II Fund); provided, however, that with respect to the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Repurchase Agreements";

          3. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Fund;


          4. Lend its portfolio securities in excess of 10% (15% in the case of the Emerging Growth II Fund and the International Equity II Fund) of its total assets, both taken at market value, provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned;


          5. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund, to the extent permitted by rule or order of the Securities and Exchange Commission ("SEC") exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

          6. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Emerging Growth II Fund, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby);

          7. With respect to all Funds other than the Emerging Growth II Fund and the International Equity II Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to the Emerging Growth II Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respects to the International Equity II Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent the International Equity II Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's net assets. The International Equity II Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction; and

          8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts and foreign currency futures and options thereon, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

     The Trust has adopted additional investment restrictions with respect to the Funds, which may be changed by the Trustees without a vote of shareholders. These restrictions provide that a Fund shall not:

          1. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with forward contracts, futures contracts, foreign currency futures or related option transactions is not considered the purchase of a security on margin;

          2. Invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

          3. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Growth II Fund, the Growth and Income II Fund, the International Equity II Fund and the Emerging Growth II Fund may invest in the securities of companies which invest in or sponsor such programs;

          4. Invest in companies for the purpose of acquiring control or management thereof;

          5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that the International Equity II Fund, the Emerging Growth II Fund, the Growth II Fund and the Growth and Income II Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

          6. Purchase an illiquid security if, as a result of such purchase, more than 10% of the Fund's net assets (15% in the case of the Emerging Growth II Fund and the International Equity II Fund) would be invested in such securities; provided, however, that with respect to the International Equity II Fund and the Emerging Growth II Fund, the Growth II Fund and the Growth and Income II Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the Adviser under Board-approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

          7. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the International Equity II Fund, the Emerging Growth II Fund, the Growth II Fund and the Growth and Income II Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

          8. Except for the International Equity II Fund, purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco;

          9. Make short sales of securities, unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options; and

          10. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

     FOREIGN INVESTMENTS FOR FUNDS OTHER THAN THE INTERNATIONAL EQUITY II FUND. The Growth II Fund, the Growth and Income II Fund and the Emerging Growth II Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth and Income II Fund and the Growth II Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described herein. The Emerging Growth II Funds, the International Equity II Fund, the Growth II Fund and the Growth and Income II Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

     The Government II Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described herein.

     The Trust has made an undertaking with certain states that at least 30 days prior to any change by a Fund in its goal, the Fund will provide written notice to shareholders of such change and will waive any fee if the shareholder redeems or exchanges the account. The Trust has made an undertaking with a certain state that with respect to each Fund, Rule 144A securities will be included as an illiquid security to meet the 10% limitation on investing in illiquid securities. The Trust has undertaken with a certain state that each Fund (except the Government II Fund) limit its investments in restricted securities, unseasoned issuers and not readily marketable securities to 15% of its total assets; provided, however that its investments in restricted securities will be limited to a maximum of 10% of total assets. Each Fund (except the Government II
Fund) has undertaken with a certain state to limit its investments in the securities of one or more real estate investment trusts to 10% of its total assets. The Growth II Fund and the Growth and Income II Fund have undertaken not to invest in the securities of one or more investment companies if by reason thereof the value of its aggregate investment in such securities would exceed 15% of its total assets.

TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees and executive officers and their principal occupations for the past 5 years are listed below.


     DONALD M. CARLTON, Trustee. Radian Corporation, 8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759. President and Chief Executive Officer of Radian Corporation (technology/services); Director of The Hartford Steam Boiler Inspection & Insurance Company (insurance/engineering services) National Instruments Corp. and Central and Southwest Corporation.(1)

  Age: 58


     A. BENTON COCANOUGHER, Trustee. Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; Director of First American Savings Bank.(1)

  Age: 57

     STEPHEN RANDOLPH GROSS, Trustee. 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339. Managing Partner and Vice President of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust.(1)

  Age: 48



     NORMAN HACKERMAN, Trustee. The Robert A. Welch Foundation, 4605 Post Oak Place, Suite 200, Houston, Texas 77027. Chairman of the Scientific Advisory Board of The Robert A. Welch Foundation (research); Director of Scientific Measurement Systems, Inc. (industrial tomography), Radian Corporation (research and development), Medical Polymers, Inc. and American General Series Portfolio Co. (mutual fund); President Emeritus of Rice University, Houston, Texas; formerly Director of Columbia Scientific Instruments, Inc. (design and manufacture of instruments), Fueltech, Inc. (combustion), Electrosource, Inc. (lead storage/battery manufacturer), Carbon Fuels Corp. (coal refinery) and Vista Chemical Co.(1)(2)


  Age: 83


     ROBERT D.H. HARVEY, Trustee. Nations Bank, 10 Light Street, P.O. Box 987, Baltimore, Maryland 21203. Chairman of Maryland Science Center; formerly Chairman of the Board, Chief Executive Officer, Member of the Advisory Board and Vice Chairman of the Board of Maryland National Bank, Baltimore, Maryland (bank holding company).(1)
  Age: 75


     JEFFREY B. LANE,* Trustee. 1345 Avenue of the Americas, New York, New York 10105. President, Director and Member of the Executive Committee of Smith Barney International Inc.; Vice Chairman and Director of Smith Barney Inc.; Director of the Long Island Jewish Medical Center, ICI Mutual Insurance Group and Woodmere Academy; formerly President and Director of Primerica Holdings, Inc.

  Age: 53

     ALAN G. MERTEN, Trustee. Johnson Graduate School of Management, 303 Malott Hall, Cornell University, Ithaca, New York 14853. The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University; Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York.(1)

  Age: 54



     STEVEN MULLER,* Trustee. 1619 Massachusetts Avenue, N.W., Suite 711, Washington, DC 20036. Chairman of The 21st Century Foundation (public affairs); President Emeritus of The Johns Hopkins University; Director of Alex. Brown & Sons, Inc., Beneficial Corporation (bank holding company), and Millipore Corporation (bio-technology).(1)


  Age: 68

     F. ROBERT PAULSEN, Trustee. 2801 N. Indian Ruins, Tucson, Arizona 85715. Dean Emeritus and Professor Emeritus of Higher Education of The University of Arizona; Director of American General Series Portfolio Co. (mutual fund).(1)(2)
  Age: 73

     R. RICHARDSON PETTIT, Trustee. Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283. Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington.(1)
  Age: 53

     DON G. POWELL,* Chairman of the Board, Trustee and President. 2800 Post Oak Blvd., Houston, Texas 77056. Chairman, Chief Executive Officer and Director of the Adviser; President, Chief Executive Officer and Director of VKAC and VK/AC Holding. Director, Trustee or Managing General Partner of each of the Van Kampen American Capital Funds and other open-end investment companies and closed-end investment companies advised by the Adviser and its affiliates.(1)(2)(3)

  Age: 56



     ALAN B. SHEPARD, JR., Trustee. 1512 Bonifacio Road, P.O. Box 63, Pebble Beach, CA 93953. President of Seven Fourteen Enterprises, Inc. (investments); Partner of Houston Partners (venture capital); Director and Vice Chairman of Kwik-Kopy Corporation (printing); Director of Allied Waste Industries (waste management).(1)(2)

  Age: 72


     MILLER UPTON, Trustee. 914 Tarrant Drive, Route 3, Box 85-A, Fontana, Wisconsin 53125. Economist; Consultant; Director of American General Series Portfolio Co. (mutual fund); formerly Director of Home Life Insurance Company of New York.(1)(2)


  Age: 79



     BENJAMIN N. WOODSON, Trustee. 2727 Allen Parkway, Suite 460, Houston, Texas 77019-2115. Consultant; Director of Financial Securities Advisors, Inc.; Director of Texas Commerce Bank; Director of Mitchell Energy and Development Corp.; Chairman of the Board and Chief Executive Officer of American General Corporation and Advisory Director of River Oaks Bank Division.(1)

  Age: 87

---------------


* Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940). Mr. Powell is an interested person of the Adviser and the Trust by reason of his position with the Adviser. Mr. Lane is an interested person of the Distributor, the investment subadviser to one of the Common Sense II Funds, and the Trust by reason of his position with broker/dealer affiliates of Travelers Group Inc. Mr. Muller is an interested person of the Trust by reason of his position as director of Alex Brown & Sons, Inc., a registered broker/dealer.


                                    OFFICERS

     GERALD BAXTER, President. 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Vice President, Associate General Counsel and Secretary of Primerica Financial Services. Formerly, partner with Trotter, Smith & Jacobs.

  Age: 44


     STEPHEN L. BOYD, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Portfolio Manager of the Adviser.(3)

  Age: 55


     JAMES CONHEADY, Vice President. 388 Greenwich Street, New York, New York 10013. Managing Director of Smith Barney. Formerly, First Vice President of Drexel Burnham.

  Age: 60

     HUEY P. FALGOUT, JR. Assistant Secretary. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President and Assistant Secretary of the Adviser. Formerly associate with Johnson and Gibbs.(3)


  Age: 32


     NORI L. GABERT, Vice President and Secretary. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President, Assistant General Counsel and Secretary of the Adviser.(3)

  Age: 42


     JAMES A. GILLIGAN, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President -- Portfolio Manager of the Adviser. Formerly Security Analyst of the Adviser.(3)
  Age: 37

     DAVID C. JOHNSON, Vice President. One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Vice President of the Adviser and an agent of Van Kampen American Capital Investment Advisory Corp., an affiliate of the Adviser.
  Age: 42

     GARY M. LEWIS, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President -- Portfolio Manager of the Adviser.(3)

  Age: 42


     TANYA M. LODEN, Vice President and Controller. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President and Controller of most of the investment companies advised by the Adviser; formerly Tax Manager/Assistant Controller.(3)

  Age: 36


     DENNIS J. MCDONNELL, Vice President. One Parkview Plaza, Oakbrook Terrace, Illinois 60181. President, Chief Operating Officer and a Director of the Adviser. Director of VK/AC Holding and VKAC.(3)
  Age: 53

     CURTIS W. MORELL, Vice President and Treasurer. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President and Treasurer of most of the investment companies advised by the Adviser.(3)
  Age: 49

     RONALD A. NYBERG, Vice President. One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Executive Vice President, General Counsel and Secretary of VKAC. Executive Vice President and a Director of the Distributor. Executive Vice President of the Adviser. Director of ICI Mutual Insurance Co., a provider of insurance to members of the Investment Company Institute.(3)
  Age: 42

     ROBERT C. PECK, JR., Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Chief Investment Officer/Fixed Income and Director of the Adviser.(3)

  Age: 49


     GREGORY PITTS, Vice President. 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Senior Vice President of PFS Shareholder Services.

  Age: 33


     JOHN R. REYNOLDSON, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Investment Vice President of the Adviser.(3)
  Age: 42

     JEFFREY RUSSELL, Vice President. 388 Greenwich Street, New York, New York 10013. Managing Director of Smith Barney. Formerly, Vice President of Drexel Burnham.

  Age: 38

     ALAN T. SACHTLEBEN, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President -- Chief Investment Officer/Equity and Director of the Adviser; Executive Vice President of VKAC.(3)
  Age: 53

     DAVID R. TROTH, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Investment Vice President of the Adviser.(3)

  Age: 62


     D. RICHARD WILLIAMS, Vice President. 3120 Breckinridge Blvd., Duluth, Georgia 30199-0001. Chief Executive Officer and General Manager and Executive Committee Member of the Distributor; President, General Manager, Executive Committee Member and Chief Executive Officer of the Transfer Agent; President of CSCS; Chief Financial Officer and Treasurer of Primerica Financial; Director, Chief Executive Officer and Executive Committee Member of PFS Investments Inc.; Director and Chief Executive Officer of PFS Distributors, Inc.; President Chief Executive Officer and Director of PFS Asset Management, Inc. and PFS Services, Inc.; President and Director of PFS Custodial Services, Inc.; Vice Chairman, Executive Committee Member, Investment Committee Member, Co-Chief Executive Officer, Chief Financial Officer and Director of Primerica Life Insurance Company.

  Age: 39


     J. DAVID WISE, Assistant Secretary. 2800 Post Oak Blvd., Houston, Texas 77056. Vice President, Associate General Counsel, Compliance Review Officer and Assistant Secretary of the Adviser.(4)

  Age: 52


     PAUL R. WOLKENBERG, Vice President. 2800 Post Oak Blvd., Houston, Texas 77056. Senior Vice President of the Adviser; President and Chief Operating Officer of Van Kampen American Capital Services, Inc.; Executive Vice President and Chief Operating Officer of Van Kampen American Capital Trust Company; Executive Vice President of Van Kampen American Capital Shareholder Services, Inc.(3)

  Age: 51

---------------

(1) A director of American Capital Bond Fund, Inc., American Capital Convertible Securities, Inc. and American Capital Income Trust, closed-end investment companies advised by the Adviser.

(2) Managing General Partner of American Capital Exchange Fund, an open-end investment company advised by the Adviser.


(3) An officer and/or director/trustee of other investment companies advised by the Adviser.



     The Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of the Trust. The Trustees who are not affiliated with the Adviser or Distributor initially will be compensated by the Trust at the annual rate of $5,320 plus a fee of $360 per day for each Board meeting attended. During the fiscal period ended October 31, 1995, the Trustees who were not affiliated with the Adviser received as a group $22,505, $21,775, $21,662, $6,800, and $6,640 in Trustees' fees from Growth Fund II, Growth and Income Fund II, Government Fund II, Emerging Growth Fund II and International Equity Fund II, respectively, in addition to certain out-of-pocket expenses.

                               COMPENSATION TABLE


                                                                                                       TOTAL(1)
                                                                                                     COMPENSATION
                                                                                      PENSION OR         FROM
                                                                                      RETIREMENT      REGISTRANT
                                   AGGREGATE COMPENSATION                              BENEFITS          AND
                                       FROM REGISTRANT                                ACCRUED AS     FUND COMPLEX
                                 ---------------------------                         PART OF FUND      PAID TO
        NAME OF PERSON            EM         G         G/I        GVT        INT       EXPENSES       DIRECTORS
------------------------------   -----     ------     ------     ------     -----    ------------    ------------
Dr. Donald M. Carlton.........   $ 300     $1,565     $1,525     $1,505     $ 280         N/A          $ 36,000
Dr. A. Benton Cocanougher.....     440      1,715      1,665      1,645       420         N/A            39,500
Stephen Randolph Gross........     460      1,835      1,770      1,750       440         N/A            42,000
Dr. Norman Hackerman..........     440      1,715      1,665      1,645       420         N/A            40,000
Robert D. H. Harvey...........     460      1,835      1,770      1,750       440         N/A            42,000
Dr. Alan G. Merten............     380      1,655      1,605      1,585       360         N/A            38,000
Dr. Steven Muller.............     440      1,715      1,665      1,645       420         N/A            40,000
Dr. F. Robert Paulsen.........     520      1,916      1,851      1,831       500         N/A            45,000
Dr. R. Richardson Pettit......     380      1,655      1,605      1,585       360         N/A            38,000
Alan B. Shepard, Jr...........     460      1,878      1,813      1,792       440         N/A            43,500
Miller Upton..................     440      1,715      1,665      1,645       420         N/A            39,500
Benjamin N. Woodson...........     380      1,475      1,435      1,415       360         N/A            34,000


---------------

(1) Reflects thirteen investment companies in the fund complex. Amounts reflected are for the calendar year ended December 31, 1995.


Legend:

Em   = Emerging Growth II Fund
G    = Growth II Fund
G/I  = Growth and Income II Fund
GVT  = Government II Fund
Int  = International Equity II Fund

INVESTMENT ADVISORY AGREEMENT

     The Trust and the Adviser are parties to a separate Investment Advisory Agreement for each Fund (other than the Emerging Growth II Fund and the International Equity II Fund), dated December 20, 1994 and for the Emerging Growth II Fund and the International Equity II Fund, dated February 21, 1995 (each an "Advisory Agreement" and together, the "Advisory Agreements"). Under each Fund's Advisory Agreement, the Trust retains the Adviser to manage the investment of the Fund's assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The Adviser also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.

     Under each Fund's Advisory Agreement, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among all investment companies advised or subadvised by the Adviser. The Trust also pays transfer agency fees, distribution fees, service fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser.

     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under the relevant Advisory Agreement, the Trust pays the Adviser an annual fee for the Emerging Growth II Fund, the Growth and Income II Fund and the Growth II Fund, calculated separately for each Fund, at the rate of 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the International Equity II Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trust believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. The Adviser has entered into a subadvisory agreement dated February 21, 1995 (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser from the International Equity II Fund. The Trust pays the Adviser an annual fee for the Government II Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion.

     The average daily net assets of each Fund are determined by taking the average of all of the determinations of net asset value of such Fund for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any direct or indirect majority-owned subsidiary of VKAC in connection with the purchase and sale of portfolio investments of the Trust, less any direct expenses incurred by such person in connection with the purchase and sale of portfolio investments of the Trust, less any direct expense incurred by the Adviser or such person under common control with the Adviser in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Trust's benefit, and to advise the Trustees of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any direct or indirect majority-owned subsidiary of VKAC to receive in connection with the Trust's portfolio transactions or other arrangements which may benefit the Trust.


     The following table shows expenses paid under the relevant investment advisory agreement during the periods noted below:



                                                                         GROWTH
                                                                           AND        GOVERNMENT
                                                           GROWTH II    INCOME II        II
                                                           ---------    ---------     ----------
    November 1, 1994 through October 31, 1995............. $ 189,060    $ 115,168      $ 71,599



                                                                   INTERNATIONAL  EMERGING
                                                                       EQUITY      GROWTH
                                                                         II          II
                                                                   -------------  -------
    February 21, 1995 through October 31, 1995........................ $35,227     $47,662


     Each Fund's Advisory Agreement also provides that, in the event the ordinary business expenses of the Fund, for any fiscal year should exceed the most restrictive expense limitation applicable in the states where the Trust's shares are qualified for sale, unless waived, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions, (3) certain litigation and indemnification expenses as described in each Advisory Agreement and (4) payments made by a Fund pursuant to the Distribution Plans. Each Fund's Advisory Agreement also provides that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.

     Each Advisory Agreement has an initial term of two years and thereafter may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Fund's Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days written notice.


     Currently, the most restrictive applicable limitations are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of the remaining average net assets. The Trust has received from California (the state with the most restrictive expense limitation) a waiver, which allows each Fund to exclude shareholder service costs from the calculation of the expense limitation.

DISTRIBUTOR

     The Distributor acts as the principal underwriter of the shares of each Fund of the Trust pursuant to a written agreement, dated May 2, 1994 for the Growth II Fund, the Growth and Income II Fund and the Government II Fund and agreements dated February 21, 1995 for the Emerging Growth II Fund and the International Equity II Fund (each, an "Underwriting Agreement" and together, the "Underwriting Agreements"). The Distributor has entered into a selling agreement with PFS Investments giving PFS Investments the exclusive right to sell shares of each Fund of the Trust on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreements are renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreements provide that they will terminate if assigned, and that they may be terminated without penalty by either party on 60 days' written notice.


     The following table shows commissions paid, amounts retained by the Distributor and amounts received by PFS Investments under the relevant Underwriting Agreement during the period from inception of the Emerging Growth II Fund and International Equity II Fund (February 21, 1995) through the end of the Trust's fiscal year end (October 31, 1995). With respect to Growth II Fund, Growth and Income II Fund and Government II Fund, the amounts set forth below are for the fiscal year 1995.



                                                     GROWTH
                                                      AND                  INTERNATIONAL   EMERGING
                                        GROWTH       INCOME     GOVERNMENT    EQUITY        GROWTH
                                          II           II           II          II            II
                                       --------     --------    ---------- -------------   --------
Total Underwriting Commissions......   $859,217     $492,551     $253,509     $147,459     $569,333
Amount Retained by Distributor......   $115,963     $ 67,581     $ 37,676     $ 11,149     $ 47,949
Amount Received by PFS
  Investments.......................   $743,254     $424,970     $215,833     $136,310     $521,384


     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal and state blue sky laws, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

DISTRIBUTION PLANS

     The Trust has adopted a Class A distribution plan and a Class B distribution plan (the "Class A Plan" and "Class B Plan," respectively) to permit each Fund directly or indirectly to pay expenses associated with servicing shareholders and in the case of the Class B Plan the distribution of its shares (the Class A Plan and the Class B Plan are sometimes referred to herein collectively as "Plans" and individually as a "Plan").

     With respect to the Class A Plan, each Fund is authorized to pay the Distributor, as compensation for the Distributor's services, a service fee at an annual rate of 0.25% of the average daily net assets of the Fund's

Class A shares. Such fee shall be calculated and accrued daily and paid monthly. With respect to the Class A Plan, the Distributor intends to make payments thereunder only to compensate PFS Investment for personal service and/or the maintenance of shareholder accounts. With respect to the Class B Plan, authorized payments by the Fund include payments at an annual rate of 0.25% of the average daily net assets of the Class B shares to the Distributor for payments for personal service and/or the maintenance of shareholder accounts. With respect to the Class B Plan, authorized payments by the Fund also include payments at an annual rate of 0.75% of the average daily net assets of the Class B shares to the Distributor as compensation for providing sales and promotional activities and services.

     In reporting amounts expended under the Plans to the Trustees, the Distributor will allocate expenses attributable to the sale of both Class A and Class B shares to each class based on the ratio of sales of Class A and Class B shares to the sales of both classes of shares. The service fees paid by the Class A shares will not be used to subsidize the sale of Class B shares; similarly, the service fees and distribution fees paid by the Class B shares will not be used to subsidize the sale of Class A shares.

     As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of servicing agreements and selling agreement were approved by the Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of any of the Plans or in any agreements related to each Plan ("Independent Trustees"). In approving each Plan in accordance with the requirements of Rule 12b-1, the Trustees determined that there is a reasonable likelihood that each Plan will benefit the Trust and its shareholders.

     Each Plan requires the Distributor to provide the Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with its terms, the Plans will continue in effect for a period of one year and thereafter will continue in effect so long as such continuance is specifically approved at least annually by the Trustees, including a majority of Independent Trustees.

     Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class. Any change in any of the Plans that would materially increase the distribution or service expenses borne by the Trust requires shareholder approval, voting separately by class; otherwise, it may be amended by a majority of the Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

     With respect to each Plan, the Trustees considered all compensation that the Distributor would receive under the Plan and the Underwriting Agreement, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Trustees also considered the benefits that would accrue to the Distributor under each Plan in that the Distributor would receive service fees and distribution fees and the Adviser would receive advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plans were successful and each Fund attained and maintained significant asset levels.


     For the Plan year ended October 31, 1995, the aggregate expenses for Common Sense II Growth Fund under the Class A Plan were $28,641 or .25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the Plan year ended October 31, 1995, the Fund's aggregate expenses under the Class B Plan were $176,297 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $132,223 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $44,074 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the Plan year ended October 31, 1995, the aggregate expenses for Common Sense II Growth and Income Fund under the Fund's Class A Plan were $18,742 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the Plan year ended October 31, 1995, the Fund's aggregate expenses under the Class B Plan were $102,215 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $76,661 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $25,554 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the Plan year ended October 31, 1995, the aggregate expenses for Common Sense II Government Fund under the Fund's Class A Plan were $16,075 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the Plan year ended October 31, 1995, the Fund's aggregate expenses under the Class B Plan were $55,032 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$41,274 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $13,758 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the Plan period February 21, 1995 through October 31, 1995, the aggregate expenses for Common Sense II Emerging Growth Fund under the Fund's Class A Plan were $11,480 or 0.19%, (not annualized) respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the Plan period February 21, 1995 through October 31, 1995, the Fund's aggregate expenses under the Class B Plan were $27,405 or 0.75% (not annualized) of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $20,554 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $6,851 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the Plan period February 21, 1995 through October 31, 1995, the aggregate expenses for Common Sense II International Equity Fund under the Fund's Class A Plan were $6,290 or 0.17%, (not annualized) respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the Plan period February 21, 1995 through October 31, 1995, the Fund's aggregate expenses under the Class B Plan were $7,546 or 0.75% (not annualized) of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $5,660 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $1,886 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser (and, in the case of the International Equity II Fund, the Adviser and the Subadviser) are responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the Advisers to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser (and, in the case of the International Equity II Fund, the Adviser and the Subadviser) seek the best security price at the most favorable commission rate. From time to time, the Fund may place brokerage transactions with affiliated persons of the Adviser and/or the Subadviser. In selecting broker/dealers and in negotiating commissions, the Adviser (and, in the case of the International Equity II Fund, the Adviser and the Subadviser) considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser or Subadviser.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the Adviser or the Subadviser in fulfilling their investment decision-making responsibilities.

     Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the Adviser and, with respect to the International Equity II Fund, the Subadviser, to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser and the Subadviser. The Adviser and the Subadviser are of the opinion that the continued receipt of supplemental investment research services from dealers is essential to their provision of high quality portfolio management services to the Trust. The Adviser and the Subadviser undertake that such higher commissions will not be paid by the Trust unless (a) the Adviser (or, with respect to the International Equity II Fund, the Subadviser) determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's (or the Subadviser's) overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the Adviser (or, with respect to the International Equity II Fund, the Subadviser), the total commissions paid by the Trust are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fee paid by the Fund under each Fund's Advisory Agreement is not reduced as a result of the Adviser's (or the Subadviser's) receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

     The Adviser and, with respect to the International Equity II Fund, the Subadviser, place portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser and the Subadviser in servicing all of their accounts; not all of such services may be used by the Advisers in connection with the Trust. In the opinion of the Adviser and the Subadviser, the benefits from research services to the Funds of the Trust and to the accounts managed by the Adviser or the Subadviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser and the Subadviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

     The Adviser and the Subadviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and other accounts that the Adviser or the Subadviser may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser (or, with respect to the International Equity II Fund, the Subadviser) are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     The following table summarizes for each Fund the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser (and its former affiliate Common Sense Investment Advisers) and the value of these specific transactions.


               INCEPTION (MAY 3, 1994)                            GROWTH AND
               THROUGH OCTOBER 31, 1994             GROWTH II     INCOME II     GOVERNMENT II
    ----------------------------------------------  ----------    ----------    -------------
    Total Broker Commissions......................  $    27,407   $    29,637            --
    Commissions for Research Services.............  $    16,362   $    18,911            --
    Value of Research Transactions................  $11,333,438   $11,602,644            --



                                                                  GROWTH AND
                         1995                       GROWTH II     INCOME II     GOVERNMENT II
    ----------------------------------------------  ----------    ----------    -------------
    Total Broker Commissions......................  $   137,243   $    66,720   $      4,462
    Commissions for Research Services.............  $    45,511   $    31,621             --
    Value of Research Transactions................  $41,384,574   $30,968,512             --



                  INCEPTION (FEBRUARY 21, 1995)                 INTERNATIONAL        EMERGING
                     THROUGH OCTOBER 31, 1995                     EQUITY II         GROWTH II
    ----------------------------------------------------------  -------------       ----------
    Total Broker Commissions..................................     $51,642         $    33,144
    Commissions for Research Services.........................     $    --         $    27,920
    Value of Research Transactions............................     $    --         $24,893,286


     Each Fund may, from time to time, place brokerage transactions with brokers that may be considered affiliated persons of the Subadviser, including Smith Barney and Robinson Humphrey. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.


     The Funds paid the following commissions to these affiliated brokers during the period May 3, 1994 (Inception) through October 31, 1994;



                                                            SMITH BARNEY     ROBINSON HUMPHREY
                                                            ------------     -----------------
    COMMISSIONS PAID
      Growth II Fund......................................      $198               $ 560
      Growth and Income II Fund...........................      $801               $ 364
      Government II Fund..................................        --                  --
    COMMISSIONS WITH AFFILIATES TO TOTAL COMMISSIONS
      Growth II Fund......................................      .72%               2.04%
      Growth and Income II Fund...........................      2.7%               1.23%
      Government II Fund..................................        --                  --
    VALUE OF TRANSACTIONS WITH AFFILIATES TO TOTAL
      TRANSACTIONS
      Growth II Fund......................................     2.93%               1.06%
      Growth and Income II Fund...........................     1.69%                .75%
      Government II Fund..................................        --                  --

     The Funds paid the following commissions to these affiliated brokers during the fiscal year ending October 31, 1995:



                                                            SMITH BARNEY     ROBINSON HUMPHREY
                                                            ------------     -----------------
    COMMISSIONS PAID
      Growth II Fund......................................     $2,307             $    91
      Growth and Income II Fund...........................     $2,573             $    --
      Government II Fund..................................        792                  --
    COMMISSIONS WITH AFFILIATES TO TOTAL COMMISSIONS
      Growth II Fund......................................       1.68%                .07%
      Growth and Income II Fund...........................       3.86%                 --%
      Government II Fund..................................      17.75                  --
    VALUE OF TRANSACTIONS WITH AFFILIATES TO TOTAL
      TRANSACTIONS
      Growth II Fund......................................       2.93%                .04%
      Growth and Income II Fund...........................       3.22%                 --
      Government II Fund..................................         --               16.29%



     For Emerging Growth II Fund and International Equity II Fund, the Funds paid the following commissions during the period February 21, 1995 (inception) through October 31, 1995:



                                                            SMITH BARNEY     ROBINSON HUMPHREY
                                                            ------------     -----------------
    COMMISSIONS PAID
      Emerging Growth II Fund.............................     $  310             $    --
      International Equity II Fund........................     $1,077             $    --
    COMMISSIONS WITH AFFILIATES TO TOTAL COMMISSIONS
      Emerging Growth II Fund.............................        .94%                 --%
      International Equity II Fund........................        2.1%                 --%
    VALUE OF TRANSACTIONS WITH AFFILIATES TO TOTAL
      TRANSACTIONS
      Emerging Growth II Fund.............................           %                   %
      International Equity II Fund........................           %                   %


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Fund is determined each day the New York Stock Exchange (the "Exchange") is open (currently 4:00 p.m., New York time). The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated and on which the Trust does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

EMERGING GROWTH II FUND, INTERNATIONAL EQUITY II FUND, GROWTH II FUND AND GROWTH AND INCOME II FUND NET ASSET VALUATION

     The net asset value of each Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sales price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and
(iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value.

     Foreign securities trading may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. on each day that the NYSE is open will not be reflected in a Fund's net asset value unless the Adviser or Subadviser, under the supervision of the Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Funds.

GOVERNMENT II FUND NET ASSET VALUATION

     U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid price. Such valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.

GENERAL

     The assets belonging to the Class A shares and the Class B shares of each Fund will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class from the assets belonging to that class pursuant to an order issued by the SEC.

PURCHASE AND REDEMPTION OF SHARES

     The following information supplements that set forth in the Funds' Prospectus under the heading "Purchase of Shares."

PURCHASE OF SHARES

     Shares of each Fund are sold in a continuous offering and may be purchased on any business day through PFS Investments.

MULTIPLE PRICING SYSTEM

     Each Fund issues two classes of shares: Class A shares are subject to an initial sales charge and Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. The two classes of shares each represent interests in the same Fund's portfolio of investments, have the same rights and are identical in all respects, except that Class B shares bear the expenses of the deferred sales arrangements, distribution fees, and any expenses (including any incremental transfer agency costs) resulting from such sales arrangements, and have exclusive voting rights with respect to the Rule 12b-1 distribution plan pursuant to which the distribution fee is paid.

     During special promotions, the entire sales charge on Class A shares may be reallowed to dealers, and at such times PFS Investments may be deemed to be an underwriter for purposes of the 1933 Act.

INVESTMENTS BY MAIL

     A Shareholder Investment Account may be opened by completing the application included in the Prospectus and forwarding the application, through PFS Investments to the Transfer Agent at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0062. The account is opened only upon acceptance of the application by the Transfer Agent. The minimum initial investment of $250 or more in the form of a check payable to the Trust, must accompany the application. This minimum may be waived by the Distributor for plans involving continuing investments. Subsequent investments of $25 or more may be mailed directly to the Transfer Agent. All such investments are made at the public offering price of the Fund's shares next computed following receipt of payment by the Transfer Agent. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder.

     In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Trust will act in the same capacity so long as the account remains open.

CUMULATIVE PURCHASE DISCOUNT

     The reduced sales load reflected in the sales charge table as shown in the Prospectus applies to purchases of Class A shares of Emerging Growth II Fund's, International Equity II Fund's, Growth II Fund's and Growth and Income II Fund's shares where the aggregate investment is $50,000 or more and to purchases of Government II Fund's shares where the aggregate investment is $100,000 or more. An aggregate investment includes all shares of all of the above Funds and shares of other Common Sense Funds (except Common Sense Money Market Fund) previously purchased and still owned, plus the shares being purchased. The current offering price is used to determine the value of all such shares. If, for example, any purchaser has previously purchased and still holds shares of one of the above Funds having a current value of $25,000, and that person purchases $30,000 of additional shares of Growth II Fund, Growth and Income II Fund, International Equity II Fund or Emerging Growth II Fund, the sales charge applicable to the $30,000 purchase would be 4.75% of the offering price. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. PFS Investments must notify the Distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor or the Transfer Agent confirm the investor's representations concerning his or her holdings.

LETTER OF INTENT

     A Letter of Intent applies to purchases of Class A shares of all Funds. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the Transfer Agent escrows shares totaling five percent of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE ("CDSC")

     The CDSC is waived on redemptions of Class B shares in the circumstances described below:

  (a) Redemption Upon Disability or Death

     The Trust may waive the CDSC on redemptions following the death or disability of a Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Trust does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

     In cases of disability or death, the CDSC may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

  (b) Redemption in Connection with Certain Distributions from Retirement Plans

     The Trust may waive the CDSC when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Trust does not intend to waive the CDSC for any distributions from IRAs or other Retirement Plans not specifically described above.

  (c) Redemption Pursuant to the Trust's Systematic Withdrawal Plan

     A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in a Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC may be waived on redemptions made under the Plan.

     The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Trust reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

  (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

     The Trust reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Trust may waive the CDSC upon such involuntary redemption.

  (e) Redemption by Adviser

     The Trust may waive the CDSC when a total or partial redemption is made by the Adviser with respect to its investments in a Fund.

REDEMPTION OF SHARES

     Redemptions are not made on days during which the Exchange is closed, including those holidays listed under "Determination of Net Asset Value." The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or
(d) the SEC, by order, so permits.

EXCHANGE PRIVILEGE

     The following supplements the discussion of "Exchange Privilege" in the
Prospectus:

     By use of the exchange privilege, the investor authorizes PFS Shareholder Services (the "Transfer Agent") to act on written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding.

     For purposes of determining the sales charge rate previously paid on Class A shares of a Fund, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

     Exchange requests received on a business day prior to the time shares of a Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described above.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Growth II Fund, the International Equity II Fund and the Emerging Growth II Fund distribute dividends and capital gains annually; the Growth and Income II Fund declares and pays dividends quarterly. The Government II Fund declares dividends each business day and distributes monthly substantially all of its net investment income to shareholders. The daily dividends of the Government II Fund are a fixed amount determined for each class at least monthly. The per share dividends on Class B shares of each Fund will be lower than the per share dividends on Class A shares as a result of the distribution fees and incremental transfer agency fees, if any, applicable to the Class B shares. Each Fund intends similarly to distribute to shareholders any taxable net realized capital gains. Taxable net realized capital gains are the excess, if any, of the Fund's total profits on the sale of securities during the year over its total losses on the sale of securities, including capital losses carried forward from prior years in accordance with the tax laws. Such capital gains, if any, are distributed at least once a year. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.

     Each Fund has elected to be taxed as a regulated investment company under Sections 851-855 of the Code. This means the Fund must pay all or substantially all its taxable net investment income and taxable net realized capital gains to shareholders and meet certain diversification and other requirements. By qualifying as a regulated investment company, the Fund is not subject to federal income taxes to the extent it distributes its taxable net investment income and taxable net realized capital gains. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net realized capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). Each Fund expects to be treated as a separate entity for purposes of determining federal tax treatment.


     Each Fund is subject to a four percent excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary net investment income for the twelve months ended December 31, plus (2) 98% of its capital gains net income for the twelve months ended October 31 of such calendar year. Each Fund intends to distribute sufficient amounts to avoid liability for the excise tax.


     Dividends from net investment income and distributions from any short-term capital gains are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by Emerging Growth II Fund, International Equity II Fund, Growth II Fund and Growth and Income II Fund qualify for the 70% dividends received deduction for corporations. To qualify for the dividends received deduction, a corporate shareholder must hold the shares on which the dividend is paid for more than 45 days.

     Dividends and distributions declared and payable to shareholders of record after September 30 of any year and paid before February 1 of the following year are considered taxable income to shareholders on December 31 even though paid in the next year.

     Distributions from long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Such dividends and distributions from short-term capital gains are not eligible for the dividends received deduction referred to above. Any loss on the sale of Fund shares held for less than six months is treated as a long-term capital loss to the extent of any long-term capital gain distribution paid on such shares, subject to any exception that may be provided by IRS regulations for losses incurred under certain systematic withdrawal plans. All dividends and distributions are taxable to the shareholder whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.

     If shares of each Fund are sold or exchanged within 90 days of acquisition, and shares of the same or a related mutual fund are acquired, to the extent the sales charge is reduced or waived on the subsequent acquisition, the sales charge may not be used to determine the basis in the disposed shares for purposes of determining gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the initial shares, it is capitalized in the basis of the subsequent shares.

     Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

     BACK-UP WITHHOLDING. The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Trust shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

     The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which the Funds may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Government II Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Government II Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

     Certain of the Funds' transactions in options, futures contracts, and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

OTHER INFORMATION

PERFORMANCE INFORMATION


     The overall total return for the Growth II Fund, the Growth and Income II Fund and the Government II Fund (computed in the manner described in the Prospectus) for Class A shares for the one-year-and-18-months periods ended October 31, 1995 was 12.42%, 11.70% and 3.57%, respectively. The overall total return for the Growth II Fund, the Growth and Income II Fund and the Government II Fund (computed in the manner described in the Prospectus) for Class B shares for the one-year-and-18-months periods ended October 31, 1995 was 13.36%, 12.59% and 3.59%, respectively. The overall total return for Emerging Growth II Fund and International Equity II Fund (computed in the manner described in the Prospectus) for Class A shares for the period from inception (March 17, 1995) through October 31, 1995 was 34.85% and

15.88%, respectively. The overall total return for Emerging Growth II Fund and International Equity Fund (computed in the manner described in the Prospectus) for Class B shares for the period from inception (March 17, 1995) through October 31, 1995 was 33.95% and 34.85%, respectively. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices.



     The Government II Fund's annualized current yield (non-subsidized) for Class A shares and Class B shares for the 30 day period ending October 31, 1995 was 3.48% and 2.88%, respectively. The yield for Class A and Class B shares is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.


     Yield and total return for the Government II Fund are computed separately for Class A and Class B shares.

     The Funds may illustrate in advertising materials the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts. The Funds may illustrate in advertising materials retirement planning through employee contributions and/or salary reductions. Such advertising material will illustrate that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account. The Funds may illustrate in advertising materials that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future. Such illustrations will include statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

SHAREHOLDER SERVICES

     UNIFORM GIFTS TO MINORS ACT. The Trust recognizes the importance to a child of establishing a savings and investment plan early in life for education and other purposes when the child becomes older. The advantages of regular investment with interest or earnings compounding over a number of years are great. In addition, taxes on these earnings are assessed against the income of the child rather than the donor, usually at a lower bracket.

     Investors wishing to establish a UGMA account should call the Trust for an application. Individuals desiring to open an account under UGMA are also advised to consult with a tax adviser before establishing the account.

     INDIVIDUAL RETIREMENT ACCOUNT. Any individual who has compensation or earned income from employment or self-employment and who is under age 70 1/2 may establish an IRA. The limitation on the maximum annual contribution to an IRA is the lesser of 100% of compensation or $2,000. An IRA may also be established for a spouse who has no compensation (or who elects to be treated as having no compensation), and the limitation on the maximum annual contributions to the two IRAs is the lesser of 100% of compensation or $2,250.

     Under the Tax Reform Act of 1986, whether contributions to an IRA are deductible for federal income tax purposes depends on whether an individual (or his/her spouse) is a participant in an employer-sponsored plan and on the adjusted gross income of the individual.

     In the case of an individual who is a participant in an employer-sponsored plan, no deduction is available for IRA contributions if his or her adjusted gross income reaches certain levels ($35,000 for a single individual, $50,000 for married individuals filing jointly and $10,000 for married individuals filing separately) and the deduction is phased out ratably if his or her adjusted gross income falls within certain ranges ($25,000 - $35,000 for a single individual, $40,000 - $50,000 for married individuals filing jointly and $0 - $10,000 for married individuals filing separately). IRA contributions, up to the annual limit, remain fully deductible for all single individuals with less than $25,000 of annual adjusted gross income and all married individuals with less than $40,000 of annual adjusted gross income. Individuals who are disqualified from making deductible IRA contributions can make non-deductible contributions to their IRAs, subject to the same limitation on maximum annual contribution discussed above.

     In addition, any individual, regardless of age, may establish a rollover IRA to receive an eligible rollover distribution from an employer-sponsored plan.

     SIMPLIFIED EMPLOYEE PENSION PLAN (SEP) AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SARSEP). A SEP/SARSEP is a means for an employer to provide retirement contributions to IRAs for all employees, without the complicated reporting and record keeping involved in a qualified plan. Employees covered by a SEP/SARSEP can use the same IRA to receive their own allowable IRA contribution.

     SECTION 403(B)(7) PLAN. Employees of certain exempt organizations and schools can have a portion of their compensation set aside, and income taxes attributable to such portion deferred, in a Section 403(b)(7) plan. Teachers, school administrators, ministers, employees of hospitals, libraries, community chests, funds, foundations, and many others may be eligible. The employer must be an organization described in Section 501(c)(3) of the Internal Revenue Code and must be exempt from tax under Section 501(a) of the Code. In addition, any employee of most public educational institutions is eligible if his employer is a state or a political subdivision of a state, or any agency or instrumentality of either. The employee is not taxed on the amount set aside or the earnings thereon until the funds are withdrawn, normally at retirement.

CUSTODY OF ASSETS

     All securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, as Custodian.

SHAREHOLDER REPORTS

     Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders or the Trustees.

INDEPENDENT AUDITORS

     Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY

     Under the laws of certain states, including Massachusetts, where the Trust was organized, and Texas, where the Trust's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the Trustees or Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

FINANCIAL STATEMENTS


     The attached financial statements, in the form of the Annual Report to Shareholders including the related report of Independent Auditors on such financial statements are hereby included in the Statement of Additional Information.


GROWTH II FUND


                                                                                OCTOBER 31,
                                                                                   1995
                                                                                ----------
     Net Asset Value and redemption price per Class A share
       (Net assets divided by shares outstanding)...............................  $14.57
     Offering price per share (100/94.5 of per share net asset value)...........  $15.41
GROWTH AND INCOME II FUND
     Net Asset Value and redemption price per Class A share
       (Net assets divided by shares outstanding)...............................  $13.92
     Offering price per share (100/94.5 of per share net asset value)...........  $14.73
GOVERNMENT II FUND
     Net Asset Value and redemption price per Class A share
       (Net assets divided by shares outstanding)...............................  $12.14
     Offering price per share (100/95.25 of per share)
       (Net asset value)........................................................  $12.75
EMERGING GROWTH II FUND
     Net Asset Value and redemption price per Class A share
       (Net assets divided by shares outstanding)...............................   15.12
     Offering price per share (100/94.5 of per share net asset value)...........   16.00
INTERNATIONAL EQUITY II FUND
     Net Asset Value and redemption price per Class A share
       (Net assets divided by shares outstanding)...............................   13.86
     Offering price per share (100/94.5 of per share)
       (Net asset value)........................................................   14.67

                                    APPENDIX
        (Commercial Paper, Bond and Other Short- and Long-Term Ratings)

     Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff") and IBCA Limited and IBCA Inc. ("IBCA").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily well established industries, high rates of return of funds employed, conservative well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors small.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA.

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Rating and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

GROWTH II FUND                                   STATEMENT OF NET ASSETS

October 31, 1995

Number                                                        Market
of Shares                                                      Value
---------------------------------------------------------------------
         Common Stock  86.5%

         CONSUMER DISTRIBUTION  5.3%

  3,000  Dayton Hudson Corp..............................  $  206,250
 *9,500  Eckerd Corp.....................................     376,437
  8,000  Gap, Inc........................................     315,000
 *3,000  Kohl's Corp.....................................     136,125
*16,000  Kroger Co.......................................     534,000
  8,000  May Department Stores Co........................     314,000
  6,000  Nordstrom, Inc..................................     222,375
 *9,500  OfficeMax, Inc..................................     235,125
 15,000  Sears, Roebuck & Co.............................     510,000
                                                           ----------
                                                            2,849,312
                                                           ----------
         CONSUMER DURABLES  1.4%

  2,500  Chrysler Corp...................................     129,062
  8,000  Echlin, Inc.....................................     286,000
  8,000  General Motors Corp.............................     350,000
                                                           ----------
                                                              765,062
                                                           ----------
         CONSUMER NON-DURABLES  8.9%

  9,500  ConAgra, Inc....................................     366,937
  4,000  CPC International, Inc..........................     265,500
  9,700  Duracell International, Inc.....................     508,037
  6,000  General Mills, Inc..............................     344,250
  6,000  Gillette Co.....................................     290,250
  5,500  Heinz (H. J.) Co................................     255,750
 17,000  Nabisco Holdings Corp., Class A.................     456,875
 14,000  PepsiCo, Inc....................................     738,500
  8,000  Procter & Gamble Co.............................     648,000
 10,000  Ralston Purina Group............................     593,750
 13,000  Sara Lee Corp...................................     381,875
                                                           ----------
                                                            4,849,724
                                                           ----------
         CONSUMER SERVICES  4.2%

  2,400  Capital Cities ABC, Inc.........................     284,700
 *8,000  Cox Communications, Inc.........................     150,000
  4,000  Disney (Walt) Co................................     230,500
  6,600  Marriott International, Inc.....................     243,375
 12,500  Service Corp. International.....................     501,563
*10,000  Tele-Communications International, Class A......     226,250
  7,000  Time Warner, Inc................................     255,500
  3,300  Tribune Co......................................     208,313
 *4,000  Viacom, Inc., Class B...........................     200,000
                                                           ----------
                                                            2,300,201
                                                           ----------

GROWTH II FUND                               STATEMENT OF NET ASSETS, continued


Number                                                                               Market
of Shares                                                                            Value
---------------------------------------------------------------------------------------------
            ENERGY  6.5%

    13,500  Coastal Corp........................................................   $  437,062
     7,500  Exxon Corp..........................................................      572,812
     5,500  Mobil Corp..........................................................      554,125
    17,500  Panhandle Eastern Corp..............................................      441,875
     6,000  Repsol SA, ADR......................................................      177,750
     4,000  Schlumberger, Ltd...................................................      249,000
     7,500  Texaco, Inc.........................................................      510,938
    10,500  USX-Marathon Group..................................................      186,375
    11,000  Williams Companies..................................................      424,875
                                                                                   ----------
                                                                                    3,554,812
                                                                                   ----------
            FINANCE  14.7%

    10,000  Ahmanson (H.F.) & Co................................................      250,000
     6,500  American Express Co.................................................      264,062
     3,500  American International Group, Inc...................................      295,312
    14,300  Bank Of Boston Corp.................................................      636,350
     5,700  Bank of New York, Inc...............................................      239,400
     4,300  BankAmerica Corp....................................................      247,250
     8,500  Bankers Trust New York Corp.........................................      541,875
     7,500  BayBanks, Inc.......................................................      607,500
     3,000  Chase Manhattan Corp................................................      171,000
     3,000  Chemical Banking Corp...............................................      170,625
     7,000  CoreStates Financial Corp...........................................      254,625
      *900  Donaldson, Lufkin & Jenrette, Inc...................................       26,775
     7,000  Federal National Mortgage Association...............................      734,125
    13,000  Greenpoint Financial Corp...........................................      351,000
    18,000  Green Tree Financial Corp...........................................      479,250
     5,000  Merrill Lynch & Co., Inc............................................      277,500
     2,500  Morgan Stanley Group, Inc...........................................      217,500
     5,700  Morgan (J.P.) & Co., Inc............................................      439,613
   147,311  Van Kampen American Capital Small Capitalization Fund (see Note 2)..    1,792,776
                                                                                   ----------
                                                                                    7,996,538
                                                                                   ----------
            HEALTH CARE  11.7%

     3,000  American Home Products Corp.........................................      265,875
    *4,800  Amgen, Inc..........................................................      230,400
     5,500  Astra, AB, Series A, ADR............................................      202,125
     4,500  Baxter International, Inc...........................................      173,812
     3,500  Becton Dickinson & Co...............................................      227,500
    15,000  Caremark International, Inc.........................................      309,375
    *1,500  Cordis Corp.........................................................      165,750
   *10,000  Genzyme Corp........................................................      582,500
     4,300  Lilly (Eli) & Co....................................................      415,488
     5,000  Mallinckrodt Group, Inc.............................................      173,750
     6,000  Medtronic, Inc......................................................      346,500
     4,600  Merck & Co., Inc....................................................      264,500
    *3,000  Nellcor Puritan Bennett, Inc........................................      172,500
    10,000  Pfizer, Inc.........................................................      573,750

GROWTH II FUND                               STATEMENT OF NET ASSETS, continued


Number                                                     Market
of Shares                                                   Value
-------------------------------------------------------------------
         HEALTH CARE-continued

 12,000  Schering-Plough Corp...........................  $  643,500
 12,500  SmithKline Beecham, ADR........................     648,438
  1,600  St. Jude Medical, Inc..........................      85,200
 10,000  U. S. Healthcare, Inc..........................     385,000
  5,500  Warner Lambert Co..............................     468,188
                                                          ----------
                                                           6,334,151
                                                          ----------
         PRODUCER MANUFACTURING  6.0%

  3,200  Fluor Corp.....................................     180,800
  5,500  General Electric Co............................     347,875
  8,000  Honeywell, Inc.................................     336,000
  3,000  Illinois Tool Works, Inc.......................     174,375
  6,000  ITT Corp.......................................     735,000
  3,300  Rockwell International Corp....................     146,850
*12,000  Thermo Fibertek, Inc...........................     189,000
  2,000  TRW, Inc.......................................     131,500
  9,000  United Technologies Corp.......................     798,750
  7,000  WMX Technologies, Inc..........................     196,875
                                                          ----------
                                                           3,237,025
                                                          ----------
         RAW MATERIALS/PROCESSING INDUSTRIES  3.1%

  4,200  Champion International Corp....................     224,700
  5,800  Freeport-McMoRan, Copper Gold, Series B........     131,950
  4,200  Grace (W.R.) & Co..............................     234,150
 18,000  James River Corp...............................     578,250
  5,000  Monsanto Co....................................     523,750
                                                          ----------
                                                           1,692,800
                                                          ----------
         TECHNOLOGY  17.3%

  3,000  Adobe Systems, Inc.............................     171,000
 *6,000  Bay Networks, Inc..............................     397,500
  5,000  Boeing Co......................................     328,125
 *8,000  Cisco Systems, Inc.............................     620,000
*11,500  Compaq Computer Corp...........................     641,125
 12,000  Computer Associates International, Inc.........     660,000
*12,700  Dell Computer Corp.............................     592,138
*11,500  Digital Equipment Corp.........................     622,437
  3,200  DST Systems, Inc...............................      67,200
  7,000  General Motors Corp., Class H..................     294,000
  6,000  Hewlett-Packard Co.............................     555,750
 10,000  Intel Corp.....................................     698,750
  7,000  International Business Machines Corp...........     680,750
  9,000  Loral Corp.....................................     266,625
 *6,000  LSI Logic Corp.................................     282,750
  3,500  McDonnell Douglas Corp.........................     286,125
 *5,000  Microsoft Corp.................................     500,000
  2,500  Motorola, Inc..................................     164,063
 *4,000  National Semiconductor Corp....................      97,500
  3,000  Northrop Grumman Corp..........................     171,750


 GROWTH II FUND                               STATEMENT OF NET ASSETS, continued

 Number                                                                                                   Market
 of Shares                                                                                                Value
------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY-continued

      *3,000  Oracle System Corp....................................................................   $   130,875
      *1,200  Parametric Technology Corp............................................................        80,400
      *8,500  Symantec Corp.........................................................................       206,656
       3,800  Texas Instruments, Inc................................................................       259,350
     *11,000  3Com Corp.............................................................................       517,000
       2,800  Varian Associates, Inc................................................................       143,850
                                                                                                       -----------
                                                                                                         9,435,719
                                                                                                       -----------
              TRANSPORTATION  1.5%

       3,000  Burlington Northern Santa Fe, Inc.....................................................       251,625
       8,000  Conrail, Inc..........................................................................       550,000
                                                                                                       -----------
                                                                                                           801,625
                                                                                                       -----------
              UTILITIES  5.9%

       3,000  Ameritech Corp........................................................................       162,000
      10,000  AT&T Corp.............................................................................       640,000
     *10,000  Cellular Communications, Inc., Class A................................................       536,250
      14,000  Frontier Corp.........................................................................       378,000
      26,000  MCI Communications Corp...............................................................       648,375
       3,000  SBC Communications, Inc...............................................................       167,625
     *21,000  WorldCom, Inc.........................................................................       685,125
                                                                                                       -----------
                                                                                                         3,217,375
                                                                                                       -----------
                TOTAL COMMON STOCK (Cost $43,295,733)...............................................    47,034,344
                                                                                                       -----------
  Principal
   Amount     Short-Term Investments  14.4%
-------------
              REPURCHASE AGREEMENT  11.7%
**$6,380,000  SBC Capital Markets, Inc., dated 10/31/95, 5.87%, due 11/01/95 (Collateralized by
                U.S. Government obligations in a pooled cash account)
                repurchase proceeds $6,381,040......................................................     6,380,000
                                                                                                       -----------
              UNITED STATES GOVERNMENT OBLIGATIONS  2.7%
 **1,500,000  United States Treasury Bills, 5.46%, 2/1/96...........................................     1,479,390
                                                                                                       -----------
                TOTAL SHORT-TERM INVESTMENTS (Cost $7,859,326)......................................     7,859,390
                                                                                                       -----------
              TOTAL INVESTMENTS (Cost $51,155,059)  100.9%..........................................    54,893,734
              Other assets and liabilities, net  (0.9)%.............................................      (469,946)
                                                                                                       -----------
              NET ASSETS, equivalent to $14.57 per share for Class A
                and $14.41 per share for Class B shares  100%.......................................   $54,423,788
                                                                                                       ===========
NET ASSETS WERE COMPRISED OF:

Shares of beneficial interest, at par; 1,447,190 Class A and 2,313,448 Class B shares outstanding...   $    37,606
Capital surplus.....................................................................................    47,981,929
Undistributed net realized gain on securities.......................................................     2,593,885
Net unrealized appreciation of securities
  Investments.......................................................................................     3,738,675
  Futures contracts.................................................................................        71,693
                                                                                                       -----------
NET ASSETS..........................................................................................   $54,423,788
                                                                                                       ===========

* Non-income producing security
**Securities with a market value of approximately $5.9 million were placed as collateral for futures contracts (see Note 1D)


See Notes to Financial Statements.

 GROWTH II FUND                               FINANCIAL STATEMENTS



Statement of Operations                                              Year Ended
                                                                  October 31, 1995
                                                                  ----------------
INVESTMENT INCOME
Dividends....................................................        $  391,376
Interest.....................................................           206,534
                                                                     ----------
  Investment income..........................................           597,910
                                                                     ----------
EXPENSES
Advisory fees................................................           189,060
Shareholder service agent's fees and expenses................           376,333
Accounting services..........................................            47,314
Service fees--Class A........................................            28,641
Distribution and service fees--Class B.......................           176,297
Trustees' fees and expenses..................................            24,084
Audit fees...................................................            11,883
Legal fees...................................................             1,364
Reports to shareholders......................................            28,200
Registration and filing fees.................................            90,032
Miscellaneous................................................             1,344
Expense reimbursement........................................           (42,461)
                                                                     ----------
  Total expenses.............................................           932,091
                                                                     ----------
  Net investment loss........................................          (334,181)
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON SECURITIES
Net realized gain on securities
  Investments................................................         2,897,521
  Futures contracts..........................................           226,423
Net unrealized appreciation of securities during the period
  Investments................................................         3,467,222
  Futures contracts..........................................            55,205
                                                                     ----------
Net realized and unrealized gain on securities...............         6,646,371
                                                                     ----------
Increase in net assets resulting from operations.............        $6,312,190
                                                                     ==========


--------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                    May 3, 1994*
                                                                  Year Ended           through
                                                               October 31, 1995   October 31, 1994
                                                               ----------------   ----------------
NET ASSETS, beginning of period..............................       $10,163,636        $       200
                                                                    -----------        -----------
OPERATIONS
  Net investment loss........................................          (334,181)            (8,840)
  Net realized gain (loss) on securities.....................         3,123,944           (195,878)
  Net unrealized appreciation of securities during the period         3,522,427            287,941
                                                                    -----------         ----------
   Increase in net assets resulting from operations..........         6,312,190             83,223
                                                                    -----------         ----------
CAPITAL TRANSACTIONS
  Proceeds from shares sold
    Class A..................................................        17,139,771          4,406,808
    Class B..................................................        25,723,932          5,848,735
                                                                    -----------        -----------
                                                                     42,863,703         10,255,543
                                                                    -----------        -----------
  Cost of shares redeemed
    Class A..................................................        (2,973,033)           (63,815)
    Class B..................................................        (1,942,708)          (111,515)
                                                                     -----------        -----------
                                                                     (4,915,741)          (175,330)
                                                                     -----------        -----------
  Increase in net assets resulting from capital transactions.        37,947,962         10,080,213
                                                                    -----------        -----------
INCREASE IN NET ASSETS.......................................        44,260,152         10,163,436
                                                                    -----------        -----------
NET ASSETS, end of period....................................       $54,423,788        $10,163,636
                                                                    ===========        ===========

*Commencement of operations
See Notes to Financial Statements.

GROWTH & INCOME II FUND                                STATEMENT OF NET ASSETS

October 31, 1995



Number                                           Market
of Shares                                        Value
--------------------------------------------------------
           Common Stock 87.3%

           CONSUMER DISTRIBUTION 5.3%

   *3,500  Ann Taylor Stores, Inc............ $   38,500
    2,300  Dayton Hudson Corp................    158,125
  *11,500  Federated Department Stores, Inc..    291,812
    3,900  Fleming Companies, Inc............     88,238
    3,900  Gap, Inc..........................    153,563
      900  Interstate Bakeries Co............     19,238
   11,000  May Department Stores Co..........    431,750
   *3,200  Nine West Group, Inc..............    142,400
    5,300  Nordstrom, Inc....................    196,431
    8,900  Sears, Roebuck & Co...............    302,600
                                              ----------
                                               1,822,657
                                              ----------
           CONSUMER DURABLES 1.3%

    3,200  Eastman Kodak Co..................    200,399
    3,300  General Motors Corp...............    144,375
    6,300  Sunbeam-Oster, Inc................     94,500
                                              ----------
                                                 439,274
                                              ----------
           CONSUMER NON-DURABLES 8.1%

    4,900  Coca-Cola Co......................    352,187
    3,300  CPC International, Inc............    219,038
    2,500  General Mills, Inc................    143,438
    5,500  Gillette Co.......................    266,062
    2,000  Kellogg Co........................    144,500
   16,800  Nabisco Holdings Corp., Class A...    451,500
    2,200  Nike, Inc., Class B...............    124,850
    5,900  Procter & Gamble Co...............    477,900
    5,900  Quaker Oats Co....................    201,337
    7,500  Ralston Purina Group..............    445,313
                                              ----------
                                               2,826,125
                                              ----------
           CONSUMER SERVICES 4.3%

    2,200  Capital Cities ABC, Inc...........    260,974
    4,800  Disney (Walt) Co..................    276,600
    6,700  McDonald's Corp...................    274,700
    3,100  Omnicom Group, Inc................    198,013
   *5,700  Viacom, Inc., Class B.............    285,000
    9,100  Wendy's International, Inc........    180,863
                                              ----------
                                               1,476,150
                                              ----------

GROWTH & INCOME II FUND                       STATEMENT OF NET ASSETS, continued

Number                                                                  Market
of Shares                                                               Value
-------------------------------------------------------------------------------
           ENERGY  9.0%

    3,700  British Petroleum Co., PLC, ADR.......................... $  326,525
    9,300  Exxon Corp...............................................    710,288
    4,900  Mobil Corp...............................................    493,675
   15,400  Pacific Enterprises......................................    381,150
    5,400  Panhandle Eastern Corp...................................    136,350
    5,700  Royal Dutch Petroleum Co., ADR...........................    700,387
    5,600  Texaco, Inc..............................................    381,500
                                                                     ----------
                                                                      3,129,875
                                                                     ----------
           FINANCE  14.4%

    2,800  Ahmanson (H.F.) & Co.....................................     70,000
    3,450  American International Group, Inc........................    291,094
    6,400  Banc One Corp............................................    216,000
    4,800  Bank Of Boston Corp......................................    213,600
    8,000  Bankers Trust New York Corp..............................    510,000
    3,300  BayBanks, Inc............................................    267,300
    2,300  Beacon Properties Corp...................................     50,025
    5,200  Chemical Banking Corp....................................    295,750
    3,100  Chubb Corp...............................................    278,613
    6,900  CoreStates Financial Corp................................    250,988
    5,500  Debartolo Realty Corp....................................     71,500
    1,300  Duke Realty Investments, Inc.............................     39,812
    7,700  Federal National Mortgage Association....................    807,538
    1,200  Health Care Property Investors, Inc......................     40,650
    8,400  Horace Mann Educators Corp...............................    223,649
    6,500  Morgan (J.P.) & Co., Inc.................................    501,312
   14,100  Prudential Reinsurance Holdings..........................    287,288
    3,500  St. Paul Companies, Inc..................................    177,625
    9,400  State Street Boston Corp.................................    365,425
      300  Vornado Realty Trust.....................................     10,763
    1,100  Weingarten Realty Investors..............................     37,950
                                                                     ----------
                                                                      5,006,882
                                                                     ----------
           HEALTH CARE  11.4%

    5,200  Abbott Laboratories, Inc.................................    206,700
    4,300  American Home Products Corp..............................    381,087
   *7,800  Amgen, Inc...............................................    374,400
    4,000  Astra, AB, Series A, ADR.................................    147,000
    6,000  Baxter International, Inc................................    231,750
   *9,000  Charter Medical Corp.....................................    162,000
    5,300  Mallinckrodt Group, Inc..................................    184,175
    9,900  Merck & Co., Inc.........................................    569,250
    6,200  Pfizer, Inc..............................................    355,725
    7,200  Pharmacia Aktiebolag, ADR................................    252,000
    9,100  Schering-Plough Corp.....................................    487,988
    9,200  Tenet Healthcare Corp....................................    164,450
    3,600  Teva Pharmaceutical, Ltd., ADR...........................    141,300
   *4,600  Vencor, Inc..............................................    127,650
    3,100  Zeneca Group PLC, ADR....................................    174,763
                                                                     ----------
                                                                      3,960,238
                                                                     ----------

GROWTH & INCOME II FUND                      STATEMENT OF NET ASSETS, continued


Number                                                   Market
of Shares                                                Value
----------------------------------------------------------------

           PRODUCER MANUFACTURING 6.1%

    7,800  Allied-Signal, Inc.......................  $  331,500
    7,100  Fluor Corp...............................     401,150
    5,000  General Electric Co......................     316,250
   10,600  Honeywell, Inc...........................     445,200
    4,800  Illinois Tool Works, Inc.................     279,000
    4,300  Stewart & Stevenson Services, Inc........      97,825
    8,200  WMX Technologies, Inc....................     230,625
                                                      ----------
                                                       2,101,550
                                                      ----------
           RAW MATERIALS/PROCESSING INDUSTRIES 6.2%

    3,700  Air Products & Chemicals, Inc...........      191,013
    4,400  Aluminum Co. of America.................      224,400
    8,100  Bemis, Inc..............................      210,600
    4,800  Champion International Corp.............      256,800
    4,400  Grace (W.R.) & Co.......................      245,300
    5,400  James River Corp........................      173,475
    4,400  Monsanto Co.............................      460,900
    4,400  Scott Paper Co..........................      234,300
    3,100  Sigma-Aldrich Corp......................      147,250
                                                      ----------
                                                       2,144,038
                                                      ----------
           TECHNOLOGY 10.5%

    3,600  Adobe Systems, Inc.......................     205,200
    4,800  Alcatel Alsthom, ADR.....................      81,000
    4,600  Boeing Co................................     301,875
   *5,400  Compaq Computer Corp.....................     301,050
    8,000  Computer Associates International, Inc...     440,000
   *5,000  Digital Equipment Corp...................     270,625
    3,000  Hewlett-Packard Co.......................     277,874
    1,300  International Business Machines Corp.....     126,425
    9,700  Loral Corp...............................     287,362
    3,100  McDonnell Douglas Corp...................     253,425
   *2,200  Microsoft Corp...........................     220,000
    1,100  Motorola, Inc............................      72,187
    1,700  Nokia Corp., ADS.........................      94,775
    3,200  Northrop Grumman Corp....................     183,200
   *4,300  Symantec Corp............................     104,544
    3,300  Xerox Corp...............................     428,175
                                                      ----------
                                                       3,647,717
                                                      ----------
           TRANSPORTATION 0.9%

    4,800  Union Pacific Corp......................      313,800
                                                      ----------
           UTILITIES 9.8%

    4,300  Ameritech Corp..........................      232,200
    8,000  AT&T Corp...............................      512,000
    6,900  Cincinnati Bell, Inc....................      202,688
    6,400  Duke Power Co...........................      286,400


 GROWTH & INCOME II FUND                STATEMENT OF NET ASSETS, continued

Number                                                             Market
of Shares                                                          Value
---------------------------------------------------------------------------
             UTILITIES--continued

  14,100     Frontier Corp...................................   $   380,700
  18,000     MCI Communications Corp.........................       448,875
   7,100     National Power, PLC, ADR........................        88,750
  19,000     Pacificorp......................................       358,624
   4,400     Peco Energy Co..................................       128,700
   6,500     PowerGen, PLC, ADR..............................       108,062
   5,100     Southern New England Telecommunications Corp....       184,238
  11,500     Telefonos de Mexico, S.A., ADR..................       316,250
   2,800     U. S. West, Inc.................................       133,350
                                                                 ----------
                                                                  3,380,837
                                                                 ----------
               TOTAL COMMON STOCK (Cost $28,102,546).........    30,249,143
                                                                 ----------
             Convertible Preferred Stock 2.9%
   5,000     Browning-Ferris, ACES, $7.25....................       164,375
   3,000     Corning Glassworks, MIPS, 6%....................       135,000
   5,800     James River Corp., DECS, $1.55..................       176,900
   2,000     SCI Finance, NV, LLC, 6.25%.....................       141,000
   4,500     Time Warner, Inc., $1.24, PERCS.................       144,000
   3,700     Williams Companies, Inc. $3.50..................       251,600
                                                                 ----------
               TOTAL CONVERTIBLE PREFERRED STOCK
                 (Cost $950,093).............................     1,012,875
                                                                 ----------
Principal
 Amount
---------    Convertible Corporate Obligations 4.8%

             CONSUMER DISTRIBUTION 0.6%

$145,000     Federated Department Stores, Inc., 5.00%,
               10/01/03......................................       140,650
 160,000     Rite Aid Corp., LYON, Zero Coupon, 7/24/06......        79,600
                                                                 ----------
                                                                    220,250
                                                                 ----------
             CONSUMER SERVICES 1.7%

 600,000     ADT Operations, Inc., LYON, Zero Coupon,
               7/06/10........................................      270,000
 300,000     News America Holdings, Inc., LYON, Zero Coupon,
               3/11/13........................................      133,500
             Time Warner, Inc.
  54,850       8.75%, 1/10/15.................................       57,113
 300,000       LYON, Zero Coupon, 6/22/13.....................      120,000
                                                                 ----------
                                                                    580,613
                                                                 ----------
             HEALTH CARE 1.6%

 100,000     Ciba-Geigy, 6.25%, 3/15/16.......................      100,000
 500,000     Roche Holdings, Inc., LYON, Zero Coupon, 4/20/10.      206,250
  90,000     Sandoz, Ltd. 2.00%, 10/06/02.....................       78,975
 150,000     United Technologies Corp., PEN, Zero Coupon,
               9/08/97........................................      178,500
                                                                 ----------
                                                                    563,725
                                                                 ----------
             UTILITIES 0.9%

   4,000     Sprint Corp., DECS, 8.25%, 3/30/00...............      145,104
 500,000     U. S. Cellular Corp., LYON, Zero Coupon, 6/15/15.      170,000
                                                                 ----------
                                                                    315,104
                                                                 ----------
             TOTAL CONVERTIBLE CORPORATE OBLIGATIONS
               (Cost $1,551,702)..............................    1,679,692
                                                                 ----------

GROWTH & INCOME II FUND                      STATEMENT OF NET ASSETS, continued




Principal                                                                                          Market
 Amount                                                                                            Value
-----------------------------------------------------------------------------------------------------------

                             Short-Term Investments 9.3%

                             REPURCHASE AGREEMENT 9.0%

**$ 3,125,000                SBC Capital Markets, Inc., dated 10/31/95, 5.87%, due
                               11/1/95 (Collateralized by U.S. Government obligations
                               in a pooled cash account) repurchase proceeds $3,125,510.        $ 3,125,000
                                                                                                -----------
                             UNITED STATES GOVERNMENT OBLIGATIONS 0.3%

    **100,000                United States Treasury Bills, 5.33%, 2/8/96................             98,525
                                                                                                -----------

                             TOTAL SHORT-TERM INVESTMENTS (Cost $3,223,550).............          3,223,525
                                                                                                -----------

                             TOTAL INVESTMENTS (Cost $33,827,891) 104.3%................         36,165,235
                             Other assets and liabilities, net (4.3%)...................         (1,498,311)
                                                                                                -----------
                             NET ASSETS, equivalent to $13.92 per share for
                              Class A and $13.88 per share for Class B shares 100%......        $34,666,924
                                                                                                ===========

NET ASSETS WERE COMPRISED OF:

Shares of beneficial interest, at par; 970,197 Class A and 1,525,260 Class B
 shares outstanding.....................................................................        $    24,955
Capital surplus.........................................................................         31,524,800
Undistributed net realized gain on securities...........................................            784,850
Net unrealized appreciation (depreciation) of securities
  Investments...........................................................................          2,337,344
  Futures contracts.....................................................................             (5,025)
                                                                                                 ----------
NET ASSETS..............................................................................        $34,666,924
                                                                                                ===========

 *Non-income producing security.
**Securities with a market value of approximately $600,000 were placed as collateral for futures contracts (see Note 1D)

  ACES--Automatically convertible equity stock
  DECS--Dividend enhanced convertible stock
  LYON--Liquid yield option note, zero coupon
  MIPS--Monthly income paying security
  PEN--Pharmaceutical exchange note
  PERCS--Preferred equity redeemable cumulative stock

See Notes to Financial Statements.

  GROWTH AND INCOME II FUND                 STATEMENT OF OPERATIONS

  Year Ended October 31, 1995


INVESTMENT INCOME
Dividends...........................................................................................................  $  390,874
Interest............................................................................................................     179,223
                                                                                                                      ----------
  Investment income.................................................................................................     570,097
                                                                                                                      ----------
EXPENSES
Advisory fees......................................................................................................      115,168
Shareholder service agent's fees and expenses......................................................................      111,024
Accounting services................................................................................................       46,448
Service fees--Class A..............................................................................................       18,742
Distribution and service fees--Class B.............................................................................      102,215
Trustees' fees and expenses........................................................................................       23,354
Audit fees.........................................................................................................       12,633
Legal fees.........................................................................................................        1,119
Reports to shareholders............................................................................................       12,870
Registration and filing fees.......................................................................................       86,375
Miscellaneous......................................................................................................          873
Expense reimbursement..............................................................................................      (26,000)
                                                                                                                      ----------
  Total expenses...................................................................................................      504,821
                                                                                                                      ----------
  Net investment income............................................................................................       65,276
                                                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain on securities
  Investments.....................................................................................................       794,752
  Futures contracts...............................................................................................       127,864
Net unrealized appreciation (depreciation) of securities during the period
  Investments.....................................................................................................     2,256,207
  Futures contracts...............................................................................................          (900)
                                                                                                                      ----------
Net realized and unrealized gain on securities....................................................................     3,177,923
                                                                                                                      ----------
Increase in net assets resulting from operations..................................................................    $3,243,199
                                                                                                                      ==========


See Notes to Financial Statements.

 GROWTH AND INCOME II FUND                    STATEMENT OF CHANGES IN NET ASSETS


                                                                                           May 3, 1994*
                                                                         Year Ended           through
                                                                      October 31, 1995   October 31, 1994
                                                                      ----------------   ----------------
NET ASSETS, beginning of period...................................       $ 7,111,500         $      200
                                                                         -----------         ----------
Operations
  Net investment income...........................................            65,276             54,709
  Net realized gain (loss) on securities..........................           922,616           (121,393)
  Net unrealized appreciation of securities during the period.....         2,255,307             77,012
                                                                         -----------         ----------
    Increase in net assets resulting from operations..............         3,243,199             10,328
                                                                         -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM (see Note 1H)
  Net investment income
    Class A.......................................................           (60,588)           (11,970)
    Class B.......................................................            (4,688)            (6,840)
                                                                         -----------         ----------
                                                                             (65,276)           (18,810)
                                                                         -----------         ----------
  Excess of book-basis net investment income
    Class A.......................................................           (19,387)                --
    Class B.......................................................           (32,885)                --
                                                                         -----------         ----------
                                                                             (52,272)                --
                                                                         -----------         ----------
    Total distributions...........................................          (117,548)           (18,810)
                                                                         -----------         ----------
CAPITAL TRANSACTIONS
  Proceeds from shares sold
    Class A.......................................................        11,271,055          3,526,516
    Class B.......................................................        17,102,298          3,654,518
                                                                         -----------         ----------
                                                                          28,373,353          7,181,034
                                                                         -----------         ----------
  Proceeds from shares issued for distributions reinvested
    Class A.......................................................            78,007             11,544
    Class B.......................................................            37,331              6,749
                                                                         -----------         ----------
                                                                             115,338             18,293
                                                                         -----------         ----------
  Cost of shares redeemed
    Class A.......................................................        (2,680,200)           (56,689)
    Class B.......................................................        (1,378,718)           (22,856)
                                                                         -----------         ----------
                                                                          (4,058,918)           (79,545)
                                                                         -----------         ----------
    Increase in net assets resulting from capital transactions....        24,429,773          7,119,782
                                                                         -----------         ----------
INCREASE IN NET ASSETS............................................        27,555,424          7,111,300
                                                                         -----------         ----------
NET ASSETS, end of period.........................................       $34,666,924         $7,111,500
                                                                         ===========         ==========


*Commencement of operations.

See Notes to Financial Statements.

 GOVERNMENT II FUND                                      STATEMENT OF NET ASSETS

 October 31, 1995

    Principal                                                                                   Market
     Amount                                                                                     Value
  -------------------------------------------------------------------------------------------------------
                United States Treasury Notes  54.2%
  $    800,000    6.50%, 8/15/97............................................................  $   811,504
     **400,000    7.25%, 11/15/96...........................................................      406,376
       400,000    7.50%, 12/31/96...........................................................      408,312
       600,000    7.75%, 12/31/99...........................................................      642,468
       800,000    7.875%, 7/31/96...........................................................      812,752
   **1,200,000    7.875%, 1/15/98...........................................................    1,254,000
   **1,900,000    8.50%, 11/15/95...........................................................    1,901,482
   **3,280,000    8.875%, 2/15/96...........................................................    3,308,700
       400,000    9.00%, 5/15/98............................................................      430,752
     **500,000    9.25%, 1/15/96............................................................      503,440
                                                                                              -----------
                    TOTAL UNITED STATES TREASURY NOTES (Cost $10,514,718)...................   10,479,786
                                                                                              -----------
                United States Government Agencies  39.7%

                Federal Home Loan Mortgage Corp.
       184,606    7.00%, pool, 10/01/24.....................................................      183,164
       737,647    7.50%, pools, 7/01/24 to 6/01/25..........................................      745,946
       957,996    8.00%, pools, 4/01/23 to 10/01/25.........................................      981,352
                Federal National Mortgage Association
       385,582    7.00%, pool, 5/01/24......................................................      382,328
       712,679    7.50%, pools, 8/01/24 to 11/01/24.........................................      720,027
       793,750    8.00%, pools, 8/01/24 to 8/01/25..........................................      813,102
                Government National Mortgage Association
       170,969    7.00%, pool, 6/15/22......................................................      169,795
     2,144,680    7.50%, pools, 10/15/22 to 6/15/24.........................................    2,172,839
     1,453,332    8.00%, pools, 2/15/23 to 6/15/25..........................................    1,495,115
                                                                                              -----------
                    TOTAL UNITED STATES GOVERNMENT AGENCIES (Cost $7,275,810)...............    7,663,668
                                                                                              -----------

                Forward Purchase Commitments  19.6%

      *100,000  Federal Home Loan Mortgage Corp., 7.50%, settling 1/96......................      100,838
                Federal National Mortgage Association
      *600,000    7.50%, settling 12/95.....................................................      605,304
      *200,000    7.50%, settling 1/96......................................................      201,484
                Government National Mortgage Association
    *2,500,000    7.00%, settling 1/96......................................................    2,476,575
      *400,000    7.50%, settling 12/95.....................................................      404,676
                                                                                              -----------
                    TOTAL FORWARD PURCHASE COMMITMENTS (Cost $3,770,500)....................    3,788,877
                                                                                              -----------

                Repurchase Agreement  1.7%

       330,000   SBC Capital Markets, Inc., dated 10/31/95, 5.87%, due 11/1/95
                   (collateralized by U.S. Government obligations in a pooled cash account)
                   repurchase proceeds $330,054 (Cost $330,000).............................      330,000
                                                                                              -----------
                 TOTAL INVESTMENTS (Cost $21,891,028)  115.2%...............................   22,262,331
                 Other assets and liabilities, net  4.7%....................................      913,372
                 Receivable for investments sold  2.6%......................................      496,563
                 Payable for investments purchased  (22.5%).................................   (4,353,063)
                                                                                              -----------
                 NET ASSETS, equivalent to $12.14 per share for Class A
                   and $12.14 per share for Class B shares  100%............................  $19,319,203
                                                                                              ===========

 GOVERNMENT II FUND                           STATEMENT OF NET ASSETS, continued


NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, at par; 809,931 Class A and 780,836 Class B shares outstanding......  $    15,908
Capital surplus....................................................................................   18,879,404
Accumulated net realized loss on securities........................................................      (22,577)
Net unrealized appreciation of securities:
  Investments......................................................................................      371,303
  Forward commitments..............................................................................       13,313
  Futures contracts................................................................................       61,852
                                                                                                     -----------
NET ASSETS.........................................................................................  $19,319,203
                                                                                                     ===========

*Non-income producing security
**Securities with a market value of approximately $7.6 million were placed as collateral for forwards commitments and futures contracts (see Note 1D)


See Notes to Financial Statements.

GOVERNMENT II FUND                                 STATEMENT OF OPERATIONS

Year Ended October 31, 1995



INVESTMENT INCOME
Interest......................................................  $  933,882
                                                                ----------

EXPENSES
Advisory fees.................................................      71,599
Shareholder service agent's fees and expenses.................      39,267
Accounting services...........................................      50,709
Service fees--Class A.........................................      16,075
Distribution and service fees--Class B........................      55,032
Trustees' fees and expenses...................................      23,241
Audit fees....................................................      14,883
Legal fees....................................................       1,165
Reports to shareholders.......................................       7,212
Registration and filing fees..................................      87,812
Miscellaneous.................................................         683
                                                                ----------
  Total expenses..............................................     367,678
                                                                ----------
  Net investment income.......................................     566,204
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain (loss) on securities
  Investments.................................................      42,159
  Forward commitments.........................................      17,172
  Futures contracts...........................................     (33,004)
Net unrealized appreciation of securities during the period
  Investments.................................................     518,081
  Forward commitments.........................................      13,313
  Futures contracts...........................................      61,852
                                                                ----------
Net realized and unrealized gain on securities................     619,573
                                                                ----------
Increase in net assets resulting from operations..............  $1,185,777
                                                                ==========


See Notes to Financial Statements.

GOVERNMENT II FUND                           STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended         May 3, 1994*
                                                                               October 31,     through October 31,
                                                                                  1995                 1994
                                                                              -------------    -------------------

NET ASSETS, beginning of period..............................................  $ 7,342,156           $      200
                                                                               -----------          -----------
OPERATIONS
 Net investment income.......................................................      566,204               89,214
 Net realized gain (loss) on securities......................................       26,327              (35,179)
 Net unrealized appreciation (depreciation) of securities during the period..      593,246             (146,778)
                                                                               -----------          -----------
   Increase (decrease) in net assets resulting from operations...............    1,185,777              (92,743)
                                                                               -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM (see Note 1H)
 Net investment income
  Class A....................................................................     (328,298)             (66,280)
  Class B....................................................................     (237,906)             (17,949)
                                                                               -----------          -----------
                                                                                  (566,204)             (84,229)
                                                                               -----------          -----------
 Excess of book-basis net investment income
  Class A....................................................................      (10,291)                  --
  Class B....................................................................       (8,419)                  --
                                                                               -----------          -----------
                                                                                   (18,710)                  --
                                                                               -----------          -----------
    Total distributions......................................................     (584,914)             (84,229)
                                                                               -----------          -----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold
  Class A....................................................................    6,491,908            5,138,916
  Class B....................................................................    7,373,364            2,976,454
                                                                               -----------          -----------
                                                                                13,865,272            8,115,370
                                                                               -----------          -----------
 Proceeds from shares issued for distributions reinvested
  Class A....................................................................      331,815               60,050
  Class B....................................................................      237,404               17,072
                                                                               -----------          -----------
                                                                                   569,219               77,122
                                                                               -----------          -----------
 Cost of shares redeemed
  Class A....................................................................   (1,866,580)            (516,794)
  Class B....................................................................   (1,191,727)            (156,770)
                                                                               -----------          -----------
                                                                                (3,058,307)            (673,564)
                                                                               -----------          -----------
  Increase in net assets resulting from capital transactions.................   11,376,184            7,518,928
                                                                               -----------          -----------
INCREASE IN NET ASSETS.......................................................   11,977,047            7,341,956
                                                                               -----------          -----------
NET ASSETS, end of period....................................................  $19,319,203          $ 7,342,156
                                                                               ===========          ===========



*Commencement of operations
See Notes to Financial Statements

EMERGING GROWTH II FUND                                  Statement of Net Assets

October 31, 1995

Number                                                                 Market
of Shares                                                              Value
------------------------------------------------------------------------------
           Common Stock  94.9%

           CONSUMER DISTRIBUTION  7.4%

    2,500  Alco Standard Corp...................................... $  221,250
   *1,000  Baby Superstore, Inc....................................     47,250
   *1,000  Boise Cascade Office Products Corp......................     36,125
    3,500  Casey's General Stores, Inc.............................     80,500
   *1,500  CDW Computer Centers, Inc...............................     72,750
   *5,000  CompUSA, Inc............................................    191,250
   *4,000  Consolidated Stores Corp................................     92,500
   *4,000  Corporate Express, Inc..................................    104,500
   *1,000  Creative Computer, Inc..................................     29,000
    3,000  Fastenal Co.............................................    104,437
   *2,000  Garden Ridge Corp.......................................     71,500
   *6,000  General Nutrition Companies, Inc........................    149,250
    2,500  Just For Feet, Inc......................................     59,062
   *4,000  Kroger Co...............................................    133,500
   *2,000  Micro Warehouse, Inc....................................     89,000
   *1,000  Petco Animal Supplies...................................     28,000
    2,500  Richfood Holdings, Inc..................................     62,500
   *2,500  Safeway, Inc............................................    118,125
   *3,500  Staples Inc.............................................     93,188
   *7,500  Sunglass Hut International, Inc.........................    204,375
                                                                    ----------
                                                                     1,988,062
                                                                    ----------
           CONSUMER DURABLES  1.3%

    2,000  Black & Decker Corp.....................................     67,750
    2,500  Clayton Homes, Inc......................................     65,625
    2,000  Harman International Industries, Inc....................     92,250
   *4,000  Toll Brothers, Inc......................................     71,500
     *500  TransPro, Inc...........................................      5,500
   *2,000  Ultralife Batteries, Inc................................     40,500
                                                                    ----------
                                                                       343,125
                                                                    ----------
           CONSUMER NON-DURABLES  3.3%

    2,000  Coca-Cola Enterprises, Inc..............................     53,250
    2,000  Fila Holdings, ADR......................................     86,250
    2,500  First Brands Corp.......................................    114,375
   *3,000  Nu-Kote Holding, Inc., Class A..........................     62,250
   *2,500  Quiksilver, Inc.........................................     77,500
    2,000  St. John Knits, Inc.....................................     95,750
    2,000  Starbucks Corp..........................................     78,500
   *5,500  Tommy Hilfiger Corp.....................................    209,688
     *500  USA Detergents, Inc.....................................     12,750
    3,500  Wolverine World Wide, Inc...............................    105,000
                                                                    ----------
                                                                       895,313
                                                                    ----------
           CONSUMER SERVICES  8.8%

   *2,000  Alternative Resources Corp..............................     62,000
    2,000  American Radio Systems Corp.............................     45,000
    3,500  Applebees International, Inc............................     98,437
   *4,000  Boston Chicken, Inc.....................................    135,250

EMERGING GROWTH II FUND                       STATEMENT OF NET ASSETS, continued


Number                                                                Market
of Shares                                                             Value
-----------------------------------------------------------------------------
        CONSUMER SERVICES--continued

*2,000  Clear Channel Communications, Inc......................... $  164,000
*3,500  Corrections Corp. of America..............................    190,750
 3,500  Equifax, Inc..............................................    136,500
*2,500  Evergreen Media Corp., Class A............................     68,125
*2,500  Gartner Group, Inc........................................    109,062
 2,000  Hospitality Franchise System, Inc.........................    122,500
*4,000  Infinity Broadcasting Corp................................    130,000
 2,000  Interpublic Group Companies, Inc..........................     77,500
 4,000  La Quinta Inns, Inc.......................................    103,000
*3,500  Lone Star Steakhouse & Saloon, Inc........................    135,187
 3,000  Meredith Corp.............................................    107,250
*5,000  Mirage Resorts, Inc.......................................    163,750
 3,000  National Data Corp........................................     79,500
  *700  Outback Steakhouse, Inc...................................     21,963
*2,000  Regal Cinemas, Inc........................................     78,500
 3,000  Reynolds & Reynolds Co....................................    106,875
*2,000  Scientific Games Holdings Corp............................     65,500
*1,500  Sinclair Broadcast Group, Class A.........................     31,125
 3,000  V-Tel Corp................................................     54,000
 1,000  Wallace Computer Services, Inc............................     56,375
   500  Wendy's International, Inc................................      9,938
                                                                   ----------
                                                                    2,352,087
                                                                   ----------

        ENERGY  4.5%

 2,000  Apache Corp...............................................     51,000
*3,448  BJ Services Co. (includes 60 warrants, expiring 4/13/00)..     79,888
*1,500  Cairn Energy USA, Inc.....................................     18,000
 2,000  Camco International, Inc..................................     45,750
*3,000  Chesapeake Energy Corp....................................     87,750
*2,000  Diamond Offshore Drilling.................................     49,750
   500  Enron Oil & Gas Co........................................     10,000
*7,500  Global Marine, Inc........................................     48,750
*4,000  Input/Output, Inc.........................................    149,500
 2,500  Kerr McGee Corp...........................................    137,813
*2,500  Newfield Exploration Co...................................     73,750
 1,000  Phoenix Resource Co.......................................     17,750
 4,500  Pogo Producing Co.........................................     90,563
*6,500  Pride Petroleum Services, Inc.............................     56,875
*4,500  Smith International, Inc..................................     72,000
 4,500  Sonat Offshore Drilling, Inc..............................    142,875
 2,500  Tidewater, Inc............................................     65,938
 1,000  Varco International, Inc..................................      9,125
                                                                   ----------
                                                                    1,207,077
                                                                   ----------

        FINANCE  10.3%

 2,000  AAMES Financial Corp......................................     50,000
 4,000  Bank of New York, Inc.....................................    168,000
 6,500  Bank of Boston Corp.......................................    289,250
 2,500  BayBanks, Inc.............................................    202,500
 3,000  City National Corp........................................     39,750
 1,200  CMAC Investment Corp......................................     57,000


EMERGING GROWTH II FUND               STATEMENT OF NET ASSETS, continued


Number                                                          Market
of Shares                                                       Value
------------------------------------------------------------------------
        FINANCE--continued

*2,500  Credit Acceptance Corp............................... $   58,750
 2,500  Cullen Frost Bankers, Inc............................    127,500
 2,500  EXEL Limited.........................................    133,750
 3,000  FINOVA Group, Inc....................................    135,750
 2,500  First American Corp..................................    109,687
 2,000  First Bank System, Inc...............................     99,500
 7,000  Green Tree Financial Corp............................    186,375
 1,000  Household International, Inc.........................     56,250
 2,000  MBNA Corp............................................     73,750
 2,500  Mercantile Bancorporation, Inc.......................    110,000
 3,500  Mercury Financial Co.................................     67,375
 2,500  Mercury General Corp.................................    105,000
 1,500  Meridian Bancorp, Inc................................     64,125
 2,000  Money Store, Inc.....................................     80,000
*3,500  Oxford Resources Corp., Class A......................     91,875
 2,000  Peoples Heritage Financial Group, Inc................     38,000
 1,500  Star Banc Corp.......................................     83,063
 3,000  TCF Financial Corp...................................    176,250
 3,500  United Companies Financial Corp......................     98,875
 1,500  Vesta Insurance Group, Inc...........................     60,563
                                                              ----------
                                                               2,762,938
                                                              ----------

        HEALTH CARE  15.2%

  *500  American Oncology Resources..........................     17,500
*3,500  AMSCO International, Inc.............................     56,000
*5,000  Boston Scientific Corp...............................    210,625
*1,000  Coherent, Inc........................................     28,250
*1,200  Community Health Systems, Inc........................     38,100
*2,000  CompDent, Corp.......................................     62,250
*2,500  Cycare System, Inc...................................     77,500
*4,000  Dura Pharmaceuticals, Inc............................    117,000
*1,500  Genzyme Corp.........................................     87,375
 5,000  Guidant Corp.........................................    160,000
*2,500  Gulf South Medical Supply, Inc.......................     51,875
 6,000  HBO & Co.............................................    424,500
*8,000  Health Management Associates, Inc., Class A..........    172,000
*1,500  Health Management Systems, Inc.......................     48,000
*3,500  Healthsouth Rehabilitation...........................     91,438
*1,000  HPR, Inc.............................................     26,000
 4,000  Invacare Corp........................................    101,000
*1,500  Medaphis Corp........................................     47,625
*2,000  Medpartners, Inc.....................................     56,000
 7,000  Medtronic, Inc.......................................    404,250
 4,000  Mentor Corp..........................................     88,000
*2,000  Nellcor Puritan Bennett, Inc.........................    115,000
*3,000  OccuSystems, Inc.....................................     62,062
 5,000  OmniCare, Inc........................................    181,250
*1,500  Oxford Health Plans, Inc.............................    117,375
*7,000  Phycor, Inc..........................................    257,250
*1,500  Physician Reliance Network...........................     49,875


EMERGING GROWTH II FUND          STATEMENT OF NET ASSETS, continued


Number                                                         Market
of Shares                                                      Value
-----------------------------------------------------------------------

           HEALTH CARE--continued

   *4,500  Physician Sales & Service, Inc..................  $   73,125
   *1,000  Quintiles Transnational Corp....................      64,250
   *2,000  Renal Treatment Centers, Inc....................      72,000
   *2,500  Research Industries Corp........................      68,750
    1,500  Respironics, Inc................................      32,712
    2,000  St. Jude Medical, Inc...........................     106,500
   *3,000  Steris Corp.....................................     101,250
   *1,500  Sybron Corp.....................................      63,750
   *1,000  Target Therapeutics, Inc........................      77,500
   *2,000  Thermedics, Inc.................................      36,750
   *1,500  United Dental Care, Inc.........................      45,750
     *467  Vencor, Inc.....................................      12,959
   *3,500  Watsons Pharmaceuticals, Inc....................     156,625
                                                             ----------
                                                              4,060,021
                                                             ----------

           PRODUCER MANUFACTURING  6.2%

    2,500  BMC Industries, Inc.............................      96,563
    2,500  Case Corp.......................................      95,312
   *1,500  Cognex Corp.....................................      89,625
    4,500  Danaher Corp....................................     139,500
    2,500  Dover Corp......................................      98,750
    2,500  Duriron, Inc....................................      66,875
   *1,000  FMC Corp........................................      71,625
   *4,500  Glenayre Technologies...........................     289,125
    2,000  Greenfield Industries, Inc......................      60,000
    1,000  Helix Technology Corp...........................      37,500
   *1,500  Kent Electronics Corp...........................      73,125
    3,000  Measurex Corp...................................      92,250
   *2,500  Mueller Industries, Inc.........................      58,750
    1,500  Precision Castparts Co..........................      53,625
   *3,000  Robotic Vision Systems, Inc.....................      68,625
   *3,500  Sanifill, Inc...................................     110,250
   *3,000  United Waste Systems, Inc.......................     118,500
   *2,000  USA Waste Services, Inc.........................      42,000
                                                             ----------
                                                              1,662,000
                                                             ----------

           RAW MATERIALS/PROCESSING INDUSTRIES  4.5%

    5,000  Albemarle Corp..................................      93,125
    1,150  Eastman Chemical Co.............................      68,425
    1,500  Goodrich B. F. Co...............................      98,813
    1,500  Hercules, Inc...................................      80,062
    3,500  IMC Global, Inc.................................     245,000
    2,500  Millipore Corp..................................      88,437
    3,000  Mineral Technologies, Inc.......................     119,625
    3,000  Potash Corp. Sask, Inc..........................     208,875
    1,500  Rayonier, Inc...................................      56,250
   *2,000  Sealed Air Corp.................................      52,750
    2,000  Sonoco Products Co..............................      49,500
   *1,500  UCAR International, Inc.........................      42,750
                                                             ----------
                                                              1,203,612
                                                             ----------

EMERGING GROWTH II FUND                       STATEMENT OF NET ASSETS, continued


Number                                                         Market
of Shares                                                      Value
----------------------------------------------------------------------

           TECHNOLOGY  28.4%

    2,000  Allen Group, Inc................................   $ 49,000
   *5,500  Altera Corp.....................................    332,750
    1,500  America Online, Inc.............................    120,000
   *5,000  Analog Devices, Inc.............................    180,625
   *3,000  Applied Materials, Inc..........................    150,375
   *7,000  Ascend Communications, Inc......................    455,000
   *1,500  Aspect Telecommunications Corp..................     51,562
   *1,500  Aspen Technology, Inc...........................     41,250
   *9,000  Atmel Corp......................................    281,250
   *3,000  Bay Networks, Inc...............................    198,750
     *500  C P Clare Corp..................................     12,938
   *2,500  Cabletron Systems, Inc..........................    196,562
   *7,250  Cadence Design Systems, Inc.....................    233,812
   *1,500  Cambridge Technology Partners, Inc..............     85,125
   *2,000  C-Cube Microsystems, Inc........................    138,250
    3,000  Ceridian Corp...................................    130,500
   *2,000  Credence Systems Corp...........................     74,750
   *2,000  Cyberoptics Corp................................     66,000
   *5,500  Dell Computer Corp..............................    256,438
   *6,000  Informix Corp...................................    174,750
   *3,000  International Rectifier Corp....................    135,375
   *4,000  Kemet Corp......................................    138,000
   *3,500  KLA Instruments Corp............................    149,625
   *2,000  Komag, Inc......................................    114,000
   *1,500  Kronos, Inc.....................................     69,000
    7,000  Linear Technology Corp..........................    306,250
   *5,500  LSI Logic Corp..................................    259,187
   *2,500  Macromedia, Inc.................................     92,500
   *2,500  McAfee Associations, Inc........................    145,625
   *4,000  Medic Computer Systems, Inc.....................    213,000
    2,000  Micron Technology, Inc..........................    141,250
   *2,500  Mylex Corp......................................     46,563
   *3,000  National Semiconductor Corp.....................     73,125
   *2,500  Network General Corp............................    103,750
   *2,000  Parametric Technology Corp......................    134,000
   *1,500  Peoplesoft, Inc.................................    129,000
   *2,000  PRI Automation..................................     74,000
    1,500  Project Software & Development, Inc.............     39,750
   *5,000  SCI Systems, Inc................................    175,625
   *2,000  Sierra On-Line, Inc.............................     74,500
   *4,000  Sierra Semiconductor Corp.......................     71,500
    2,000  Sundstrand Corp.................................    122,500
   *3,000  Sunguard Data Systems, Inc......................     82,500
    1,500  Tektronix, Inc..................................     88,875
   *2,000  Tencor Instruments..............................     85,250
   *1,000  Teradyne, Inc...................................     33,375
     *500  Thermolase Corp.................................     10,188
     *500  Thermospectra Corp..............................      8,125
   *7,000  3Com Corp.......................................    329,000
   *4,500  U.S. Robotics Corp..............................    416,250
   *5,000  Ultratech Stepper, Inc..........................    200,000
   *4,500  Vicor Corp......................................     91,969


 EMERGING GROWTH II FUND                      STATEMENT OF NET ASSETS, continued


Number                                                                                                Market
of Shares                                                                                             Value
---------------------------------------------------------------------------------------------------------------
           TECHNOLOGY--continued

   *3,000  Vishay Intertechnology, Inc...........................................................   $   105,750
    2,000  Watkins Johnson Co....................................................................        96,250
                                                                                                    -----------
                                                                                                      7,585,344
                                                                                                    -----------
           TRANSPORTATION  3.0%

    2,500  Airborne Freight Corp.................................................................        65,625
    4,000  Comair Holdings, Inc..................................................................       112,250
    2,000  Conrail, Inc..........................................................................       137,500
   *2,500  Continental Airlines, Inc., Class B...................................................        89,062
   *2,000  Fritz Companies, Inc..................................................................        70,000
   *3,500  Northwest Airlines, Inc., Class A.....................................................       140,437
   *1,000  UAL Corp..............................................................................       175,875
                                                                                                    -----------
                                                                                                        790,749
                                                                                                    -----------
           UTILITIES  2.0%

    2,500  AT&T Capital Corp.....................................................................       100,000
   *1,000  Cellular Communications Inc., Class A.................................................        53,625
    4,000  Cincinnati Bell, Inc..................................................................       117,500
    4,500  Frontier Corp.........................................................................       121,500
   *6,000  LCI International, Inc................................................................       108,000
   *1,000  Midcom Communications, Inc............................................................        15,000
   *1,000  Palmer Wireless, Inc..................................................................        22,750
                                                                                                    -----------
                                                                                                        538,375
                                                                                                    -----------
             TOTAL COMMON STOCK (Cost $23,221,938)...............................................    25,388,703
                                                                                                    -----------

Principal
 Amount    Repurchase Agreement  9.7%
----------
$2,585,000 SBC Capital Markets, Inc., dated 10/31/95, 5.87%, due 11/1/95
            (collateralized by U.S. Government obligations in a pooled
            cash account) repurchase proceeds $2,585,421 (Cost $2,585,000).......................     2,585,000
                                                                                                    -----------
           TOTAL INVESTMENTS (Cost $25,806,938)  104.6%..........................................    27,973,703
            Other assets and liabilities, net  (4.6%)                                                (1,230,130)
                                                                                                    -----------
           NET ASSETS, equivalent to $15.12 per share for Class A and
            $15.04 per share for Class B shares  100%............................................   $26,743,573
                                                                                                    ===========
NET ASSETS WERE COMPRISED OF:

Shares of beneficial interest, at par; 1,054,794 Class A and 717,720 Class B shares outstanding..   $    17,725
Capital surplus..................................................................................    24,589,075
Accumulated net realized loss on securities......................................................       (29,992)
Net unrealized appreciation of securities........................................................     2,166,765
                                                                                                    -----------
NET ASSETS ......................................................................................   $26,743,573
                                                                                                    ===========

*Non-income producing security.


See Notes to Financial Statements.

 EMERGING GROWTH II FUND                                    FINANCIAL STATEMENTS


Statement of Operations                                          February 21, 1995*
                                                                      through
                                                                  October 31, 1995
                                                                 ------------------
INVESTMENT INCOME
Dividends......................................................      $   35,352
Interest.......................................................          44,084
                                                                     ----------
  Investment income............................................          79,436
                                                                     ----------
EXPENSES
Advisory fees..................................................          47,662
Shareholder service agent's fees and expenses..................         104,742
Accounting services............................................           6,365
Service fees--Class A..........................................          11,480
Distribution and service fees--Class B.........................          27,405
Trustees' fees and expenses....................................           7,196
Audit fees.....................................................          10,300
Legal fees.....................................................           1,336
Reports to shareholders........................................           4,434
Registration and filing fees...................................          43,600
Organization...................................................           2,805
Miscellaneous..................................................             369
Expense reimbursement..........................................         (45,493)
                                                                     ----------
  Total expenses...............................................         222,201
                                                                     ----------
  Net investment loss..........................................        (142,765)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized loss on securities................................         (29,992)
Net unrealized appreciation of securities during the period....       2,166,765
                                                                     ----------
  Net realized and unrealized gain on securities...............       2,136,773
                                                                     ----------
  Increase in net assets resulting from operations.............      $1,994,008
                                                                     ==========

--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                 February 21, 1995*
                                                                      through
                                                                  October 31, 1995
                                                                 ------------------
NET ASSETS, beginning of period................................     $       200
                                                                    -----------
OPERATIONS
  Net investment loss..........................................        (142,765)
  Net realized loss on securities..............................         (29,992)
  Net unrealized appreciation of securities during the period..       2,166,765
                                                                    -----------
    Increase in net assets resulting from operations...........       1,994,008
                                                                    -----------
CAPITAL TRANSACTIONS
  Proceeds from shares sold
    Class A....................................................      15,664,882
    Class B....................................................      10,338,125
                                                                    -----------
                                                                     26,003,007
                                                                    -----------
  Cost of shares redeemed
    Class A....................................................      (1,038,319)
    Class B....................................................        (215,323)
                                                                    -----------
                                                                     (1,253,642)
                                                                    -----------
  Increase in net assets resulting from capital transactions...      24,749,365
                                                                    -----------
INCREASE IN NET ASSETS.........................................      26,743,373
                                                                    -----------
NET ASSETS, end of period......................................     $26,743,573
                                                                    ===========

*Commencement of operations
See Notes to Financial Statements.

 INTERNATIONAL EQUITY II FUND                            STATEMENT OF NET ASSETS
 October 31, 1995

   Number                                                                Market
   of Shares                                                             Value
--------------------------------------------------------------------------------
            Common Stock  85.7%

            AUSTRALIA  2.3%

    10,000  Burns Philp & Co......................................      $ 22,395
    25,000  Coca-Cola Amatil......................................       193,480
                                                                        --------
                                                                         215,875
                                                                        --------
            AUSTRIA  6.0%

     1,500  Austria Micro System..................................       277,988
     1,200  Baumax, AG............................................        48,841
     1,500  Burgenland Holding....................................        60,900
    *1,000  Va Stahl, AG..........................................        30,601
     1,200  Va Technologie, AG....................................       139,130
                                                                        --------
                                                                         557,460
                                                                        --------
            CANADA  2.1%

     2,500  Loewen Group, Inc.....................................       100,295
   *18,000  Wescam, Inc...........................................        92,364
                                                                        --------
                                                                         192,659
                                                                        --------
            CHILE  1.7%

     2,500  Embotelladora Andina, ADR.............................        83,125
     3,000  Madeco, SA, ADR.......................................        74,625
                                                                        --------
                                                                         157,750
                                                                        --------
            DENMARK  3.4%

     2,000  Kobenhavn Lufthave....................................       150,073
    *7,000  Scandinav Mobility....................................       166,545
                                                                        --------
                                                                         316,618
                                                                        --------
            FINLAND  1.2%

     1,600  Nokia (AB) OY, Series A...............................        91,534
       400  Nokia (AB) OY, Series K...............................        23,354
                                                                        --------
                                                                         114,888
                                                                        --------
            FRANCE  4.5%

     1,214  Castorama Dubois......................................       108,321
     1,000  Ecco, SA..............................................       155,007
       440  Sidel, SA.............................................       152,782
                                                                        --------
                                                                         416,110
                                                                        --------
            GERMANY  4.1%

       200  Bayer Motoren Werk....................................       107,275
     2,000  Fielmann, AG..........................................       110,117
     2,500  SGL Carbon............................................       163,931
                                                                        --------
                                                                         381,323
                                                                        --------

 INTERNATIONAL EQUITY II FUND                 STATEMENT OF NET ASSETS, continued

Number                                                                  Market
of Shares                                                                Value
--------------------------------------------------------------------------------
          HONG KONG  3.4%

  40,000  Hong Kong Electric...................................         $136,063
  20,000  Hutchison Whampoa....................................          110,196
  10,000  Swire Pacific........................................           75,016
                                                                        --------
                                                                         321,275
                                                                        --------
          IRELAND  4.9%

  30,248  Bank of Ireland......................................          201,751
  12,000  CRH..................................................           79,262
  30,000  Independent News.....................................          179,699
                                                                        --------
                                                                         460,712
                                                                        --------
          ISRAEL  0.7%

  *3,000  Gilat Satellite Networks, Ltd........................           66,750
                                                                        --------
          ITALY  6.3%

   5,000  Alleanza Assicuraz...................................           34,661
 *10,000  De Rigo, ADS.........................................          206,250
  *5,000  Gucci Group, NV......................................          150,000
  50,000  Telecom Italia.......................................           75,910
  70,000  Telecom Italia, Mobile...............................          117,472
                                                                        --------
                                                                         584,293
                                                                        --------
          JAPAN  7.3%

   3,000  Bunkyodo Co..........................................           67,745
  10,000  Hitachi..............................................          102,644
   1,000  Kyocera Corp.........................................           81,920
   2,000  Mabuchi Motor Co.....................................          121,023
   4,000  Ohmoto Gumi Co.......................................           89,936
   5,000  Sato Corp............................................          102,645
   2,000  Trans Cosmos, Inc....................................          111,051
                                                                        --------
                                                                         676,964
                                                                        --------
          MALAYSIA  3.6%

  20,000  Gamuda Berhad........................................           83,432
  20,000  Leader Univ Holdings.................................           53,916
  20,000  Sungei Way Holdings..................................           67,295
  25,000  Sunway Building Tech.................................           66,903
  25,000  UMW Holding Berhad...................................           59,524
                                                                        --------
                                                                         331,070
                                                                        --------
          MEXICO  4.2%

  60,000  Cifra SA, DE CV......................................           61,137
  30,400  Gruma................................................           89,600
 *15,000  Grupo Carso..........................................           78,526
   7,000  Kimberly Clark, Mexico...............................           91,369
   2,500  Telefonos de Mexico, SA, ADR.........................           68,750
                                                                        --------
                                                                         389,382
                                                                        --------

 INTERNATIONAL EQUITY II FUND                 STATEMENT OF NET ASSETS, continued


 Number                                                                 Market
 of Shares                                                               Value
--------------------------------------------------------------------------------
          NETHERLANDS  6.7%

   3,500  Getronics, NV..........................................       $167,036
     500  Heineken, NV...........................................         88,731
   4,000  IHC Caland, NV.........................................        113,829
   2,000  Philips Electronics, NV................................         77,250
   4,000  Randstad Holdings......................................        180,505
                                                                        --------
                                                                         627,351
                                                                        --------
          NEW ZEALAND  0.7%

   1,000  Telecom Corp of New Zealand, ADR.......................         66,375
                                                                        --------
          NORWAY  2.6%

   3,000  Petroleum Geo Service..................................         56,849
  30,000  Tomra Systems, AS......................................        189,337
                                                                        --------
                                                                         246,186
                                                                        --------
          PHILIPPINES  1.3%
*300,000  Bankard, Inc...........................................        123,991
                                                                        --------
          SINGAPORE  4.8%

  10,000  Cerebos Pacific........................................         62,279
   6,000  Fraser & Neave.........................................         70,913
  75,000  QAF....................................................         90,764
  15,000  Sembawang Maritime.....................................         50,743
 100,000  Steamers Maritime......................................         74,310
  20,000  Van Der Horst..........................................        102,619
                                                                        --------
                                                                         451,628
                                                                        --------
          SWEDEN  5.7%

   2,500  Astra, AB, Series A....................................         91,859
   1,500  Autoliv, AB............................................         86,061
     400  Ericsson (LM) Telephone................................          8,493
   4,000  Ericsson (LM) Telephone, Series B......................         84,932
   1,000  Hennes & Mauritz.......................................         65,356
   5,000  Hoganas, AG............................................        134,777
   2,000  Kinnerik Investment, Series B..........................         55,417
                                                                        --------
                                                                         526,895
                                                                        --------
          SWITZERLAND  2.3%

      20  Roche Holdings, AG.....................................        145,336
   1,000  Roche Holdings, Ltd, ADR...............................         71,875
                                                                        --------
                                                                         217,211
                                                                        --------
          THAILAND  1.5%

  20,000  Quality Houses Co......................................         88,218
   4,000  UTD Communications Industries..........................         50,546
                                                                        --------
                                                                         138,764
                                                                        --------

 INTERNATIONAL EQUITY II FUND                 STATEMENT OF NET ASSETS, continued


   Number                                                                                            Market
   of Shares                                                                                         Value
-------------------------------------------------------------------------------------------------------------
             UNITED KINGDOM   4.4%

     15,000  British Biotech....................................................................   $  211,541
      5,000  Carlton Communications.............................................................       76,166
     25,000  Rentokil Group.....................................................................      124,506
                                                                                                   ----------
                                                                                                      412,213
                                                                                                   ----------
               TOTAL COMMON STOCKS (Cost $7,387,128)............................................    7,993,743
                                                                                                   ----------

 Principal
  Amount     Repurchase Agreement  14.0%
-----------

 $1,303,000  State Street Bank & Trust Co., dated 10/31/95, 4.50%, due 11/01/95
              (collateralized by U.S. Government Bond, 8.75%, 5/15/17)
              repurchase proceeds $1,303,163 (Cost $1,303,000)..................................    1,303,000
                                                                                                   ----------
             TOTAL INVESTMENTS (Cost $8,690,128)  99.7%.........................................    9,296,743
             Foreign currency (Cost $364,109)  3.9%.............................................      363,565
             Other assets and liabilities, net  (3.6%)..........................................     (338,579)
                                                                                                   ----------
             NET ASSETS, equivalent to $13.86 per share for Class A and $13.79
              per share for Class B shares  100%................................................   $9,321,729
                                                                                                   ==========
NET ASSETS WERE COMPRISED OF:

Shares of beneficial interest, at par; 474,025 Class A, 199,498 Class B shares outstanding......   $    6,735
Capital surplus.................................................................................    8,709,504
Net unrealized appreciation (depreciation) of securities
  Investments...................................................................................      606,615
  Foreign currency..............................................................................         (544)
  Other foreign denominated assets and liabilities..............................................         (581)
                                                                                                   ----------
NET ASSETS......................................................................................   $9,321,729
                                                                                                   ==========

*Non-income producing security


See Notes to Financial Statements.

 INTERNATIONAL EQUITY II FUND                               FINANCIAL STATEMENTS


Statement of Operations
                                                                                 February 21, 1995*
                                                                                      through
                                                                                  October 31, 1995
                                                                                 ------------------
INVESTMENT INCOME
Dividends (net of $7,178 of foreign taxes withheld at source).........................   $   51,723
Interest..............................................................................       21,913
                                                                                         ----------
   Investment Income..................................................................       73,636
                                                                                         ----------
EXPENSES
Advisory fees.........................................................................       35,227
Shareholder service agent's fees and expenses.........................................       28,604
Accounting services...................................................................        4,807
Service fees--Class A.................................................................        6,920
Distribution and service fees--Class B................................................        7,546
Trustees' fees and expenses...........................................................        6,987
Audit fees............................................................................       17,300
Custodian fees........................................................................       66,374
Legal fees............................................................................        1,260
Reports to shareholders...............................................................        2,932
Registration and filing fees..........................................................       34,696
Organization..........................................................................        2,805
Miscellaneous.........................................................................          226
Expense reimbursement.................................................................      (82,201)
                                                                                         ----------
   Total expenses.....................................................................      133,483
                                                                                         ----------
   Net investment loss................................................................      (59,847)
                                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain (loss) on securities
   Investments........................................................................       13,300
   Foreign currency...................................................................          (75)
Net unrealized appreciation (depreciation) of securities during the period
   Investments........................................................................      606,615
   Foreign currency...................................................................         (544)
   Other foreign denominated assets and liabilities...................................         (581)
                                                                                         ----------
Net realized and unrealized gain on securities........................................      618,715
                                                                                         ----------
Increase in net assets resulting from operations......................................   $  558,868
                                                                                         ==========


---------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                 February 21, 1995*
                                                                                      through
                                                                                  October 31, 1995
                                                                                 ------------------
NET ASSETS, beginning of period.......................................................   $      200
                                                                                         ----------
OPERATIONS
 Net investment loss..................................................................      (59,847)
 Net realized gain on securities......................................................       13,225
 Net unrealized appreciation of securities during the period..........................      605,490
                                                                                         ----------
  Increase in net assets resulting from operations....................................      558,868
                                                                                         ----------
CAPITAL TRANSACTIONS
Proceeds from shares sold
 Class A..............................................................................    6,176,592
 Class B..............................................................................    2,722,626
                                                                                         ----------
                                                                                          8,899,218
                                                                                         ----------
Cost of shares redeemed
 Class A..............................................................................      (94,421)
 Class B..............................................................................      (42,136)
                                                                                         ----------
                                                                                           (136,557)
                                                                                         ----------
 Increase in net assets resulting from capital transactions...........................    8,762,661
                                                                                         ----------
Increase in Net Assets................................................................    9,321,529
                                                                                         ----------
NET ASSETS, end of period.............................................................   $9,321,729
                                                                                         ==========

*Commencement of operations
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS


Note 1--Significant Accounting Policies

Common Sense Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which offers shares in ten separate portfolios, five of which are described in this report: Common Sense II Growth Fund ("Growth II"), Common Sense II Growth and Income Fund ("Growth and Income II"), Common Sense II Government Fund ("Government II"), Common Sense II Emerging Growth Fund ("Emerging Growth II") and Common Sense II International Equity Fund ("International Equity II"). Each Fund is accounted for as a separate entity. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economical developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Investment Valuations

   Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. U.S. Government securities are valued at the last reported bid price. Securities for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.

   Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time, until maturity, the investments are valued at amortized cost.

B. Foreign Currency Translation

   The market values of foreign securities, forward currency exchange contracts and other assets and liabilities stated in foreign currency are translated into U.S. dollars based on quoted exchange rates as of Noon Eastern Time. The cost of securities is determined using historical exchange rates. Income and expenses are translated at prevailing exchange rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions.

C. Forward Currency Exchange Contracts

   International Equity II enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or settle transactions. A forward currency exchange contract is a commitment to buy or sell a foreign security at a set price on a future date. Changes in the value of the contract are recognized by marking the contract to market on a daily basis to reflect current currency translation rates. The Fund realizes gains or losses at the time the forward currency exchange contract is closed. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts, and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

D. Futures Contracts and Forward Commitments

   General--Transactions in futures contracts and forward commitments are utilized in strategies to manage the market risk of the Trust's investments. The purchase of a futures contract or forward commitments increases the impact on net asset value of changes in the market price of investments. Forward commitments have a risk of loss due to non performance of counterparties. There is also a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Activity contains additional information.

   Futures Contracts--Upon entering into futures contracts, the Trust maintains in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Trust's agent in acquiring the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the broker. Upon the closing or cash settlement of a contract, gains and losses are realized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.

   Forward Commitments--The Trust trades certain securities under the terms of forward commitments, whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transactions between the Trust and dealers. Upon executing a forward commitment and during the period of obligation, the Trust maintains collateral of cash or securities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of the Trust is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase commitments which security settlement is not intended by the Trust and all forward sales commitments, changes in the value of the commitment are recognized by marking the commitment to market on a daily basis. During the commitment, the Trust may either resell or repurchase the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, the Trust may occasionally close such forward commitments prior to delivery. Gains and losses are realized upon the ultimate closing or cash settlement of forward commitments.

E. Repurchase Agreements

   A repurchase agreement is a short-term investment in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

F. Federal Income Taxes

   No provision for federal income taxes is required because each Fund intends to elect to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification by annually distributing all taxable net investment income and taxable net realized capital gains to shareholders. It is anticipated that no distributions of capital gains will be made until tax basis capital loss carryovers, if any, expire or are offset by net realized capital gains.

   At the end of the period, Emerging Growth II had a net realized capital loss carryforward of approximately $20,000 for federal income tax purposes and may be utilized to offset future capital gains until expiration in 2003.

G. Investment Transactions and Related Investment Income

   Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

   Under the applicable foreign tax laws, a tax may be imposed on interest, dividends, and realized gains generated from foreign investments. Such taxes are generally reflected on the Statement of Operations as a reduction of the related income or gains.

H. Dividends and Distributions

   The Trust declares annual distributions from net capital gains. Dividends from net investment income are declared daily for Government II, quarterly for Growth and Income II and annually for Growth II, Emerging Growth II, and International Equity II. Dividends and distributions to shareholders are recorded on the record date.

   The Trust distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may differ from generally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

I. Debt Discount or Premium

   The Trust accounts for debt discounts and premiums on the same basis as is used for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes, and ordinary income for tax purposes.

Note 2--Advisory Fees and Other Transactions with Affiliates

The Adviser serves as investment manager of the Trust. Advisory fees to Adviser are paid monthly, based on the average daily net assets of each Fund at an annual rate as indicated by the following graduated fee schedules:

               Emerging Growth II, Growth II
                  & Growth and Income II              Government II
               -----------------------------    --------------------------
                 Average Daily      Annual       Average Daily      Annual
                  Net Assets         Rate         Net Assets         Rate
                ----------------    ------      ----------------    ------
                First $1 billion     .65%       First $1 billion     .60%
                Next $1 billion      .60%       Next $1 billion      .55%
                Next $1 billion      .55%       Next $1 billion      .50%
                Next $1 billion      .50%       Next $1 billion      .45%
                Over $4 billion      .45%       Next $1 billion      .40%
                                                Over $5 billion      .35%

The Adviser has entered into a subadvisory agreement with Smith Barney Mutual Funds Management, Inc. (the "Subadviser"), who provides advisory services to the International Equity II Fund and the Adviser with respect to its investments in foreign securities. Advisory fees for the International Equity II Fund are calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. The Adviser pays 50% of its advisory fee to the Subadviser.

The Adviser has agreed that it will reimburse the Trust for any expenses (including the advisory fee, but excluding interest, brokerage commissions, distribution and service fees, and other extraordinary expenses) in excess of the most restrictive limitation imposed by state securities commissions. The most restrictive expense limitation is presently believed to be 2.5% of the Fund's average daily net assets up to $30 million, 2.0% of the next $70 million of such net assets and 1.5% of the Fund's net assets in excess of $100 million. The Trust received from California a waiver which allows each Fund to exclude shareholder service costs from the calculation of the expense limitation. The Adviser and, in the case of the International Equity II Fund, the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount. For the period, the entire expense reduction amount for Growth II, Growth & Income II, and Emerging Growth II was voluntary. For International Equity II, $26,302 of the expense reduction was voluntary and $55,899 was reimbursed due to the contractual expense limitation. The Adviser prepaid the Trust's initial registration and filing expenses. The Trust amortized such expenses over a ten month period ended April 1995 for Growth II, Growth and Income II, and Government II and ending in December 1995 for Emerging Growth II and International Equity II, respectively.

At the end of the period, the Adviser owned approximately 17.9% of International Equity II's Class A outstanding shares.

Accounting services include the salaries and overhead expenses of the Trust's Treasurer and the personnel operating under his direction. Charges are allocated among investment companies advised by the Adviser. These charges include the employee costs attributable to the Trust's accounting officers. A portion of the accounting services expense was paid to the Adviser in reimbursement of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.

PFS Distributors (the "Distributor"), a wholly owned subsidiary of Travelers Group, Inc., serves as Distributor of the Trust's shares. The Distributor has an exclusive selling agreement with PFS Investments, Inc. to sell shares of the Trust. During the period, the Trust paid brokerage commissions of $406,044 to companies which are deemed affiliates of the Distributor's parent because it owns more than 5% of the companies' outstanding voting securities. Certain officers and trustees of the Trust are officers and trustees of the Adviser or its affiliates.

Under the Distribution Plans, each class of shares pays .25% per annum of its average daily net assets to the Distributor as a service fee. The service fee is intended to cover personal services provided to the shareholders by representatives of PFS Investments, Inc. Class B shares pay an additional fee of
 .75% per annum of their average daily net assets to reimburse the Distributor for its distribution costs. Actual distribution expenses incurred by the Distributor for Class B shares may exceed the amounts reimbursed to the Distributor by the Fund. At the end of the period, the unreimbursed expenses incurred by the Distributor under the Class B plan are as shown in the following table and may be carried forward and reimbursed through either the collection of the contingent deferred sales charges from share redemptions or, subject to the annual renewal of the plans, future Trust reimbursements of distribution fees.

Amounts paid by the affiliates during the period were as follows:


                                                              Growth &                  Emerging   International
                                                 Growth II   Income II  Government II  Growth II    Equity II
                                                 ----------  ---------  -------------  ---------  -------------
Accounting services............................  $    5,674  $  5,525     $  5,450      $    687     $    --
Sales of Fund shares, Distributor commissions..     115,963    67,581       37,676        47,949      11,149
Class B unreimbursed expenses (approximately)..   1,100,000   720,000      360,000       320,000      90,000

At the end of the period, Growth II owned approximately .89% of the Van Kampen American Capital Small Capitalization Fund ("Small Cap"), an investment company managed by the Adviser. Small Cap comprised approximately 3% of Growth II's total net assets. Small Cap's portfolio consisted of the following securities:



Number                                                   Market
of Shares                                                Value
-----------------------------------------------------------------
             Common Stock

             CONSUMER DISTRIBUTION

     22,000  Big B, Inc.                              $   316,250
     22,000  Books-A-Million, Inc.                        280,500
     11,000  Cardinal Health, Inc.                        577,500
      3,000  Carson Pirie Scott & Co.                      50,625
      4,000  CDW Computer Centers, Inc.                   195,000
     21,000  Circuit City Stores, Inc.                    698,250
     42,000  Claire's Stores, Inc.                        834,750
     12,000  CompUSA, Inc.                                481,500
     14,000  Consolidated Stores Corp.                    327,250
      1,000  Dole Food, Inc.                               38,000
      9,800  Eckerd Corp.                                 390,775
     52,000  Fingerhut Companies, Inc.                    695,500
     46,000  General Nutrition Companies, Inc.          1,115,500
      1,000  Great Atlantic & Pacific                      20,375
     29,000  Gymboree Corp.                               659,750
     11,000  Health Management, Inc.                      126,500
      2,000  Hills Stores Co.                              15,250
     10,000  Lear Seating Corp.                           290,000
     14,000  MacFrugals Bargains Closeouts                164,500
      9,000  Medicine Shoppe International, Inc.          389,250
      6,000  Mens Wearhouse, Inc.                         235,500
     15,000  Micro Wharehouse, Inc.                       678,750
     38,000  OfficeMax, Inc.                              940,500
     83,900  Pier 1 Imports, Inc.                         818,025
      5,000  Proffitts, Inc.                              118,750
      6,000  Rexel, Inc.                                   69,000
      3,000  Richfood Holdings, Inc.                       74,625
      7,000  Ross Stores, Inc.                            110,250
     25,000  Staples, Inc.                                668,750
     42,800  Stop & Shop Companies, Inc.                  877,400
     40,000  Sunglass Hut International, Inc.           1,090,000
      4,000  Tiffany & Co.                                174,500
     25,000  Viking Office Products, Inc.               1,109,375
     43,000  Waban, Inc.                                  661,125
      6,000  Whole Foods Market, Inc.                      72,750
      3,000  Younkers, Inc.                                66,375
     32,000  Zale Corp.                                   472,000
                                                      -----------
                                                       15,904,700
                                                      -----------

             CONSUMER DURABLES

      3,000  Borg Warner Automotive, Inc.                  86,625
     50,000  Breed Technologies, Inc.                     925,000
     47,000  Brunswick Corp.                              922,375
     21,000  Champion Enterprises, Inc.                   546,000
     35,000  Clayton Homes, Inc.                          936,250
     23,000  Cobra Golf, Inc.                             621,000
      4,000  Department 56, Inc.                          182,500
     24,000  Echlin, Inc.                                 864,000
      5,000  Fleetwood Enterprises, Inc.                  103,125
     14,000  Gencorp, Inc.                                148,750
      8,400  Harman International Industries, Inc.        389,550
     46,000  Leggett & Platt, Inc.                      1,115,500
      7,000  Lennar Corp.                                 161,875
     14,000  Outboard Marine Corp.                        297,500
      7,000  Smith (A. O.) Corp.                          146,125
      6,000  Snap-On Tools, Inc.                          254,250
     22,000  Toro Co.                                     632,500
                                                      -----------
                                                        8,332,925
                                                      -----------

             CONSUMER NON-DURABLES

      1,000  Alberto Culver Co., Class B                   31,625
     34,000  American Greetings Corp., Class A          1,079,500
     29,000  Barefoot, Inc.                               337,125
      7,000  Fieldcrest Cannon, Inc.                      134,750
      9,000  Fossil, Inc.                                  96,750
      2,000  Hormel (G. A.) & Co.                          46,000
     13,000  IBP, Inc.                                    781,625
     41,000  Liz Claiborne, Inc.                        1,158,250
     23,000  Nautica Enterprises, Inc.                    787,750
     10,000  Nu-Kote Holdings, Inc., Class A              198,750
     11,000  Phillips-Van Heusen Corp.                    111,375
      3,000  Scotts Co., Class A                           60,000
      9,000  Smithfield Foods, Inc.                       236,250
     15,000  Springs Industries, Inc.                     643,125
      8,000  St. John Knits, Inc.                         382,000
     21,000  Starbucks Corp.                              834,750
     56,000  Topps, Inc.                                  343,000
      1,000  Unifi, Inc.                                   22,750
      9,000  Universal Foods Corp.                        309,375
     18,000  Westpoint Stevens, Inc.                      382,500
     25,000  Whitman Corp.                                534,375
     18,000  Wolverine World Wide, Inc.                   549,000
                                                      -----------
                                                        9,060,625
                                                      -----------


  Number                                               Market
  of Shares                                            Value
-----------------------------------------------------------------
              CONSUMER SERVICES

       4,000  Advo, Inc.                              $   102,500
      10,000  Banta Corp.                                 427,500
      12,000  Belo (A. H.) Corp.                          414,000
      14,000  Boston Chicken, Inc.                        476,000
      26,000  Bowne & Co., Inc.                           481,000
      11,000  Boyd Gaming Corp.                           148,500
       1,000  Casino America, Inc.                          7,000
      19,000  Equifax, Inc.                               722,000
       9,000  HFS, Inc.                                   559,125
      30,000  Kelly Services, Inc.                        765,000
      25,000  King World Productions, Inc.                865,625
      21,000  Lone Star Steakhouse Saloon, Inc.           813,750
       9,000  Media General, Inc., Class A                250,875
      21,000  Mirage Resorts, Inc.                        695,625
      19,000  New York Times Co., Class A                 529,625
      27,760  Ogden Corp.                                 635,010
      16,000  Olsten Corp.                                612,000
      17,000  Omnicom Group                             1,088,000
      26,000  Outback Steakhouse, Inc.                    809,250
       3,000  Papa John's International, Inc.             116,625
      13,200  PHH Corp.                                   580,800
      31,500  Players International, Inc.                 342,563
       1,000  Pulitzer Publishing Co.                      45,375
      19,000  Regal Cinemas, Inc.                         741,000
      17,000  Reynolds & Reynolds Co.                     603,500
      23,000  Rio Hotel & Casino, Inc.                    293,250
      28,000  Robert Half International, Inc.           1,029,000
      26,000  Sbarro, Inc.                                549,250
      12,500  Scientific Games Holdings Corp.             415,625
       6,000  Sonic Corp.                                 132,000
      13,500  Spelling Entertainment Group, Inc.          173,813
      24,000  Wendys International, Inc.                  480,000
      32,000  Westcott Communications, Inc.               444,000
                                                      -----------
                                                       16,349,186
                                                      -----------
              ENERGY

      17,000  BJ Services Co.                             401,625
      13,000  Brooklyn United Gas Co.                     326,625
      24,100  Eastern Enterprises                         716,975
      38,000  El Paso Natural Gas Co.                   1,026,000
      25,000  KCS Energy, Inc.                            246,875
      12,000  K.N. Energy, Inc.                           307,500
      25,000  Mesa, Inc.                                  106,250
      91,000  Nabors Industries, Inc.                     784,875
      14,000  NACCO Industries, Inc., Class A             805,000
       2,500  National Fuel Gas Co.                        75,000
      24,000  NICOR, Inc.                                 648,000
      15,000  Nuevo Energy Co.                            333,750
      16,000  Offshore Logistics, Inc.                    198,000
      14,400  ONEOK, Inc.                                 356,400
      28,000  Pacific Enterprises                         693,000
      48,000  Smith International, Inc.                   768,000
       1,000  Tidewater, Inc.                              26,375
      25,000  Union Texas Petroleum Holdings, Inc.        459,375
      12,000  United Meridian Corp.                       202,500
      24,000  Valero Energy Corp.                         567,000
      30,000  Varco International, Inc.                   277,500
       6,000  Washington Gas & Light Co.                  115,500
         500  Weatherford Enterra, Inc.                    12,250
       3,000  Western Atlas, Inc.                         133,500
      12,400  WICOR, Inc.                                 370,450
         188  Williams Companies                            7,285
                                                      -----------
                                                        9,965,610
                                                      -----------
              FINANCE

      12,000  Advanta Corp., Class A                  $   468,000
      25,000  Ahmanson (H. F.) & Co.                      634,375
      15,000  AMBAC, Inc.                                 643,125
      34,000  American Financial Group, Inc.              956,250
      25,000  American Re Corp.                           956,250
      29,000  Bankers Life Holding Corp.                  525,625
      33,000  Bear Stearns Companies, Inc.                660,000
      24,000  California Federal Bank                     357,000
       4,000  CCB Financial Corp.                         196,000
      26,000  Charter One Financial, Inc.                 737,750
      58,000  City National Corp.                         783,000
      10,000  CMAC Investment Corp.                       475,000
      23,000  Commercial Federal Corp.                    750,375
       1,500  Countrywide Credit Industries, Inc.          33,188
      23,000  Crestar Financial Corp.                   1,319,625
      41,000  Edwards (A.G.), Inc.                      1,040,375
      22,000  Finova Group, Inc.                        1,001,000
       7,000  First American Corp.                        306,250
      10,000  First Financial Corp.                       210,000
      18,000  First Tennessee National Corp.              972,000
      13,000  First USA, Inc.                             606,125
      20,300  Fremont General Corp.                       596,313
      19,000  GATX Corp.                                  909,625
      49,000  Mercury Financial Co.                       943,250
       7,300  MGIC Investment Corp.                       415,188
       9,000  North American Mtg., Co.                    185,625
      21,000  North Fork Bancorporation                   459,375
      22,000  Northern Trust Corp.                      1,050,500
      12,880  Norwest Corp.                               388,010
       2,000  Ohio Casualty Corp.                          71,500
      10,000  Penncorp Financial Group, Inc.              238,750
      32,000  Peoples Heritage Financial                  620,000
      25,000  Protective Life Corp.                       712,500
      18,000  Regions Financial Corp.                     720,000
     109,000  Reliance Group Holding                      803,875
      17,000  Reliastar Financial Corp.                   716,125
       3,000  Roosevelt Financial Group, Inc.              48,375
      38,000  Southtrust Corp.                            959,500
       5,000  Sovereign Bancorp, Inc.                      50,000
      19,300  Star Banc Corp.                           1,061,500
      16,000  TCF Financial Corp.                         936,000
       6,000  TIG Holdings, Inc.                          151,500
       6,000  Transatlantic Holdings, Inc.                405,750
      28,000  Union Planters Corp.                        854,000
       5,000  Vesta Insurance Group, Inc.                 203,125
      38,000  Washington Mutual, Inc.                     980,875
      15,000  Webb Del Corp.                              313,125
       9,000  Zions Bancorporation                        623,250
                                                      -----------
                                                       29,048,949
                                                      -----------
              HEALTH CARE

      25,000  Amsco International, Inc.                   409,375
      24,000  Bausch & Lomb, Inc.                         840,000
       5,000  Bio Rad Labs, Inc.,  Class A                190,625
      19,000  CNS, Inc.                                   199,500
      11,000  Community Health Systems, Inc.              349,250
      52,000  Cor Therapeutics, Inc.                      533,000
       1,000  Cordis Corp.                                110,625
       4,000  Dentsply International, Inc.                138,000
      29,000  Foundation Health Corp.                   1,236,125
       2,000  HBO & Co.                                   143,250
      20,000  Healthcare Compare Corp.                    770,000
       8,000  Healthsouth Rehabilitation                  211,000



 Number                                                      Market
 of Shares                                                   Value
--------------------------------------------------------------------
     39,000  Horizon/CMS Healthcare                      $   784,875
     37,073  ICN Pharmaceuticals, Inc.                       759,997
     24,000  Integrated Health Services, Inc.                519,000
     29,000  Lincare Holdings, Inc.                          725,000
      3,000  Manor Care, Inc.                                 98,625
      1,000  Maxicare Health Plans                            17,625
     32,000  Medisense, Inc.                                 716,000
     47,500  Mylan Labs, Inc.                                890,625
     16,000  Nellcor Puritan Bennett, Inc.                   924,000
      8,000  North American Biological                        65,000
      2,000  Orthofix International, NV                       19,500
     16,000  Oxford Health Plans, Inc.                     1,260,000
      6,000  Pacific Physician Services                       94,500
      3,000  Quintiles Transnational Corp.                   192,750
     17,000  Renal Treatment Centers, Inc.                   612,000
      6,000  Rexall Sundown, Inc.                             90,000
      3,000  Target Therapeutics, Inc.                       229,500
     18,000  Thermo Cardiosystems, Inc.                      877,500
      2,000  United American Healthcare Corp.                 22,250
     12,000  Universal Health Services, Inc., Class B        448,500
     20,000  Vivra, Inc.                                     660,000
     25,320  Watsons Pharmaceuticals, Inc.                 1,145,730
                                                         -----------
                                                          16,283,727
                                                         -----------

             PRODUCER MANUFACTURING

     16,000  Agco Corp.                                      754,000
      3,000  Alliant Techsystems, Inc.                       139,500
      5,000  Ametek, Inc.                                     88,750
     14,600  Aptar Group, Inc.                               501,875
      7,000  Blount, Inc., Class A                           305,375
     21,000  Briggs & Stratton Corp.                         847,875
      6,000  Cognex Corp.                                    363,000
     22,000  Cummins Engine Co., Inc.                        792,000
     26,000  Danaher Corp.                                   812,500
     22,000  Detroit Diesel Corp.                            396,000
     11,000  Duracraft Corp.                                 239,250
      6,000  Granite Construction, Inc.                      171,750
     18,500  IDEX Corp.                                      698,375
      7,000  INDRESCO, Inc.                                  120,750
      1,000  Johnson Controls, Inc.                           58,500
     20,000  Juno Lighting, Inc.                             292,500
      2,000  Kent Electrics Corp.                             97,750
     16,000  Kulicke & Sofa Industries, Inc.                 560,000
     24,000  Mueller Industries, Inc.                        561,000
      4,000  National Service Industries, Inc.               119,500
      9,000  Navistar International Corp.                     93,375
     19,000  PACCAR, Inc.                                    798,000
     30,000  Southdown, Inc.                                 495,000
     90,000  Sterling Chemicals, Inc.                        731,250
     11,000  Teledyne, Inc.                                  275,000
     28,300  Thermo Instrument Systems, Inc.                 856,075
     26,000  Timken Co.                                    1,036,750
      8,000  United Waste Systems, Inc.                      316,000
     31,000  Varity Corp.                                  1,108,250
      6,000  Watts Industries, Inc., Class A                 123,750
     32,000  Wellman, Inc.                                   752,000
      9,000  Wolverine Tube, Inc.                            319,500
                                                         -----------
                                                          14,825,200
                                                         -----------

             RAW MATERIALS/PROCESSING INDUSTRIES

     17,000  Cleveland Cliffs, Inc.                          641,750
     16,000  Cyprus Amax Minerals                            428,000
      4,000  Cytec Industries, Inc.                          218,000
      6,000  First Mississippi Corp.                         123,750
     14,000  Geon Co.                                        346,500
     24,000  Georgia Gulf Corp.                              801,000
     15,000  Goodrich (B. F.) Co.                            990,000
     46,000  Handy & Harman                                  644,000
      8,000  Inland Steel Industries, Inc.                   186,000
      2,000  International Specialty Products, Inc.           17,500
     62,000  Jefferson Smurfit Corp.                         759,500
     40,000  J&L Specialty Steel, Inc.                       660,000
     44,000  Longview Fibre Co.                              643,500
     15,000  Lubrizol Corp.                                  435,000
     41,000  Lyondell Petrochemical Co.                      881,500
     46,000  Magma Copper Co., Class B                       770,500
      6,000  Medusa Corp.                                    149,250
      3,000  NCH Corp.                                       163,125
     14,000  Olin Corp.                                      904,750
     51,000  Owens-Illinois, Inc.                            643,875
     12,000  Potlatch Corp.                                  505,500
      3,000  Quanex Corp.                                     58,875
     11,000  Rayonier, Inc.                                  418,000
     69,000  Rexene Corp.                                    621,000
     20,000  Sealed Air Corp.                                522,500
      5,000  Sigma-Aldrich Corp.                             240,000
     33,000  Sonoco Products Co.                             833,250
     43,000  Stone Container Corp.                           736,375
     46,000  Terra Industries, Inc.                          580,750
      1,000  Texas Industries, Inc.                           52,875
     23,000  USG Corp.                                       669,875
     15,000  Vigoro Corp.                                    652,500
      5,000  Vulcan Materials Co.                            277,500
     43,500  Worthington Industries, Inc.                    744,938
                                                         -----------
                                                          17,321,438
                                                         -----------

             TECHNOLOGY

      6,000  Adaptec, Inc.                                   264,000
     20,000  Alantec Corp.                                   710,000
      4,000  Altera Corp.                                    244,000
     15,000  America Online, Inc.                          1,215,000
      3,000  Analysts International Corp.                     90,000
     28,000  Aspect Telecommunications Corp.                 973,000
     19,000  Atmel Corp.                                     594,936
      1,000  Auspex Systems, Inc.                             14,812
     27,000  Autodesk, Inc.                                  911,250
     21,400  Avnet, Inc.                                   1,080,700
     10,000  BMC Industries, Inc.                            386,250
     18,000  BMC Software, Inc.                              641,250
     56,000  Borland International, Inc.                     777,000
     36,000  Cadence Design Systems, Inc.                  1,174,500
     19,000  Cascade Communications                        1,344,250
     21,000  Cidco, Inc.                                     588,000
      2,000  Computer Network Technology                      13,125
     60,000  Conner Peripherals, Inc.                      1,095,000
     22,000  Credence Systems Corp.                          825,000
      1,000  Dallas Semiconductor Co.                         21,250
     13,000  Dovatron International, Inc.                    399,750
     22,000  Dynatech Corp.                                  335,500
     12,000  Electroglas, Inc.                               867,000
     13,000  Electronics For Imaging, Inc.                 1,082,250
      4,000  FTP Software, Inc.                              108,188
     34,000  Gateway 2000, Inc.                            1,160,250
      9,000  Harris Corp.                                    525,375
     23,000  In Focus Systems, Inc.                          730,250
     44,000  Integrated Device Technology, Inc.              844,250
     22,000  International Rectifier Corp.                 1,009,250
     37,000  Intervoice, Inc.                                689,125
     24,000  KLA Instruments Corp.                         1,050,000



  Number                                                    Market
  of Shares                                                 Value
---------------------------------------------------------------------
    3,000  Komag, Inc..................................  $    172,875
   13,000  Lam Research Corp...........................       809,250
    3,000  Littelfuse, Inc.............................        98,625
   17,000  McAfee Associates, Inc......................       998,750
   10,000  Microchip Technology, Inc...................       397,500
   26,000  Netmanage, Inc..............................       542,750
   14,000  Network Equipment Technologies..............       465,500
   22,000  Network General Corp........................       907,500
   12,500  Novellus Systems, Inc.......................       857,812
    8,000  Peoplesoft, Inc.............................       688,000
    4,500  Pioneer Standard Electronics, Inc...........        62,438
    9,000  Policy Management Systems Corp..............       426,375
    5,000  Quantum Corp................................        86,250
   23,000  Read-Rite Corp..............................       819,375
    4,000  Recoton Corp................................        89,000
   38,000  S3, Inc.....................................       650,750
   14,000  Seagate Technology..........................       638,750
   30,000  Sequent Computer Systems, Inc...............       525,000
   25,000  Solectron Corp..............................     1,018,750
    9,000  Sterling Software, Inc......................       416,250
   19,000  Symbol Technologies, Inc....................       665,000
   20,000  Teradyne, Inc...............................       670,000
   12,000  3Com Corp...................................       582,000
   11,474  U.S. Robotics Corp..........................     1,067,080
   19,000  Unitrode Corp...............................       513,000
    8,500  Varian Associates, Inc......................       437,750
   27,000  Vishay Intertechnology, Inc.................       972,000
   19,000  Wyle Electronics, Inc.......................       814,625
   21,000  Xilinx, Inc.................................     1,000,125
                                                         ------------
                                                           39,157,591
                                                         ------------

           TRANSPORTATION

   49,000  Arkansas Best Corp..........................       453,250
   32,000  Comair Holdings, Inc........................       896,000
   10,800  Consolidated Freightways, Inc...............       252,450
    1,000  Continental Airlines, Inc., Class B.........        35,625
   24,000  Fritz Companies, Inc........................       846,000
   26,000  Illinois Central Corp.......................     1,001,000
   22,000  MS Carriers, Inc............................       341,000
   12,000  Northwest Airlines, Inc., Class A...........       486,000
   19,000  Pittston Company Services Group.............       520,125
    6,000  Stolt Nielsen, S.A..........................       182,250
   11,000  TNT Freightways Corp........................       203,500
                                                         ------------
                                                            5,217,200
                                                         ------------


           UTILITIES

   29,000  AES Corp....................................       572,750
   26,000  AT&T Corp...................................     1,040,000
   34,100  Boston Edison Co............................       937,750
    4,500  C-Tec Corp..................................        94,500
   12,000  California Energy, Inc......................       216,000
   27,000  Centerior Energy Corp.......................       273,375
    4,300  Central Hudson Gas & Electric Corp..........       131,688
    1,000  Colorado Public Service Co..................        34,000
   10,000  Commnet Cellular, Inc.......................       252,500
   38,000  Delmarva Power & Light Co...................       845,500
   17,000  DQE, Inc....................................       469,625
    8,000  Eastern Utilities Association...............       187,000
    4,251  Firstmiss Gold, Inc.........................        77,049
   42,000  Frontier Corp...............................     1,139,250
   36,000  Illinova Corp...............................     1,026,000
   41,000  Long Island Lighting Co.....................       707,250
   33,000  New Mexico Public Service Co................       556,875
   24,000  NIPSCO Industries, Inc......................       879,000
    9,500  Oklahoma Gas & Electric Co..................       380,000
    3,000  Orange & Rockland Utilities.................       105,375
   27,000  Pinnacle West Capital Corp..................       742,500
   32,000  Portland General Corp.......................       872,000
   14,200  Southern New England Telecommunications.....       514,750
   23,000  U.S. Cellular Corp..........................       790,625
    1,000  U.S. Long Distance Corp.....................        13,000
                                                         ------------
                                                           12,858,362
                                                         ------------
             TOTAL COMMON STOCK........................   194,325,513
                                                         ------------
           Convertible Preferred Stock

    1,600  FHP International, $1.25, Series A..........        38,000
                                                         ------------


 Principal
  Amount
  (000)
 ---------
           Repurchase Agreement

  $ 5,805  Lehman Government Securities, Inc.,
             5.75%, 11/01/95...........................     5,805,000
                                                         ------------
           TOTAL INVESTMENTS...........................   200,168,513
           Other assets and liabilities, net...........       176,308
                                                         ------------
           NET ASSETS..................................  $200,344,821
                                                         ============

Note 3--Investment Activity
During the period, the cost of purchases and proceeds from sales and maturities of investments, excluding short-term investments and forward commitments were:

                                                           Growth &                     Emerging    International
                                            Growth II     Income II    Government II   Growth II      Equity II
                                           ------------   ----------    ------------  -----------    ------------

  Purchases.............................    $83,144,346   $41,958,082    $23,733,799  $29,403,570      $8,126,934
  Sales.................................    $50,888,482   $17,696,039    $13,098,839  $ 6,151,590      $  753,105

At the end of the period, the Trust held the following futures contracts:

                                                                                                 Unrealized
                                                                    Number of      Market       Appreciation
          Fund                               Description            Contracts       Value      (Depreciation)
 -----------------------------       ---------------------------    ----------   -----------   -------------
   Growth II                         Standard & Poor's 500 Index
                                       expiring 12/95 (long)            16        $4,670,800     $   76,343
                                       expiring 3/96 (long)              4         1,177,400         (4,650)
                                                                                  ----------     ----------
                                                                                  $5,848,200     $   71,693
                                                                                  ==========     ==========


   Growth & Income II                Standard & Poor's 500 Index
                                       expiring 3/96 (long)              2        $  588,700     $   (5,025)
                                                                                  ==========     ==========
   Government II                     U.S. Treasury Bond,
                                       expiring 12/95 (short)            6        $ (702,375)    $   (1,388)
                                     U.S. Treasury Bond,
                                       expiring 12/95 (long)            23         2,692,438         42,836
                                     U.S. Treasury Note, five years
                                       expiring 12/95 (short)            5          (541,641)        (1,970)
                                     U.S. Treasury Note, five years
                                       expiring 12/95 (long)             8           866,625          8,024
                                     U.S. Treasury Note, ten years
                                       expiring 12/95 (long)            10         1,115,313         14,562

                                     U.S. Treasury Bond,
                                       expiring 3/96 (long)              2           233,438           (212)
                                                                                  ----------      ----------
                                                                                  $3,663,798      $   61,852
                                                                                  ==========      ==========

At the end of the period, Government II held the following forward commitments for which delivery is not intended:

                                                                       Unrealized
 Principal                                                 Market     Appreciation
  Amount                     Security                      Value     (Depreciation)
---------    ----------------------------------------    --------    --------------
             Government National Mortgage Association
$500,000       7.00%, settling 11/95 (sale)............  $(496,565)      $    (2)
 600,000       7.00%, settling 11/95 (purchase)........    595,878        13,315
                                                         ---------       -------
                 (Net obligation $86,000)..............  $  99,313       $13,313
                                                         =========       =======

The following table presents the identified cost of investments (and foreign currency for International Equity II) at the end of the period for federal income tax purposes and the associated net unrealized appreciation.


                                                   Growth                       Emerging     International
                                    Growth II    & Income II   Government II    Growth II      Equity II
                                   -----------   -----------   -------------   -----------   -------------
  Identified cost................  $51,263,560   $33,845,311    $21,895,632    $25,817,140     $9,054,237
                                   ===========   ===========    ===========    ===========     ==========
  Gross unrealized appreciation..  $ 4,388,657   $ 2,927,593    $   418,009    $ 2,782,612     $  923,978
  Gross unrealized depreciation..     (758,483)     (607,669)       (51,310)      (626,049)      (317,907)
                                   -----------   -----------    -----------    -----------     ----------
  Net unrealized appreciation....  $ 3,630,174   $ 2,319,924    $   366,699    $ 2,156,563     $  606,071
                                   ===========   ===========    ===========    ===========     ==========

Note 4--Capital

Each Fund offers two classes of shares at their respective net asset values per share, plus a sales charge which is imposed either at the time of purchase (the Class A shares) or at the time of redemption on a contingent deferred basis (the Class B shares). All classes of shares have the same rights, except that Class B shares bear the cost of distribution fees and certain other class specific expenses. Class B shares automatically convert to Class A shares six years after purchase, subject to certain conditions. Realized and unrealized gains or losses, investment income and expenses (other than class specific expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The Trust has an unlimited number of each class of shares of $.01 par value beneficial interest authorized. Transactions in shares of beneficial interest for the period were as follows:


                              Growth II              Growth & Income II           Government II         Emerging   International
                       ------------------------   ------------------------   ------------------------   Growth II    Equity II
                       Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   ---------  -------------
                        Oct.  31,    Oct. 31,      Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,          Feb. 21 1995
                         1995           1994         1995         1994          1995         1994        through Oct. 31, 1995
                       ----------  ------------   ----------  ------------   ----------  ------------   ------------------------
Shares sold
  Class A............  1,296,305      373,998       870,371      300,262       545,888      433,958     1,125,630     480,871
  Class B............  1,972,519      497,430     1,317,260      312,434       618,905      253,982       732,333     202,578
                       ---------      -------     ---------    ---------     ---------    ---------     ---------     -------
                       3,268,824      871,428     2,187,631      612,696     1,164,793      687,940     1,857,963     683,449
                       ---------      -------     ---------    ---------     ---------    ---------     ---------     -------
Shares reinvested
  Class A............         --           --         6,227          999        27,873        5,134            --          --
  Class B............         --           --         3,076          584        19,868        1,471            --          --
                       ---------      -------     ---------    ---------     ---------    ---------     ---------     -------
                              --           --         9,303        1,583        47,741        6,605            --          --
                       ---------      -------     ---------    ---------     ---------    ---------     ---------     -------

Shares redeemed
  Class A............   (217,699)      (5,414)     (202,866)      (4,796)     (158,374)     (44,548)      (70,836)     (6,846)
  Class B............   (146,988)      (9,513)     (106,128)      (1,966)      (99,822)     (13,568)      (14,613)     (3,080)
                       ---------      -------     ---------    ---------     ---------    ---------     ---------     -------
                        (364,687)     (14,927)     (308,994)      (6,762)     (258,196)     (58,116)      (85,449)     (9,926)
                       ---------      -------     ---------    ---------     ---------    ---------     ---------     -------
Increase in shares
  outstanding........  2,904,137      856,501     1,887,940      607,517       954,338      636,429     1,772,514     673,523
                       =========      =======     =========    =========     =========    =========     =========     =======


Note 5--Trustee Compensation
Trustees who are not affiliated with the Adviser are compensated by the Trust at the annual rate of $5,320 plus a fee of $360 per day for the Board meeting attended.


                                                   Growth                      Emerging    International
                                     Growth II   & Income II   Government II   Growth II      Equity II
                                     ---------   -----------   -------------   ---------   -------------
    Trustees' fees for the period..   $22,505      $21,775        $21,662       $6,800         $6,460
                                      =======      =======        =======       ======         ======

 FINANCIAL HIGHLIGHTS

 Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                              Class A(2)                               Class B(2)
                                                  ------------------------------------     ------------------------------------
                                                        Year           May 3, 1994(1)            Year           May 3, 1994(1)
                                                       Ended              through               Ended              through
                                                  October 31, 1995    October 31, 1994     October 31, 1995    October 31, 1994
                                                  ----------------    ----------------     ----------------    ----------------
Growth II Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period............       $11.89              $11.81                $11.85             $11.81
                                                       ------              ------                ------             ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income..............................          .28                 .29                   .27                .28
 Expenses(4)....................................         (.37)               (.29)                 (.46)              (.32)
                                                       ------              ------                ------             ------
Net investment income (loss)....................         (.09)                .00                  (.19)              (.04)
Net realized and unrealized gain on securities..         2.77                 .08                  2.75                .08
                                                       ------              ------                ------             ------
Total from investment operations................         2.68                 .08                  2.56                .04
                                                       ------              ------                ------             ------
Net asset value, end of period..................       $14.57              $11.89                $14.41             $11.85
                                                       ======              ======                ======             ======
TOTAL RETURN(3).................................        22.44%                .76%                21.50%               .42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)............       $ 21.1              $  4.4                $ 33.3             $  5.8
Average net assets (millions)...................       $ 11.5              $  2.1                $ 17.6             $  2.1

Ratios to average net assets (annualized)(4)
 Expenses.......................................         2.75%               4.89%                 3.50%              5.79%
 Expenses, without expense reimbursement........         2.90%                 --                  3.65%                --
 Net investment loss............................         (.68%)              (.05%)               (1.45%)             (.78%)
 Net investment loss, without expense
  reimbursement.................................         (.83%)                 --                (1.60%)               --

Portfolio turnover rate.........................          193%                151%                  193%               151%
-------------------------------------------------------------------------------------------------------------------------------
Growth & Income II Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period............       $11.71              $11.81                $11.70             $11.81
                                                       ------              ------                ------             ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income..............................          .41                 .42                   .42                .42
 Expenses(4)....................................         (.31)               (.21)                 (.41)              (.25)
                                                       ------              ------                ------             ------
Net investment income...........................          .10                 .21                   .01                .17
Net realized and unrealized gains or losses on
 securities.....................................        2.255                (.26)                2.234              (.251)
                                                       ------              ------                ------             ------
Total from investment operations................        2.355                (.05)                2.244              (.081)
                                                       ------              ------                ------             ------
LESS DISTRIBUTIONS FROM
 Net investment income..........................         (.10)               (.05)                 (.01)             (.029)
 Excess of book-basis net investment income.....        (.045)                 --                 (.054)                --
                                                       ------              ------                ------             ------
Total distributions.............................        (.145)               (.05)                (.064)             (.029)
                                                       ------              ------                ------             ------
Net asset value, end of period..................       $13.92              $11.71                $13.88             $11.70
                                                       ======              ======                ======             ======

TOTAL RETURN(3).................................        20.20%              (.42%)                19.19%              (.68%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)............       $ 13.5              $  3.5                $ 21.2             $  3.6
Average net assets (millions)...................       $  7.5              $  1.9                $ 10.2             $  1.5

Ratios to average net assets (annualized)(4)
 Expenses.......................................         2.44%               3.37%                 3.15%              4.42%
 Expenses, without expense reimbursement........         2.59%               3.40%                 3.30%              4.45%
 Net investment income..........................          .81%               3.38%                  .05%              3.00%
 Net investment income (loss), without expense
  reimbursement.................................          .66%               3.35%                 (.10%)             2.97%

Portfolio turnover rate.........................          108%                215%                  108%               215%


 (1) Commencement of operations
 (2) Based on average shares outstanding
 (3) Total return does not consider the effect of sales charges.
 (4) See Note 2

See Notes to Financial Statements.

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

                                                              Class A(2)                          Class B(2)
                                                  ----------------------------------  ----------------------------------
                                                        Year         May 3, 1994(1)         Year         May 3, 1994(1)
                                                       Ended            through            Ended            through
                                                  October 31, 1995  October 31, 1994  October 31, 1995  October 31, 1994
                                                  ----------------  ----------------  ----------------  ----------------
Government II Fund
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.............      $ 11.54           $11.91            $ 11.54          $11.91
                                                       -------           ------            -------          ------
INCOME FROM INVESTMENT OPERATIONS
Investment income................................          .93              .38                .93             .38
Expenses.........................................         (.32)            (.15)              (.42)           (.18)
                                                       -------           ------            -------          ------
Net investment income............................          .61              .23                .51             .20
Net realized and unrealized gains or losses on
 securities......................................        .6366             (.40)             .6523            (.41)
                                                       -------           ------            -------          ------
Total from investment operations.................       1.2466             (.17)            1.1623            (.21)

LESS DISTRIBUTIONS FROM
Net investment income............................         (.61)            (.20)              (.51)           (.16)
Excess of book-basis net investment income.......       (.0366)               -             (.0523)              -
                                                       -------           ------            -------          ------
Total distributions..............................       (.6466)            (.20)            (.5623)           (.16)
                                                       -------           ------            -------          ------
Net asset value, end of period...................      $ 12.14           $11.54            $ 12.14          $11.54
                                                       =======           ======            =======          ======

TOTAL RETURN(3)..................................        11.20%           (1.53%)            10.42%          (1.83%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).............      $   9.8           $  4.6            $   9.5          $  2.8
Average net assets (millions)....................      $   6.4           $  3.9            $   5.5          $  1.1
Ratios to average net assets (annualized)
 Expenses........................................         2.74%            2.32%              3.48%           3.25%
 Net investment income...........................         5.11%            3.54%              4.32%           3.49%
Portfolio turnover rate..........................          113%             155%               113%            155%

 (1) Commencement of operations
 (2) Based on average shares outstanding
 (3) Total return does not consider the effect of sales charges.

See Notes to Financial Statements.

  Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                            Class A(2)                      Class B(2)
                                                                        --------------------            --------------------
                                                                        February 21, 1995(1)            February 21, 1995(1)
                                                                              through                         through
                                                                          October 31, 1995                October 31, 1995
                                                                        --------------------            --------------------
Emerging Growth II Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......................................    $11.81                          $11.81
                                                                               ------                          ------
INCOME FROM INVESTMENT OPERATIONS
  Investment income........................................................       .15                             .15
  Expenses(4)..............................................................      (.39)                           (.50)
                                                                               ------                          ------
Net investment loss........................................................      (.24)                           (.35)
Net realized and unrealized gain on securities.............................      3.55                            3.58
                                                                               ------                          ------
Total from investment operations...........................................      3.31                            3.23
                                                                               ------                          ------
Net asset value, end of period.............................................    $15.12                          $15.04
                                                                               ======                          ======
TOTAL RETURN(3)............................................................     28.11%                          27.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).......................................    $ 15.9                          $ 10.8
Average net assets (millions)..............................................    $  6.1                          $  3.7

Ratios to average net assets (annualized)(4)
 Expenses..................................................................      2.75%                           3.49%
 Expenses, without expense reimbursement...................................      3.37%                           4.11%
 Net investment loss.......................................................     (1.65%)                         (2.45%)
 Net investment loss, without expense reimbursement........................     (2.27%)                         (3.07%)

Portfolio turnover rate....................................................        83%                             83%
----------------------------------------------------------------------------------------------------------------------------
International Equity II Fund

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......................................    $11.81                          $11.81
                                                                               ------                          ------
INCOME FROM INVESTMENT OPERATIONS
  Investment income........................................................       .19                             .19
  Expenses(4)..............................................................      (.33)                           (.40)
                                                                               ------                          ------
Net investment loss........................................................      (.14)                           (.21)
Net realized and unrealized gain on securities.............................      2.19                            2.19
                                                                               ------                          ------
Total from investment operations...........................................      2.05                            1.98
                                                                               ------                          ------
Net asset value, end of period.............................................    $13.86                          $13.79
                                                                               ======                          ======
TOTAL RETURN(3)............................................................     16.28%/(5)                      15.69%/(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).......................................    $  6.6                          $  2.7
Average net assets (millions)..............................................    $  3.7                          $  1.0

Ratios to average net assets (annualized)(4)
 Expenses..................................................................      3.64%                           4.33%
 Expenses, without expense reimbursement...................................      5.97%                           6.67%
 Net investment loss.......................................................     (1.40%)                         (2.80%)
 Net investment loss, without expense reimbursement........................     (3.73%)                         (5.13%)

 Portfolio turnover rate...................................................        17%                             17%

 /(1)/ Commencement of operations
 /(2)/ Based on average shares outstanding
 /(3)/ Total return has not been annualized and does not consider the effect of sales charges.
 /(4)/ See Note 2
 /(5)/ Total return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995.


See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of Common Sense Trust

We have audited the accompanying statements of net assets of Common Sense II Growth Fund, Common Sense II Growth and Income Fund, Common Sense II Government Fund, Common Sense II Emerging Growth Fund, and Common Sense II International Equity Fund, (cumulatively the "Funds"), five of ten portfolios constituting the series of the Common Sense Trust (the "Trust"), as of October 31, 1995. For Common Sense II Emerging Growth Fund and Common Sense II International Equity Fund we have audited the related statements of operations, the statements of changes in net assets and the financial highlights for the period from inception (February 21, 1995) through October 31, 1995. For Common Sense II Growth Fund, Common Sense II Growth and Income Fund and Common Sense II Government Fund we have audited the related statements of operations, the statements of changes in net assets and the financial highlights for the period from inception (May 3, 1994) through October 31, 1994 and for the year ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Common Sense Trust listed above at October 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods identified above, in conformity with generally accepted accounting principles.


                                                        ERNST & YOUNG LLP

Houston, Texas
December 1, 1995

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements


                                                                     INCLUDED IN PART B FOR
                                                                  COMMON SENSE GOVERNMENT FUND
                                                                    COMMON SENSE GROWTH FUND
                                                               COMMON SENSE GROWTH AND INCOME FUND
                                                                 COMMON SENSE MONEY MARKET FUND
                                                                COMMON SENSE MUNICIPAL BOND FUND
                                                               -----------------------------------
Statement of Net Assets                                                         X
  Year ended October 31, 1995
Statement of Operations                                                         X
  Year ended October 31, 1995
Statement of Changes in Net Assets                                              X
  Year ended October 31, 1994
  Year ended October 31, 1995
Notes to Financial Statements                                                   X
Financial Highlights                                                            X
Report of Independent Auditors                                                  X



                                                                     INCLUDED IN PART B FOR
                                                                 COMMON SENSE II GOVERNMENT FUND
                                                                   COMMON SENSE II GROWTH FUND
                                                             COMMON SENSE II GROWTH AND INCOME FUND
                                                            COMMON SENSE II INTERNATIONAL EQUITY FUND
                                                              COMMON SENSE II EMERGING GROWTH FUND
                                                           -------------------------------------------
Statement of Net Assets                                                         X
  Year ended October 31, 1995
Statement of Operations                                                         X
  Year ended October 31, 1995
Statement of Changes in Net Assets                                              X
  May 3, 1994 (commencement of operations) through
     October 31, 1994
  Year ended October 31, 1995
Notes to Financial Statements                                                   X
Financial Highlights                                                            X
Report of Independent Auditors                                                  X


All schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable, and therefore have been omitted.

     (b) Exhibits


         1.1         -- Agreement and Declaration of Trust dated January 29, 1987.
                        (Incorporated by reference to respective exhibit filed with original
                        Registration Statement.)
         1.2         -- Certificate of Designation of Common Sense Money Market Fund.
                        (Incorporated by reference to Exhibit 1.1 filed with Post-Effective
                        Amendment No. 1 filed December 9, 1987.)
         1.3         -- Certificate of Designation of Common Sense Municipal Bond Fund.
                        (Incorporated by reference to Exhibit 1.2 filed with Post-Effective
                        Amendment No. 3, filed May 6, 1988.)
         1.4         -- Certificate of Amendment of Common Sense Trust. (Incorporated herein by reference to Exhibit 1.4 filed with Post-Effective Amendment No.
                        11, filed March 2, 1994.)
         1.5         -- Certificate of Designation of Common Sense II Growth Fund.
                        (Incorporated herein by reference to Exhibit 1.6 filed with
                        Post-Effective Amendment No. 11, filed March 2, 1994.)
         1.6         -- Certificate of Designation of Common Sense II Growth and Income Fund.
                        (Incorporated herein by reference to Exhibit 1.7 filed with
                        Post-Effective Amendment No. 11, filed March 2, 1994.)
         1.7         -- Certificate of Designation of Common Sense II Government Fund.
                        (Incorporated herein by reference to Exhibit 1.8 filed with
                        Post-Effective Amendment No. 11, filed March 2, 1994.)
         1.8         -- Certificate of Designation of Common Sense II Emerging Growth Fund
                        (Incorporated herein by reference to Exhibit 1.9 filed with
                        Post-Effective Amendment No. 15, filed August 11, 1995).
         1.9         -- Certificate of Designation of Common Sense II International Equity
                        Fund (Incorporated herein by reference to Exhibit 1.10 filed with
                        Post-Effective Amendment No. 15, filed August 11, 1995).
         2           -- Bylaws. (Incorporated by reference to respective exhibit filed with original Registration Statement.)
         3           -- Inapplicable.
         4.1         -- Specimen copy of Share of Beneficial Interest in Common Sense
                        Government Fund. (Incorporated by reference to Exhibit 4.3 filed with
                        Pre-Effective Amendment No. 2, filed March 31, 1987.)
         4.2         -- Specimen copy of Share of Beneficial Interest in Common Sense Growth
                        Fund. (Incorporated by reference to Exhibit 4.2 filed with
                        Pre-Effective Amendment No. 2, filed March 31, 1987.)
         4.3         -- Specimen copy of Share of Beneficial Interest in Common Sense Growth and Income Fund. (Incorporated by reference to Exhibit 4.1 filed with
                        Pre-Effective Amendment No. 2, filed March 31, 1987.)
         4.4         -- Specimen copy of Share of Beneficial Interest in Common Sense Money
                        Market Fund. (Incorporated by reference to Exhibit 4.4 filed with
                        Post-Effective Amendment No. 1, filed December 9, 1987.)
         4.5         -- Specimen copy of Share of Beneficial Interest in Common Sense
                        Municipal Bond Fund. (Incorporated by reference to Exhibit 4.5 filed with Post-Effective Amendment No. 3, filed May 6, 1988.)
         4.6         -- Specimen copy of Share of Beneficial Interest in Common Sense Trust
                        II for Class A shares. (Incorporated herein by reference to Exhibit
                        4.6 filed with Post-Effective Amendment No. 11, filed March 2, 1994.)

         4.7         -- Specimen copy of Share of Beneficial Interest in Common Sense Trust
                        II for Class B shares. (Incorporated herein by reference to Exhibit
                        4.7 filed with Post-Effective Amendment No. 11, filed March 2, 1994.)
         5.1         -- Investment Advisory Agreement for Common Sense Growth Fund, dated
                        December 20, 1994. (Incorporated herein by reference to Exhibit 5.1 filed with Post-Effective Amendment No. 14, filed January 26, 1995.)
         5.2         -- Investment Advisory Agreement for Common Sense Growth and Income
                        Fund, dated December 20, 1994. (Incorporated herein by reference to
                        Exhibit 5.2 filed with Post-Effective Amendment No. 14, filed January
                        26, 1995.)
         5.3         -- Investment Advisory Agreement for Common Sense Government Fund, dated
                        December 20, 1994. (Incorporated herein by reference to Exhibit 5.3 filed with Post-Effective Amendment No. 14, filed January 26, 1995.)
         5.4         -- Investment Advisory Agreement for Common Sense Money Market Fund,
                        dated December 20, 1994. (Incorporated herein by reference to Exhibit
                        5.4 filed with Post-Effective Amendment No. 14, filed January 26,
                        1995.)
         5.5         -- Investment Advisory Agreement for Common Sense Municipal Bond Fund,
                        dated December 20, 1994. (Incorporated herein by reference to Exhibit
                        5.5 filed with Post-Effective Amendment No. 14, filed January 26,
                        1995.)
         5.6         -- Investment Advisory Agreement for Common Sense II Growth Fund dated
                        December 20, 1994. (Incorporated herein by reference to Exhibit 5.7 filed with Post-Effective Amendment No. 14, filed January 26, 1995.)
         5.7         -- Investment Advisory Agreement for Common Sense II Growth and Income
                        Fund dated December 20, 1994. (Incorporated herein by reference to
                        Exhibit 5.8 filed with Post-Effective Amendment No. 14, filed January
                        26, 1995.)
         5.8         -- Investment Advisory Agreement for Common Sense II Government Fund
                        dated December 20, 1994. (Incorporated herein by reference to Exhibit
                        5.9 filed with Post-Effective Amendment No. 14, filed January 26,
                        1995.)
         5.9         -- Investment Advisory Agreement for Common Sense II Emerging Growth
                        Fund (Incorporated herein by reference to Exhibit 5.10 filed with
                        Post-Effective Amendment No. 15, filed August 11, 1995).
         5.10        -- Investment Advisory Agreement for Common Sense II International
                        Equity Fund (Incorporated herein by reference to Exhibit 5.11 filed with Post-Effective Amendment No. 15, filed August 11, 1995).
         5.11        -- Investment Sub-Advisory Agreement for Common Sense II International
                        Equity Agreement (Incorporated herein by reference to Exhibit 5.12 filed with Post-Effective Amendment No. 15, filed August 11, 1995).
         5.12        -- Notification of Additional Portfolio -- Common Sense Money Market
                        Fund. (Incorporated by reference to Exhibit 5.2 with Post-Effective
                        Amendment No. 1 filed on November 27, 1987.)
         5.13        -- Notification of Additional Portfolio (Common Sense Money Market Fund)
                        amending the Sub-Advisory Agreement. (Incorporated by reference to
                        Exhibit 5.3 filed with Post-Effective Amendment No. 1, filed on
                        November 27, 1987.)
         5.14        -- Notification of Additional Portfolio -- Common Sense Municipal Bond
                        Fund. (Incorporated by reference to Exhibit 5.4 filed with
                        Post-Effective Amendment No. 3, filed May 6, 1988.)
         5.15        -- Notification of Additional Portfolio (Common Sense Municipal Bond
                        Fund) amending the Sub-Advisory Agreement. (Incorporated by reference to Exhibit 5.5 filed with Post-Effective Amendment No. 3, filed May
                        6, 1988.)

         5.16        -- Notification of Additional Portfolio (Common Sense II Growth Fund)
                        amending the Sub-Advisory Agreement. (Incorporated herein by reference to Exhibit 5.15 filed with Post-Effective Amendment No. 11, filed March 2, 1994.)
         5.17        -- Notification of Additional Portfolio (Common Sense II Growth and
                        Income Fund) amending the Sub-Advisory Agreement. (Incorporated herein by reference to Exhibit 5.16 filed with Post-Effective
                        Amendment No. 11, filed March 2, 1994.)
         5.18        -- Notification of Additional Portfolio (Common Sense II Government
                        Fund) amending the Sub-Advisory Agreement. (Incorporated herein by reference to Exhibit 5.17 filed with Post-Effective Amendment No. 11, filed March 2, 1994.)
         6.1         -- Underwriting Agreement for Common Sense Trust (Common Sense
                        Government Fund, Common Sense Growth Fund, Common Sense Growth and
                        Income Fund, Common Sense Money Market Fund and Common Sense
                        Municipal Bond Fund) dated October 1, 1993. (Incorporated herein by reference to Exhibit 6.1 filed with Post-Effective Amendment No. 12, filed October 28, 1994.)
         6.2         -- Underwriting Agreement for Common Sense II Government Fund, Common
                        Sense II Growth Fund and Common Sense II Growth & Income Fund dated
                        May 2, 1994. (Incorporated herein by reference to Exhibit 6.2 filed with Post-Effective Amendment No. 12, filed October 28, 1994.)
         6.3         -- Underwriting Agreement for Common Sense II Emerging Growth Fund
                        (Incorporated herein by reference to Exhibit 6.3 filed with
                        Post-Effective Amendment No. 15, filed August 11, 1995).
         6.4         -- Underwriting Agreement for Common Sense II International Equity Fund
                        (Incorporated herein by reference to Exhibit 6.4 filed with
                        Post-Effective Amendment No. 15, filed August 11, 1995).
         6.5         -- Selling Agreement between Common Sense Distributors and First
                        American National Securities, Inc. (Incorporated by reference to
                        Exhibit 6.2 filed with Pre-Effective Amendment No. 2, filed March 31,
                        1987.)
         6.6         -- Selling Agreement for Common Sense II Funds dated May 2, 1994.
                        (Incorporated herein by reference to Exhibit 6.4 filed with
                        Post-Effective Amendment No. 12, filed October 28, 1994.)
         6.7         -- Selling Agreement with PFS Investments Inc.
         7           -- Inapplicable.
         8.1         -- Custodian Agreement. (Incorporated by reference to Exhibit 8.1 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)
         8.2         -- Amendment to Custodian Agreement dated March 14, 1990. (Incorporated by reference to Exhibit 8.1b filed with Post-Effective Amendment No.
                        6, filed January 23, 1991.)
         8.3         -- Letter of notification to State Street Bank, as custodian, to the addition of the following funds: Common Sense II Growth Fund, Common
                        Sense II Growth and Income Fund, and Common Sense II Government Fund.
                        (Incorporated herein by reference to Exhibit 8.3 filed with
                        Post-Effective Amendment No. 12, filed October 28, 1994.)
         8.4         -- Transfer Agency Agreement. (Incorporated by reference to Exhibit 8.2 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)
         8.5         -- Addendum to Transfer Agency Agreement for Common Sense Money Market
                        Fund dated December 15, 1987. (Incorporated herein by reference to
                        Exhibit 8.5 filed with Post-Effective Amendment No. 12, filed October
                        28, 1994.)

         8.6         -- Addendum to Transfer Agency Agreement for Common Sense Municipal Bond
                        Fund dated July 13, 1988. (Incorporated herein by reference to
                        Exhibit 8.6 filed with Post-Effective Amendment No. 12, filed October
                        28, 1994.)
         8.7         -- Addendum to Transfer Agency Agreement for Common Sense II Growth Fund
                        dated May 2, 1994. (Incorporated herein by reference to Exhibit 8.8 filed with Post-Effective Amendment No. 12, filed October 28, 1994.)
         8.8         -- Addendum to Transfer Agency Agreement for Common Sense II Growth &
                        Income Fund dated May 2, 1994. (Incorporated herein by reference to
                        Exhibit 8.9 filed with Post-Effective Amendment No. 12, filed October
                        28, 1994.)
         8.9         -- Addendum to Transfer Agency Agreement for Common Sense II Government
                        Fund dated May 2, 1994. (Incorporated herein by reference to Exhibit
                        8.10 filed with Post-Effective Amendment No. 12, filed October 28,
                        1994.)
         8.10        -- Addendum to Transfer Agency and Service Agreement for Common Sense II
                        Emerging Growth Fund (Incorporated herein by reference to Exhibit
                        8.11 filed with Post-Effective Amendment No. 15, filed August 11,
                        1995).
         8.11        -- Addendum to Transfer Agency and Service Agreement for Common Sense II
                        International Equity Fund (Incorporated herein by reference to
                        Exhibit 8.12 filed with Post-Effective Amendment No. 15, filed August
                        11, 1995).
         8.12        -- Letter of notification to State Street Bank, as custodian, to the addition of the following funds: Common Sense II Emerging Growth Fund and Common Sense II International Equity Fund (Incorporated herein by reference to Exhibit 8.13 filed with Post-Effective Amendment No. 15, filed August 11, 1995).
         9           -- Inapplicable.
        10           -- Opinion of Counsel.
        11           -- Consent of Independent Auditors.
        12           -- Inapplicable.
        13.1         -- Investment Letter for Common Sense Funds. (Incorporated by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2, filed March
                        31, 1987.)
        13.2         -- Investment Letter for Common Sense II Funds dated May 2, 1994.
                        (Incorporated herein by reference to Exhibit 13.2 filed with
                        Post-Effective Amendment No. 12, filed October 28, 1994.)
        13.3         -- Investment Letter for Common Sense II Emerging Growth Fund and Common
                        Sense II International Equity Fund (Incorporated herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15, filed
                        August 11, 1995).
        14.1         -- Individual Retirement Account Application. (Incorporated by reference to Exhibit 14.1 with Post-Effective Amendment No. 9, filed November
                        10, 1993.)
        14.2         -- 403(b)(7) Custodial Account Application. (Incorporated by reference to Exhibit 14.2 with Post-Effective Amendment No. 9, filed November
                        10, 1993.)
        14.3         -- Simplified Employee Pension Account Application. (Incorporated by
                        reference to Exhibit 14.3 filed with Post-Effective Amendment No. 9, filed November 10, 1993.)
        15.1         -- Class A Distribution Plan dated May 2, 1994. (Incorporated herein by reference to Exhibit 15.1 filed with Post-Effective Amendment No. 12, filed October 28, 1994.)
        15.2         -- Class B Distribution Plan dated May 2, 1994. (Incorporated herein by reference to Exhibit 15.2 filed with Post-Effective Amendment No. 12, filed October 28, 1994.)
        15.3         -- Addendum to the Class A Distribution Plan for Common Sense II
                        Emerging Growth Fund (Incorporated herein by reference to Exhibit
                        15.3 filed with Post-Effective Amendment No. 15, filed August 11,
                        1995).

        15.4         -- Addendum to the Class B Distribution Plan for Common Sense II
                        Emerging Growth Fund (Incorporated herein by reference to Exhibit
                        15.4 filed with Post- Effective Amendment No. 15, filed August 11,
                        1995).
        15.5         -- Addendum to the Class A Distribution Plan for Common Sense II
                        International Equity Fund (Incorporated herein by reference to
                        Exhibit 15.5 filed with Post-Effective Amendment No. 15, filed August
                        11, 1995).
        15.6         -- Addendum to the Class B Distribution Plan for Common Sense II
                        International Equity Fund (Incorporated herein by reference to
                        Exhibit 15.6 filed with Post-Effective Amendment No. 15, filed August
                        11, 1995).
        15.7         -- Servicing Agreement for Class A shares dated May 2, 1994.
                        (Incorporated herein by reference to Exhibit 15.3 filed with
                        Post-Effective Amendment No. 12, filed October 28, 1994.)
        15.8         -- Servicing Agreement for Class B shares dated May 2, 1994.
                        (Incorporated herein by reference to Exhibit 15.4 filed with
                        Post-Effective Amendment No. 12, filed October 28, 1994.)
        15.9         -- Servicing Agreement for Class A shares of certain Common Sense Trust
                        Mutual Funds.
        15.10        -- Servicing Agreement for Class B shares of certain Common Sense Trust
                        Mutual Funds.
        16           -- Computation Measure for Performance Information.
        17           -- Inapplicable.
        18.1         -- Power-of-Attorney for Mr. Lane. (Incorporated by reference to Exhibit
                        17 filed with Post-Effective Amendment No. 7, filed January 23,
                        1992.)
        18.2         -- Power-of-Attorney for Mr. Merten. (Incorporated by reference to
                        Exhibit 17.1 filed with Post-Effective Amendment No. 6, filed January
                        23, 1991.)
        18.3         -- Powers-of-Attorney for Messrs. Cocanougher, Gross, Pettit, Paulsen
                        and Shepard. (Incorporated by reference to Exhibit 17 filed with
                        Post-Effective Amendment No. 5, filed June 1, 1990.)
        18.4         -- Powers-of-Attorney for Messrs. Carlton, Hackerman, Muller, Upton,
                        Woodson. (Incorporated by reference to Exhibit 18.4 filed with
                        Post-Effective Amendment No. 10, filed January 6, 1994.)
        18.5         -- Power-of-Attorney for Mr. Harvey. (Incorporated herein by reference to Exhibit 18.5 filed with Post-Effective Amendment No. 11, filed
                        March 2, 1994.)
        27           -- Financial Data Schedules.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                             AS OF JANUARY 5, 1995



                                     (1)                                 (2)
                                                                   NUMBER OF RECORD
                               TITLE OF CLASS                          HOLDERS
            -----------------------------------------------------  ----------------
            Common Sense Growth Fund
              Shares of Beneficial Ownership.....................       562,362
            Common Sense Growth and Income Fund
              Shares of Beneficial Ownership.....................       124,873
            Common Sense Government Fund
              Shares of Beneficial Ownership.....................        30,122
            Common Sense Money Market Fund
              Shares of Beneficial Ownership.....................        24,514
            Common Sense Municipal Bond Fund
              Shares of Beneficial Ownership.....................        11,520



                                                                  CLASS      CLASS
                                                                    A          B
                                                                 -------    -------
            Common Sense II Government Fund
              Shares of Beneficial Ownership...................    1,366      1,582
            Common Sense II Growth Fund
              Shares of Beneficial Ownership...................   16,188     20,792
            Common Sense II Growth and Income Fund
              Shares of Beneficial Ownership...................    4,309      6,833
            Common Sense II Emerging Growth Fund
              Shares of Beneficial Ownership...................   10,602      8,539
            Common Sense II International Equity Fund
              Shares of Beneficial Ownership...................    2,184      1,634


ITEM 27. INDEMNIFICATION.

     Item 27 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment No. 11, filed on March 2, 1994.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Investment Advisory Services" in the Prospectus and "Trustees and Executive Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) None.


     (b) The following information is furnished with respect to each officer of PFS Distributors, Inc.:



                                                                          POSITIONS AND
  NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH                 OFFICES
   BUSINESS ADDRESS                  PRINCIPAL UNDERWRITER               WITH REGISTRANT
----------------------    -------------------------------------------    ---------------
Richard W. Atcheson(1)    Assistant Secretary                                  --
Gordon K. Barber          Vice President                                       --
Cynthia E. Mitchell       Vice President                                       --
Ellen W. Montgomery       Vice President                                       --
Michael R. Snider         Vice President                                       --
Allen F. Coleman          Assistant Secretary                                  --
Gerald L. Baxter(1)       Secretary                                            --
Paul D. Burner(1)         Senior Vice President and Treasurer                  --
Daniel D. McConnell(1)    Senior Vice President and Chief Compliance           --
                            Officer
Gregory C. Pitts(1)       Senior Vice President, Operations              Vice President
Josie V.                  Chief Financial Officer                              --
  VanderZanden(1)
D. Richard Williams(1)    Chief Executive Officer, General Manager       Vice President
                            and Executive Committee Member


---------------

(1) 3120 Breckinridge Boulevard, Duluth, Georgia 30199-0001.

     (c) Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     Inapplicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

     Unless otherwise stated below, the books or other documents required to be maintained by Section 3l(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of:

        Fund Treasurer
        Mutual Fund Accounting
        2800 Post Oak Blvd
        Houston, Texas 77056

 RULE                                   LOCATION OF REQUIRED RECORDS
-------              ------------------------------------------------------------------
31a-1  (b)(2)        Van Kampen American Capital Asset Management, Inc.
                     2800 Post Oak Blvd.
                     Houston, Texas 77056

                     PFS Shareholder Services
                     3120 Breckinridge Blvd.
                     Duluth, Georgia 30199-0062

       (b)(4)-(6)    Van Kampen American Capital Asset Management, Inc.

       (b)(9)-(11)   Van Kampen American Capital Asset Management, Inc.

ITEM 31. MANAGEMENT SERVICES.

     There are no management related services contracts not discussed in Part A.

ITEM 32. UNDERTAKINGS.

     Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Houston, and State of Texas, on the 25th day of January, 1996.


                                          COMMON SENSE TRUST

                                                /s/  DON G. POWELL
                                          ----------------------------------
                                              (Don G. Powell, President)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 25, 1996:


   Principal Executive Officer and Trustee:

        /s/  DON G. POWELL
--------------------------------------
         (Don G. Powell)                           President and Trustee

   Principal Financial Officer and Accounting
   Officer:

      /s/  CURTIS W. MORELL
--------------------------------------
        (Curtis W. Morell)                         Vice President and Treasurer

   Trustees:

        *DONALD M. CARLTON
--------------------------------------
       (Donald M. Carlton)                         Trustee

      *A. BENTON COCANOUGHER
--------------------------------------
     (A. Benton Cocanougher)                       Trustee

        *STEPHEN R. GROSS
--------------------------------------
        (Stephen R. Gross)                         Trustee

        *NORMAN HACKERMAN
--------------------------------------
        (Norman Hackerman)                         Trustee

       *ROBERT D. H. HARVEY
--------------------------------------
      (Robert D. H. Harvey)                        Trustee

         *JEFFREY B. LANE
--------------------------------------
        (Jeffrey B. Lane)                          Trustee

         *ALAN G. MERTEN
--------------------------------------
         (Alan G. Merten)                          Trustee

          *STEVEN MULLER
--------------------------------------
         (Steven Muller)                           Trustee

        *F. ROBERT PAULSEN
--------------------------------------
       (F. Robert Paulsen)                         Trustee

      *R. RICHARDSON PETTIT
--------------------------------------
      (R. Richardson Pettit)                       Trustee

          *DON G. POWELL
--------------------------------------
         (Don G. Powell)                           Trustee

      *ALAN B. SHEPARD, JR.
--------------------------------------
      (Alan B. Shepard, Jr.)                       Trustee

          *MILLER UPTON
--------------------------------------
          (Miller Upton)                           Trustee

       *BENJAMIN N. WOODSON
--------------------------------------
      (Benjamin N. Woodson)                        Trustee


---------------

* Signed by the undersigned pursuant to a Power-of-Attorney filed with the Commission.

                                               /s/  NORI L. GABERT
                                               -----------------------
                                                    Nori L. Gabert
                                                   Attorney-in-Fact

                               COMMON SENSE TRUST

INDEX TO EXHIBITS TO FORM N-1A REGISTRATION STATEMENT


  EXHIBIT
    NO.                                  DESCRIPTION OF EXHIBIT
---------- ----------------------------------------------------------------------------------
    6.7    -- Selling Agreement with PFS Investments Inc.
   10      -- Opinion of Counsel.
   11      -- Consent of Independent Auditors.
   15.9    -- Servicing Agreement for Class A shares of certain Common Sense Trust Mutual
              Funds.
   15.10   -- Servicing Agreement for Class B shares of certain Common Sense Trust Mutual
              Funds.
   16      -- Computation Measure for Performance Information.
   27      -- Financial Data Schedules.